Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (20.9%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 40,453
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 12,395
VictoryShares Free Cash Flow ETF .......................................... 136,657 4,469
VictoryShares Hedged Equity Income ETF ..................................... 17,000 435
VictoryShares International Value Momentum ETF ............................... 267,086 13,111
VictoryShares International Volatility Wtd ETF ................................. 154,761 6,735
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,317
VictoryShares Small Cap Free Cash Flow ETF .................................. 100,000 2,816
VictoryShares THB Mid Cap ETF ........................................... 226,000 6,421
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 52,387 2,459
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 86,772 7,340
VictoryShares US Value Momentum ETF ...................................... 91,876 7,173
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 294,123 11,059
Total Affiliated Exchange-Traded Funds (Cost $125,610)
a
a
a
137,183
Affiliated Mutual Funds (78.7%)
Victory 500 Index Fund, Reward Shares ....................................... 227,665 15,996
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,609,415 51,831
Victory Global Managed Volatility Fund, Institutional Shares ........................ 3,295,113 36,905
Victory Government Securities Fund, Institutional Shares .......................... 16,053,784 142,558
Victory Growth Fund, Institutional Shares ..................................... 230,923 8,673
Victory High Income Fund, Institutional Shares ................................. 6,072,031 41,472
Victory Income Stock Fund, Institutional Shares ................................. 250,702 5,179
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 168,278 4,443
Victory Market Neutral Income Fund, Class I ................................... 4,120,612 34,860
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 65,818 3,198
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 94,664 1,966
Victory RS International Fund, Class R6 ...................................... 1,838,390 23,513
Victory Short-Term Bond Fund, Institutional Shares .............................. 9,630,557 87,157
Victory Small Cap Stock Fund, Institutional Shares ............................... 591,491 8,748
Victory Sophus Emerging Markets Fund, Class R6 ............................... 138,914 2,851
Victory Target Managed Allocation Fund ...................................... 2,949,373 31,145
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,884,745 15,964
Total Affiliated Mutual Funds (Cost $491,318)
a
a
a
516,459
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 950 1
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (c) ............ 950 1
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (c) ............... 950 1
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (c) . 950 1
Total Collateral for Securities Loaned (Cost $4)
a
a
a
4
Total Investments (Cost $616,932) — 99.6% 653,646
Other assets in excess of liabilities — 0.4% 2,350
NET ASSETS - 100.00% $ 655,996
At July 31, 2024, the foreign securities held by the underlying Funds were 17.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2024.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 15,778 $ 48 $ (1,355) $ 254 $ — $ 1,271 $ 15,996 $ 48
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 49,546 384 — — — 1,901 51,831 581
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 35,855 — (2,004) 280 — 2,774 36,905 —
Victory Government Securities
Fund, Institutional Shares .. 136,713 880 — — — 4,965 142,558 1,326
Victory Growth Fund,
Institutional Shares ....... 9,257 — (1,558) 787 — 187 8,673 —
Victory High Income Fund,
Institutional Shares ....... 40,190 797 — — — 485 41,472 798
Victory Income Stock Fund,
Institutional Shares ....... 4,804 28 — — — 347 5,179 28
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 4,156 — — — — 287 4,443 —
Victory Market Neutral Income
Fund, Class I ........... 34,611 494 — — — (245) 34,860 495
Victory Nasdaq-100 Index Fund,
Class R6 .............. 2,876 — — — — 322 3,198 —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 2,646 — (1,000) 327 — (7) 1,966 —
Victory RS International Fund,
Class R6 .............. 22,024 — — — — 1,489 23,513 —
Victory Short-Term Bond Fund,
Institutional Shares ....... 89,679 679 (4,801) (64) — 1,664 87,157 1,032
Victory Small Cap Stock Fund,
Institutional Shares ....... 7,820 — — — — 928 8,748 —
Victory Sophus Emerging
Markets Fund, Class R6 .... 3,406 — (703) (127) — 275 2,851 —
Victory Target Managed
Allocation Fund ......... 31,450 — (1,996) 148 — 1,543 31,145 —
Victory Trivalent International
Fund-Core Equity, Class R6 . 15,098 — — — — 866 15,964 —
VictoryShares Corporate Bond
ETF .................. 38,927 — — — — 1,526 40,453 383
VictoryShares Emerging Markets
Value Momentum ETF .... 11,949 — — — — 446 12,395 207
VictoryShares Free Cash Flow
ETF .................. 4,228 — — — — 241 4,469 12
VictoryShares Hedged Equity
Income ETF ............ — 434 — — — 1 435 —
VictoryShares International
Value Momentum ETF .... 14,859 — (2,217) (105) — 574 13,111 198
VictoryShares International
Volatility Wtd ETF ....... 6,442 — — — — 293 6,735 78
VictoryShares Short-Term Bond
ETF .................. 21,963 — — — — 354 22,317 280
VictoryShares Small Cap Free
Cash Flow ETF .......... 2,560 — — — — 256 2,816 9
VictoryShares THB Mid Cap
ETF .................. 6,024 — — — — 397 6,421 —

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
VictoryShares US Multi-Factor
Minimum Volatility ETF ... $ 2,690 $ — $ (467) $ 152 $ — $ 84 $ 2,459 $ 10
VictoryShares US Small Mid
Cap Value Momentum ETF . 6,567 — — — — 773 7,340 19
VictoryShares US Value
Momentum ETF ......... 6,659 — — — — 514 7,173 24
VictoryShares WestEnd U.S.
Sector ETF ............. 10,799 — (760) 197 — 823 11,059 23
$ 639,576 $ 3,744 $ (16,861) $ 1,849 $ — $ 25,334 $ 653,642 $ 5,551

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (25.7%)
VictoryShares Corporate Bond ETF .......................................... 2,167,524 $ 46,168
VictoryShares Emerging Markets Value Momentum ETF .......................... 609,025 29,440
VictoryShares Free Cash Flow ETF (a) ........................................ 433,670 14,181
VictoryShares Hedged Equity Income ETF ..................................... 186,000 4,759
VictoryShares International Value Momentum ETF ............................... 792,228 38,889
VictoryShares International Volatility Wtd ETF ................................. 443,850 19,316
VictoryShares Short-Term Bond ETF ......................................... 905,079 45,535
VictoryShares Small Cap Free Cash Flow ETF .................................. 357,000 10,053
VictoryShares THB Mid Cap ETF ........................................... 782,000 22,217
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 126,132 5,921
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 244,422 20,675
VictoryShares US Value Momentum ETF (a) .................................... 330,169 25,779
VictoryShares WestEnd U.S. Sector ETF ...................................... 965,197 36,292
Total Affiliated Exchange-Traded Funds (Cost $275,674)
a
a
a
319,225
Affiliated Mutual Funds (74.0%)
Victory 500 Index Fund, Reward Shares ....................................... 868,463 61,018
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 7,182,719 66,368
Victory Global Managed Volatility Fund, Institutional Shares ........................ 10,038,213 112,428
Victory Government Securities Fund, Institutional Shares .......................... 21,697,499 192,674
Victory Growth Fund, Institutional Shares ..................................... 559,350 21,009
Victory High Income Fund, Institutional Shares ................................. 7,100,298 48,495
Victory Income Stock Fund, Institutional Shares ................................. 902,368 18,643
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 629,885 16,629
Victory Market Neutral Income Fund, Class I ................................... 3,482,628 29,463
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 539,437 26,211
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 261,845 5,438
Victory RS International Fund, Class R6 ...................................... 5,103,647 65,276
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,641,316 69,154
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,687,620 24,960
Victory Sophus Emerging Markets Fund, Class R6 ............................... 529,376 10,863
Victory Target Managed Allocation Fund ...................................... 9,825,862 103,761
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,549,422 47,004
Total Affiliated Mutual Funds (Cost $833,910)
a
a
a
919,394
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 70,956 71
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (c) ............ 70,956 71
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (c) ............... 70,956 71
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (c) . 70,956 71
Total Collateral for Securities Loaned (Cost $284)
a
a
a
284
Total Investments (Cost $1,109,868) — 99.7% 1,238,903
Other assets in excess of liabilities — 0.3% 3,279
NET ASSETS - 100.00% $ 1,242,182
At July 31, 2024, the foreign securities held by the underlying Funds were 26.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2024.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 59,693 $ 174 $ (4,443) $ 447 $ — $ 5,147 $ 61,018 $ 174
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 63,442 492 — — — 2,434 66,368 744
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 111,113 — (8,166) 1,113 — 8,368 112,428 —
Victory Government Securities
Fund, Institutional Shares .. 184,775 1,190 — — — 6,709 192,674 1,791
Victory Growth Fund,
Institutional Shares ....... 19,024 — — — — 1,985 21,009 —
Victory High Income Fund,
Institutional Shares ....... 46,996 934 — — — 565 48,495 934
Victory Income Stock Fund,
Institutional Shares ....... 17,292 99 — — — 1,252 18,643 99
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 15,558 — — — — 1,071 16,629 —
Victory Market Neutral Income
Fund, Class I ........... 29,253 418 — — — (208) 29,463 418
Victory Nasdaq-100 Index Fund,
Class R6 .............. 23,573 — — — — 2,638 26,211 —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 4,818 — — — — 620 5,438 —
Victory RS International Fund,
Class R6 .............. 61,142 — — — — 4,134 65,276 —
Victory Short-Term Bond Fund,
Institutional Shares ....... 67,423 512 — — — 1,219 69,154 784
Victory Small Cap Stock Fund,
Institutional Shares ....... 22,310 — — — — 2,650 24,960 —
Victory Sophus Emerging
Markets Fund, Class R6 .... 10,497 — — — — 366 10,863 —
Victory Target Managed
Allocation Fund ......... 102,163 — (3,994) 24 — 5,568 103,761 —
Victory Trivalent International
Fund-Core Equity, Class R6 . 44,451 — — — — 2,553 47,004 —
VictoryShares Corporate Bond
ETF .................. 41,967 2,515 — — — 1,686 46,168 430
VictoryShares Emerging Markets
Value Momentum ETF .... 28,381 — — — — 1,059 29,440 492
VictoryShares Free Cash Flow
ETF .................. 13,418 — — — — 763 14,181 39
VictoryShares Hedged Equity
Income ETF ............ — 4,717 — — — 42 4,759 —
VictoryShares International
Value Momentum ETF .... 40,564 — (2,998) (168) — 1,491 38,889 587
VictoryShares International
Volatility Wtd ETF ....... 18,476 — — — — 840 19,316 223
VictoryShares Short-Term Bond
ETF .................. 44,810 — — — — 725 45,535 571
VictoryShares Small Cap Free
Cash Flow ETF .......... 9,141 — — — — 912 10,053 31
VictoryShares THB Mid Cap
ETF .................. 22,843 — (2,113) 46 — 1,441 22,217 —

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
VictoryShares US Multi-Factor
Minimum Volatility ETF ... $ 9,921 $ — $ (4,847) $ 1,563 $ — $ (716) $ 5,921 $ 36
VictoryShares US Small Mid
Cap Value Momentum ETF . 18,498 — — — — 2,177 20,675 53
VictoryShares US Value
Momentum ETF ......... 23,929 — — — — 1,850 25,779 86
VictoryShares WestEnd U.S.
Sector ETF ............. 36,346 — (3,473) 1,000 — 2,419 36,292 79
$ 1,191,817 $ 11,051 $ (30,034) $ 4,025 $ — $ 61,760 $ 1,238,619 $ 7,571

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (29.0%)
VictoryShares Corporate Bond ETF .......................................... 1,619,335 $ 34,492
VictoryShares Emerging Markets Value Momentum ETF .......................... 1,056,858 51,088
VictoryShares Free Cash Flow ETF .......................................... 729,836 23,866
VictoryShares Hedged Equity Income ETF ..................................... 186,000 4,759
VictoryShares International Value Momentum ETF ............................... 1,385,375 68,006
VictoryShares International Volatility Wtd ETF ................................. 654,183 28,470
VictoryShares Short-Term Bond ETF(a) ....................................... 654,890 32,947
VictoryShares Small Cap Free Cash Flow ETF .................................. 557,093 15,688
VictoryShares THB Mid Cap ETF ........................................... 1,451,000 41,223
VictoryShares US Multi-Factor Minimum Volatility ETF(a) ......................... 268,496 12,603
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 400,524 33,880
VictoryShares US Value Momentum ETF ...................................... 576,654 45,023
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 1,793,537 67,437
Total Affiliated Exchange-Traded Funds (Cost $381,608)
a
a
a
459,482
Affiliated Mutual Funds (70.8%)
Victory 500 Index Fund, Reward Shares ....................................... 1,540,799 108,256
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,619,123 42,681
Victory Global Managed Volatility Fund, Institutional Shares ........................ 17,375,116 194,601
Victory Government Securities Fund, Institutional Shares .......................... 11,493,763 102,065
Victory Growth Fund, Institutional Shares ..................................... 970,118 36,438
Victory High Income Fund, Institutional Shares ................................. 8,157,438 55,715
Victory Income Stock Fund, Institutional Shares ................................. 1,467,535 30,319
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,131,316 29,867
Victory Market Neutral Income Fund, Class I ................................... 2,589,477 21,907
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 941,523 45,749
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 6,049
Victory RS International Fund, Class R6 ...................................... 8,299,496 106,150
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,988,752 27,048
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,730,254 40,380
Victory Sophus Emerging Markets Fund, Class R6 ............................... 805,788 16,535
Victory Target Managed Allocation Fund ...................................... 17,463,056 184,410
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 9,088,045 76,976
Total Affiliated Mutual Funds (Cost $960,209)
a
a
a
1,125,146
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 159,750 160
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(c) ............ 159,750 160
Invesco Government & Agency Portfolio, Institutional Shares, 5.21%(c) ............... 159,750 160
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 159,750 159
Total Collateral for Securities Loaned (Cost $639)
a
a
a
639
Total Investments (Cost $1,342,456) — 99.8% 1,585,267
Other assets in excess of liabilities — 0.2% 3,516
NET ASSETS - 100.00% $ 1,588,783
At July 31, 2024, the foreign securities held by the underlying Funds were 34.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2024.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 101,375 $ 306 $ (3,221) $ 438 $ — $ 9,358 $ 108,256 $ 305
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 40,799 316 — — — 1,566 42,681 479
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 188,484 — (9,963) 986 — 15,094 194,601 —
Victory Government Securities
Fund, Institutional Shares .. 97,880 630 — — — 3,555 102,065 949
Victory Growth Fund,
Institutional Shares ....... 32,994 — — — — 3,444 36,438 —
Victory High Income Fund,
Institutional Shares ....... 53,993 1,072 — — — 650 55,715 1,072
Victory Income Stock Fund,
Institutional Shares ....... 28,122 162 — — — 2,035 30,319 162
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 27,944 — — — — 1,923 29,867 —
Victory Market Neutral Income
Fund, Class I ........... 21,750 311 — — — (154) 21,907 311
Victory Nasdaq-100 Index Fund,
Class R6 .............. 41,145 — — — — 4,604 45,749 —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 5,358 — — — — 691 6,049 —
Victory RS International Fund,
Class R6 .............. 99,428 — — — — 6,722 106,150 —
Victory Short-Term Bond Fund,
Institutional Shares ....... 26,371 200 — — — 477 27,048 307
Victory Small Cap Stock Fund,
Institutional Shares ....... 36,094 — — — — 4,286 40,380 —
Victory Sophus Emerging
Markets Fund, Class R6 .... 15,979 — — — — 556 16,535 —
Victory Target Managed
Allocation Fund ......... 180,539 — (5,990) (241) — 10,102 184,410 —
Victory Trivalent International
Fund-Core Equity, Class R6 . 72,795 — — — — 4,181 76,976 —
VictoryShares Corporate Bond
ETF .................. 30,116 3,144 — — — 1,232 34,492 317
VictoryShares Emerging Markets
Value Momentum ETF .... 49,250 — — — — 1,838 51,088 854
VictoryShares Free Cash Flow
ETF .................. 22,581 — — — — 1,285 23,866 65
VictoryShares Hedged Equity
Income ETF ............ — 4,717 — — — 42 4,759 —
VictoryShares International
Value Momentum ETF .... 67,736 — (1,998) (158) — 2,426 68,006 1,026
VictoryShares International
Volatility Wtd ETF ....... 27,232 — — — — 1,238 28,470 329
VictoryShares Short-Term Bond
ETF .................. 32,424 — — — — 523 32,947 413
VictoryShares Small Cap Free
Cash Flow ETF .......... 14,264 — — — — 1,424 15,688 48
VictoryShares THB Mid Cap
ETF .................. 38,676 — — — — 2,547 41,223 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 16,058 — (4,847) 1,563 — (171) 12,603 58

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
VictoryShares US Small Mid
Cap Value Momentum ETF . $ 30,311 $ — $ — $ — $ — $ 3,569 $ 33,880 $ 87
VictoryShares US Value
Momentum ETF ......... 41,792 — — — — 3,231 45,023 150
VictoryShares WestEnd U.S.
Sector ETF ............. 62,865 — (1,329) 381 — 5,520 67,437 139
$ 1,504,355 $ 10,858 $ (27,348) $ 2,969 $ — $ 93,794 $ 1,584,628 $ 7,071

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (29.8%)
VictoryShares Corporate Bond ETF .......................................... 608,750 $ 12,966
VictoryShares Emerging Markets Value Momentum ETF .......................... 746,226 36,073
VictoryShares Free Cash Flow ETF .......................................... 528,080 17,268
VictoryShares International Value Momentum ETF ............................... 1,035,667 50,839
VictoryShares International Volatility Wtd ETF ................................. 442,741 19,268
VictoryShares Small Cap Free Cash Flow ETF .................................. 392,062 11,041
VictoryShares THB Mid Cap ETF ........................................... 1,061,432 30,155
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 13,523
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 281,624 23,822
VictoryShares US Value Momentum ETF ...................................... 434,568 33,930
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,318,725 49,584
Total Affiliated Exchange-Traded Funds (Cost $240,555)
a
a
a
298,469
Affiliated Mutual Funds (69.8%)
Victory 500 Index Fund, Reward Shares ....................................... 1,105,486 77,671
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 2,766,493 25,562
Victory Global Managed Volatility Fund, Institutional Shares ........................ 12,346,479 138,281
Victory Government Securities Fund, Institutional Shares .......................... 3,760,076 33,389
Victory Growth Fund, Institutional Shares ..................................... 828,937 31,135
Victory High Income Fund, Institutional Shares ................................. 1,257,677 8,590
Victory Income Stock Fund, Institutional Shares ................................. 1,022,749 21,130
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 765,371 20,206
Victory Market Neutral Income Fund, Class I ................................... 822,078 6,955
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 671,385 32,623
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 3,398
Victory RS International Fund, Class R6 ...................................... 5,623,113 71,920
Victory Short-Term Bond Fund, Institutional Shares .............................. 99,590 901
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,925,833 28,483
Victory Sophus Emerging Markets Fund, Class R6 ............................... 627,825 12,883
Victory Target Managed Allocation Fund ...................................... 12,444,379 131,413
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,223,906 52,716
Total Affiliated Mutual Funds (Cost $576,652)
a
a
a
697,256
Total Investments (Cost $817,207) — 99.6% 995,725
Other assets in excess of liabilities — 0.4% 3,716
NET ASSETS - 100.00% $ 999,441
At July 31, 2024, the foreign securities held by the underlying Funds were 38.2% of net assets.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 74,403 $ 218 $ (4,015) $ 454 $ — $ 6,611 $ 77,671 $ 218
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 24,435 189 — — — 938 25,562 287
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 132,902 — (6,050) (28) — 11,457 138,281 —
Victory Government Securities
Fund, Institutional Shares .. 32,021 205 — — — 1,163 33,389 310
Victory Growth Fund,
Institutional Shares ....... 29,151 — (997) 686 — 2,295 31,135 —
Victory High Income Fund,
Institutional Shares ....... 8,324 166 — — — 100 8,590 165
Victory Income Stock Fund,
Institutional Shares ....... 19,598 113 — — — 1,419 21,130 113
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 18,905 — — — — 1,301 20,206 —
Victory Market Neutral Income
Fund, Class I ........... 6,905 99 — — — (49) 6,955 99
Victory Nasdaq-100 Index Fund,
Class R6 .............. 29,340 — — — — 3,283 32,623 —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 3,010 — — — — 388 3,398 —
Victory RS International Fund,
Class R6 .............. 67,365 — — — — 4,555 71,920 —
Victory Short-Term Bond Fund,
Institutional Shares ....... 879 6 — — — 16 901 10
Victory Small Cap Stock Fund,
Institutional Shares ....... 25,460 — — — — 3,023 28,483 —
Victory Sophus Emerging
Markets Fund, Class R6 .... 12,450 — — — — 433 12,883 —
Victory Target Managed
Allocation Fund ......... 125,532 — (998) (49) — 6,928 131,413 —
Victory Trivalent International
Fund-Core Equity, Class R6 . 49,853 — — — — 2,863 52,716 —
VictoryShares Corporate Bond
ETF .................. 10,530 1,991 — — — 445 12,966 117
VictoryShares Emerging Markets
Value Momentum ETF .... 34,774 — — — — 1,299 36,073 603
VictoryShares Free Cash Flow
ETF .................. 16,339 — — — — 929 17,268 47
VictoryShares International
Value Momentum ETF .... 49,142 — — — — 1,697 50,839 767
VictoryShares International
Volatility Wtd ETF ....... 18,430 — — — — 838 19,268 223
VictoryShares Small Cap Free
Cash Flow ETF .......... 10,038 — — — — 1,003 11,041 34
VictoryShares THB Mid Cap
ETF .................. 28,293 — — — — 1,862 30,155 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 12,420 — — — — 1,103 13,523 45
VictoryShares US Small Mid
Cap Value Momentum ETF . 21,313 — — — — 2,509 23,822 61
VictoryShares US Value
Momentum ETF ......... 31,495 — — — — 2,435 33,930 113

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
VictoryShares WestEnd U.S.
Sector ETF ............. $ 47,469 $ — $ (2,334) $ 642 $ — $ 3,807 $ 49,584 $ 104
$ 940,776 $ 2,987 $ (14,394) $ 1,705 $ — $ 64,651 $ 995,725 $ 3,316

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (30.0%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,730
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 5,237
VictoryShares Free Cash Flow ETF .......................................... 79,736 2,607
VictoryShares International Value Momentum ETF ............................... 148,180 7,274
VictoryShares International Volatility Wtd ETF ................................. 75,768 3,297
VictoryShares Small Cap Free Cash Flow ETF .................................. 57,000 1,605
VictoryShares THB Mid Cap ETF ........................................... 160,000 4,546
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,048
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 40,988 3,467
VictoryShares US Value Momentum ETF ...................................... 64,597 5,044
VictoryShares WestEnd U.S. Sector ETF ...................................... 207,979 7,820
Total Affiliated Exchange-Traded Funds (Cost $35,688)
a
a
a
44,675
Affiliated Mutual Funds (69.4%)
Victory 500 Index Fund, Reward Shares ....................................... 180,512 12,683
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 365,796 3,380
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,877,835 21,032
Victory Government Securities Fund, Institutional Shares .......................... 589,121 5,232
Victory Growth Fund, Institutional Shares ..................................... 125,152 4,701
Victory Income Stock Fund, Institutional Shares ................................. 171,996 3,554
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 110,466 2,916
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 106,796 5,189
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 422
Victory RS International Fund, Class R6 ...................................... 822,149 10,515
Victory Short-Term Bond Fund, Institutional Shares .............................. 125 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 281,770 4,167
Victory Sophus Emerging Markets Fund, Class R6 ............................... 91,337 1,874
Victory Target Managed Allocation Fund ...................................... 1,876,152 19,812
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 907,214 7,684
Total Affiliated Mutual Funds (Cost $87,385)
a
a
a
103,162
Total Investments (Cost $123,073) — 99.4% 147,837
Other assets in excess of liabilities — 0.6% 878
NET ASSETS - 100.00% $ 148,715
At July 31, 2024, the foreign securities held by the underlying Funds were 38.3% of net assets.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 11,542 $ 35 $ — $ — $ — $ 1,106 $ 12,683 $ 35
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 3,220 528 (501) (100) — 233 3,380 43
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 20,298 — (1,005) (9) — 1,748 21,032 —
Victory Government Securities
Fund, Institutional Shares .. 4,526 532 — — * — 174 5,232 48
Victory Growth Fund,
Institutional Shares ....... 4,257 — — — — 444 4,701 —
Victory Income Stock Fund,
Institutional Shares ....... 3,296 19 — — — 239 3,554 19

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... $ 2,729 $ — $ — $ — $ — $ 187 $ 2,916 $ —
Victory Nasdaq-100 Index Fund,
Class R6 .............. 4,667 — — — — 522 5,189 —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 374 — — — — 48 422 —
Victory RS International Fund,
Class R6 .............. 9,849 — — — — 666 10,515 —
Victory Short-Term Bond Fund,
Institutional Shares ....... 1 — * — — — — * 1 – *
Victory Small Cap Stock Fund,
Institutional Shares ....... 3,725 — — — — 442 4,167 —
Victory Sophus Emerging
Markets Fund, Class R6 .... 1,811 — — — — 63 1,874 —
Victory Target Managed
Allocation Fund ......... 18,780 — — — — 1,032 19,812 —
Victory Trivalent International
Fund-Core Equity, Class R6 . 7,267 — — — — 417 7,684 —
VictoryShares Corporate Bond
ETF .................. 1,377 293 — — — 60 1,730 16
VictoryShares Emerging Markets
Value Momentum ETF .... 5,049 — — — — 188 5,237 87
VictoryShares Free Cash Flow
ETF .................. 2,467 — — — — 140 2,607 7
VictoryShares International
Value Momentum ETF .... 7,031 — — — — 243 7,274 109
VictoryShares International
Volatility Wtd ETF ....... 3,154 — — — — 143 3,297 38
VictoryShares Small Cap Free
Cash Flow ETF .......... 1,459 — — — — 146 1,605 5
VictoryShares THB Mid Cap
ETF .................. 4,265 — — — — 281 4,546 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 1,881 — — — — 167 2,048 7
VictoryShares US Small Mid
Cap Value Momentum ETF . 3,102 — — — — 365 3,467 9
VictoryShares US Value
Momentum ETF ......... 4,682 — — — — 362 5,044 17
VictoryShares WestEnd U.S.
Sector ETF ............. 7,150 — — — — 670 7,820 16
$ 137,959 $ 1,407 $ (1,506) $ (109) $ — $ 10,086 $ 147,837 $ 456
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Communication Services (8.9%):
Alphabet, Inc., Class A ................................................... 1,528,755 $ 262,243
Alphabet, Inc., Class C ................................................... 1,365,358 236,412
AT&T, Inc. ........................................................... 1,869,316 35,984
Charter Communications, Inc., Class A(a) ..................................... 25,411 9,649
Comcast Corp., Class A .................................................. 1,014,239 41,858
Electronic Arts, Inc. ..................................................... 62,828 9,483
Fox Corp., Class A ...................................................... 59,831 2,276
Fox Corp., Class B ...................................................... 34,456 1,221
Liberty Media Corp.-Liberty Formula One, Class A(a) ............................ 5,850 433
Liberty Media Corp.-Liberty Formula One, Class C(a) ............................ 52,975 4,284
Live Nation Entertainment, Inc.(a) ........................................... 40,021 3,850
Meta Platforms, Inc., Class A .............................................. 570,814 271,039
Netflix, Inc.(a) ......................................................... 111,487 70,053
Omnicom Group, Inc. .................................................... 50,530 4,954
Pinterest, Inc., Class A(a) ................................................. 153,973 4,919
ROBLOX Corp., Class A(a) ............................................... 130,150 5,404
Snap, Inc., Class A(a)(b) .................................................. 269,820 3,594
Take-Two Interactive Software, Inc.(a) ........................................ 41,139 6,193
The Interpublic Group of Cos., Inc. .......................................... 98,147 3,157
The Trade Desk, Inc., Class A(a) ............................................ 115,239 10,358
The Walt Disney Co. .................................................... 475,499 44,549
T-Mobile US, Inc. ...................................................... 112,881 20,576
Verizon Communications, Inc. .............................................. 1,098,129 44,496
Warner Bros Discovery, Inc.(a) ............................................. 578,729 5,006
1,101,991
Communications Equipment (0.7%):
Arista Networks, Inc.(a) .................................................. 66,899 23,184
Cisco Systems, Inc. ..................................................... 1,049,148 50,831
Motorola Solutions, Inc. .................................................. 43,350 17,293
91,308
Consumer Discretionary (9.7%):
Airbnb, Inc., Class A(a) .................................................. 109,354 15,261
Amazon.com, Inc.(a) .................................................... 2,416,692 451,873
Aptiv PLC(a) .......................................................... 70,594 4,898
AutoZone, Inc.(a) ....................................................... 4,443 13,923
Best Buy Co., Inc. ...................................................... 51,341 4,442
Booking Holdings, Inc. ................................................... 8,836 32,826
Carnival Corp.(a) ....................................................... 260,443 4,339
Chipotle Mexican Grill, Inc.(a) ............................................. 356,100 19,343
D.R. Horton, Inc. ....................................................... 75,587 13,600
Darden Restaurants, Inc. .................................................. 31,028 4,539
Deckers Outdoor Corp.(a) ................................................. 6,582 6,073
Domino's Pizza, Inc. ..................................................... 9,053 3,881
DoorDash, Inc., Class A(a) ................................................ 79,124 8,761
DraftKings, Inc.(a) ...................................................... 121,371 4,485
eBay, Inc. ............................................................ 130,603 7,263
Expedia Group, Inc.(a) ................................................... 32,930 4,204
Ford Motor Co. ........................................................ 1,020,922 11,046
Garmin Ltd. ........................................................... 40,309 6,903
General Motors Co. ..................................................... 297,108 13,168
Genuine Parts Co. ...................................................... 36,222 5,329
Hilton Worldwide Holdings, Inc. ............................................ 69,109 14,836
Las Vegas Sands Corp. ................................................... 103,432 4,103
Lennar Corp., Class A .................................................... 62,374 11,036
Lennar Corp., Class B ................................................... 2,516 415
Lowe's Cos., Inc. ....................................................... 148,569 36,475
Lululemon Athletica, Inc.(a) ............................................... 28,557 7,386
Marriott International, Inc., Class A .......................................... 62,352 14,173
McDonald's Corp. ...................................................... 188,018 49,900

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
MGM Resorts International(a) .............................................. 64,299 $ 2,763
NIKE, Inc., Class B ..................................................... 305,512 22,871
NVR, Inc.(a) .......................................................... 781 6,722
O'Reilly Automotive, Inc.(a) ............................................... 15,232 17,156
Pool Corp. ............................................................ 9,709 3,632
PulteGroup, Inc. ........................................................ 54,491 7,193
Ross Stores, Inc. ....................................................... 85,294 12,217
Royal Caribbean Cruises Ltd.(a) ............................................ 61,750 9,677
Starbucks Corp. ........................................................ 289,529 22,569
Tesla, Inc.(a) .......................................................... 724,243 168,075
The Home Depot, Inc. ................................................... 258,656 95,227
The TJX Cos., Inc. ...................................................... 294,574 33,293
Tractor Supply Co. ...................................................... 28,054 7,387
Ulta Beauty, Inc.(a) ..................................................... 12,425 4,534
Williams-Sonoma, Inc. ................................................... 32,230 4,985
Yum! Brands, Inc. ...................................................... 73,394 9,749
1,202,531
Consumer Staples (5.8%):
Albertsons Cos., Inc., Class A .............................................. 87,229 1,730
Altria Group, Inc. ....................................................... 447,688 21,941
Archer-Daniels-Midland Co. ............................................... 128,162 7,947
Brown-Forman Corp., Class A .............................................. 12,677 578
Brown-Forman Corp., Class B ............................................. 77,168 3,485
Campbell Soup Co. ..................................................... 51,412 2,409
Celsius Holdings, Inc.(a) .................................................. 40,732 1,907
Church & Dwight Co., Inc. ................................................ 63,710 6,244
Colgate-Palmolive Co. ................................................... 213,915 21,218
ConAgra Brands, Inc. .................................................... 124,150 3,764
Constellation Brands, Inc., Class A .......................................... 39,828 9,764
Costco Wholesale Corp. .................................................. 115,444 94,895
Dollar General Corp. .................................................... 57,218 6,888
Dollar Tree, Inc.(a) ...................................................... 56,062 5,850
General Mills, Inc. ...................................................... 146,871 9,861
Hormel Foods Corp. ..................................................... 75,718 2,431
Kellanova ............................................................ 74,965 4,359
Kenvue, Inc. .......................................................... 499,447 9,235
Keurig Dr. Pepper, Inc. ................................................... 275,264 9,436
Kimberly-Clark Corp. .................................................... 87,734 11,848
Lamb Weston Holdings, Inc. ............................................... 36,973 2,219
McCormick & Co., Inc. .................................................. 69,030 5,316
Mondelez International, Inc., Class A ......................................... 348,871 23,845
Monster Beverage Corp.(a) ................................................ 197,761 10,175
PepsiCo, Inc. .......................................................... 357,610 61,749
Philip Morris International, Inc. ............................................. 405,040 46,644
Sysco Corp. ........................................................... 129,755 9,946
Target Corp. .......................................................... 120,433 18,114
The Clorox Co. ........................................................ 32,355 4,269
The Coca-Cola Co. ...................................................... 1,115,670 74,460
The Estee Lauder Cos., Inc. ............................................... 60,562 6,033
The Hershey Co. ....................................................... 38,402 7,584
The J.M. Smucker Co. ................................................... 27,027 3,188
The Kraft Heinz Co. ..................................................... 315,684 11,115
The Kroger Co. ........................................................ 188,422 10,269
The Procter & Gamble Co. ................................................ 615,661 98,974
Tyson Foods, Inc., Class A ................................................ 72,824 4,435
Walgreens Boots Alliance, Inc. ............................................. 185,762 2,205
Walmart, Inc. .......................................................... 1,130,660 77,609
713,939
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 311,793 20,036
CDW Corp. ........................................................... 34,969 7,627

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Corning, Inc. .......................................................... 201,952 $ 8,080
Jabil, Inc. ............................................................ 30,295 3,413
Keysight Technologies, Inc.(a) ............................................. 45,197 6,308
TE Connectivity Ltd. .................................................... 79,819 12,318
Teledyne Technologies, Inc.(a) ............................................. 12,220 5,155
Trimble, Inc.(a) ........................................................ 63,507 3,464
Zebra Technologies Corp.(a) ............................................... 13,311 4,675
71,076
Energy (3.8%):
Baker Hughes Co. ...................................................... 260,126 10,072
Cheniere Energy, Inc. .................................................... 59,002 10,776
Chevron Corp. ......................................................... 480,874 77,166
ConocoPhillips Co. ..................................................... 303,623 33,763
Coterra Energy, Inc. ..................................................... 190,741 4,921
Devon Energy Corp. ..................................................... 163,724 7,700
Diamondback Energy, Inc. ................................................ 46,310 9,369
EOG Resources, Inc. .................................................... 149,616 18,971
EQT Corp. ............................................................ 108,049 3,729
Exxon Mobil Corp. ..................................................... 1,169,171 138,652
Halliburton Co. ........................................................ 230,083 7,979
Hess Corp. ............................................................ 72,764 11,163
Kinder Morgan, Inc. ..................................................... 505,080 10,672
Marathon Oil Corp. ..................................................... 146,660 4,114
Marathon Petroleum Corp. ................................................ 91,750 16,242
Occidental Petroleum Corp. ............................................... 230,722 14,033
ONEOK, Inc. .......................................................... 152,013 12,667
Phillips 66 Co. ......................................................... 110,380 16,058
Schlumberger NV ...................................................... 372,278 17,977
Targa Resources Corp. ................................................... 56,855 7,691
Texas Pacific Land Corp. ................................................. 5,991 5,062
The Williams Cos., Inc. .................................................. 316,900 13,608
Valero Energy Corp. ..................................................... 84,898 13,730
466,115
Financials (13.3%):
Aflac, Inc. ............................................................ 133,533 12,736
American Express Co. ................................................... 187,506 47,446
American International Group, Inc. .......................................... 172,713 13,684
Ameriprise Financial, Inc. ................................................. 25,877 11,129
Aon PLC, Class A ...................................................... 56,090 18,426
Apollo Global Management, Inc. ............................................ 105,536 13,225
Arch Capital Group Ltd.(a) ................................................ 94,661 9,067
Ares Management Corp., Class A ........................................... 43,697 6,694
Arthur J. Gallagher & Co. ................................................. 56,379 15,983
Bank of America Corp. ................................................... 2,037,654 82,138
Berkshire Hathaway, Inc., Class A(a) ......................................... 89 58,670
Berkshire Hathaway, Inc., Class B(a) ......................................... 340,820 149,450
BlackRock, Inc. ........................................................ 38,366 33,628
Blackstone, Inc. ........................................................ 184,575 26,237
Block, Inc.(a) .......................................................... 142,707 8,831
Brown & Brown, Inc. .................................................... 61,436 6,109
Capital One Financial Corp. ............................................... 98,345 14,889
Cboe Global Markets, Inc. ................................................ 27,327 5,015
Chubb Ltd. ........................................................... 105,389 29,051
Cincinnati Financial Corp. ................................................ 40,114 5,240
Citigroup, Inc. ......................................................... 496,307 32,200
Citizens Financial Group, Inc. .............................................. 117,850 5,029
CME Group, Inc. ....................................................... 93,670 18,145
Coinbase Global, Inc., Class A(a) ........................................... 49,108 11,018
Corebridge Financial, Inc. ................................................. 57,470 1,698
Discover Financial Services ............................................... 65,069 9,369
Everest Group Ltd. ...................................................... 8,648 3,397

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
FactSet Research Systems, Inc. ............................................. 9,927 $ 4,101
Fidelity National Information Services, Inc. .................................... 145,060 11,145
Fifth Third Bancorp ..................................................... 177,380 7,510
First Citizens Bancshares, Inc., Class A ....................................... 2,668 5,570
Fiserv, Inc.(a) .......................................................... 151,525 24,785
Franklin Resources, Inc. .................................................. 66,151 1,513
Global Payments, Inc. .................................................... 66,050 6,713
Huntington Bancshares, Inc. ............................................... 373,391 5,582
Intercontinental Exchange, Inc. ............................................. 148,454 22,500
Jack Henry & Associates, Inc. .............................................. 18,904 3,242
JPMorgan Chase & Co. .................................................. 746,649 158,887
KKR & Co., Inc. ....................................................... 175,209 21,629
Loews Corp. .......................................................... 47,788 3,821
LPL Financial Holdings, Inc. ............................................... 19,333 4,283
M&T Bank Corp. ....................................................... 43,316 7,458
Markel Group, Inc.(a) .................................................... 3,329 5,456
Marsh & McLennan Cos., Inc. ............................................. 128,692 28,643
Mastercard, Inc., Class A ................................................. 215,893 100,112
MetLife, Inc. .......................................................... 155,127 11,921
Moody's Corp. ......................................................... 47,559 21,710
Morgan Stanley ........................................................ 324,551 33,497
MSCI, Inc. ........................................................... 20,008 10,819
Nasdaq, Inc. .......................................................... 96,748 6,548
Northern Trust Corp. .................................................... 52,606 4,663
PayPal Holdings, Inc.(a) .................................................. 272,090 17,898
Principal Financial Group, Inc. ............................................. 60,795 4,955
Prudential Financial, Inc. ................................................. 93,519 11,720
Raymond James Financial, Inc. ............................................. 48,757 5,656
Regions Financial Corp. .................................................. 238,283 5,330
S&P Global, Inc. ....................................................... 81,546 39,528
State Street Corp. ....................................................... 78,196 6,644
Synchrony Financial ..................................................... 104,073 5,286
T. Rowe Price Group, Inc. ................................................. 56,976 6,507
The Allstate Corp. ...................................................... 68,482 11,719
The Bank of New York Mellon Corp. ......................................... 194,628 12,664
The Charles Schwab Corp. ................................................ 436,686 28,467
The Goldman Sachs Group, Inc. ............................................ 83,734 42,623
The Hartford Financial Services Group, Inc. .................................... 76,916 8,531
The PNC Financial Services Group, Inc. ...................................... 103,433 18,732
The Progressive Corp. ................................................... 152,432 32,639
The Travelers Cos., Inc. .................................................. 59,511 12,881
Truist Financial Corp. .................................................... 348,136 15,558
U.S. Bancorp .......................................................... 406,392 18,239
Visa, Inc., Class A ...................................................... 409,699 108,845
W.R. Berkley Corp. ..................................................... 78,634 4,335
Wells Fargo & Co. ...................................................... 908,608 53,917
Willis Towers Watson PLC ................................................ 26,575 7,502
1,640,788
Health Care (11.8%):
Abbott Laboratories ..................................................... 450,795 47,757
AbbVie, Inc. .......................................................... 460,451 85,331
Agilent Technologies, Inc. ................................................. 75,830 10,722
Align Technology, Inc.(a) ................................................. 18,333 4,251
Alnylam Pharmaceuticals, Inc.(a) ........................................... 32,828 7,795
Amgen, Inc. ........................................................... 139,688 46,442
Avantor, Inc.(a) ........................................................ 172,739 4,621
Baxter International, Inc. ................................................. 132,413 4,743
Becton Dickinson & Co. .................................................. 75,327 18,158
Biogen, Inc.(a) ......................................................... 37,715 8,041
BioMarin Pharmaceutical, Inc.(a) ........................................... 48,620 4,100
Boston Scientific Corp.(a) ................................................. 381,988 28,221
Bristol-Myers Squibb Co. ................................................. 528,688 25,144

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Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Cardinal Health, Inc. .................................................... 63,196 $ 6,372
Cencora, Inc. .......................................................... 45,508 10,825
Centene Corp.(a) ....................................................... 137,829 10,602
CVS Health Corp. ...................................................... 327,078 19,733
Danaher Corp. ......................................................... 176,318 48,854
Dexcom, Inc.(a) ........................................................ 102,192 6,931
Edwards Lifesciences Corp.(a) ............................................. 154,766 9,758
Elevance Health, Inc. .................................................... 60,381 32,125
Eli Lilly & Co. ......................................................... 221,862 178,437
GE HealthCare Technologies, Inc. ........................................... 110,778 9,375
Gilead Sciences, Inc. .................................................... 324,880 24,710
HCA Healthcare, Inc. .................................................... 49,457 17,955
Hologic, Inc.(a) ........................................................ 60,124 4,907
Humana, Inc. .......................................................... 31,366 11,342
IDEXX Laboratories, Inc.(a) ............................................... 21,321 10,151
Illumina, Inc.(a) ........................................................ 41,371 5,072
Incyte Corp.(a) ......................................................... 57,680 3,753
Insulet Corp.(a) ........................................................ 18,114 3,520
Intuitive Surgical, Inc.(a) ................................................. 91,944 40,879
IQVIA Holdings, Inc.(a) .................................................. 47,165 11,613
Johnson & Johnson ..................................................... 627,137 98,994
Labcorp Holdings, Inc. ................................................... 21,916 4,722
McKesson Corp. ....................................................... 33,821 20,868
Medtronic PLC ........................................................ 342,019 27,471
Merck & Co., Inc. ...................................................... 660,282 74,698
Mettler-Toledo International, Inc.(a) ......................................... 5,489 8,349
Moderna, Inc.(a) ....................................................... 87,920 10,482
Molina Healthcare, Inc.(a) ................................................ 15,125 5,162
Pfizer, Inc. ............................................................ 1,478,399 45,150
Quest Diagnostics, Inc. ................................................... 28,853 4,106
Regeneron Pharmaceuticals, Inc.(a) .......................................... 27,713 29,908
ResMed, Inc. .......................................................... 38,055 8,115
Revvity, Inc. .......................................................... 32,078 4,029
Royalty Pharma PLC, Class A .............................................. 100,284 2,825
STERIS PLC .......................................................... 25,726 6,142
Stryker Corp. .......................................................... 93,300 30,551
The Cigna Group ....................................................... 72,758 25,369
The Cooper Cos., Inc.(a) .................................................. 51,702 4,825
Thermo Fisher Scientific, Inc. .............................................. 99,443 60,992
UnitedHealth Group, Inc. ................................................. 239,742 138,130
Veeva Systems, Inc., Class A(a) ............................................. 38,420 7,374
Vertex Pharmaceuticals, Inc.(a) ............................................. 67,170 33,298
Viatris, Inc. ........................................................... 309,769 3,736
Waters Corp.(a) ........................................................ 15,453 5,197
West Pharmaceutical Services, Inc. .......................................... 18,904 5,788
Zimmer Biomet Holdings, Inc. ............................................. 53,628 5,972
Zoetis, Inc. ........................................................... 118,999 21,425
1,455,918
Industrials (8.5%):
3M Co. .............................................................. 144,306 18,406
AMETEK, Inc. ........................................................ 60,133 10,432
Automatic Data Processing, Inc. ............................................ 106,682 28,017
Axon Enterprise, Inc.(a) .................................................. 18,649 5,595
Booz Allen Hamilton Holding Corp. ......................................... 33,150 4,751
Broadridge Financial Solutions, Inc. ......................................... 30,639 6,557
Builders FirstSource, Inc.(a) ............................................... 31,233 5,227
Carlisle Cos., Inc. ....................................................... 12,321 5,157
Carrier Global Corp. ..................................................... 219,549 14,953
Caterpillar, Inc. ........................................................ 127,401 44,106
Cintas Corp. .......................................................... 22,515 17,200
Copart, Inc.(a) ......................................................... 228,222 11,943
CSX Corp. ............................................................ 509,504 17,884

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Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Cummins, Inc. ......................................................... 35,074 $ 10,235
Deere & Co. .......................................................... 66,707 24,814
Delta Air Lines, Inc. ..................................................... 167,825 7,220
Dover Corp. ........................................................... 35,692 6,577
Eaton Corp. PLC ....................................................... 104,103 31,730
EMCOR Group, Inc. .................................................... 12,062 4,529
Emerson Electric Co. .................................................... 148,733 17,418
Equifax, Inc. .......................................................... 32,096 8,967
Expeditors International of Washington, Inc. .................................... 36,599 4,568
Fastenal Co. ........................................................... 149,140 10,552
FedEx Corp. .......................................................... 58,565 17,701
Fortive Corp. .......................................................... 91,549 6,578
GE Vernova, Inc.(a) ..................................................... 71,357 12,719
General Dynamics Corp. .................................................. 71,159 21,256
General Electric Co. ..................................................... 284,516 48,425
Graco, Inc. ........................................................... 43,700 3,717
HEICO Corp. .......................................................... 11,023 2,660
HEICO Corp., Class A ................................................... 19,785 3,761
Honeywell International, Inc. .............................................. 169,810 34,769
Howmet Aerospace, Inc. .................................................. 106,701 10,211
Hubbell, Inc. .......................................................... 13,962 5,524
IDEX Corp. ........................................................... 19,713 4,110
Illinois Tool Works, Inc. .................................................. 77,617 19,193
Ingersoll Rand, Inc. ..................................................... 105,082 10,550
J.B. Hunt Transport Services, Inc. ........................................... 21,550 3,731
Jacobs Solutions, Inc. .................................................... 32,282 4,724
Johnson Controls International PLC .......................................... 175,193 12,533
L3Harris Technologies, Inc. ............................................... 49,337 11,194
Leidos Holdings, Inc. .................................................... 34,857 5,033
Lennox International, Inc. ................................................. 8,333 4,862
Lockheed Martin Corp. ................................................... 62,589 33,918
Nordson Corp. ......................................................... 13,412 3,357
Norfolk Southern Corp. .................................................. 58,929 14,706
Northrop Grumman Corp. ................................................. 38,518 18,655
Old Dominion Freight Line, Inc. ............................................ 49,075 10,315
Otis Worldwide Corp. .................................................... 105,419 9,962
PACCAR, Inc. ......................................................... 134,343 13,254
Parker-Hannifin Corp. ................................................... 33,354 18,717
Paychex, Inc. .......................................................... 83,863 10,736
Quanta Services, Inc. .................................................... 37,727 10,012
Republic Services, Inc. ................................................... 53,429 10,382
Rockwell Automation, Inc. ................................................ 29,693 8,274
Rollins, Inc. ........................................................... 75,675 3,626
RTX Corp. ............................................................ 346,654 40,728
Snap-on, Inc. .......................................................... 13,484 3,870
Southwest Airlines Co. ................................................... 155,598 4,192
SS&C Technologies Holdings, Inc. .......................................... 56,013 4,086
Stanley Black & Decker, Inc. .............................................. 39,998 4,225
Textron, Inc. .......................................................... 49,470 4,596
The Boeing Co.(a) ...................................................... 159,932 30,483
Trane Technologies PLC .................................................. 58,911 19,693
TransDigm Group, Inc. ................................................... 14,249 18,441
TransUnion ........................................................... 50,484 4,557
Uber Technologies, Inc.(a) ................................................ 523,957 33,779
Union Pacific Corp. ..................................................... 158,756 39,170
United Airlines Holdings, Inc.(a) ............................................ 85,373 3,878
United Parcel Service, Inc., Class B .......................................... 190,342 24,815
United Rentals, Inc. ..................................................... 17,291 13,091
Veralto Corp. .......................................................... 61,770 6,582
Verisk Analytics, Inc. .................................................... 37,151 9,724
Vertiv Holdings Co., Class A ............................................... 94,776 7,459
W.W. Grainger, Inc. ..................................................... 11,598 11,329
Waste Management, Inc. .................................................. 104,460 21,170

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Watsco, Inc. ........................................................... 9,001 $ 4,406
Westinghouse Air Brake Technologies Corp. .................................... 45,552 7,341
Xylem, Inc. ........................................................... 62,860 8,392
1,052,010
IT Services (1.3%):
Accenture PLC, Class A .................................................. 163,681 54,116
Akamai Technologies, Inc.(a) .............................................. 39,015 3,834
Cloudflare, Inc., Class A(a) ................................................ 77,186 5,982
Cognizant Technology Solutions Corp., Class A ................................. 129,514 9,802
Gartner, Inc.(a) ........................................................ 19,675 9,861
GoDaddy, Inc., Class A(a) ................................................. 36,437 5,300
International Business Machines Corp. ........................................ 239,531 46,024
MongoDB, Inc.(a) ...................................................... 18,470 4,661
Okta, Inc.(a) .......................................................... 41,338 3,883
Snowflake, Inc., Class A(a) ................................................ 80,675 10,518
VeriSign, Inc.(a) ........................................................ 25,746 4,815
158,796
Materials (2.1%):
Air Products and Chemicals, Inc. ............................................ 57,602 15,198
Albemarle Corp. ....................................................... 30,544 2,861
Amcor PLC ........................................................... 375,931 3,959
Avery Dennison Corp. ................................................... 20,688 4,486
Ball Corp. ............................................................ 80,533 5,141
Celanese Corp. ......................................................... 28,382 4,006
CF Industries Holdings, Inc. ............................................... 47,378 3,619
Corteva, Inc. .......................................................... 181,649 10,191
Dow, Inc. ............................................................ 183,124 9,975
DuPont de Nemours, Inc. ................................................. 108,821 9,108
Ecolab, Inc. ........................................................... 66,283 15,291
Freeport-McMoRan, Inc. ................................................. 372,017 16,893
International Flavors & Fragrances, Inc. ....................................... 59,986 5,967
International Paper Co. ................................................... 88,657 4,121
Linde PLC ............................................................ 123,276 55,906
LyondellBasell Industries NV, Class A ........................................ 67,751 6,739
Martin Marietta Materials, Inc. ............................................. 15,976 9,479
Newmont Corp. ........................................................ 300,554 14,748
Nucor Corp. ........................................................... 62,215 10,137
Packaging Corp. of America ............................................... 22,945 4,586
PPG Industries, Inc. ..................................................... 60,939 7,738
Reliance, Inc. .......................................................... 14,894 4,536
Steel Dynamics, Inc. ..................................................... 38,319 5,105
The Sherwin-Williams Co. ................................................ 60,802 21,329
Vulcan Materials Co. .................................................... 34,447 9,456
Westlake Corp. ........................................................ 8,703 1,287
261,862
Real Estate (2.1%):
Alexandria Real Estate Equities, Inc. ......................................... 45,106 5,291
American Tower Corp. ................................................... 121,606 26,802
AvalonBay Communities, Inc. .............................................. 36,970 7,576
CBRE Group, Inc., Class A(a) .............................................. 79,533 8,964
CoStar Group, Inc.(a) .................................................... 105,372 8,221
Crown Castle, Inc. ...................................................... 113,219 12,463
Digital Realty Trust, Inc. .................................................. 84,180 12,584
Equinix, Inc. .......................................................... 24,695 19,515
Equity Residential ...................................................... 96,978 6,753
Essex Property Trust, Inc. ................................................. 16,627 4,628
Extra Space Storage, Inc. ................................................. 54,505 8,700
Gaming and Leisure Properties, Inc. ......................................... 67,788 3,403
Invitation Homes, Inc. ................................................... 159,296 5,618
Iron Mountain, Inc. ..................................................... 75,848 7,779
Mid-America Apartment Communities, Inc. .................................... 30,280 4,232

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Prologis, Inc. .......................................................... 240,693 $ 30,339
Public Storage ......................................................... 41,193 12,190
Realty Income Corp. .................................................... 227,026 13,038
SBA Communications Corp. ............................................... 27,783 6,100
Simon Property Group, Inc. ............................................... 84,346 12,942
Sun Communities, Inc. ................................................... 32,094 4,067
UDR, Inc. ............................................................ 85,501 3,426
Ventas, Inc. ........................................................... 105,171 5,726
VICI Properties, Inc. .................................................... 271,355 8,483
Welltower, Inc. ......................................................... 155,977 17,352
Weyerhaeuser Co. ...................................................... 189,573 6,021
WP Carey, Inc. ......................................................... 56,424 3,262
265,475
Semiconductors & Semiconductor Equipment (10.8%):
Advanced Micro Devices, Inc.(a) ............................................ 419,484 60,607
Analog Devices, Inc. .................................................... 129,010 29,850
Applied Materials, Inc. ................................................... 215,332 45,694
Broadcom, Inc. ........................................................ 1,184,860 190,383
Enphase Energy, Inc.(a) .................................................. 34,211 3,938
Entegris, Inc. .......................................................... 39,162 4,633
First Solar, Inc.(a) ...................................................... 26,363 5,694
Intel Corp. ............................................................ 1,110,457 34,135
KLA Corp. ........................................................... 35,094 28,885
Lam Research Corp. ..................................................... 33,959 31,284
Marvell Technology, Inc. ................................................. 223,449 14,967
Microchip Technology, Inc. ................................................ 137,189 12,180
Micron Technology, Inc. .................................................. 287,616 31,586
Monolithic Power Systems, Inc. ............................................ 12,134 10,473
NVIDIA Corp. ......................................................... 6,145,232 719,115
ON Semiconductor Corp.(a) ............................................... 111,720 8,742
QUALCOMM, Inc. ..................................................... 290,660 52,595
Skyworks Solutions, Inc. ................................................. 41,723 4,741
Teradyne, Inc. ......................................................... 40,105 5,260
Texas Instruments, Inc. ................................................... 237,282 48,360
1,343,122
Software (10.5%):
Adobe, Inc.(a) ......................................................... 116,431 64,229
ANSYS, Inc.(a) ........................................................ 22,695 7,118
AppLovin Corp., Class A(a) ............................................... 44,036 3,395
Atlassian Corp., Class A(a) ................................................ 38,342 6,770
Autodesk, Inc.(a) ....................................................... 56,221 13,916
Bentley Systems, Inc., Class B ............................................. 33,874 1,651
Cadence Design Systems, Inc.(a) ............................................ 70,321 18,822
Corpay, Inc.(a) ......................................................... 17,712 5,169
Crowdstrike Holdings, Inc., Class A(a) ....................................... 58,943 13,672
Datadog, Inc., Class A(a) ................................................. 72,853 8,483
Dynatrace, Inc.(a) ...................................................... 72,923 3,203
Fair Isaac Corp.(a) ...................................................... 6,261 10,018
Fortinet, Inc.(a) ........................................................ 164,406 9,542
Gen Digital, Inc. ....................................................... 148,239 3,853
HubSpot, Inc.(a) ....................................................... 12,738 6,331
Intuit, Inc. ............................................................ 70,925 45,913
Microsoft Corp. ........................................................ 1,911,284 799,586
MicroStrategy, Inc.(a)(b) .................................................. 4,106 6,629
Oracle Corp. .......................................................... 416,643 58,101
Palantir Technologies, Inc., Class A(a) ........................................ 497,678 13,382
Palo Alto Networks, Inc.(a) ................................................ 83,461 27,102
PTC, Inc.(a) ........................................................... 30,889 5,494
Roper Technologies, Inc. .................................................. 27,823 15,157
Salesforce, Inc. ........................................................ 246,256 63,731
ServiceNow, Inc.(a) ..................................................... 53,243 43,361

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Synopsys, Inc.(a) ....................................................... 39,779 $ 22,209
Tyler Technologies, Inc.(a) ................................................ 11,000 6,249
Workday, Inc., Class A(a) ................................................. 54,340 12,342
Zoom Video Communications, Inc., Class A(a) .................................. 62,764 3,791
Zscaler, Inc.(a) ......................................................... 23,710 4,252
1,303,471
Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc. ........................................................... 3,998,615 888,012
Dell Technologies, Inc., Class C ............................................ 70,494 8,014
Hewlett Packard Enterprise Co. ............................................. 337,797 6,726
HP, Inc. .............................................................. 254,854 9,198
NetApp, Inc. .......................................................... 53,475 6,790
Pure Storage, Inc., Class A(a) .............................................. 79,586 4,770
Seagate Technology Holdings PLC .......................................... 54,518 5,570
Super Micro Computer, Inc.(a) ............................................. 13,102 9,193
Western Digital Corp.(a) .................................................. 83,600 5,605
943,878
Utilities (2.3%):
Alliant Energy Corp. .................................................... 66,752 3,715
Ameren Corp. ......................................................... 69,337 5,496
American Electric Power Co., Inc. ........................................... 137,478 13,489
American Water Works Co., Inc. ............................................ 50,747 7,224
Atmos Energy Corp. ..................................................... 39,250 5,019
CenterPoint Energy, Inc. .................................................. 166,525 4,621
CMS Energy Corp. ...................................................... 77,484 5,021
Consolidated Edison, Inc. ................................................. 90,101 8,787
Constellation Energy Corp. ................................................ 82,104 15,583
Dominion Energy, Inc. ................................................... 218,480 11,680
DTE Energy Co. ....................................................... 53,825 6,488
Duke Energy Corp. ...................................................... 201,111 21,975
Edison International ..................................................... 100,307 8,026
Entergy Corp. ......................................................... 55,559 6,443
Evergy, Inc. ........................................................... 59,066 3,426
Eversource Energy ...................................................... 91,672 5,950
Exelon Corp. .......................................................... 260,576 9,693
FirstEnergy Corp. ....................................................... 149,988 6,286
NextEra Energy, Inc. .................................................... 535,778 40,928
NRG Energy, Inc. ....................................................... 53,073 3,990
PG&E Corp. .......................................................... 524,929 9,580
PPL Corp. ............................................................ 192,108 5,710
Public Service Enterprise Group, Inc. ......................................... 129,832 10,357
Sempra .............................................................. 165,103 13,218
The AES Corp. ........................................................ 185,163 3,294
The Southern Co. ....................................................... 284,825 23,789
Vistra Corp. ........................................................... 89,806 7,114
WEC Energy Group, Inc. ................................................. 82,301 7,083
Xcel Energy, Inc. ....................................................... 144,487 8,421
282,406
Total Common Stocks (Cost $3,188,002)
a
a
a
12,354,686
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 1,791,710 1,791
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(c) ............ 1,791,710 1,792
Invesco Government & Agency Portfolio, Institutional Shares, 5.21%(c) ............... 1,791,710 1,792

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 1,791,710 $ 1,792
Total Collateral for Securities Loaned (Cost $7,167)
a
a
a
7,167
Total Investments (Cost $3,195,169) — 99.9% 12,361,853
Other assets in excess of liabilities — 0.1% 7,764
NET ASSETS - 100.00% $ 12,369,617
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 36 9/20/24 $ 9,904,740 $ 10,004,400 $ 99,660
Total unrealized appreciation $ 99,660
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 99,660

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Communication Services (14.5%):
Alphabet, Inc., Class C ................................................... 698,489 $ 120,943
Meta Platforms, Inc., Class A .............................................. 250,420 118,907
Netflix, Inc.(a) ......................................................... 83,530 52,486
The Trade Desk, Inc., Class A(a) ............................................ 336,505 30,245
322,581
Communications Equipment (4.1%):
Arista Networks, Inc.(a) .................................................. 171,509 59,436
Motorola Solutions, Inc. .................................................. 77,589 30,952
90,388
Consumer Discretionary (12.1%):
Airbnb, Inc., Class A(a) .................................................. 131,207 18,311
Amazon.com, Inc.(a) .................................................... 652,386 121,983
Burlington Stores, Inc.(a) ................................................. 65,364 17,016
Domino's Pizza, Inc. ..................................................... 42,613 18,268
DraftKings, Inc.(a) ...................................................... 60,005 2,217
On Holding AG, Class A(a) ................................................ 757,993 31,396
O'Reilly Automotive, Inc.(a) ............................................... 29,452 33,173
Tesla, Inc.(a) .......................................................... 113,094 26,246
268,610
Consumer Staples (2.6%):
Celsius Holdings, Inc.(a) .................................................. 242,063 11,336
Costco Wholesale Corp. .................................................. 17,745 14,586
Freshpet, Inc.(a) ........................................................ 28,315 3,446
Target Corp. .......................................................... 193,285 29,072
58,440
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 28,185 5,702
Financials (5.1%):
The Progressive Corp. ................................................... 70,517 15,099
Tradeweb Markets, Inc., Class A ............................................ 143,165 15,989
Visa, Inc., Class A ...................................................... 312,742 83,086
114,174
Health Care (9.1%):
Dexcom, Inc.(a) ........................................................ 368,943 25,022
Eli Lilly & Co. ......................................................... 107,578 86,522
Intuitive Surgical, Inc.(a) ................................................. 86,198 38,324
McKesson Corp. ....................................................... 18,609 11,482
Natera, Inc.(a) ......................................................... 61,077 6,254
Vertex Pharmaceuticals, Inc.(a) ............................................. 29,970 14,857
Zoetis, Inc. ........................................................... 110,234 19,846
202,307
Industrials (7.7%):
Builders FirstSource, Inc.(a) ............................................... 61,606 10,311
Clean Harbors, Inc.(a) ................................................... 50,684 12,100
HEICO Corp., Class A ................................................... 56,097 10,665
Quanta Services, Inc. .................................................... 190,857 50,650
Saia, Inc.(a) ........................................................... 27,886 11,652
Trane Technologies PLC .................................................. 52,416 17,522
Uber Technologies, Inc.(a) ................................................ 568,689 36,663
United Rentals, Inc. ..................................................... 5,727 4,336
Vertiv Holdings Co., Class A ............................................... 227,718 17,921
171,820
IT Services (1.1%):
Shopify, Inc., Class A(a) .................................................. 225,653 13,810

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Snowflake, Inc., Class A(a) ................................................ 91,226 $ 11,894
25,704
Real Estate (0.7%):
CoStar Group, Inc.(a) .................................................... 202,759 15,819
Semiconductors & Semiconductor Equipment (16.8%):
Advanced Micro Devices, Inc.(a) ............................................ 54,771 7,913
Applied Materials, Inc. ................................................... 37,536 7,965
Broadcom, Inc. ........................................................ 478,158 76,831
Lam Research Corp. ..................................................... 15,486 14,266
Monolithic Power Systems, Inc. ............................................ 14,802 12,776
NVIDIA Corp. ......................................................... 2,181,814 255,316
375,067
Software (18.6%):
Adobe, Inc.(a) ......................................................... 61,502 33,928
Cadence Design Systems, Inc.(a) ............................................ 149,221 39,941
Fair Isaac Corp.(a) ...................................................... 8,009 12,814
Intuit, Inc. ............................................................ 31,787 20,577
Microsoft Corp. ........................................................ 388,555 162,552
Oracle Corp. .......................................................... 79,901 11,142
Palo Alto Networks, Inc.(a) ................................................ 146,050 47,427
ServiceNow, Inc.(a) ..................................................... 84,667 68,952
Synopsys, Inc.(a) ....................................................... 31,214 17,427
414,760
Technology Hardware, Storage & Peripherals (5.4%):
Apple, Inc. ........................................................... 536,878 119,230
Total Common Stocks (Cost $1,021,437)
a
a
a
2,184,602
Total Investments (Cost $1,021,437) — 98.1% 2,184,602
Other assets in excess of liabilities — 1.9% 41,662
NET ASSETS - 100.00% $ 2,226,264
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Australia (2.1%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 92,562 $ 3,296
Energy (0.1%):
Woodside Energy Group Ltd. .............................................. 25,097 455
Financials (0.5%):
Macquarie Group Ltd. ................................................... 19,170 2,638
National Australia Bank Ltd. ............................................... 63,569 1,605
QBE Insurance Group Ltd. (a) .............................................. 49,382 583
4,826
Health Care (0.2%):
CSL Ltd. ............................................................. 8,757 1,777
Industrials (0.1%):
Brambles Ltd. ......................................................... 53,562 546
Qantas Airways Ltd. (a) ................................................... 130,928 554
1,100
Materials (0.5%):
BHP Group Ltd. ........................................................ 101,018 2,805
Northern Star Resources Ltd. (a) ............................................ 70,504 654
Rio Tinto Ltd. ......................................................... 12,432 955
4,414
Real Estate (0.4%):
Charter Hall Group ...................................................... 50,269 420
Goodman Group ....................................................... 34,032 786
Scentre Group ......................................................... 1,161,186 2,647
3,853
19,721
Austria (0.1%):
Industrials (0.1%):
ANDRITZ AG ......................................................... 11,614 744
Belgium (0.3%):
Information Technology (0.1%):
Melexis NV ........................................................... 15,537 1,354
Materials (0.2%):
Solvay SA , Class A ..................................................... 47,355 1,667
3,021
Bermuda (0.4%):
Financials (0.4%):
Everest Group Ltd. ...................................................... 8,825 3,467
Brazil (0.3%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 79,200 311
Grupo SBF SA ......................................................... 142,190 380
Smartfit Escola de Ginastica e Danca SA ...................................... 65,700 246
Vibra Energia SA ....................................................... 61,511 252
1,189
Consumer Staples (0.0%):(b)
Dimed SA Distribuidora da Medicamentos ..................................... 105,900 191
Financials (0.0%):(b)
Banco ABC Brasil SA , Preference Shares ...................................... 62,956 245

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Industrials (0.1%):
Marcopolo SA , Preference Shares ........................................... 277,240 $ 298
Santos Brasil Participacoes SA ............................................. 155,000 359
657
Real Estate (0.1%):
Multiplan Empreendimentos Imobiliarios SA ................................... 61,400 260
2,542
Canada (2.3%):
Consumer Staples (0.2%):
George Weston Ltd. ..................................................... 14,226 2,203
Energy (0.1%):
Parex Resources, Inc. .................................................... 82,410 1,236
Financials (0.8%):
Brookfield Asset Management Ltd. , Class A .................................... 58,249 2,543
Manulife Financial Corp. ................................................. 124,814 3,325
National Bank of Canada ................................................. 19,097 1,597
7,465
Industrials (0.3%):
Bombardier, Inc. , Class B (a) ............................................... 32,946 2,224
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 1,546 4,879
Materials (0.4%):
Agnico Eagle Mines Ltd. ................................................. 26,527 2,047
Stella-Jones, Inc. ....................................................... 28,113 1,892
3,939
21,946
Chile (0.1%):
Consumer Staples (0.0%):(b)
SMU SA ............................................................. 1,657,715 275
Real Estate (0.0%):(b)
Parque Arauco SA ...................................................... 213,859 341
Utilities (0.1%):
Enel Chile SA ......................................................... 5,978,039 341
957
China (0.5%):
Communication Services (0.2%):
Tencent Holdings Ltd. ................................................... 46,500 2,146
Consumer Discretionary (0.0%):(b)
MotoMotion China Corp. ................................................. 47,300 276
Health Care (0.1%):
Kangji Medical Holdings Ltd. (c) ............................................ 202,500 148
Tong Ren Tang Technologies Co. Ltd. , Class H .................................. 258,000 165
313
Industrials (0.1%):
Anhui Expressway Co. Ltd. , Class H (c) ....................................... 258,000 312
Anhui Heli Co. Ltd. , Class A ............................................... 131,800 329
China Communications Services Corp. Ltd. , Class H .............................. 672,000 345
986

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Information Technology (0.0%):(b)
AsiaInfo Technologies Ltd. (d) .............................................. 99,600 $ 58
Materials (0.1%):
China Nonferrous Mining Corp. Ltd. ......................................... 342,000 244
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 255,200 243
Western Mining Co. Ltd. , Class A ........................................... 89,500 200
687
4,466
Denmark (1.6%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 24,965 3,914
Health Care (1.2%):
Novo Nordisk A/S , Class B ................................................ 85,617 11,345
15,259
France (3.2%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 10,928 1,141
Consumer Discretionary (0.8%):
La Francaise des Jeux SAEM (c) (d) .......................................... 50,751 1,969
LVMH Moet Hennessy Louis Vuitton SE ...................................... 7,700 5,430
Renault SA ........................................................... 13,931 675
8,074
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,505 3,245
Energy (0.2%):
Gaztransport Et Technigaz SA .............................................. 7,862 1,158
Technip Energies NV .................................................... 22,623 577
1,735
Financials (0.2%):
AXA SA ............................................................. 29,663 1,042
BNP Paribas SA ........................................................ 13,068 895
1,937
Health Care (0.1%):
EssilorLuxottica SA (a) ................................................... 2,432 556
Ipsen SA ............................................................. 4,087 459
1,015
Industrials (0.8%):
Cie de Saint-Gobain SA .................................................. 13,450 1,154
Eiffage SA ............................................................ 5,874 584
Rexel SA ............................................................. 82,964 2,107
Safran SA ............................................................ 15,513 3,408
7,253
Information Technology (0.3%):
Capgemini SE ......................................................... 12,187 2,419
Materials (0.3%):
Arkema SA ........................................................... 27,784 2,507
Real Estate (0.0%):(b)
Klepierre SA .......................................................... 15,941 456

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Utilities (0.1%):
Engie SA ............................................................. 35,111 $ 552
30,334
Germany (1.9%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 64,016 1,674
Consumer Discretionary (0.1%):
Volkswagen AG , Preference Shares .......................................... 12,833 1,432
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 11,368 973
Financials (0.5%):
Allianz SE , Registered Shares .............................................. 13,716 3,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,119 1,043
4,906
Industrials (0.3%):
Daimler Truck Holding AG ................................................ 16,193 625
Siemens AG , Registered Shares ............................................. 9,750 1,785
2,410
Information Technology (0.6%):
SAP SE .............................................................. 25,587 5,409
Utilities (0.1%):
RWE AG ............................................................. 28,267 1,055
17,859
Greece (0.1%):
Energy (0.0%):(b)
Motor Oil Hellas Corinth Refineries SA ....................................... 12,748 325
Utilities (0.1%):
Public Power Corp. SA ................................................... 26,499 337
662
Hong Kong (0.5%):
Consumer Discretionary (0.0%):(b)
Man Wah Holdings Ltd. .................................................. 605,200 357
Financials (0.2%):
AIA Group Ltd. ........................................................ 137,600 920
BOC Hong Kong Holdings Ltd. ............................................ 134,000 390
1,310
Industrials (0.0%):(b)
Pacific Basin Shipping Ltd. ................................................ 816,000 245
Materials (0.0%):(b)
Shougang Fushan Resources Group Ltd. ...................................... 766,000 270
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 408,000 1,559
Sino Land Co. Ltd. (a) .................................................... 372,000 385
Yuexiu Property Co. Ltd. ................................................. 509,000 325
2,269
4,451
Hungary (0.1%):
Communication Services (0.0%):(b)
Magyar Telekom Telecommunications PLC .................................... 139,458 418

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Health Care (0.1%):
Richter Gedeon Nyrt .................................................... 15,051 $ 430
848
India (1.3%):
Consumer Discretionary (0.1%):
Safari Industries India Ltd. ................................................ 19,012 471
Welspun Living Ltd. ..................................................... 248,886 547
1,018
Financials (0.2%):
Home First Finance Co. India Ltd. (d) ......................................... 43,321 539
LIC Housing Finance Ltd. (a) ............................................... 62,517 575
Manappuram Finance Ltd. ................................................ 217,926 559
The Karur Vysya Bank Ltd. ................................................ 179,257 496
2,169
Health Care (0.1%):
JB Chemicals & Pharmaceuticals Ltd. ........................................ 23,727 546
Narayana Hrudayalaya Ltd. ................................................ 32,831 493
1,039
Industrials (0.4%):
Craftsman Automation Ltd. (a) .............................................. 5,122 342
Elecon Engineering Co. Ltd. (a) ............................................. 57,384 433
Electrosteel Castings Ltd. (a) ............................................... 217,729 565
GMM Pfaudler Ltd. ..................................................... 25,771 446
ISGEC Heavy Engineering Ltd. ............................................. 27,071 507
Kirloskar Pneumatic Co. Ltd. .............................................. 26,254 426
Shaily Engineering Plastics Ltd. (a) .......................................... 44,597 460
3,179
Information Technology (0.1%):
Cyient Ltd. ........................................................... 23,736 499
KPIT Technologies Ltd. .................................................. 29,846 659
1,158
Materials (0.3%):
APL Apollo Tubes Ltd. (a) ................................................. 15,354 273
JK Paper Ltd. .......................................................... 56,350 341
Maharashtra Seamless Ltd. ................................................ 46,261 360
MOIL Ltd. ............................................................ 57,314 338
NCL Industries Ltd. ..................................................... 153,489 434
Ratnamani Metals & Tubes Ltd. (a) .......................................... 9,034 391
Surya Roshni Ltd. ...................................................... 50,271 367
Welspun Corp. Ltd. ..................................................... 55,037 423
2,927
Utilities (0.1%):
Mahanagar Gas Ltd. (a) ................................................... 24,918 557
12,047
Indonesia (0.1%):
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 1,031,000 336
Materials (0.0%):(b)
PT Adaro Minerals Indonesia Tbk (a) ......................................... 3,573,200 295
Real Estate (0.0%):(b)
PT Puradelta Lestari Tbk ................................................. 24,920,300 242
873

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Ireland (1.0%):
Consumer Staples (0.1%):
Glanbia PLC .......................................................... 28,696 $ 574
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 51,311 581
Health Care (0.1%):
ICON PLC (a) ......................................................... 2,801 920
Industrials (0.6%):
AerCap Holdings NV .................................................... 13,427 1,261
Ryanair Holdings PLC , ADR ............................................... 8,254 836
Trane Technologies PLC .................................................. 10,721 3,584
5,681
Materials (0.1%):
James Hardie Industries PLC (a) ............................................ 42,266 1,518
9,274
Israel (0.0%):(b)
Information Technology (0.0%):(b)
Nice Ltd. (a) ........................................................... 2,436 440
Italy (0.6%):
Health Care (0.1%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 10,135 552
Industrials (0.1%):
Leonardo SpA ......................................................... 25,314 603
Utilities (0.4%):
Enel SpA ............................................................. 424,641 3,031
Snam SpA ............................................................ 247,967 1,185
4,216
5,371
Japan (7.3%):
Communication Services (0.5%):
Capcom Co. Ltd. ....................................................... 97,500 2,083
Kakaku.com, Inc. ....................................................... 96,900 1,355
Konami Group Corp. .................................................... 13,200 993
4,431
Consumer Discretionary (1.1%):
Asics Corp. ........................................................... 37,600 614
Honda Motor Co. Ltd. ................................................... 70,600 754
Isuzu Motors Ltd. ....................................................... 65,500 886
Panasonic Holdings Corp. ................................................. 47,600 390
Suzuki Motor Corp. ..................................................... 71,400 821
Toyota Motor Corp. ..................................................... 244,100 4,690
ZOZO, Inc. ........................................................... 75,800 2,219
10,374
Consumer Staples (0.4%):
Asahi Group Holdings Ltd. ................................................ 17,600 648
Toyo Suisan Kaisha Ltd. .................................................. 45,500 3,055
3,703
Financials (1.3%):
Mizuho Financial Group, Inc. .............................................. 191,720 4,383
ORIX Corp. ........................................................... 30,200 731
Sumitomo Mitsui Financial Group, Inc. ....................................... 25,800 1,863

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Tokio Marine Holdings, Inc. ............................................... 139,600 $ 5,478
12,455
Health Care (0.6%):
Hoya Corp. ........................................................... 24,800 3,108
Otsuka Holdings Co. Ltd. ................................................. 16,800 856
Shionogi & Co. Ltd. ..................................................... 46,300 2,037
6,001
Industrials (2.2%):
Central Japan Railway Co. ................................................ 23,700 559
Fuji Electric Co. Ltd. .................................................... 57,100 3,212
ITOCHU Corp. ........................................................ 36,200 1,857
Komatsu Ltd. .......................................................... 30,500 867
MISUMI Group, Inc. .................................................... 118,000 2,172
Mitsubishi Heavy Industries Ltd. ............................................ 410,700 4,923
Mitsui & Co. Ltd. ....................................................... 64,400 1,495
Nippon Yusen KK ...................................................... 43,300 1,395
Sanwa Holdings Corp. ................................................... 208,400 4,464
20,944
Information Technology (0.9%):
Canon, Inc. ........................................................... 20,100 629
Disco Corp. ........................................................... 7,600 2,542
Fujitsu Ltd. ........................................................... 153,100 2,781
NEC Corp. ........................................................... 14,800 1,281
Tokyo Electron Ltd. ..................................................... 2,600 544
Yokogawa Electric Corp. ................................................. 32,900 833
8,610
Materials (0.1%):
Nippon Steel Corp. ...................................................... 31,600 686
Tosoh Corp. ........................................................... 41,600 566
1,252
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 19,700 558
Utilities (0.1%):
Tokyo Gas Co. Ltd. ..................................................... 40,800 894
69,222
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 29,603 470
Malaysia (0.1%):
Consumer Discretionary (0.0%):(b)
Bermaz Auto Bhd ....................................................... 540,400 286
Real Estate (0.1%):
SP Setia Bhd Group ..................................................... 1,042,200 364
650
Mexico (0.1%):
Financials (0.1%):
Qualitas Controladora SAB de CV ........................................... 31,332 289
Regional SAB de CV .................................................... 44,999 327
616
Real Estate (0.0%):(b)
Corp. Inmobiliaria Vesta SAB de CV ......................................... 81,090 237
853

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Netherlands (2.2%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 985,818 $ 3,884
Consumer Discretionary (0.1%):
Prosus NV (a) .......................................................... 25,387 886
Stellantis NV .......................................................... 33,036 550
1,436
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 30,046 968
Financials (0.7%):
Euronext NV (d) ........................................................ 8,158 825
ING Groep NV ........................................................ 269,535 4,891
NN Group NV (a) ....................................................... 11,951 600
6,316
Industrials (0.2%):
Wolters Kluwer NV ..................................................... 14,015 2,346
Information Technology (0.7%):
ASM International NV ................................................... 4,121 2,835
ASML Holding NV ..................................................... 3,745 3,486
6,321
21,271
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 102,061 1,969
Norway (0.3%):
Energy (0.2%):
Aker BP ASA ......................................................... 59,280 1,436
Equinor ASA .......................................................... 18,205 482
1,918
Financials (0.1%):
SpareBank 1 SMN ...................................................... 90,636 1,352
3,270
Panama (0.0%):(b)
Industrials (0.0%):(b)
Copa Holdings SA , Class A ................................................ 3,765 334
Philippines (0.0%):(b)
Utilities (0.0%):(b)
Aboitiz Power Corp. ..................................................... 450,100 255
Poland (0.0%):(b)
Health Care (0.0%):(b)
Synektik SA .......................................................... 11,838 425
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 35,439 745
Russian Federation (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Detsky Mir PJSC (a) (d) (e) (f) ............................................... 214,920 2
Financials (0.0%):
Bank St. Petersburg PJSC (a) (e) (f) ........................................... 372,110 —
2

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Saudi Arabia (0.0%):(b)
Consumer Discretionary (0.0%):(b)
United Electronics Co. ................................................... 15,441 $ 378
Singapore (0.2%):
Consumer Discretionary (0.0%):(b)
Genting Singapore Ltd. ................................................... 792,500 504
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 31,800 871
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 191,300 684
2,059
South Africa (0.1%):
Consumer Discretionary (0.0%):(b)
The Foschini Group Ltd. .................................................. 59,510 440
Financials (0.1%):
Investec PLC .......................................................... 73,264 580
Materials (0.0%):(b)
Pan African Resources PLC ............................................... 971,262 369
1,389
South Korea (0.7%):
Consumer Discretionary (0.0%):(b)
Myoung Shin Industrial Co. Ltd. ............................................ 29,216 280
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 4,495 363
JB Financial Group Co. Ltd. ............................................... 37,633 398
KIWOOM Securities Co. Ltd. .............................................. 4,291 417
1,178
Health Care (0.1%):
Classys, Inc. .......................................................... 12,646 432
InBody Co. Ltd. ........................................................ 12,563 220
T&L Co. Ltd. .......................................................... 5,848 259
911
Industrials (0.2%):
GS Holdings Corp. ...................................................... 11,070 396
Hanwha Aerospace Co. Ltd. ............................................... 2,015 423
HD Hyundai Electric Co. Ltd. .............................................. 1,807 409
Hyundai Rotem Co. Ltd. .................................................. 14,460 516
Samsung E&A Co. Ltd. (a) ................................................ 16,813 351
2,095
Information Technology (0.2%):
HAESUNG DS Co. Ltd. .................................................. 10,297 274
Hana Materials, Inc. ..................................................... 9,221 340
Innox Advanced Materials Co. Ltd. .......................................... 16,232 357
Samwha Capacitor Co. Ltd. ............................................... 9,251 296
1,267
Materials (0.1%):
Dongsung Finetec Co. Ltd. ................................................ 29,673 293
Poongsan Corp. ........................................................ 6,249 267
Wonik Materials Co. Ltd. ................................................. 11,748 273
833
6,564

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Spain (0.9%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 27,581 $ 1,340
Energy (0.1%):
Repsol SA ............................................................ 34,161 487
Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 362,874 3,803
Banco Santander SA ..................................................... 274,295 1,323
Bankinter SA .......................................................... 68,403 584
5,710
Utilities (0.1%):
Iberdrola SA .......................................................... 55,979 739
8,276
Sweden (0.7%):
Consumer Discretionary (0.1%):
Evolution AB (d) ....................................................... 6,031 584
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 32,465 913
Financials (0.0%):(b)
Swedbank AB , Class A ................................................... 27,304 581
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 261,752 4,096
Volvo AB , Class B ...................................................... 28,780 735
4,831
6,909
Switzerland (3.5%):
Consumer Staples (0.9%):
Coca-Cola HBC AG ..................................................... 119,602 4,364
Nestle SA , Registered Shares .............................................. 37,600 3,809
8,173
Financials (0.6%):
Partners Group Holding AG ............................................... 1,115 1,501
UBS Group AG ........................................................ 126,236 3,826
Zurich Insurance Group AG ............................................... 1,085 596
5,923
Health Care (1.5%):
Alcon, Inc. ........................................................... 7,498 710
Novartis AG , Registered Shares ............................................. 67,517 7,538
Roche Holding AG ...................................................... 16,426 5,319
Sandoz Group AG ...................................................... 20,098 872
14,439
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 17,296 960
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 5,656 509
STMicroelectronics NV .................................................. 11,403 377
886
Materials (0.3%):
Clariant AG , Registered Shares ............................................. 36,952 548
Glencore PLC ......................................................... 134,230 745

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Holcim AG ........................................................... 17,040 $ 1,593
2,886
33,267
Taiwan (0.8%):
Consumer Discretionary (0.1%):
Eurocharm Holdings Co. Ltd. .............................................. 53,000 339
Makalot Industrial Co. Ltd. ................................................ 32,000 439
Sports Gear Co. Ltd. ..................................................... 107,000 330
Tong Yang Industry Co. Ltd. ............................................... 154,000 438
1,546
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. (a) ........................................... 15,000 376
TTY Biopharm Co. Ltd. .................................................. 129,000 292
668
Industrials (0.1%):
Fortune Electric Co. Ltd. ................................................. 18,700 399
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 103,000 303
702
Information Technology (0.4%):
Compeq Manufacturing Co. Ltd. ............................................ 225,000 540
Elite Material Co. Ltd. ................................................... 40,000 544
Gold Circuit Electronics Ltd. ............................................... 80,400 548
King Yuan Electronics Co. Ltd. ............................................. 171,000 558
Lotes Co. Ltd. (a) ....................................................... 14,000 603
Sigurd Microelectronics Corp. .............................................. 206,000 487
Tripod Technology Corp. ................................................. 108,000 663
Wiwynn Corp. ......................................................... 4,000 254
4,197
Materials (0.1%):
Gloria Material Technology Corp. ........................................... 208,000 298
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 71,000 339
Tung Ho Steel Enterprise Corp. ............................................. 143,000 321
958
8,071
Thailand (0.1%):
Consumer Discretionary (0.0%):(b)
The Erawan Group PCL, NVDR ............................................ 1,922,600 205
Consumer Staples (0.1%):
Ichitan Group PCL, NVDR ................................................ 765,300 347
Sappe PCL, NVDR ..................................................... 152,600 392
739
Materials (0.0%):(b)
TOA Paint Thailand PCL, NVDR ........................................... 366,000 187
1,131
Turkey (0.2%):
Consumer Discretionary (0.0%):(b)
Mavi Giyim Sanayi Ve Ticaret A/S , Class B (d) .................................. 106,056 361
Consumer Staples (0.1%):
Migros Ticaret AS ...................................................... 27,641 441
Financials (0.0%):(b)
Turkiye Sigorta AS ...................................................... 174,827 318

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Health Care (0.1%):
MLP Saglik Hizmetleri AS (a) (d) ............................................ 34,637 $ 385
Industrials (0.0%):(b)
Pegasus Hava Tasimaciligi A/S (a) ........................................... 40,948 277
Information Technology (0.0%):(b)
Logo Yazilim Sanayi Ve Ticaret A/S ......................................... 99,098 336
2,118
United Kingdom (5.2%):
Communication Services (0.1%):
Informa PLC .......................................................... 64,195 717
Consumer Discretionary (0.6%):
Birkenstock Holding PLC (a) ............................................... 9,348 553
Greggs PLC ........................................................... 60,437 2,433
Next PLC ............................................................ 25,514 2,981
5,967
Consumer Staples (0.9%):
Associated British Foods PLC .............................................. 28,140 898
Coca-Cola Europacific Partners PLC ......................................... 9,772 721
Diageo PLC ........................................................... 33,404 1,039
Imperial Brands PLC .................................................... 135,266 3,727
Marks & Spencer Group PLC .............................................. 300,437 1,269
Tesco PLC ............................................................ 233,637 996
8,650
Energy (0.9%):
BP PLC .............................................................. 439,025 2,595
Harbour Energy PLC .................................................... 121,018 487
Shell PLC (a) .......................................................... 156,583 5,708
8,790
Financials (1.0%):
3i Group PLC ......................................................... 42,705 1,718
Barclays PLC ......................................................... 1,148,510 3,434
HSBC Holdings PLC .................................................... 246,004 2,237
Legal & General Group PLC ............................................... 242,975 724
Man Group PLC ....................................................... 166,489 524
Standard Chartered PLC .................................................. 120,011 1,185
9,822
Health Care (0.2%):
AstraZeneca PLC ....................................................... 5,034 800
ConvaTec Group PLC (d) ................................................. 149,158 449
GSK PLC ............................................................ 42,462 824
2,073
Industrials (0.7%):
Ashtead Group PLC ..................................................... 21,326 1,539
easyJet PLC ........................................................... 86,094 498
Ferguson PLC ......................................................... 12,413 2,764
RELX PLC ........................................................... 12,879 608
Rolls-Royce Holdings PLC (a) .............................................. 143,676 832
6,241
Information Technology (0.1%):
The Sage Group PLC .................................................... 42,709 597
Materials (0.4%):
Rio Tinto PLC ......................................................... 53,860 3,502

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Real Estate (0.1%):
The British Land Co. PLC ................................................ 110,363 $ 585
Utilities (0.2%):
Centrica PLC .......................................................... 611,316 1,042
Drax Group PLC ....................................................... 88,739 742
National Grid PLC (a) .................................................... 48,129 611
2,395
49,339
United States (59.9%):
Communication Services (6.4%):
Alphabet, Inc. , Class C ................................................... 205,165 35,524
Comcast Corp. , Class A .................................................. 72,967 3,011
Meta Platforms, Inc. , Class A .............................................. 47,309 22,464
60,999
Consumer Discretionary (5.2%):
AutoNation, Inc. (a) (c) ................................................... 330 63
AutoZone, Inc. (a) ....................................................... 1,168 3,660
Best Buy Co., Inc. ...................................................... 18,700 1,618
Booking Holdings, Inc. ................................................... 802 2,979
D.R. Horton, Inc. ....................................................... 17,712 3,187
Deckers Outdoor Corp. (a) ................................................. 2,737 2,525
Dick's Sporting Goods, Inc. ................................................ 13,573 2,937
Expedia Group, Inc. (a) ................................................... 20,109 2,567
General Motors Co. ..................................................... 76,496 3,390
Lennar Corp. , Class A .................................................... 17,748 3,140
Murphy USA, Inc. ...................................................... 3,672 1,854
NVR, Inc. (a) .......................................................... 446 3,839
O'Reilly Automotive, Inc. (a) ............................................... 3,362 3,787
PulteGroup, Inc. ........................................................ 30,481 4,024
Ralph Lauren Corp. ..................................................... 12,443 2,185
Samsonite International SA (d) .............................................. 84,600 244
Toll Brothers, Inc. ...................................................... 29,125 4,156
TopBuild Corp. (a) ...................................................... 6,785 3,247
49,402
Consumer Staples (4.2%):
Altria Group, Inc. ....................................................... 98,490 4,827
Colgate-Palmolive Co. ................................................... 39,039 3,872
Costco Wholesale Corp. .................................................. 6,451 5,303
Kimberly-Clark Corp. .................................................... 22,381 3,023
Philip Morris International, Inc. ............................................. 38,248 4,405
Sysco Corp. ........................................................... 34,373 2,635
Target Corp. .......................................................... 18,618 2,800
The Kroger Co. ........................................................ 58,081 3,165
The Procter & Gamble Co. ................................................ 28,023 4,505
Walmart, Inc. .......................................................... 74,462 5,111
39,646
Energy (2.5%):
ConocoPhillips Co. ..................................................... 34,038 3,785
Devon Energy Corp. ..................................................... 28,185 1,326
Diamondback Energy, Inc. ................................................ 17,663 3,573
EOG Resources, Inc. .................................................... 16,616 2,107
Exxon Mobil Corp. ..................................................... 37,637 4,463
HF Sinclair Corp. ....................................................... 21,150 1,089
Ovintiv, Inc. .......................................................... 40,111 1,863
Phillips 66 Co. ......................................................... 20,252 2,946
Valero Energy Corp. ..................................................... 16,309 2,637
23,789

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Financials (7.1%):
American Express Co. ................................................... 15,779 $ 3,993
American International Group, Inc. .......................................... 54,026 4,281
Ameriprise Financial, Inc. ................................................. 9,666 4,157
Apollo Global Management, Inc. ............................................ 22,260 2,789
Capital One Financial Corp. ............................................... 11,887 1,800
Corebridge Financial, Inc. ................................................. 85,777 2,535
East West Bancorp, Inc. .................................................. 22,231 1,954
Evercore, Inc. ......................................................... 5,858 1,467
Fidelity National Financial, Inc. ............................................ 26,591 1,473
Fifth Third Bancorp ..................................................... 50,125 2,122
Interactive Brokers Group, Inc. ............................................. 12,924 1,541
JPMorgan Chase & Co. .................................................. 54,654 11,630
Prudential Financial, Inc. ................................................. 23,344 2,926
Regions Financial Corp. .................................................. 77,616 1,736
Synchrony Financial ..................................................... 69,114 3,510
T. Rowe Price Group, Inc. ................................................. 12,807 1,463
The Allstate Corp. ...................................................... 17,866 3,057
The Bank of New York Mellon Corp. ......................................... 26,855 1,748
The Hartford Financial Services Group, Inc. .................................... 18,501 2,052
Visa, Inc. , Class A ...................................................... 10,326 2,743
W.R. Berkley Corp. ..................................................... 50,386 2,778
Wells Fargo & Co. ...................................................... 90,597 5,376
67,131
Health Care (6.8%):
AbbVie, Inc. .......................................................... 41,440 7,680
Bristol-Myers Squibb Co. ................................................. 76,417 3,634
Cardinal Health, Inc. .................................................... 20,370 2,054
Cencora, Inc. .......................................................... 17,932 4,266
Centene Corp. (a) ....................................................... 49,268 3,790
DaVita, Inc. (a) ......................................................... 15,911 2,174
Elevance Health, Inc. .................................................... 7,452 3,965
Eli Lilly & Co. ......................................................... 11,160 8,976
Gilead Sciences, Inc. .................................................... 60,063 4,568
HCA Healthcare, Inc. .................................................... 8,188 2,973
McKesson Corp. ....................................................... 6,016 3,712
Medpace Holdings, Inc. (a) ................................................ 3,868 1,479
Merck & Co., Inc. ...................................................... 44,850 5,074
Molina Healthcare, Inc. (a) ................................................ 6,964 2,377
Regeneron Pharmaceuticals, Inc. (a) .......................................... 2,432 2,624
Tenet Healthcare Corp. (a) ................................................. 5,134 768
The Cigna Group ....................................................... 11,816 4,120
64,234
Industrials (6.3%):
3M Co. .............................................................. 12,414 1,584
Acuity Brands, Inc. ..................................................... 3,538 889
Allison Transmission Holdings, Inc. ......................................... 11,269 998
Builders FirstSource, Inc. (a) ............................................... 15,939 2,668
Carlisle Cos., Inc. ....................................................... 5,222 2,186
Caterpillar, Inc. ........................................................ 12,215 4,229
Cintas Corp. .......................................................... 3,822 2,920
Core & Main, Inc. , Class A (a) .............................................. 63,571 3,399
Cummins, Inc. ......................................................... 5,586 1,630
EMCOR Group, Inc. .................................................... 7,188 2,699
General Dynamics Corp. .................................................. 8,901 2,659
Illinois Tool Works, Inc. .................................................. 5,221 1,291
Leidos Holdings, Inc. .................................................... 10,577 1,527
Lennox International, Inc. ................................................. 6,166 3,598
Lockheed Martin Corp. ................................................... 5,398 2,925
Masco Corp. .......................................................... 28,386 2,210
Otis Worldwide Corp. .................................................... 14,873 1,406

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Owens Corning ........................................................ 16,441 $ 3,064
PACCAR, Inc. ......................................................... 40,516 3,997
Parker-Hannifin Corp. ................................................... 7,290 4,091
Textron, Inc. .......................................................... 20,133 1,870
United Rentals, Inc. ..................................................... 5,134 3,887
W.W. Grainger, Inc. ..................................................... 4,734 4,624
60,351
Information Technology (16.9%):
Amphenol Corp. , Class A ................................................. 55,102 3,541
Apple, Inc. ........................................................... 52,948 11,759
Applied Materials, Inc. ................................................... 7,482 1,588
Arista Networks, Inc. (a) .................................................. 5,839 2,023
Broadcom, Inc. ........................................................ 54,740 8,796
CDW Corp. ........................................................... 13,069 2,850
Cisco Systems, Inc. ..................................................... 130,683 6,332
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 3,979 923
Dropbox, Inc. , Class A (a) ................................................. 94,767 2,267
F5, Inc. (a) ............................................................ 14,644 2,982
Fair Isaac Corp. (a) ...................................................... 2,235 3,576
Gartner, Inc. (a) ........................................................ 3,936 1,973
GoDaddy, Inc. , Class A (a) ................................................. 16,253 2,364
Jabil, Inc. ............................................................ 24,124 2,718
KLA Corp. ........................................................... 3,783 3,114
Microsoft Corp. ........................................................ 114,955 48,091
Motorola Solutions, Inc. .................................................. 9,903 3,950
Nutanix, Inc. , Class A (a) .................................................. 27,177 1,373
NVIDIA Corp. ......................................................... 359,700 42,092
Qorvo, Inc. (a) ......................................................... 22,163 2,655
QUALCOMM, Inc. ..................................................... 21,433 3,878
TD SYNNEX Corp. ..................................................... 11,993 1,429
VeriSign, Inc. (a) ........................................................ 4,164 779
161,053
Materials (1.8%):
CF Industries Holdings, Inc. ............................................... 28,427 2,172
LyondellBasell Industries NV , Class A ........................................ 41,885 4,166
Nucor Corp. ........................................................... 20,941 3,412
Packaging Corp. of America ............................................... 10,639 2,126
Reliance, Inc. .......................................................... 5,213 1,588
Steel Dynamics, Inc. ..................................................... 26,394 3,516
16,980
Real Estate (1.1%):
American Tower Corp. ................................................... 9,617 2,119
Brixmor Property Group, Inc. .............................................. 36,250 923
BXP, Inc. ............................................................. 18,352 1,309
Equinix, Inc. .......................................................... 2,500 1,976
Essex Property Trust, Inc. ................................................. 5,830 1,623
Federal Realty Investment Trust ............................................ 9,819 1,096
Regency Centers Corp. ................................................... 17,505 1,179
10,225
Utilities (1.6%):
Consolidated Edison, Inc. ................................................. 33,264 3,244
DTE Energy Co. ....................................................... 24,460 2,948
Edison International ..................................................... 18,889 1,511
Entergy Corp. ......................................................... 28,404 3,294
NiSource, Inc. ......................................................... 71,347 2,230

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Name
Acquisition Date
Cost
Bank St. Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
Security Description Shares
Value
(000)
NRG Energy, Inc. ....................................................... 29,285 $ 2,201
15,428
569,238
Total Common Stocks (Cost $679,963) 942,487
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (f) ............................................ 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 7,812 584
Total Exchange-Traded Funds (Cost $551) 584
Collateral for Securities Loaned (0.0%)^(b)
United States (0.0%):(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 24,161 24
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (g) ............ 24,161 25
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (g) ............... 24,161 24
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (g) . 24,161 24
Total Collateral for Securities Loaned (Cost $97) 97
Total Investments (Cost $680,611) — 99.3% 943,168
Other assets in excess of liabilities — 0.7% 7,058
NET ASSETS - 100.00% $ 950,226
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2024, the fair value of these securities was $5,416
(thousands) and amounted to 0.6% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at July 31, 2024 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of July 31, 2024.
(g) Rate disclosed is the daily yield on July 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (18.5%)
ABS Auto (10.5%):
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 8/13/25 @ 100(a) ............................................ $ 199 $ 199
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 4/18/25 @ 100 ................. 621 604
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 2,944 2,831
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 2,476 2,440
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 1,517 1,475
Series 2022-A, Class C, 4.17%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 2,200 2,142
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 10/15/27 @ 100(a) ............. 751 761
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 4,078 4,141
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 748 747
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 1,246 1,250
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 467 466
Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 4,000 3,894
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 3,250 3,313
Series 2023-3A, Class C, 7.05%, 2/22/28(a) ................................ 8,750 8,925
Series 2023-5A, Class C, 6.85% , 4/20/28(a) ................................ 7,000 7,121
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 2,811 2,908
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 3,749 3,870
BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28, Callable 8/15/27 @ 100 (a) ... 2,268 2,293
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
3/19/25 @ 100(a) ................................................... 2,156 2,093
CarMax Auto Owner Trust ................................................
Series 2020-4, Class C, 1.30%, 8/17/26, Callable 12/15/24 @ 100 ................ 3,450 3,393
Series 2021-2, Class C, 1.34%, 2/16/27, Callable 5/15/25 @ 100 ................. 5,959 5,748
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 3,981 3,788
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 12/15/25 @ 100 ................ 2,831 2,676
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 ................. 2,716 2,750
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 3/15/27 @ 100 ................ 3,250 3,261
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 6/15/28 @ 100 ................. 1,822 1,826
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class C, 1.32%, 11/9/26, Callable 1/8/26 @ 100 ................. 551 522
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 7/10/26 @ 100 ................ 426 405
Series 2021-N2 , Class D, 1.27%, 3/10/28, Callable 2/10/27 @ 100 ................ 621 586
Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 9/10/27 @ 100 ................ 434 420
Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 3/10/27 @ 100 ................ 10,000 9,257
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 2/25/28 @ 100(a) .............. 1,842 1,864
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 4/25/28 @ 100(a) .............. 2,175 2,220
Series 2024-3A, Class B, 5.28%, 1/25/30 , Callable 5/25/28 @ 100(a) .............. 2,776 2,810
Series 2024-3A, Class C, 5.41%, 2/28/30, Callable 5/25/28 @ 100(a) .............. 3,671 3,712
Series 2024-4A, Class C, 5.46%, 7/25/30, Callable 7/25/28 @ 100(a) .............. 2,716 2,720
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 7/25/28 @ 100(a) ............. 2,535 2,538
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 6/15/26 @ 100(a) .............. 826 825
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 6/15/26 @ 100(a) .............. 936 941
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 6/15/26 @ 100(a) .............. 1,404 1,424
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 1,858 1,882
Series 2023-2A, Class C, 6.15%, 10/15/35 , Callable 11/15/26 @ 100(a) ............ 2,874 2,923
Series 2024-1A, Class B, 5.44%, 5/15/36, Callable 11/15/26 @ 100(a) ............. 2,545 2,543
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 11/15/26 @ 100(a) ............. 2,200 2,207
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 3/15/25 @ 100(a) .............. 720 708
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 11/15/26 @ 100(a) ............. 150 156
Series 2023-1A, Class C, 7.71%, 7/15/33 , Callable 11/15/26 @ 100(a) ............. 125 129
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 2,911 2,978
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 2,875 2,916
Series 2023-3A, Class B , 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 2,724 2,793
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,691 4,867

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 6/15/27 @ 100(a) ............. $ 4,598 $ 4,663
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 3,566 3,682
Series 2024-1A, Class C, 6.71%, 7/17/34, Callable 6/15/27 @ 100(a) .............. 3,207 3,263
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29 , Callable 8/15/25 @ 100 5,744 5,580
DT Auto Owner Trust ....................................................
Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) .............. 5,875 5,868
Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 10/15/24 @ 100(a) ............. 682 681
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) ............. 1,381 1,360
Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 12/15/25 @ 100(a) ............. 564 560
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29 , Callable 9/15/28 @ 100(a) ............ 1,176 1,211
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 770 798
Enterprise Fleet Financing LLC .............................................
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 3/20/26 @ 100(a) .............. 1,125 1,111
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 2,750 2,784
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 4/20/27 @ 100(a) .............. 2,330 2,338
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 8/20/27 @ 100(a) .............. 2,349 2,464
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 3,711 3,718
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 3,291 3,390
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable
10/15/24 @ 100(a) .................................................. 1,000 994
FCCU Auto Receivables Trust, Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 8/15/28 @
100(a) ........................................................... 597 607
First Investors Auto Owner Trust, Series 2021-1A , Class E, 3.35%, 4/15/27, Callable 5/15/25
@ 100(a) ......................................................... 3,981 3,904
Flagship Credit Auto Trust ................................................
Series 2019-2, Class D, 3.53%, 5/15/25, Callable 11/15/24 @ 100(a) .............. 38 38
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 5,250 5,132
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/25 @ 100(a) ............... 271 270
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 9/15/25 @ 100 ................ 1,080 1,082
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 2/15/26 @ 100 ................. 2,584 2,628
Ford Credit Auto Owner Trust ..............................................
Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,708 1,608
Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,650 1,550
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 2,250 2,095
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 500 464
Series 2022-1, Class C, 4.67%, 11/15/34 , Callable 5/15/27 @ 100(a) .............. 2,000 1,968
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,457 2,415
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 4,111 4,142
Series 2023-1, Class C , 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,250 10,342
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,940 11,094
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 4,925 5,074
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 2,950 3,033
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,881 1,933
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 10/15/26 @ 100(a) ........................................... 4,385 4,354
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 7/15/28 @
100(a) ........................................................... 1,185 1,220
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-4A, Class D, 4.09%, 8/17/26, Callable 8/15/24 @ 100(a) .............. 1,746 1,745
Series 2020-2A, Class C, 4.57%, 4/15/26, Callable 12/15/24 @ 100(a) ............. 60 60
Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 4/15/26 @ 100(a) .............. 889 880
Series 2023-1A, Class D , 7.01%, 1/16/29, Callable 6/15/27 @ 100(a) .............. 2,200 2,239
GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30, Callable
10/15/28 @ 100(a) .................................................. 1,381 1,395
GM Financial Automobile Leasing Trust, Series 2023-2, Class B , 5.54%, 5/20/27, Callable
11/20/25 @ 100 .................................................... 1,250 1,254
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable
9/11/26 @ 100(a) ................................................... 1,000 923
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. 3,050 3,081
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 2,259 2,293

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 12/15/27 @ 100(a) ............. $ 982 $ 990
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 12/15/27 @ 100(a) ............. 940 947
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 2/15/27 @ 100(a) ............... 3,276 3,285
Series 2023-1, Class C, 5.88%, 11/15/29 , Callable 2/15/27 @ 100(a) .............. 2,457 2,473
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,900 1,846
Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,355 1,314
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 3,739 3,744
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ 3,038 3,095
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ 1,075 1,096
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 2,875 2,912
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 1,112 1,124
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 1,833 1,676
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class C, 2.05%, 12/26/25(a) ............................... 1,389 1,372
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 10,003 9,913
Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,750 3,465
Series 2022-2A, Class B, 2.65%, 6/26/28 , Callable 6/25/27 @ 100(a) .............. 2,480 2,275
Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,500 3,182
Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 3,000 2,951
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 5,000 4,900
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 5/20/32, Callable
2/20/28 @ 100(a) ................................................... 2,525 2,541
JPMorgan Chase Bank NA ................................................
Series 2021-1, Class B, 0.88%, 9/25/28, Callable 6/25/25 @ 100(a) ............... 14 14
Series 2021-1, Class D, 1.17%, 9/25/28, Callable 6/25/25 @ 100(a) ............... 20 20
Series 2021-2, Class C, 0.97%, 12/26/28, Callable 11/25/25 @ 100(a) ............. 129 127
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 11/25/25 @ 100(a) ............. 58 57
Series 2021-2, Class E, 2.28%, 12/26/28, Callable 11/25/25 @ 100(a) ............. 28 28
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 575 563
Series 2021-3 , Class D, 1.01%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 394 386
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 31 30
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 12/15/25 @ 100 (a) ............ 1,750 1,736
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 2,756 2,684
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 6/15/27 @ 100(a) .............. 2,760 2,770
Series 2023-1A, Class C, 6.18%, 12/15/27 , Callable 6/15/27 @ 100(a) ............. 4,600 4,643
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @ 100(a) .............. 2,037 2,102
Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 8/15/27 @ 100(a) .............. 4,531 4,542
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 8/15/27 @ 100(a) .............. 7,300 7,309
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 8/15/27 @ 100(a) .............. 1,698 1,721
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 4,094 4,166
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 9/15/27 @ 100(a) ............. 3,794 3,920
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 1/15/28 @ 100(a) ............. 2,818 2,887
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 1/15/28 @ 100(a) .............. 3,288 3,395
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 1/15/28 @ 100(a) .............. 4,696 4,907
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 1/15/28 @ 100(a) .............. 2,888 2,915
Series 2024-2A, Class B, 5.50%, 7/16/29, Callable 7/15/28 @ 100(a) .............. 2,716 2,742
Series 2024-2A, Class C, 5.66%, 10/15/29, Callable 7/15/28 @ 100(a) ............. 2,716 2,741
Series 2024-2A, Class D, 6.37%, 10/15/31, Callable 7/15/28 @ 100(a) ............. 2,218 2,261
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 3,691 3,729
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 5,014 5,087
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 7,372 7,515
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 1,358 1,392
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 708 715
Series 2024-1, Class C, 6 .13%, 4/25/29(a) ................................. 1,149 1,159
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 1,263 1,275
OCCU Auto Receivables Trust .............................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @ 100(a) ............. $ 3,145 $ 3,245
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 1/15/28 @ 100(a) ............. 5,171 5,428
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 692 673
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 2,000 1,931
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 3,000 2,973
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 4/15/26 @ 100(a) ............... 1,382 1,388
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 10/15/25
@ 100(a) ......................................................... 916 891
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 1,405 1,399
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 883 884
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 1,551 1,610
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 613 613
Series 2022-B, Class D, 6.79%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 794 794
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 1/15/27 @ 100(a) .............. 641 644
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 1/15/27 @ 100(a) .............. 2,087 2,105
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 8/15/27 @ 100(a) ............... 964 969
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 8/15/27 @ 100(a) ............... 981 987
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 7/15/27 @ 100(a) .............. 2,997 2,999
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 7/15/27 @ 100(a) .............. 1,266 1,270
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 7/15/27 @ 100(a) .............. 5,893 5,932
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 10/15/25 @ 100(a) . 267 265
Santander Consumer Auto Receivables Trust ...................................
Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 8/15/25 @ 100(a) ............ 3,032 3,010
Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 8/15/25 @ 100(a) .............. 1,000 989
Series 2021-AA, Class E, 3.28%, 3/15/27, Callable 12/15/25 @ 100(a) ............. 940 904
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 4/20/27 @
100(a) ........................................................... 1,876 1,905
SBNA Auto Receivables Trust, Series 2024-A, Class B, 5.29%, 9/17/29, Callable 12/15/27 @
100(a) ........................................................... 2,749 2,759
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 1/15/28 @ 100(a) .............. 6,570 6,802
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 1/15/28 @ 100(a) ............. 3,459 3,579
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 9/15/28 @ 100(a) ............. 2,716 2,726
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 2,541 2,601
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 1,841 1,869
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class A4, 5.94%, 7/20/27, Callable 7/20/25 @ 100(a) .............. 2,950 2,972
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 4,323 4,357
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 10/20/25 @ 100(a) ............. 1,362 1,382
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 9/20/27 @
100(a) ........................................................... 2,900 2,954
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 5,234 5,229
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 11/25/26 @ 100(a) ....... 3,994 4,031
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 3/15/25
@ 100(a) ......................................................... 3,700 3,640
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 1/10/27 @ 100(a) ............... 7,000 6,999
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 6/10/27 @ 100(a) ............... 4,350 4,374
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 1,499 1,522
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100(a) .............. 3,280 3,351
Westlake Automobile Receivables Trust, Series 2023-P1, Class C, 6.44%, 6/15/27, Callable
6/15/26 @ 100(a) ................................................... 1,200 1,214
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 2,273 2,278
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,819 2,896
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 3,036 3,133

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ $ 3,425 $ 3,572
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 4,009 4,028
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 9/15/25
@ 100 ........................................................... 5,000 4,757
World Omni Select Auto Trust ..............................................
Series 2020-A, Class C, 1.25%, 10/15/26, Callable 10/15/24 @ 100 ............... 1,935 1,926
Series 2021-A, Class C, 1.09%, 11/15/27, Callable 11/15/25 @ 100 ............... 1,250 1,197
517,144
ABS Card (2.1%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 3,207 3,322
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 5/15/29 ...................... 3,168 3,205
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 2,282 2,288
Evergreen Credit Card Trust ...............................................
Series 2021-1, Class B, 1.15%, 10/15/26(a) ................................ 7,500 7,423
Series 2021-1, Class C, 1.42%, 10/15/26(a) ................................ 6,300 6,234
Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............................. 2,750 2,755
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 6,600 6,617
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 3,918 3,932
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,178 2,189
Golden Credit Card Trust .................................................
Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................................ 5,000 4,646
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 4,500 4,176
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 2,233 2,062
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 1,719 1,600
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ 1,604 1,573
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 2,575 2,574
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 2,051 2,065
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 3,476 3,504
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 1,646 1,737
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 4,190 4,417
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 2,838 2,842
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 2,515 2,520
Synchrony Card Funding LLC .............................................
Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100 ................ 2,200 2,170
Series 2023-A1, Class A, 5.54%, 7/15/29 .................................. 941 953
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 10,200 9,493
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,053 1,065
Series 2023-2A, Class B, 5.35%, 3/26/33(a) ................................ 2,900 2,933
Series 2023-2A, Class C, 6.32%, 3/26/33(a) ................................ 2,702 2,784
Series 2023-3A, Class B, 6.26%, 8/26/28(a) ................................ 3,625 3,650
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,319 3,351
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 2,995 2,997
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 1,677 1,679
102,756
ABS Other (5.8%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100(a) ............. 3,000 2,796
Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100(a) .............. 1,500 1,383
AMSR Trust ..........................................................
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(b) ............................ 1,800 1,599
Series 2021-SFR1, Class D, 2.60%, 6/17/38(a)(b) ............................ 1,500 1,340
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 12/20/24 @ 100(a) ............. 1,033 1,028
Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 12/20/24 @ 100(a) ............. 1,700 1,676
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 1,216 1,178
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 268 268
Amur Equipment Finance Receivables XII LLC .................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-1A, Class C, 6.36%, 12/20/29 , Callable 6/20/27 @ 100(a) ............. $ 1,998 $ 2,058
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 563 591
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 1,638 1,651
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 2,616 2,643
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class C, 5.38%, 7/21/31,
Callable 8/20/28 @ 100(a) ............................................ 4,527 4,561
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,890 1,941
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 1,337 1,390
Series 2023-1A, Class D, 7.27%, 12/16/30 , Callable 2/15/28 @ 100(a) ............. 1,018 1,068
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 1,666 1,707
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100(a) ..... 2,090 1,705
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 3,179 3,258
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 4,488 4,357
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 2,493 2,547
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 8/14/27 @ 100(a) ............... 1,424 1,481
CF Hippolyta Issuer LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 8/15/24 @
100(a) ........................................................... 1,885 1,702
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 1,151 1,150
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 856 867
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 4,218 4,001
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 7,587 6,765
Dell Equipment Finance Trust ..............................................
Series 2022-1, Class C, 2.94%, 8/23/27, Callable 8/22/24 @ 100(a) ............... 1,000 998
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 2,125 2,152
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,975 1,993
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 3,569 3,623
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 1,164 1,187
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,237 1,251
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 1,250 1,265
Dext ABS LLC ........................................................
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 12/15/26 @ 100(a) .............. 8,330 8,540
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 3,476 3,621
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 1,566 1,591
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 6,000 5,491
Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,738
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 4,418 3,858
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 9/20/25 @
100(a) ........................................................... 420 404
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 1,689 1,693
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31 , Callable 12/20/28 @ 100(a) ..... 2,386 2,438
FirstKey Homes Trust ....................................................
Series 2021-SFR2, Class C, 1.71%, 9/17/38(a)(b) ............................ 6,512 6,003
Series 2021-SFR2, Class D, 2.06%, 9/17/38(a)(b) ............................ 4,500 4,158
Series 2021-SFR3, Class A, 2.14% , 12/17/38(a)(b) ........................... 2,463 2,298
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2, Class C, 1.87%, 9/15/27 ................................... 1,447 1,388
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 3,430 3,438
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 3,886 3,907
Series 2024-2, Class B, 5.56%, 4/15/31(a) ................................. 3,174 3,219
Frontier Issuer LLC .....................................................
Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 9,439 9,599
Series 2023-1, Class B, 8.30%, 8/20/53 , Callable 7/20/26 @ 100(a) ............... 6,585 6,994
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 4,297 4,384
Series 2024-1, Class A2, 6.19%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 2,716 2,779
Series 2024-1, Class C , 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 500 506
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38(a)(b) ......................... 1,500 1,381

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. $ 1,538 $ 1,630
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 1,411 1,523
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 8/20/30 @ 100(a) .............. 1,176 1,078
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class C, 5.43%, 12/15/31,
Callable 2/15/28 @ 100(a) ............................................ 910 918
HPEFS Equipment Trust ..................................................
Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 10/20/24 @ 100(a) ............. 4,465 4,424
Series 2022-3A, Class C, 6.13%, 8/20/29 , Callable 5/20/26 @ 100(a) .............. 4,076 4,094
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 11/20/26 @ 100(a) ............. 2,350 2,416
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 2,259 2,286
Series 2024-2A, Class B, 5.35%, 10/20/31, Callable 1/20/28 @ 100(a) ............. 3,621 3,645
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 1,940 1,971
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 1,573 1,544
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 1,765 1,788
M&T Equipment LEAF Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 7/15/27 @
100(a) ........................................................... 1,882 1,892
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 3,682 3,456
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 2,348 2,397
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 8/13/30 @ 100(a) .............. 638 648
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 12/20/26 @ 100(a) ...... 397 373
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 8/20/24 @ 100(a) ... 832 830
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 6,097 5,521
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 1,832 1,602
NP SPE II LLC ........................................................
Series 2017-1A, Class A2, 4.22%, 10/21/47 , Callable 8/20/24 @ 100(a) ............ 5,875 5,496
Series 2019-2A, Class A2, 3.10%, 11/19/49, Callable 8/19/24 @ 100(a) ............ 1,748 1,620
Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 8/19/24 @ 100(a) ............ 2,261 2,172
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 1,637 1,602
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,139 1,148
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 461 463
Progress Residential Trust .................................................
Series 2021-SFR3, Class D, 2.29%, 5/17/26(a)(b) ............................ 2,000 1,875
Series 2021-SFR4, Class C, 2.04%, 5/17/38(a)(b) ............................ 2,351 2,206
Series 2021-SFR4, Class D, 2.31%, 5/17/38(a)(b) ............................ 2,500 2,355
Series 2021-SFR5, Class D, 2.11%, 7/17/38(a)(b) ............................ 2,000 1,868
Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 3,000 2,806
Series 2021-SFR7, Class B, 1.94%, 8/17/40(a)(b) ............................ 3,250 2,879
SCF Equipment Leasing LLC ..............................................
Series 2019-2A, Class C, 3.11%, 6/21/27, Callable 8/20/24 @ 100(a) .............. 1,164 1,164
Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 2/20/25 @ 100(a) .............. 323 322
Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 2/20/25 @ 100(a) .............. 3,800 3,747
Series 2021-1A, Class B, 1.37%, 8/20/29, Callable 1/20/26 @ 100(a) .............. 500 485
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 1/20/26 @ 100(a) .............. 817 771
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100(a) .............. 2,356 2,435
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100(a) ............. 2,144 2,148
Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 8/20/30 @ 100(a) ............. 2,347 2,410
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/31, Callable 3/20/26 @
100(a) ........................................................... 100 101
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54, Callable 7/30/28 @
100(a) ........................................................... 3,166 3,268
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @
100(a)(b) ......................................................... 1,800 1,795
Trinity Rail Leasing LLC .................................................
Series 2019-1A, Class A, 3.82%, 4/17/49, Callable 8/17/24 @ 100(a) .............. 3,069 2,976
Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 8/19/24 @ 100(a) .............. 876 783
Series 2022-1A, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100(a) ............. 2,320 2,220

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... $ 9,000 $ 8,072
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) ............ 4,500 3,992
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 3,263 3,082
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 7,500 6,924
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 2,074 2,105
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 1,511 1,547
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 340 350
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 1,235 1,247
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 1,077 1,116
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 10/12/28 @ 100(a) ........... 2,568 2,585
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 793 807
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 661 683
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 819 841
Verizon Master Trust ....................................................
Series 2021-2 , Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100 ................ 2,000 1,979
Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100 ................. 1,871 1,865
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 3,866 3,906
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 1,145 1,167
Series 2024-4, Class C, 5.60%, 6/20/29, Callable 6/20/26 @ 100 ................. 814 820
287,847
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 6.17% (SOFR90A+81bps), 10/25/65, Callable 1/25/26 @
100(c) ........................................................... 320 304
Series 2012-6, Class B, 6.46% (SOFR30A+111bps), 4/27/43, Callable 10/25/29 @ 100(c) 2,500 2,363
2,667
Total Asset-Backed Securities (Cost $912,679)
a
a
a
910,414
Collateralized Loan Obligations (2.9%)
Cash Flow CLO (2.9%):
720 East CLO I Ltd. .....................................................
Series 2022-1A, Class B, 8.53% (TSFR3M+ 325bps), 1/20/36, Callable 1/20/25 @ 100(a)
(c) ............................................................. 4,650 4,684
Series 2022-1A, Class C, 9.53% (TSFR3M+425bps), 1/20/36, Callable 1/20/25 @ 100(a)
(c) ............................................................. 6,000 6,045
Series 2023-IA, Class B, 7.80% (TSFR3M+250bps), 4/15/36, Callable 4/15/25 @ 100(a)
(c) ............................................................. 3,000 3,019
Series 2023-IA, Class D, 11.15% (TSFR3M+585bps), 4/15/36, Callable 4/15/25 @
100(a)(c) ......................................................... 5,750 5,900
720 East CLO II Ltd. ....................................................
Series 2023-2A, Class A2, 7.45% (TSFR3M+215bps), 10/15/36, Callable 10/15/25 @
100 (a)(c) ......................................................... 3,755 3,771
Series 2023-2A, Class D, 10.45% (TSFR3M+515bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ......................................................... 2,816 2,897
720 East CLO IV Ltd., Series 2024-1A, Class A2, 7.09% (TSFR3M+180bps), 4/15/37,
Callable 4/15/26 @ 100(a)(c) .......................................... 2,767 2,773
AIMCO CLO Ltd. ......................................................
Series 2022-17A, Class XR, 6.43% (TSFR3M+115bps), 7/20/37, Callable 7/22/26 @
100(a)(c) ......................................................... 3,417 3,417
Series 2023-20A, Class B1, 7.49% (TSFR3M+220bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ......................................................... 2,822 2,850
Series 2023-20A, Class C1, 7.99% (TSFR3M+270bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ......................................................... 2,822 2,829
Ballyrock CLO Ltd., Series 2022-20A, Class A2AR, 7.50% (TSFR3M+220bps), 7/15/34,
Callable 10/15/24 @ 100(a)(c) ......................................... 3,054 3,058
Barrow Hanley CLO I Ltd. ................................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-1A, Class A1, 7.58% (TSFR3M+230bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ......................................................... $ 4,600 $ 4,632
Series 2023-1A, Class A2, 7.93% (TSFR3M+265bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ......................................................... 7,500 7,603
Series 2023-1A, Class C, 9.28% (TSFR3M+400bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ......................................................... 1,825 1,830
Series 2023-1A, Class D, 11.44% (TSFR3M+616bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ......................................................... 7,300 7,379
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A, Class C, 8.78% (TSFR3M+350bps), 10/20/35, Callable 10/20/24 @
100(a)(c) ......................................................... 2,816 2,968
Series 2023-2A, Class D1, 11.03% (TSFR3M+575bps), 10/20/35, Callable 10/20/24 @
100(a)(c) ......................................................... 4,224 4,276
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/25 @
100(a) ........................................................... 3,750 3,714
Dryden CLO Ltd., Series 2023-102A, Class A2, 7.30% (TSFR3M+200bps), 10/15/36, Callable
10/15/25 @ 100(a)(c) ................................................ 1,690 1,699
Flatiron CLO Ltd., Series 2018-1A, Class A, 6.50% (TSFR3M+121bps), 4/17/31, Callable
10/17/24 @ 100(a)(c) ................................................ 1,579 1,582
Golub Capital Partners CLO Ltd., Series 2023-68A, Class B, 8.08% (TSFR3M+280bps),
7/25/36, Callable 7/25/25 @ 100(a)(c) .................................... 2,345 2,368
LCM Ltd., Series 36A, Class A2, 6.96% (TSFR3M+166bps), 1/15/34, Callable 10/15/24 @
100(a)(c) ......................................................... 3,000 2,963
Magnetite XXXV Ltd., Series 2022-35A, Class AR, 6.93% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(c) ......................................... 4,705 4,751
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 7.77% (TSFR3M+246bps), 10/12/30,
Callable 10/12/24 @ 100(a)(c) ......................................... 4,000 4,004
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31,
Callable 10/19/24 @ 100(a) ........................................... 5,000 4,883
NGC I Ltd., Series 2024-1A, Class X, 6.45% (TSFR3M+115bps), 7/20/37, Callable 7/20/26 @
100(a)(c) ......................................................... 3,625 3,620
Oaktree CLO Ltd. ......................................................
Series 2022-3A, Class B1, 8.40% (TSFR3M+310bps), 7/15/35, Callable 10/15/24 @
100(a)(c) ......................................................... 3,100 3,122
Series 2022-3A, Class C, 9.45% (TSFR3M+415bps), 7/15/35, Callable 10/15/24 @
100(a)(c) ......................................................... 3,000 3,012
Series 2023-1A, Class B, 7.85% (TSFR3M+255bps), 4/15/36, Callable 4/15/25 @ 100(a)
(c) ............................................................. 2,250 2,265
Octagon 68 Ltd. , Series 2023-1A, Class X, 6.58% (TSFR3M+130bps), 10/20/36, Callable
10/20/25 @ 100(a)(c) ................................................ 4,703 4,704
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-2A, Class A2, 7.20% (TSFR3M+190bps), 10/15/30, Callable 10/15/24 @
100(a)(c) ......................................................... 3,000 3,001
Series 2024-3A, Class A2, 6.99% (TSFR3M+165bps), 8/8/32, Callable 8/8/25 @ 100(a)
(c) ............................................................. 3,625 3,627
Trestles CLO IV Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 10/21/24 @ 100(a) 1,000 890
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 8.01% (TSFR3M+273bps), 1/18/35, Callable
10/18/24 @ 100(a)(c) ................................................ 5,000 5,018
Venture CLO Ltd. ......................................................
Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 10/20/24 @ 100(a) .......... 4,500 4,368
Series 2022-46A, Class BN , 8.28% (TSFR3M+300bps), 7/20/35, Callable 10/20/24 @
100(a)(c) ......................................................... 3,000 3,007
Series 2023-47A, Class AJ, 7.58% (TSFR3M+230bps), 4/20/36, Callable 4/20/25 @
100(a)(c) ......................................................... 2,806 2,820
Series 2023-48A, Class B1, 8.03% (TSFR3M+275bps), 10/20/36, Callable 10/20/25 @
100(a)(c) ......................................................... 3,053 3,097
Series 2024-49A, Class X, 6.68% (TSFR3M+135bps), 4/20/37, Callable 4/20/26 @
100(a)(c) ......................................................... 2,039 2,040
Series 2024-50A, Class X (TSFR3M+125bps), 10/20/37(a)(c) ................... 3,622 3,622
144,108
Total Collateralized Loan Obligations (Cost $143,383)
a
a
a
144,108

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations (8.5%)
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ $ 3,797 $ 3,832
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 2,257 2,264
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,522 2,213
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 4,433 4,465
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 2,719 2,710
15,484
Agency Commercial MBS (1.8%):
Federal Home Loan Mortgage Corporation .....................................
Series K136, Class A2, 2.13%, 11/25/31 ................................... 17,412 14,963
Series K141, Class A2, 2.25%, 2/25/32, Callable 2/25/32 @ 100 ................. 15,660 13,520
Series K142, Class A2, 2.40%, 3/25/32, Callable 3/25/32 @ 100 ................. 17,736 15,447
Series K143, Class A2, 2.35%, 3/25/32 ................................... 5,065 4,393
Series K144, Class A2, 2.45%, 4/25/32 ................................... 10,000 8,723
Series K145, Class A2, 2.58%, 5/25/32 ................................... 20,137 17,708
Series K147, Class A2, 3.00%, 6/25/32 , Callable 6/25/32 @ 100(d) ............... 10,994 9,951
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.96%, 2/25/27(d) ..... 2,044 1,968
86,673
Commercial MBS (6.4%):
AOA Mortgage Trust ....................................................
Series 2021-1177, Class B, 6.62% (TSFR1M+129bps), 10/15/38(a)(b)(c) ........... 3,000 2,771
Series 2021-1177, Class D, 7.27% (TSFR1M+194bps), 10/15/38(a)(b)(c) ........... 10,600 9,181
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 5/15/30 @ 100(a)(d) .......... 1,500 1,315
Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100(a)(d) .......... 3,200 2,652
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(b)(d) ........................... 1,450 1,390
Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(d) ........................... 1,310 1,222
Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(b)(d) ........................... 12,860 11,742
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%, 4/14/33,
Callable 4/14/25 @ 100(a)(b) .......................................... 7,485 7,179
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100 .......... 5,000 4,756
BBCCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100(a)(b) ... 5,935 5,747
BBCMS Mortgage Trust ..................................................
Series 2020-BID, Class C, 9.08% (TSFR1M+375bps), 10/15/37(a)(b)(c) ........... 3,781 3,743
Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100(d) ............ 1,622 1,511
Benchmark Mortgage Trust ................................................
Series 2019-B14, Class AS, 3.35%, 12/15/62, Callable 11/15/29 @ 100 ............ 5,000 4,475
Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/31 @ 100(a)(d) ........ 2,417 1,124
Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100 (b)(d) ......... 40,630 1,853
BPR Trust ............................................................
Series 2021-TY, Class B, 6.59% (TSFR1M+126bps), 9/15/38(a)(b)(c) ............. 750 738
Series 2021-TY, Class D, 7.79% (TSFR1M+246bps), 9/15/38(a)(b)(c) ............. 2,752 2,700
Series 2022-OANA, Class A, 7.23% ( TSFR1M+190bps), 4/15/37(a)(b)(c) .......... 4,500 4,497
Series 2022-OANA, Class D, 9.02% (TSFR1M+370bps), 4/15/37(a)(b)(c) .......... 9,500 9,507
Series 2022-STAR, Class A, 8.56% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 2,804 2,799
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT, Class B, 6.39% (TSFR1M+106bps), 9/15/36(a)(b)(c) ........... 216 212
Series 2022-CSMO, Class C, 9.22% (TSFR1M+389bps), 6/15/27(a)(b)(c) .......... 7,500 7,526
Series 2022-CSMO, Class D, 9.67% (TSFR1M+ 434bps), 6/15/27(a)(b)(c) .......... 2,400 2,407
Series 2023-XL3, Class A, 7.09% (TSFR1M+176bps), 12/9/40(a)(b)(c) ............ 161 161
BX Mortgage Trust, Series 2021-PAC, Class B, 6.34% (TSFR1M+101bps), 10/15/36(a)(b)(c) 3,250 3,179
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 3,000 2,782
Series 2022-CLS, Class C, 6.79%, 10/13/27(a)(b) ............................ 2,500 2,273
BXP Trust ............................................................
Series 2021-601L, Class B, 2.78%, 1/15/44(a)(b)(d) .......................... 5,545 4,379
Series 2021-601L , Class C, 2.78%, 1/15/44(a)(b)(d) .......................... 3,750 2,858
Series 2021-601L, Class D, 2.78%, 1/15/44(a)(b)(d) .......................... 5,750 4,050

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a)(b) ................................................ $ 2,000 $ 1,661
COMM Mortgage Trust ..................................................
Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(b)(d) ........ 11,600 11,616
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(d) ........... 3,280 3,196
Series 2015-PC1, Class B, 4 .28%, 7/10/50, Callable 6/10/25 @ 100(d) ............. 3,399 3,293
Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100(a)(b) ......... 2,660 2,597
Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a)(b) .......... 9,700 9,463
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(b) .......... 1,075 889
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 3,622 3,689
Series 2024-277P, Class B, 7.23%, 8/10/44(a)(b)(d) .......................... 453 460
CSMC Trust ..........................................................
Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(b) ........................... 1,950 1,747
Series 2019-UVIL, Class C, 3.28%, 12/15/41(a)(b)(d) ......................... 5,000 4,338
Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a)(b) ......... 2,500 2,045
DBJPM Mortgage Trust ..................................................
Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 ............... 580 557
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a)(b) ........... 5,000 2,259
Series 2016-SFC, Class B, 3.24%, 8/10/36 , Callable 8/10/26 @ 100(a)(b) ........... 2,500 344
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 7.07% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 2,750 2,741
GS Mortgage Securities Corp. Trust ..........................................
Series 2020-UPTN, Class B, 2.95%, 2/10/37 , Callable 2/10/25 @ 100(a)(b) ......... 1,735 1,675
Series 2023-SHIP, Class C, 5.51%, 9/10/38(a)(b)(d) .......................... 1,882 1,858
GS Mortgage Securities Trust ..............................................
Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 11/10/29 @ 100 ........... 4,000 3,665
Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 11/10/29 @ 100 ........... 5,000 4,540
Hilton USA Trust .......................................................
Series 2016-HHV, Class B, 4.19%, 11/5/38(a)(b)(d) .......................... 4,650 4,485
Series 2016-HHV, Class C, 4.19%, 11/5/38(a)(b)(d) .......................... 824 792
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 12,233 11,968
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 8,865 8,372
Series 2019-30HY, Class A, 3.23%, 7/10/39(a)(b) ............................ 745 673
Series 2019-30HY, Class D, 3.44%, 7/10/39(a)(b)(d) .......................... 4,947 4,194
Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(b)(d) ......................... 4,960 4,386
Series 2019-55HY, Class D, 2.94%, 12/10/41(a)(b)(d) ......................... 5,672 4,683
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class C, 8.82% (TSFR1M+349bps), 10/15/39(a)(b)(c) .......... 1,900 1,843
Series 2022-LPFX, Class C, 3.82%, 3/15/32(a)(b)(d) ......................... 2,500 2,063
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10, Class C, 4.07%, 12/15/47, Callable 1/15/25 @ 100(d) ............ 1,572 1,494
Series 2019-OSB, Class A, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a)(b) ............ 5,000 4,488
Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100(a)(b)(d) .......... 2,436 2,143
Series 2019-OSB, Class D, 3.78%, 6/5/39, Callable 6/5/29 @ 100(a)(b)(d) .......... 2,000 1,719
Series 2021-2NU, Class D, 2.08%, 1/5/40(a)(b) ............................. 2,700 1,977
Series 2021-2NU, Class XA, 0.09%, 1/5/40(a)(b)(d) .......................... 226,300 658
Jackson Park Trust ......................................................
Series 2019-LIC, Class A, 2.77%, 10/14/39(a)(b) ............................ 5,000 4,400
Series 2019-LIC, Class C, 3.13%, 10/14/39(a)(b)(d) .......................... 5,000 4,147
JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, 6.95% (TSFR1M+162bps),
6/15/39(a)(b)(c) .................................................... 2,716 2,707
Life BMR Mortgage Trust, Series 2022-BMR2, Class C, 7.42% (TSFR1M+209bps), 5/15/39,
Callable 5/15/25 @ 100(a)(b)(c) ........................................ 2,250 2,137
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ 8,617 7,774
Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(d) .......................... 2,703 2,423
Series 2020-1MW, Class C, 2.33%, 9/10/39(a)(b)(d) .......................... 5,000 4,437
Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(b)(d) .......................... 6,475 5,655
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 7.04% (TSFR1M+172bps),
4/15/38(a)(b)(c) .................................................... 1,678 1,656
MHC Trust, Series 2021-MHC2, Class D, 6.94% (TSFR1M+ 161bps), 5/15/38(a)(b)(c) ..... 1,520 1,495
MHP, Series 2022-MHIL, Class D, 6.94% (TSFR1M+161bps), 1/15/27(a)(b)(c) .......... 2,279 2,242

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43(a)(b) ........ $ 2,750 $ 1,846
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.72% (TSFR1M+239bps),
3/15/39(a)(b)(c) .................................................... 3,000 2,959
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.97% (TSFR1M+164bps), 3/15/39(a)(b)
(c) ............................................................. 2,976 2,965
One Bryant Park Trust , Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(b) ................ 5,182 4,478
ONE Mortgage Trust, Series 2021-PARK, Class D, 6.94% (TSFR1M+161bps), 3/15/36(a)(b)
(c) ............................................................. 5,000 4,715
ORL Trust, Series 2023-GLKS, Class A, 7.68% (TSFR1M+235bps), 10/19/36(a) (b)(c) ..... 1,880 1,882
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 2,357 2,336
SLG Office Trust .......................................................
Series 2021-OVA, Class B, 2.71%, 7/15/41(a)(b) ............................ 4,000 3,301
Series 2021-OVA, Class C, 2.85%, 7/15/41(a)(b) ............................ 4,000 3,295
SREIT Trust, Series 2021-MFP2, Class D, 7.01% (TSFR1M+168bps), 11/15/36(a)(b)(c) .... 1,000 978
TTAN, Series 2021-MHC, Class D, 7.19% (TSFR1M+186bps), 3/15/38(a)(b)(c) .......... 1,462 1,439
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS3, Class B, 4.50%, 9/15/57, Callable 10/15/25 @ 100(d) .......... 2,000 1,943
Series 2015-NXS4, Class AS, 3.97%, 12/15/48, Callable 11/15/25 @ 100 ........... 3,500 3,396
Series 2015-NXS4, Class B , 4.22%, 12/15/48, Callable 11/15/25 @ 100(d) .......... 5,000 4,775
Series 2018-AUS, Class A, 4.06%, 8/17/36(a)(b)(d) .......................... 4,200 4,005
Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 4/15/30 @ 100 .............. 2,000 1,766
Series 2021-SAVE, Class D, 7.94% (TSFR1M+261bps), 2/15/40(a)(b)(c) ........... 1,200 1,182
315,634
Private CMO Floating (0.0%):(e)
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 6.21%
(TSFR1M+86bps), 7/19/35, Callable 8/19/24 @ 100(c) ........................ 408 241
Total Collateralized Mortgage Obligations (Cost $446,323)
a
a
a
418,032
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc., Series 2, 7.10%(f) .............................................. 400,000 10,136
Financials (0.1%):
Citigroup Capital XIII, 11.89% (TSFR3M+663bps), 10/30/40(c) ..................... 87,500 2,552
U.S. Bancorp, Series A, 6.58% (TSFR3M+128bps)(c)(f) ........................... 5,000 4,270
6,822
Total Preferred Stocks (Cost $15,945)
a
a
a
16,958
Principal Amount
(000)
Senior Secured Loans (1.2%)
Communication Services (0.0%):(e)
Cincinnati Bell, Inc., Term B2, First Lien, 8.59% (SOFR01M+325bps), 11/17/28(c) ....... 488 486
Consumer Discretionary (0.4%):
Academy Ltd., Refinancing Term Loans, First Lien, 9.09% (SOFR01M+375bps), 11/6/27(c) . 112 112
Alterra Mountain Co., Term Loan B-4, First Lien, 8.59% (SOFR01M+325bps), 8/17/28(c) .. 430 431
Aramark Services, Inc., Term Loan B8, First Lien, 7.34% (SOFR01M+200bps), 6/24/30(c) .. 464 465
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 9.08% (SOFR03M+375bps),
5/12/31(c) ........................................................ 49 49
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 9.09% (SOFR01M+375bps),
5/12/31(c) ........................................................ 436 438
Carnival Corp., 2027 Term Loan, First Lien, 8.09% (SOFR01M+275bps), 8/9/27(c) ....... 687 691
Carnival Corp., 2028 Term Loan, First Lien, 8 .09% (SOFR01M+275bps), 10/18/28(c) ..... 2,382 2,392
Charter Communications Operating LLC, Term B2, First Lien, 7.08% (SOFR03M+175bps),
2/1/27(c) ......................................................... 3,690 3,686
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.03%
(SOFR03M+375bps), 10/20/27(c) ....................................... 89 91
Flutter Entertainment PLC, Term B Loans, First Lien, 7.58% (SOFR03M+225bps),
11/25/30(c) ....................................................... 1,393 1,394

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Great Outdoors Group LLC, Term B1, First Lien, 9.09% (SOFR01M+375bps), 3/6/28(c) .... $ 154 $ 154
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.58% (SOFR03M+325bps),
3/3/28(c) ......................................................... 4,240 3,910
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.80% (SOFR03M+450bps), 1/15/27(c) ... 1,158 1,056
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien, 8.34% (SOFR01M+300bps),
3/12/30(c) ........................................................ 1,895 1,900
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien, 8.60% (SOFR01M+325bps),
12/14/29(c) ....................................................... 988 990
United Airlines, Inc., Class B Term Loan, First Lien, 8.03% (SOFR03M+275bps), 2/24/31(c) 1,496 1,500
19,259
Consumer Staples (0.0%):(e)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.83% (SOFR01M+350bps),
10/8/27(c) ........................................................ 11 11
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.80% (SOFR03M+350bps),
10/8/27(c) ........................................................ 626 629
640
Energy (0.0%):(e)
CQP Holdco LP, Term Loan B, First Lien, 7.58% (SOFR03M+225bps), 12/31/30(c) ....... 884 886
Financials (0.4%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.03% (SOFR03M+475bps),
4/20/28(c) ........................................................ 706 729
Ardonagh Group Finco Pty Ltd., Term Loan B, First Lien, 2/18/31(g) .................. 3,150 3,146
Asplundh Tree Expert LLC, Term Loan B, First Lien, 7.10% (SOFR01M+175bps), 5/8/31(c) . 2,575 2,577
Boost Newco Borrower LLC, Initial USD Term Loan, First Lien, 8.33% (SOFR03M+300bps),
1/31/31(c) ........................................................ 3,300 3,302
Broadstreet Partners, Inc., Term Loan B4, First Lien, 8.59% (SOFR01M+325bps), 6/16/31(c) 1,000 1,001
Delta 2 LUX SARL, Term Loan B, First Lien, 7.58% (SOFR03M+225bps), 1/15/30(c) ..... 1,500 1,505
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.08% (SOFR01M+375bps),
1/29/29(c) ........................................................ 479 480
Howden Group Holdings Limited, 2023 Term Loans, First Lien, 9.25% (SOFR03M+400bps),
4/18/30(c) ........................................................ 494 494
IRB Holding Corp., Term B, First Lien, 8.09% (SOFR01M+275bps), 12/15/27(c) ......... 734 735
Medline Borrower LP, Initial Term Loan, First Lien, 7.84% (SOFR01M+250bps), 10/23/28(c) 192 192
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.75% (SOFR03M+350bps),
11/8/27(c) ........................................................ 2,716 2,726
OneDigital Borrower LLC, 2021 Term Loan, First Lien, 8.59% (SOFR01M+325bps), 7/2/31(c) 1,825 1,817
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.25% (SOFR03M+400bps), 6/2/28(c) ... 236 236
Truist Insurance Holdings LLC, Initial Term Loans, First Lien, 8.58% (SOFR03M+325bps),
5/6/31(c) ......................................................... 1,225 1,227
Whatabrands LLC, 2024 Term B Facility, First Lien, 8.09% (SOFR01M+275bps), 8/3/28(c) . 177 177
20,344
Health Care (0.1%):
R1 RCM, Inc., Initial Term Loan B, First Lien, 8.34% (SOFR01M+300bps), 6/21/29(c) ..... 2,637 2,648
Industrials (0.0%):(e)
Graham Packaging Co., Inc., New Term Loans, First Lien (SOFR01M+300bps), 8/4/27(c)(g) . 452 452
Janus International Group LLC, TLB, First Lien, 7.84% (SOFR01M+250bps), 8/5/30(c) .... 192 193
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 8.59%
(SOFR01M+325bps), 3/3/28(c) ......................................... 461 459
1,104
Information Technology (0.2%):
MKS Instruments, Inc., Facility 2023 Rolled TLB, First Lien, 7.60% ( SOFR01M+225bps),
8/17/29(c) ........................................................ 2,514 2,522
Open Text Corp., TLB, First Lien, 7.59% (SOFR01M+225bps), 1/31/30(c) .............. 4,644 4,667
Proofpoint, Inc., Term Loan, First Lien, 8.34% (SOFR01M+300bps), 8/31/28(c) .......... 473 474
UKG, Inc., Initial Term Loans, First Lien, 8.55% (SOFR03M+325bps), 1/31/31(c) ........ 129 130
7,793

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Materials (0.1%):
Light & Wonder International, Term Loan B-1, First Lien, 7.58% (SOFR01M+225bps),
4/16/29(c) ........................................................ $ 978 $ 984
The Chemours Co., TLB, First Lien, 8.84% (SOFR01M+350bps), 8/18/28(c) ............ 3,267 3,260
4,244
Real Estate (0.0%):(e)
OEG Borrower LLC, Initial Term Loans, First Lien, 8.83% (SOFR03M+350bps), 6/30/31(c) . 900 898
Total Senior Secured Loans (Cost $58,140)
a
a
a
58,302
Corporate Bonds (15.3%)
Communication Services (0.8%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ 2,500 2,357
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(a) ......................................................... 1,033 816
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38, Callable 10/1/37 @ 100 ................................... 2,500 2,253
4.80%, 3/1/50, Callable 9/1/49 @ 100 .................................... 1,635 1,234
Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100 ........................... 750 623
Cox Communications, Inc., 5.70%, 6/15/33, Callable 3/15/33 @ 100(a) ................ 2,992 3,042
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 9/9/24
@ 102.94(a) ...................................................... 6,796 6,547
Gray Television, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ............................. 1,811 1,890
4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ............................ 4,440 2,952
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ............................ 1,000 646
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 259 230
Paramount Global, 4.38%, 3/15/43 .......................................... 9,894 6,900
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%,
3/20/28, Callable 3/20/27 @ 100(a) ...................................... 290 290
T-Mobile US, Inc.
3.50%, 4/15/31, Callable 4/15/26 @ 101.75 ................................ 1,585 1,455
5.50%, 1/15/55, Callable 7/15/54 @ 100 .................................. 1,155 1,140
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100 ................................. 2,915 2,525
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 250 161
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 3,000 2,602
5.14%, 3/15/52, Callable 9/15/51 @ 100 .................................. 2,217 1,649
39,312
Consumer Discretionary (1.2%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(a) ...................... 471 491
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100 ........................... 2,161 1,781
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 3,786 3,802
Daimler Truck Finance North America LLC
5.50%, 9/20/33(a) .................................................. 1,553 1,592
5.38%, 6/25/34, Callable 3/25/34 @ 100(a) ................................ 3,168 3,201
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 3,042 3,031
Genuine Parts Co., 6.88%, 11/1/33, Callable 8/1/33 @ 100 ......................... 1,795 2,012
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a) ....... 30 26
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 2,500 2,041
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 870 903
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 1,385 1,461
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 50 44
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 25,057 26,710
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 1,576 1,316
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 2,473 2,531
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,445 1,279

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Volkswagen Group of America Finance LLC
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ $ 2,795 $ 2,995
5.60%, 3/22/34, Callable 12/22/33 @ 100(a) ............................... 3,208 3,259
58,475
Consumer Staples (0.7%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 1,625 1,331
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 11,044 6,755
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 2,348 2,381
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 1,150 1,099
BAT Capital Corp., 7.75%, 10/19/32, Callable 7/19/32 @ 100 ....................... 1,000 1,151
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 1,517 1,522
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 3,625 3,744
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(h) ...................... 2,122 2,152
Kellanova, 4.50%, 4/1/46 ................................................. 3,111 2,675
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 766 711
Pilgrim's Pride Corp., 6.25%, 7/1/33, Callable 4/1/33 @ 100 ........................ 2,000 2,077
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a) ................... 85 77
Smithfield Foods, Inc., 2.63% , 9/13/31, Callable 6/13/31 @ 100(a) .................... 2,635 2,153
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 2,400 2,087
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 3,525 3,908
33,823
Energy (0.6%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 2,727 2,298
Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 8/19/24 @ 102.31 ................... 500 491
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 1,000 961
Diamondback Energy, Inc., 5.75%, 4/18/54, Callable 10/18/53 @ 100 ................. 3,208 3,176
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,230 3,280
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 4,079 4,205
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) .............................. 1,000 972
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 906 904
ONEOK, Inc., 5.15%, 10/15/43 , Callable 4/15/43 @ 100 ........................... 2,210 2,049
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 9/15/34, Callable 6/15/34 @ 100 3,168 3,218
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 3,289 3,650
Viper Energy, Inc.
5.38%, 11/1/27, Callable 8/23/24 @ 101.79(a) .............................. 5,500 5,416
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,219 1,280
31,900
Financials (5.6%):
American Express Co., 5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(c) ....... 9,054 9,161
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 2,030 2,064
Aretec Group, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) .................... 1,400 1,494
Arthur J. Gallagher & Co., 5.45%, 7/15/34, Callable 4/15/34 @ 100 ................... 3,234 3,289
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 3,000 2,511
Athene Global Funding, 2.67%, 6/7/31(a) ...................................... 4,000 3,381
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100(c) .................... 4,000 3,359
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 4,750 3,882
BankUnited, Inc., 5.13%, 6/11/30, Callable 3/11/30 @ 100 ......................... 2,000 1,871
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 4,058 3,767
Blue Owl Credit Income Corp., 5.50%, 3/21/25 ................................. 4,000 3,987
Blue Owl Finance LLC
3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................................ 2,629 2,270
6.25%, 4/18/34, Callable 1/18/34 @ 100(a)(h) .............................. 3,209 3,298
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 7,676 8,075
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100(h) ............ 3,046 3,215
Brown & Brown, Inc.
4.20%, 3/17/32, Callable 12/17/31 @ 100 ................................. 3,121 2,903
5.65%, 6/11/34, Callable 3/11/34 @ 100 .................................. 3,625 3,671

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(c) ... $ 5,000 $ 3,973
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) ........ 1,750 1,744
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(f) ....................... 11,873 11,661
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 3,000 2,374
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 978 737
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 1,000 981
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 8,124 7,807
Equitable Holdings, Inc., 4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ................. 1,750 1,719
Fidelity National Information Services, Inc., 5.10%, 7/15/32 , Callable 4/15/32 @ 100 ...... 997 1,007
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(f) ........... 5,088 4,938
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c) 1,500 1,440
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(h) ....................... 3,000 2,945
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 3,250 3,365
4.40%, 7/1/49, Callable 1/1/49 @ 100 .................................... 250 209
Global Atlantic Fin Co., 7 .95%, 6/15/33, Callable 3/15/33 @ 100(a) ................... 4,226 4,719
Global Payments, Inc.
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 2,826 2,179
5.95%, 8/15/52, Callable 2/15/52 @ 100 .................................. 2,762 2,721
HUB International Ltd., 7.25%, 6/15/30 , Callable 6/15/26 @ 103.63(a) ................ 469 484
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) . 3,898 3,050
Jefferies Financial Group, Inc., 6.20%, 4/14/34, Callable 1/14/34 @ 100 ................ 1,831 1,900
JPMorgan Chase & Co.
2.96% (SOFR+126bps), 1/25/33, Callable 1/25/32 @ 100(c) .................... 3,168 2,759
5.77% (SOFR+149bps), 4/22/35, Callable 4/22/34 @ 100(c) .................... 1,914 2,004
KeyBank NA, 4.90%, 8/8/32(h) ............................................. 4,403 4,071
KeyCorp Capital II, 6.88%, 3/17/29 .......................................... 750 749
KeyCorp.
6.62% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(c) ............... 500 501
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 2,549 2,387
6.40% (SOFRINDX+242 bps), 3/6/35, Callable 3/6/34 @ 100(c) ................. 3,665 3,821
Lazard Group LLC, 6.00%, 3/15/31, Callable 1/15/31 @ 100 ........................ 223 230
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a) ............................ 9,816 11,474
Morgan Stanley
1.93% (SOFR+102 bps), 4/28/32, Callable 4/28/31 @ 100, MTN(c) ............... 1,947 1,601
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 3,622 3,651
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 19,908 16,149
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 7,750 6,403
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100(h) ..................... 2,750 2,962
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 3,043 3,231
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(f) ........ 6,847 6,780
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100 .................................. 3,318 3,252
6.34% (SOFR+214bps), 5/31/35, Callable 5/31/34 @ 100(c) .................... 3,625 3,717
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) ......... 3,655 3,878
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(f) ....................... 8,563 8,428
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(c) .................... 2,748 2,772
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 5,142 5,204
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(f) ........................ 15,861 15,713
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 3,299 3,422
The Goldman Sachs Group, Inc., 5.85% (SOFR+155bps), 4/25/35, Callable 4/25/34 @ 100(c) 4,409 4,606
The PNC Financial Services Group, Inc.
4.63% ( SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(c) ................. 2,954 2,818
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... 2,040 2,104
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(f) ........................ 12,301 12,042
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(f) ....................... 1,886 1,768
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(c) ............. 970 1,045

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
U.S. Bancorp
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) .................... $ 7,437 $ 7,158
4.84% (SOFR+160bps), 2/1/34, Callable 2/1/33 @ 100(c) ...................... 3,000 2,911
Willis North America, Inc.
5.35%, 5/15/33, Callable 2/15/33 @ 100 .................................. 3,291 3,303
5.90%, 3/5/54, Callable 9/5/53 @ 100 .................................... 4,112 4,114
279,179
Health Care (1.0%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 2,750 2,833
Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a) ................ 5,000 4,342
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100 ................. 1,625 1,480
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25 .......................... 5,000 4,965
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 3,000 2,870
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 2,133 1,789
CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a) ..... 1,000 823
CVS Health Corp., 5.63%, 2/21/53, Callable 8/21/52 @ 100 ........................ 3,018 2,873
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 4,094 3,654
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 6,135 5,845
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100 ............ 5,000 5,268
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 2,768 2,812
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 226 206
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 3,621 3,647
Solventum Corp., 5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ...................... 3,691 3,714
Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 8/23/24 @ 102.13 ................... 200 189
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 3,604 3,039
50,349
Industrials (3.0%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 3,000 2,539
Alaska Airlines Pass Through Trust
8.00%, 8/15/25(a) .................................................. 1,904 1,925
4.80%, 8/15/27(a) .................................................. 4,354 4,274
American Airlines Pass Through Trust
4.95%, 2/15/25 .................................................... 1,082 1,073
4.00%, 7/15/25 .................................................... 3,470 3,367
3.70%, 10/15/25 .................................................... 3,717 3,605
3.60%, 10/15/29 .................................................... 1,351 1,238
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 5,231 5,112
Aon North America, Inc., 5.75%, 3/1/54, Callable 9/1/53 @ 100 ..................... 2,566 2,585
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a) .................... 2,000 1,999
Aviation Capital Group LLC, 5.50%, 12/15/24 , Callable 11/15/24 @ 100(a) ............. 3,000 2,991
British Airways Pass Through Trust, 3.35%, 6/15/29(a) ............................ 1,399 1,305
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(h) ......................... 8,627 8,805
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 3,512 3,210
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 458 464
GXO Logistics, Inc.
2.65%, 7/15/31, Callable 4/15/31 @ 100 .................................. 2,271 1,881
6.50%, 5/6/34, Callable 2/6/34 @ 100 .................................... 4,834 5,019
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 4,376 4,140
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 1,759 1,781
JetBlue Pass Through Trust, 7.75%, 11/15/28(h) ................................. 3,174 3,275
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 2,110 2,088
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 1,475 1,296
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 2,586 2,644
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 9/9/24 @ 101.63(a) ........................................... 7,530 7,597
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 6,496 6,779
RXO, Inc., 7.50%, 11/15/27 , Callable 11/15/24 @ 103.75(a) ........................ 5,734 5,919
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100 .................... 2,653 2,349

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ $ 5,467 $ 5,917
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 9,061 10,104
The Boeing Co.
6.88%, 3/15/39 .................................................... 12,012 12,801
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 13,534 12,605
6.86%, 5/1/54, Callable 11/1/53 @ 100(a) ................................. 3,266 3,459
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 1,117 1,040
United Airlines Pass Through Trust
4.30%, 8/15/25 .................................................... 2,642 2,601
3.50%, 5/1/28 ..................................................... 2,673 2,495
5.88%, 2/15/37 .................................................... 1,811 1,836
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 3,484 3,404
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 1,551 1,569
147,091
Information Technology (0.5%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 4,938 5,013
Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable 5/4/33 @ 100 .................... 1,881 1,962
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 448 371
Crowdstrike Holdings, Inc., 3.00%, 2/15/29 , Callable 8/19/24 @ 101.5 ................. 4,527 4,060
Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable 10/25/37 @ 100(a) ................ 1,814 1,927
Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100 ............................. 71 51
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 4,000 3,513
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 2,804 2,951
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 3,289 2,709
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88% , 2/1/29, Callable 8/19/24 @
101.94(a) ......................................................... 1,250 1,141
23,698
Materials (0.4%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 3,501 3,012
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 4,418 3,939
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 2,460 1,856
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 1,363 1,398
Reliance, Inc., 6.85%, 11/15/36 ............................................. 3,648 4,076
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 2,719 2,788
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 894 1,021
Vulcan Materials Co.
3.50%, 6/1/30 , Callable 3/1/30 @ 100 .................................... 817 764
4.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 2,778 2,398
21,252
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc., 3.55%, 3/15/52, Callable 9/15/51 @ 100 ........... 3,000 2,072
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 3,740 3,805
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 2,250 1,724
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 4,313 3,671
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 1,028 1,079
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 5,543 4,815
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100 ......................... 1,701 1,215
EPR Properties, 3 .60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 2,623 2,271
Federal Realty OP LP, 3.50%, 6/1/30, Callable 3/1/30 @ 100 ........................ 3,000 2,774
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30, Callable 10/15/29 @ 100 ................................. 3,726 3,480
3 .25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 409 351
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 6,791 6,775
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%,
7/15/28(a) ........................................................ 187 184
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 9/9/24 @ 102.25(a) . 75 71

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
SBA Tower Trust
2.84%, 1/15/25, Callable 9/9/24 @ 100(a)(h) ............................... $ 2,337 $ 2,304
2.33%, 1/15/28, Callable 7/15/26 @ 100(a) ................................ 3,000 2,728
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 2,947 3,020
2.59%, 10/15/31(a) .................................................. 5,000 4,168
Service Properties Trust, 8.88%, 6/15/32, Callable 6/15/27 @ 104.44 .................. 1,810 1,724
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 100 89
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 2,821 2,997
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 575 535
Vornado Realty LP, 3.40%, 6/1/31, Callable 3/1/31 @ 100 .......................... 2,000 1,627
53,479
Utilities (0.4%):
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 1,811 1,868
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50 , Callable 3/1/30 @ 100(c) ......... 1,813 1,672
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 1,133 1,180
Duke Energy Corp., 5.45%, 6/15/34, Callable 3/15/34 @ 100 ....................... 3,621 3,675
Duke Energy Progress SC Storm Funding LLC, 5 .40%, 3/1/44 ....................... 2,382 2,472
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 733 613
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 1,625 1,373
Essex Portfolio LP, 5.50%, 4/1/34, Callable 1/1/34 @ 100 .......................... 2,977 3,025
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a) ................ 2,997 2,879
18,757
Total Corporate Bonds (Cost $755,510)
a
a
a
757,315
Yankee Dollars (4.5%)
Communication Services (0.1%):
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 1,700 1,554
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 2,262 2,309
3,863
Consumer Discretionary (0.4%):
Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26 @ 103.5(a) ....................... 1,809 1,887
Flutter Treasury Designated Activity Co., 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .... 2,290 2,328
NCL Corp. Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ....................... 12,877 12,817
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a) ................... 2,928 2,750
19,782
Consumer Staples (0.2%):
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 2,812 2,806
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 3,000 2,412
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.63%, 1/15/32, Callable 1/15/27 @ 101.81 ................................ 500 439
6.75%, 3/15/34, Callable 12/15/33 @ 100(a) ............................... 1,957 2,104
6.50%, 12/1/52, Callable 6/1/52 @ 100 ................................... 444 449
8,210
Energy (0.1%):
Enbridge, Inc.
5.63%, 4/5/34 , Callable 1/5/34 @ 100 .................................... 2,668 2,727
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(c) .................. 3,000 2,845
Petroleos Mexicanos, 10.00%, 2/7/33, Callable 11/7/32 @ 100(h) .................... 1,000 1,021
6,593
Financials (2.6%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 8/19/24 @ 100(a)(h) ..................... 22,588 21,509
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 1,200 1,255
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 4,003 4,061
Banco Santander SA
2.96%, 3/25/31 .................................................... 3,000 2,625
6.92%, 8/8/33 ..................................................... 3,400 3,640
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 3,000 2,507

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Barclays PLC, 3.56% (H15T5Y+290 bps), 9/23/35, Callable 9/23/30 @ 100(c) ........... $ 3,200 $ 2,823
BBVA Bancomer SA
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a) .................. 1,759 1,860
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 3,682 3,794
BNP Paribas SA
2.87% (TSFR3M+139bps), 4/19/32, Callable 4/19/31 @ 100(a)(c) ................ 1,000 863
5.74% (SOFR+188bps), 2/20/35, Callable 2/20/34 @ 100(a)(c)(h) ................ 1,010 1,032
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(f) ....................... 1,500 1,474
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ....................... 142 135
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(c) ....... 1,977 2,044
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) .......... 1,683 1,417
HSBC Holdings PLC
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(c) .................... 1,200 1,386
6.80%, 6/1/38 ..................................................... 4,000 4,375
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(c) ............ 2,818 2,975
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a) ...................... 3,025 1,991
Lloyds Banking Group PLC
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(c) ................. 2,000 1,913
7.95% (H15T1Y+375 bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 1,818 2,078
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ......... 1,745 1,811
Mizuho Financial Group, Inc.
2.56%, 9/13/31(h) .................................................. 3,000 2,497
5.58% ( H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) .................. 3,377 3,457
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,118 2,058
NatWest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100(c) ...... 1,500 1,424
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(f)(h) .. 16,047 15,912
Royal Bank of Canada, 5.15%, 2/1/34 ........................................ 3,912 3,974
Societe Generale SA
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c) (h) .............. 3,000 3,033
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(c) ................ 1,250 893
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c)
(h) ............................................................. 2,000 1,940
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(f) ........ 12,815 12,579
UBS Group AG
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)(c) .................... 5,500 5,355
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c) .................. 4,000 3,499
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100(c) .... 2,000 1,885
126,074
Health Care (0.0%):(e)
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 1,750 1,509
Industrials (0.6%):
Air Canada Pass Through Trust
4.13%, 5/15/25(a) .................................................. 8,739 8,575
3.75%, 12/15/27(a) .................................................. 3,685 3,508
Aircastle Ltd.
5.25% (H15T5Y+441bps), Callable 6/15/26 @ 100(a)(c)(f) ..................... 1,868 1,824
6.50%, 7/18/28, Callable 6/18/28 @ 100(a) ................................ 2,818 2,919
Avolon Holdings Funding Ltd., 5.50%, 1/15/26, Callable 12/15/25 @ 100(a) ............ 3,000 2,999
LG Energy Solution Ltd., 5.50%, 7/2/34(a)(h) .................................. 4,521 4,543
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 1,744 1,773
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 250 263
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25
@ 104.75(a)(h) .................................................... 2,540 2,277
28,681
Information Technology (0.1%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 2,179 2,261
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 3,036 3,278
5,539

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Materials (0.1%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ $ 1,625 $ 1,754
PT Freeport Indonesia, 5.32%, 4/14/32, Callable 1/1/32 @ 100(a) .................... 2,000 1,971
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a) .................. 450 499
4,224
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 14,923 12,560
Utilities (0.1%):
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 5,300 4,698
Total Yankee Dollars (Cost $222,136)
a
a
a
221,733
Municipal Bonds (3.3%)
Alabama (0.0%):(e)
City of Trussville, GO, Series B, 1.78% , 10/1/31, Continuously Callable @100 ........... 1,000 842
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.84%, 7/1/31, Continuously Callable
@100 ........................................................... 1,000 842
The University of Arizona Revenue, Series A, 1.82%, 6/1/30 ........................ 3,070 2,658
3,500
California (0.0%):(e)
California Infrastructure & Economic Development Bank Revenue, 6.03%, 7/1/38 ........ 1,500 1,519
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue, Series C1, 5.66%, 11/1/39, Continuously
Callable @100 ..................................................... 9,065 9,258
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue, Series C2, 5.81%, 11/15/39, Continuously
Callable @100 ..................................................... 4,535 4,723
District of Columbia (0.0%):(e)
District of Columbia Revenue
2.25%, 4/1/27 ..................................................... 800 751
2.68%, 4/1/31 ..................................................... 1,500 1,322
2,073
Florida (0.8%):
City of Gainesville Revenue, 2.04%, 10/1/30 ................................... 2,500 2,112
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously
Callable @100 ..................................................... 1,000 857
Florida Housing Finance Corp. Revenue
Series 4, 5.67%, 7/1/39, Continuously Callable @100 ......................... 4,105 4,217
Series 4, 5.88% , 7/1/44, Continuously Callable @100 ......................... 2,720 2,774
State Board of Administration Finance Corp. Revenue, Series A, 5.53%, 7/1/34, Continuously
Callable @100(h) ................................................... 26,804 27,545
37,505
Illinois (0.1%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30 ..... 750 691
Illinois Finance Authority Revenue, 5.45%, 8/1/38 ............................... 1,500 1,400
Illinois Housing Development Authority Revenue, Series F, 5.44%, 10/1/39, Continuously
Callable @100 ..................................................... 3,395 3,416
5,507
Indiana (0.0%):(e)
Indiana Finance Authority Revenue
Series B, 3.08%, 9/15/27 ............................................. 1,130 1,052
Series B, 3.18%, 9/15/28 ............................................. 1,000 917
1,969

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Louisiana (0.0%):(e)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... $ 2,245 $ 2,164
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B, 4.25%, 6/1/29 .............................................. 2,490 2,376
Series B, 4.35%, 6/1/30 .............................................. 1,330 1,263
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,306
4,945
Massachusetts (0.0%):(e)
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29 ........ 5 4
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D, 5.58%, 8/1/39, Continuously Callable @100 ........................ 1,240 1,261
Series J, 5.62%, 7/1/39, Continuously Callable @100 ......................... 2,580 2,630
Series M, 5.73%, 7/1/39, Continuously Callable @100 ........................ 3,625 3,696
Series M, 5.92%, 7/1/44, Continuously Callable @100 ........................ 4,620 4,709
Series P, 5.39%, 7/1/39, Continuously Callable @100 ......................... 6,335 6,367
18,663
Nevada (0.0%):(e)
Nevada Housing Division Revenue, Series D, 5.79%, 10/1/35, Continuously Callable @100 . 500 525
New Jersey (0.0%):(e)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L, 5.64%, 10/1/34, Continuously Callable @100 ........................ 390 405
Series L, 5.69%, 4/1/35, Continuously Callable @100 ......................... 445 463
Series L, 5.71%, 10/1/35, Continuously Callable @100 ........................ 420 436
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26 ............... 450 434
1,738
New York (0.4%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%,
11/15/30 ......................................................... 5,000 5,344
New York City Housing Development Corp. Revenue
Series C, 5.71%, 11/1/39, Continuously Callable @100 ........................ 3,620 3,722
Series C, 5.90%, 11/1/44, Continuously Callable @100 ........................ 3,070 3,138
New York City IDA Revenue
2.34%, 1/1/35 ..................................................... 1,000 780
2.44%, 1/1/36 ..................................................... 1,250 959
New York City Transitional Finance Authority Revenue , 5.11%, 5/1/36, Continuously Callable
@100 ........................................................... 3,175 3,245
17,188
North Carolina (0.1%):
North Carolina Housing Finance Agency Revenue
Series 54-B, 5.60%, 7/1/39, Continuously Callable @100 ...................... 1,810 1,846
Series 54-B, 5 .81%, 7/1/44, Continuously Callable @100 ...................... 4,530 4,596
6,442
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 1,790 1,818
University of Cincinnati Revenue, Series B , 5.53%, 6/1/40, Continuously Callable @100 ... 905 943
2,761
Oregon (0.1%):
State of Oregon, GO, 5.36%, 5/1/39, Continuously Callable @100 .................... 2,720 2,820
Pennsylvania (0.2%):
City of Philadelphia PA Water & Wastewater Revenue, Series B, 1.73%, 11/1/28 .......... 1,000 896
City of Philadelphia, GO, Series A, 2.71%, 7/15/29 ............................... 1,000 918
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29 ..................................................... 1,855 1,704
Series B, 3.20%, 11/15/27 ............................................. 1,000 953
Pennsylvania Housing Finance Agency Revenue
Series 145B, 5.71%, 10/1/39, Continuously Callable @100 ..................... 2,720 2,780

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 146B, 5.56%, 10/1/39, Continuously Callable @100 ..................... $ 905 $ 918
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28 ..................... 730 667
8,836
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
5.71%, 10/1/39, Continuously Callable @100 ............................... 2,715 2,752
5.89%, 10/1/44, Continuously Callable @100 ............................... 4,530 4,562
7,314
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C, 2.45%, 8/1/32, Continuously Callable @100 ......................... 1,500 1,283
Series D, 5.27%, 7/1/35 .............................................. 1,175 1,229
Tennessee Housing Development Agency Revenue, Series 2B, 5.65%, 7/1/39, Continuously
Callable @100 ..................................................... 2,720 2,781
5,293
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29 ............ 855 770
Harris County Cultural Education Facilities Finance Corp. Revenue, 2.79%, 11/15/29 ...... 1,385 1,260
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31,
Continuously Callable @100 ........................................... 1,000 851
Texas Department of Housing & Community Affairs Revenue
Series D, 5.55%, 1/1/39, Continuously Callable @100 ........................ 905 911
Series D, 5.73%, 1/1/44, Continuously Callable @100 ........................ 905 909
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously
Callable @100 ..................................................... 400 341
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29 .......................... 1,500 1,333
6,375
Utah (0.1%):
Utah Housing Corp. Revenue
Series F, 5.61%, 7/1/36, Continuously Callable @100 ......................... 675 694
Series F, 5.69%, 7/1/39, Continuously Callable @100 ......................... 1,970 2,016
2,710
Virginia (0.1%):
Virginia Housing Development Authority Revenue, Series B, 5.66%, 10/1/39, Continuously
Callable @100 ..................................................... 4,535 4,666
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C, 5.83%, 11/1/39, Continuously Callable @100 ........................ 1,585 1,642
Series C, 6.02%, 11/1/44, Continuously Callable @100 ........................ 1,810 1,859
3,501
Total Municipal Bonds (Cost $163,735)
a
a
a
162,841
U.S. Government Agency Mortgages (13.1%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(c)(f) ................................ 16,034 15,808
Federal Farm Credit Banks Funding Corporation
5.69%, 7/11/30 ..................................................... 4,606 4,602
6.00%, 6/5/34 ..................................................... 4,532 4,540
2.55%, 12/21/34 .................................................... 4,613 3,783
2.20%, 9/2/36 ..................................................... 11,023 8,379
5.60%, 8/5/39 ..................................................... 4,527 4,537
6.19%, 6/17/44 .................................................... 4,597 4,622
30,463
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 2,715 2,712
Federal Home Loan Mortgage Corporation
5.50%, 4/1/36 - 6/1/53 ............................................... 14,803 14,890
1.50%, 4/1/37 ..................................................... 7,184 6,267
3.00%, 4/1/40 - 5/1/52 ............................................... 8,245 7,312

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
4.50%, 11/1/42 - 10/1/52 .............................................. $ 11,717 $ 11,348
5 .00%, 12/1/42 - 6/1/53 .............................................. 34,055 33,705
4.00%, 1/1/43 - 12/1/52 .............................................. 14,020 13,234
3.50%, 7/1/52 ..................................................... 4,706 4,269
6.00%, 8/1/53 - 2/1/54 ............................................... 15,895 16,127
107,152
Federal National Mortgage Association
2.50%, 7/1/27 - 7/1/52 ............................................... 18,864 16,273
5.00%, 12/1/37 - 2/1/54 .............................................. 30,778 30,482
4.00%, 4/1/38 - 7/1/53 ............................................... 43,726 41,290
3.50%, 12/1/42 - 8/1/52 .............................................. 48,967 44,962
3.00%, 12/1/51 .................................................... 3,794 3,312
4.50%, 6/1/52 - 9/1/52 ............................................... 19,922 19,208
5.50%, 6/1/52 - 5/1/54 ............................................... 18,862 18,944
6.00%, 7/1/52 - 10/1/53 .............................................. 13,291 13,511
187,982
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. 48,287 47,758
3.50%, 2/20/52 - 11/20/52 ............................................. 29,024 26,600
4.00%, 6/20/52 - 5/20/53 ............................................. 26,453 25,003
4.50%, 8/20/52 - 11/20/53 ............................................. 41,155 39,773
3.00%, 9/20/52 - 1/20/53 ............................................. 36,742 32,780
5.50%, 4/20/53 - 5/20/54 ............................................. 60,680 60,947
2.50%, 6/20/53 - 9/20/53 ............................................. 14,295 12,318
6.00%, 7/20/53 - 10/20/53 ............................................. 32,200 32,634
5.50%, 1/20/54 .................................................... 4,627 4,642
6.50%, 1/20/54 .................................................... 19,604 19,970
302,425
Total U.S. Government Agency Mortgages (Cost $648,481)
a
a
a
646,542
U.S. Treasury Obligations (31.2%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... 109,015 114,005
5.00%, 5/15/37 .................................................... 150,939 164,547
4.38%, 11/15/39 .................................................... 89,434 91,069
1.13%, 5/15/40 .................................................... 99,197 63,347
2.38%, 2/15/42 .................................................... 107,000 80,584
3.25%, 5/15/42 .................................................... 28,000 24,023
3.88%, 5/15/43 .................................................... 13,204 12,286
4.38%, 8/15/43 .................................................... 9,163 9,119
4.75%, 11/15/43 .................................................... 40,792 42,608
2 .50%, 2/15/45 .................................................... 26,000 19,175
3.38%, 11/15/48 .................................................... 10,000 8,377
1.25%, 5/15/50 .................................................... 10,000 5,136
2.88%, 5/15/52 .................................................... 40,000 30,287
3.63%, 2/15/53 .................................................... 14,987 13,165
3.63%, 5/15/53 .................................................... 8,454 7,429
4.13%, 8/15/53 .................................................... 63,303 60,880
4.75%, 11/15/53 .................................................... 54,447 58,122
U.S. Treasury Notes
4.63%, 5/31/31 .................................................... 27,161 28,222
1.88%, 2/15/32 .................................................... 179,038 154,476
2.75%, 8/15/32 .................................................... 145,000 132,494
4.13%, 11/15/32 .................................................... 83,859 84,514
3.50%, 2/15/33 .................................................... 69,132 66,486
3.38%, 5/15/33 .................................................... 123,346 117,333
3.88%, 8/15/33 .................................................... 42,255 41,707
4.50%, 11/15/33 .................................................... 104,322 107,924
Total U.S. Treasury Obligations (Cost $1,580,083)
a
a
a
1,537,315

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Commercial Paper (0.7%)
Energy (0.3%):
APA Corp., 6.02%, 8/1/24(a)(i) ............................................. $ 8,000 $ 7,999
Targa Resources Corp.
5.90%, 8/23/24(a)(i) ................................................. 5,000 4,981
5.92%, 8/26/24(a)(i) ................................................. 3,000 2,987
15,967
Financials (0.3%):
Syngenta Wilmington, Inc.
5.85%, 8/5/24(a)(i) .................................................. 10,000 9,992
5.87%, 8/8/24(a)(i) .................................................. 5,000 4,993
14,985
Information Technology (0.0%):(e)
Jabil, Inc., 6.07%, 8/1/24(a)(i) .............................................. 500 500
Materials (0.1%):
FMC Corp.
6.04%, 8/1/24(a)(i) .................................................. 2,500 2,500
6.11%, 8/21/24(a)(i) ................................................. 3,000 2,989
5,489
Total Commercial Paper (Cost $36,947)
a
a
a
36,941
Shares
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(j) ........ 13,006,437 13,007
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(j) ............ 13,006,437 13,007
Invesco Government & Agency Portfolio, Institutional Shares, 5.21%(j) ................ 13,006,437 13,006
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(j) . 13,006,437 13,006
Total Collateral for Securities Loaned (Cost $52,026)
a
a
a
52,026
Total Investments (Cost $5,035,388) — 100.6% 4,962,527
Liabilities in excess of other assets — (0.6)% (29,110)
NET ASSETS - 100.00% $ 4,933,417
At July 31, 2024, the Fund's investments in foreign securities were 9.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2024, the fair value of these securities was
$1,681,965 (thousands) and amounted to 34.1% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2024.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2024.
(e) Amount represents less than 0.05% of net assets.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) All or a portion of this security is on loan.
(i) Rate represents the effective yield at July 31, 2024.
(j) Rate disclosed is the daily yield on July 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of July 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of July 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of July 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 915 9/19/24 $ 100,431,564 $ 102,308,437 $ 1,876,873
30-Year U.S. Treasury Bond Futures ..... 776 9/19/24 91,119,046 93,726,250 2,607,204
5-Year U.S. Treasury Note Futures ....... 260 9/30/24 27,672,434 28,051,563 379,129
$ 4,863,206
Total unrealized appreciation $ 4,863,206
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 4,863,206

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Communication Services (3.1%):
Altice USA, Inc. , Class A (a) ............................................... 26,542 $ 55
AMC Entertainment Holdings, Inc. (a) (b) ...................................... 38,050 202
AMC Networks, Inc. , Class A (a) (b) .......................................... 4,035 45
Angi, Inc. (a) (b) ........................................................ 8,914 21
Anterix, Inc. (a) ........................................................ 2,311 93
AST SpaceMobile, Inc. (a) (b) .............................................. 15,542 321
Atlanta Braves Holdings, Inc. (a) ............................................ 6,167 268
ATN International, Inc. ................................................... 1,326 39
Bandwidth, Inc. , Class A (a) ................................................ 3,072 70
Boston Omaha Corp. , Class A (a) ............................................ 3,815 56
Bumble, Inc. , Class A (a) .................................................. 11,467 107
Cable One, Inc. ........................................................ 576 238
Cardlytics, Inc. (a) (b) .................................................... 6,013 50
Cargurus, Inc. (a) ....................................................... 10,768 267
Cars.com, Inc. (a) ....................................................... 7,808 161
Cinemark Holdings, Inc. (a) ................................................ 14,113 333
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 52,835 88
Cogent Communications Holdings, Inc. ....................................... 5,675 401
Consolidated Communications Holdings, Inc. (a) ................................. 9,827 45
Daily Journal Corp. (a) ................................................... 160 75
EchoStar Corp. , Class A (a) ................................................ 15,463 311
Endeavor Group Holdings, Inc. , Class A ....................................... 23,364 641
Entravision Communications Corp. , Class A .................................... 7,870 17
Eventbrite, Inc. , Class A (a) ................................................ 9,450 46
EverQuote, Inc. , Class A (a) ................................................ 3,207 84
FingerMotion, Inc. (a) (b) .................................................. 4,810 10
Frontier Communications Parent, Inc. (a) ...................................... 23,307 683
fuboTV, Inc. (a) (b) ...................................................... 36,966 54
Gannett Co., Inc. (a) ..................................................... 15,575 76
GCI Liberty, Inc. (a) (c) ................................................... 12,260 — (d)
Getty Images Holdings, Inc. (a) (b) ........................................... 24,796 94
Globalstar, Inc. (a) (b) .................................................... 97,854 118
Gogo, Inc. (a) .......................................................... 7,698 70
Gray Television, Inc. .................................................... 10,947 70
IAC, Inc. (a) ........................................................... 9,711 513
Ibotta, Inc. , Class A (a) (b) ................................................. 1,667 112
IDT Corp. , Class B ...................................................... 2,139 82
iHeartMedia, Inc. , Class A (a) .............................................. 14,804 26
Innovid Corp. (a) (b) ..................................................... 12,476 26
Integral Ad Science Holding Corp. (a) ......................................... 9,248 94
Iridium Communications, Inc. .............................................. 13,970 401
John Wiley & Sons, Inc. , Class A ............................................ 5,455 260
Liberty Broadband Corp. , Class C (a) ......................................... 16,677 1,124
Liberty Global Ltd. , Class C (a) ............................................. 43,112 867
Liberty Media Corp.-Liberty Live (a) ......................................... 10,524 411
Liberty Media Corp.-Liberty SiriusXM , Series C (a) .............................. 37,615 847
Liberty Media Corp.-Liberty SiriusXM , Series A (a) .............................. 37,352 845
Lions Gate Entertainment Corp. , Class A (a) .................................... 22,360 205
LiveOne, Inc. (a) ........................................................ 12,427 21
Lumen Technologies, Inc. (a) ............................................... 128,099 404
Madison Square Garden Entertainment Corp. (a) ................................. 5,181 205
Madison Square Garden Sports Corp. (a) ....................................... 2,140 429
Magnite, Inc. (a) ........................................................ 15,828 230
Match Group, Inc. (a) .................................................... 34,111 1,301
MediaAlpha, Inc. , Class A (a) .............................................. 3,600 53
National CineMedia, Inc. (a) ............................................... 8,212 50
News Corp. , Class A ..................................................... 62,554 1,725
Nexstar Media Group, Inc. ................................................ 3,988 737
Nextdoor Holdings, Inc. (a) ................................................ 21,582 61
Ooma, Inc. (a) ......................................................... 3,078 32
Outbrain, Inc. (a) ....................................................... 4,346 21

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Paramount Global , Class B (b) .............................................. 78,461 $ 896
Playstudios, Inc. (a) ...................................................... 11,183 24
PubMatic, Inc. , Class A (a) ................................................ 5,155 113
QuinStreet, Inc. (a) ...................................................... 6,445 121
Reddit, Inc. , Class A (a) (b) ................................................. 3,892 237
Reservoir Media, Inc. (a) .................................................. 4,387 35
Roku, Inc. (a) .......................................................... 16,279 948
Rumble, Inc. (a) (b) ...................................................... 8,884 56
Scholastic Corp. ........................................................ 3,080 97
Shenandoah Telecommunications Co. ........................................ 6,438 137
Shutterstock, Inc. ....................................................... 3,193 141
Sinclair, Inc. .......................................................... 4,894 75
Skillz, Inc. (a) (b) ........................................................ 1,808 12
Sphere Entertainment Co. (a) ............................................... 3,470 154
Spok Holdings, Inc. ..................................................... 2,551 39
Stagwell, Inc. (a) ........................................................ 14,585 97
TechTarget, Inc. (a) ...................................................... 3,291 105
TEGNA, Inc. .......................................................... 21,593 344
Telephone and Data Systems, Inc. ........................................... 12,629 268
The E.W. Scripps Co. , Class A (a) ........................................... 7,812 29
The Marcus Corp. ...................................................... 3,059 39
The New York Times Co. , Class A ........................................... 20,668 1,108
Thryv Holdings, Inc. (a) .................................................. 4,018 78
TKO Group Holdings, Inc. ................................................ 8,660 947
Townsquare Media, Inc. , Class A ............................................ 1,472 18
TripAdvisor, Inc. (a) ..................................................... 13,445 237
TrueCar, Inc. (a) ........................................................ 9,137 33
United States Cellular Corp. (a) ............................................. 1,781 96
Vimeo, Inc. (a) ......................................................... 19,055 77
Vivid Seats, Inc. , Class A (a) ............................................... 9,156 45
Warner Music Group Corp. , Class A ......................................... 17,301 519
WideOpenWest, Inc. (a) ................................................... 6,383 35
Yelp, Inc. (a) ........................................................... 8,356 304
Ziff Davis, Inc. (a) ....................................................... 5,852 280
ZipRecruiter, Inc. (a) ..................................................... 8,952 82
ZoomInfo Technologies, Inc. (a) ............................................. 37,425 425
24,542
Consumer Discretionary (13.4%):
1-800-Flowers.com, Inc. , Class A (a) ......................................... 3,594 37
1stdibs.com, Inc. (a) ..................................................... 3,247 15
Abercrombie & Fitch Co. (a) ............................................... 6,475 955
Academy Sports & Outdoors, Inc. ........................................... 9,171 496
Accel Entertainment, Inc. (a) ............................................... 6,482 79
Acushnet Holdings Corp. ................................................. 3,655 265
ADT, Inc. ............................................................ 53,222 414
Adtalem Global Education, Inc. (a) ........................................... 4,737 371
Advance Auto Parts, Inc. ................................................. 7,618 482
American Axle & Manufacturing Holdings, Inc. (a) ............................... 14,284 106
American Eagle Outfitters, Inc. ............................................. 23,228 512
American Public Education, Inc. (a) .......................................... 2,177 43
America's Car-Mart, Inc. (a) ................................................ 739 51
AMMO, Inc. (a) ........................................................ 11,482 21
Aramark ............................................................. 33,715 1,155
Arhaus, Inc. ........................................................... 6,505 99
Arko Corp. ........................................................... 9,192 60
Asbury Automotive Group, Inc. (a) ........................................... 2,591 698
Atmus Filtration Technologies, Inc. .......................................... 10,684 330
AutoNation, Inc. (a) ..................................................... 3,338 637
Bally's Corp. (a) ........................................................ 3,036 52
BARK, Inc. (a) ......................................................... 13,244 21
Bassett Furniture Industries, Inc. ............................................ 992 13
Bath & Body Works, Inc. ................................................. 29,187 1,073

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Beazer Homes USA, Inc. (a) ............................................... 3,783 $ 127
Beyond, Inc. (a) ........................................................ 5,826 66
Biglari Holdings, Inc. , Class B (a) ........................................... 266 53
BJ's Restaurants, Inc. (a) .................................................. 2,756 87
Bloomin' Brands, Inc. .................................................... 10,905 227
Boot Barn Holdings, Inc. (a) ............................................... 3,879 518
BorgWarner, Inc. ....................................................... 29,199 1,031
Bowlero Corp. , Class A (b) ................................................ 10,633 138
Boyd Gaming Corp. ..................................................... 9,395 572
Bright Horizons Family Solutions, Inc. (a) ..................................... 7,419 892
Brinker International, Inc. (a) ............................................... 5,651 378
Brunswick Corp. ....................................................... 8,608 701
Build-A-Bear Workshop, Inc. .............................................. 1,653 45
Burlington Stores, Inc. (a) ................................................. 8,203 2,135
Caesars Entertainment, Inc. (a) .............................................. 26,629 1,064
Caleres, Inc. .......................................................... 4,362 168
Camping World Holdings, Inc. , Class A ....................................... 5,398 124
Canoo, Inc. (a) (b) ....................................................... 7,955 16
Capri Holdings Ltd. (a) ................................................... 14,695 493
CarMax, Inc. (a) ........................................................ 20,242 1,709
Carriage Services, Inc. ................................................... 1,720 55
Carter's, Inc. .......................................................... 4,576 277
Carvana Co. (a) ......................................................... 12,799 1,705
Cava Group, Inc. (a) ..................................................... 11,694 985
Cavco Industries, Inc. (a) .................................................. 1,008 418
Century Communities, Inc. ................................................ 3,652 382
Chegg, Inc. (a) ......................................................... 12,740 43
Chewy, Inc. , Class A (a) .................................................. 17,266 418
Choice Hotels International, Inc. (b) .......................................... 3,459 441
Churchill Downs, Inc. .................................................... 8,595 1,234
Chuy's Holdings, Inc. (a) .................................................. 2,186 81
Citi Trends, Inc. (a) ...................................................... 1,060 21
Clarus Corp. .......................................................... 3,777 23
Columbia Sportswear Co. ................................................. 4,238 346
ContextLogic, Inc. , Class A (a) (b) ........................................... 2,722 15
Cooper-Standard Holdings, Inc. (a) ........................................... 2,157 32
Coursera, Inc. (a) ....................................................... 16,764 156
Cracker Barrel Old Country Store, Inc. ........................................ 2,803 128
Cricut, Inc. , Class A (b) ................................................... 5,855 36
Crocs, Inc. (a) .......................................................... 7,580 1,019
Dana, Inc. ............................................................ 18,549 236
Dave & Buster's Entertainment, Inc. (a) ....................................... 5,017 189
Denny's Corp. (a) ....................................................... 6,523 48
Designer Brands, Inc. , Class A ............................................. 5,570 45
Destination XL Group, Inc. (a) .............................................. 6,838 26
Dick's Sporting Goods, Inc. ................................................ 7,191 1,556
Dillard's, Inc. , Class A ................................................... 1,061 423
Dine Brands Global, Inc. ................................................. 1,938 69
Dorman Products, Inc. (a) ................................................. 3,378 342
Dream Finders Homes, Inc. , Class A (a) ....................................... 3,464 109
Duluth Holdings, Inc. , Class B (a) ........................................... 2,580 9
Duolingo, Inc. (a) ....................................................... 4,697 808
Dutch Bros, Inc. , Class A (a) ............................................... 10,767 412
El Pollo Loco Holdings, Inc. (a) ............................................. 3,158 38
Envela Corp. (a) ........................................................ 884 4
Escalade, Inc. ......................................................... 1,161 17
Ethan Allen Interiors, Inc. ................................................. 2,956 91
Etsy, Inc. (a) ........................................................... 14,970 975
European Wax Center, Inc. , Class A (a) ........................................ 4,072 38
Everi Holdings, Inc. (a) ................................................... 10,449 135
EVgo, Inc. (a) (b) ........................................................ 12,849 49
Faraday Future Intelligent Electric, Inc. (a) (b) ................................... 56,655 20
Figs, Inc. , Class A (a) .................................................... 16,548 108

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
First Watch Restaurant Group, Inc. (a) ........................................ 4,146 $ 67
Five Below, Inc. (a) ...................................................... 6,923 504
Flexsteel Industries, Inc. .................................................. 461 18
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 13,622 1,335
Foot Locker, Inc. ....................................................... 10,603 308
Fox Factory Holding Corp. (a) .............................................. 5,339 285
Frontdoor, Inc. (a) ....................................................... 10,003 395
Full House Resorts, Inc. (a) ................................................ 4,170 23
Funko, Inc. , Class A (a) (b) ................................................. 4,411 44
GameStop Corp. , Class A (a) (b) ............................................. 39,732 901
Garrett Motion, Inc. (a) ................................................... 28,048 246
Genesco, Inc. (a) ........................................................ 1,378 43
Genius Sports Ltd. (a) .................................................... 19,778 135
Gentex Corp. .......................................................... 29,785 925
Gentherm, Inc. (a) ....................................................... 4,020 222
G-III Apparel Group Ltd. (a) ............................................... 5,030 139
Global Business Travel Group I (a) ........................................... 22,215 149
Golden Entertainment, Inc. ................................................ 2,798 94
GoPro, Inc. , Class A (a) ................................................... 15,782 24
Graham Holdings Co. , Class B ............................................. 420 325
Grand Canyon Education, Inc. (a) ............................................ 3,757 586
Green Brick Partners, Inc. (a) ............................................... 5,373 393
Group 1 Automotive, Inc. ................................................. 1,704 623
Groupon, Inc. (a) ....................................................... 2,759 37
GrowGeneration Corp. (a) ................................................. 7,337 17
Guess?, Inc. (b) ......................................................... 3,648 88
H&R Block, Inc. ....................................................... 17,802 1,031
Hamilton Beach Brands Holding Co. , Class A ................................... 771 15
Hanesbrands, Inc. (a) ..................................................... 44,850 266
Harley-Davidson, Inc. ................................................... 17,228 646
Hasbro, Inc. ........................................................... 16,808 1,083
Haverty Furniture Cos., Inc. ............................................... 1,717 50
Helen of Troy Ltd. (a) .................................................... 3,035 179
Hilton Grand Vacations, Inc. (a) ............................................. 9,279 401
Holley, Inc. (a) ......................................................... 6,843 27
Hooker Furnishings Corp. ................................................. 1,354 21
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 598 126
Hyatt Hotels Corp. , Class A ................................................ 5,642 831
Inspired Entertainment, Inc. (a) ............................................. 3,162 29
Installed Building Products, Inc. ............................................ 3,066 829
International Game Technology PLC ......................................... 13,901 326
iRobot Corp. (a) ........................................................ 3,599 42
J. Jill, Inc. ............................................................ 636 24
Jack in the Box, Inc. ..................................................... 2,446 145
JAKKS Pacific, Inc. (a) ................................................... 1,020 21
Johnson Outdoors, Inc. , Class A ............................................ 1,077 46
KB Home ............................................................ 9,475 816
Kohl's Corp. .......................................................... 14,091 305
Kontoor Brands, Inc. .................................................... 7,070 496
Krispy Kreme, Inc. ...................................................... 10,461 111
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 786 45
Lakeland Industries, Inc. .................................................. 910 21
Lands' End, Inc. (a) ...................................................... 1,532 27
Landsea Homes Corp. (a) ................................................. 1,836 22
Latham Group, Inc. (a) ................................................... 4,745 17
Laureate Education, Inc. .................................................. 16,761 260
La-Z-Boy, Inc. ......................................................... 5,463 241
LCI Industries ......................................................... 3,151 368
Lear Corp. ............................................................ 7,315 893
Legacy Housing Corp. (a) ................................................. 1,292 37
Leggett & Platt, Inc. ..................................................... 16,937 223
Leslie's, Inc. (a) ........................................................ 22,743 67
Levi Strauss & Co. , Class A ............................................... 11,435 210

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
LGI Homes, Inc. (a) ..................................................... 2,651 $ 305
Life Time Group Holdings, Inc. (a) ........................................... 7,317 152
Lifetime Brands, Inc. .................................................... 1,520 13
Light & Wonder, Inc. (a) .................................................. 12,035 1,290
Lincoln Educational Services Corp. (a) ........................................ 3,530 50
Lindblad Expeditions Holdings, Inc. (a) ....................................... 4,672 40
Lithia Motors, Inc. ...................................................... 3,474 960
LKQ Corp. ........................................................... 34,167 1,418
Lucid Group, Inc. (a) (b) ................................................... 112,055 394
Luminar Technologies, Inc. (a) (b) ............................................ 38,879 65
M/I Homes, Inc. (a) ...................................................... 3,491 582
Macy's, Inc. ........................................................... 35,435 612
Malibu Boats, Inc. , Class A (a) .............................................. 2,549 97
Marine Products Corp. ................................................... 1,388 15
MarineMax, Inc. (a) ..................................................... 2,538 89
Marriott Vacations Worldwide Corp. ......................................... 4,154 351
MasterCraft Boat Holdings, Inc. (a) .......................................... 2,114 46
Mattel, Inc. (a) ......................................................... 44,013 849
Meritage Homes Corp. ................................................... 4,571 927
Mister Car Wash, Inc. (a) .................................................. 11,974 91
Mobileye Global, Inc. , Class A (a) (b) ......................................... 11,839 249
Modine Manufacturing Co. (a) .............................................. 6,576 774
Mohawk Industries, Inc. (a) ................................................ 6,813 1,097
Monarch Casino & Resort, Inc. ............................................. 1,681 132
Monro, Inc. ........................................................... 3,779 116
Movado Group, Inc. ..................................................... 1,950 51
Murphy USA, Inc. ...................................................... 2,435 1,230
Nathan's Famous, Inc. .................................................... 367 28
National Vision Holdings, Inc. (a) ............................................ 9,943 144
Nerdy, Inc. (a) .......................................................... 7,496 13
Newell Brands, Inc. ..................................................... 53,433 459
Nordstrom, Inc. ........................................................ 13,889 317
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 54,817 1,010
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 7,880 769
OneSpaWorld Holdings Ltd. (a) ............................................. 12,175 196
OneWater Marine, Inc. (a) ................................................. 1,400 35
Oxford Industries, Inc. ................................................... 1,900 200
Papa John's International, Inc. .............................................. 4,197 186
Patrick Industries, Inc. ................................................... 2,756 353
Peloton Interactive, Inc. , Class A (a) .......................................... 42,414 151
Penn Entertainment, Inc. (a) ................................................ 19,472 389
Penske Automotive Group, Inc. ............................................. 2,391 416
Perdoceo Education Corp. ................................................. 7,777 193
Petco Health & Wellness Co., Inc. (a) ......................................... 10,126 35
Phinia, Inc. ........................................................... 5,784 259
Planet Fitness, Inc. , Class A (a) ............................................. 11,262 830
Playa Hotels & Resorts NV (a) .............................................. 12,449 106
PlayAGS, Inc. (a) ....................................................... 4,939 57
Polaris, Inc. ........................................................... 6,839 570
Portillo's, Inc. , Class A (a) ................................................. 7,350 76
Potbelly Corp. (a) ....................................................... 3,210 23
Purple Innovation, Inc. (a) ................................................. 13,328 18
PVH Corp. ........................................................... 7,160 730
QuantumScape Corp. (a) (b) ................................................ 44,399 287
Qurate Retail, Inc. , Class A (a) .............................................. 46,557 33
Ralph Lauren Corp. ..................................................... 5,080 892
RCI Hospitality Holdings, Inc. ............................................. 1,109 55
Red Robin Gourmet Burgers, Inc. (a) (b) ....................................... 1,937 11
Red Rock Resorts, Inc. , Class A ............................................. 6,519 372
Revolve Group, Inc. (a) ................................................... 4,907 95
RH (a) ............................................................... 1,925 558
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 92,476 1,518
Rocky Brands, Inc. ...................................................... 893 31

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
RumbleON, Inc. , Class B (a) (b) ............................................. 2,846 $ 12
Rush Street Interactive, Inc. (a) ............................................. 9,385 94
Sabre Corp. (a) ......................................................... 45,917 158
Sally Beauty Holdings, Inc. (a) .............................................. 13,171 151
Savers Value Village, Inc. (a) (b) ............................................. 20,851 212
Service Corp. International ................................................ 18,353 1,467
Shake Shack, Inc. , Class A (a) .............................................. 4,857 426
SharkNinja, Inc. ........................................................ 7,968 612
Shoe Carnival, Inc. ...................................................... 2,104 89
Signet Jewelers Ltd. ..................................................... 5,543 466
Six Flags Entertainment Corp. (a) ............................................ 6,209 296
Skechers USA, Inc. , Class A (a) ............................................. 16,957 1,104
Skyline Champion Corp. (a) ................................................ 7,263 592
Sleep Number Corp. (a) ................................................... 2,689 32
Smith & Wesson Brands, Inc. .............................................. 5,759 95
Smith Douglas Homes Corp. (a) ............................................. 1,099 36
Soho House & Co., Inc. (a) ................................................ 5,415 27
Solid Power, Inc. (a) (b) ................................................... 17,441 33
Solo Brands, Inc. , Class A (a) ............................................... 3,549 9
Sonic Automotive, Inc. , Class A ............................................ 1,622 97
Sonos, Inc. (a) ......................................................... 15,569 210
Sportsman's Warehouse Holdings, Inc. (a) ...................................... 4,587 12
Standard Motor Products, Inc. .............................................. 2,550 83
Steven Madden Ltd. ..................................................... 8,952 406
Stitch Fix, Inc. , Class A (a) ................................................ 11,659 55
Stoneridge, Inc. (a) ...................................................... 3,392 57
Strategic Education, Inc. .................................................. 3,074 324
Strattec Security Corp. (a) ................................................. 486 12
Stride, Inc. (a) .......................................................... 5,294 402
Sturm Ruger & Co., Inc. .................................................. 2,192 99
Superior Group of Cos., Inc. ............................................... 1,485 30
Sweetgreen, Inc. , Class A (a) ............................................... 11,696 321
Tapestry, Inc. .......................................................... 29,579 1,186
Target Hospitality Corp. (a) ................................................ 4,091 38
Taylor Morrison Home Corp. (a) ............................................ 13,292 892
Tempur Sealy International, Inc. ............................................ 21,623 1,132
Texas Roadhouse, Inc. ................................................... 8,582 1,499
The Aaron's Co., Inc. .................................................... 3,790 38
The Buckle, Inc. ........................................................ 3,951 171
The Cato Corp. , Class A .................................................. 2,169 11
The Cheesecake Factory, Inc. .............................................. 6,084 237
The Children's Place, Inc. (a) (b) ............................................. 649 5
The Gap, Inc. .......................................................... 28,838 677
The Goodyear Tire & Rubber Co. (a) ......................................... 36,490 427
The Lovesac Co. (a) (b) ................................................... 1,796 49
The ODP Corp. (a) ...................................................... 4,473 189
The ONE Group Hospitality, Inc. (a) .......................................... 3,212 16
The RealReal, Inc. (a) .................................................... 10,918 41
The Wendy's Co. ....................................................... 24,154 409
Thor Industries, Inc. ..................................................... 6,539 694
ThredUp, Inc. , Class A (a) ................................................. 9,902 21
Tile Shop Holdings, Inc. (a) ................................................ 3,336 24
Tilly's, Inc. , Class A (a) ................................................... 2,870 17
Toll Brothers, Inc. ...................................................... 13,105 1,870
TopBuild Corp. (a) ...................................................... 4,083 1,954
Topgolf Callaway Brands Corp. (a) ........................................... 18,124 299
Traeger, Inc. (a) ........................................................ 7,397 18
Travel + Leisure Co. ..................................................... 8,854 408
Tri Pointe Homes, Inc. (a) ................................................. 11,883 538
Udemy, Inc. (a) ......................................................... 9,591 89
Under Armour, Inc. , Class A (a) ............................................. 41,661 290
Unifi, Inc. (a) .......................................................... 1,839 10
United Parks & Resorts, Inc. (a) ............................................. 7,941 418

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Universal Electronics, Inc. (a) .............................................. 1,366 $ 16
Universal Technical Institute, Inc. (a) ......................................... 6,449 122
Upbound Group, Inc. .................................................... 6,232 235
Urban Outfitters, Inc. (a) .................................................. 7,600 350
Vail Resorts, Inc. ....................................................... 4,704 856
Valvoline, Inc. (a) ....................................................... 16,537 769
Vera Bradley, Inc. (a) ..................................................... 2,794 19
VF Corp. ............................................................. 47,393 804
Victoria's Secret & Co. (a) ................................................. 9,056 161
Vista Outdoor, Inc. (a) .................................................... 6,515 265
Visteon Corp. (a) ........................................................ 3,515 406
Vizio Holding Corp. , Class A (a) (b) .......................................... 9,758 107
W.W. International, Inc. (a) (b) .............................................. 10,098 11
Warby Parker, Inc. , Class A (a) .............................................. 11,140 183
Wayfair, Inc. , Class A (a) .................................................. 11,293 615
Weyco Group, Inc. ...................................................... 753 26
Whirlpool Corp. ........................................................ 6,857 699
Wingstop, Inc. ......................................................... 3,698 1,383
Winmark Corp. ........................................................ 372 147
Winnebago Industries, Inc. ................................................ 3,654 228
Wolverine World Wide, Inc. ............................................... 10,153 151
Worthington Enterprises, Inc. .............................................. 4,006 200
Wyndham Hotels & Resorts, Inc. ............................................ 10,188 771
Wynn Resorts Ltd. ...................................................... 12,263 1,016
XPEL, Inc. (a) ......................................................... 2,767 113
Xponential Fitness, Inc. , Class A (a) .......................................... 2,924 50
YETI Holdings, Inc. (a) ................................................... 10,918 451
Zumiez, Inc. (a) ........................................................ 2,106 54
105,618
Consumer Staples (3.2%):
Alico, Inc. ............................................................ 681 20
B&G Foods, Inc. ....................................................... 9,898 85
BellRing Brands, Inc. (a) .................................................. 16,698 856
Beyond Meat, Inc. (a) (b) .................................................. 7,837 49
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 16,956 1,491
BRC, Inc. , Class A (a) .................................................... 8,249 47
Calavo Growers, Inc. .................................................... 2,161 51
Cal-Maine Foods, Inc. ................................................... 5,276 378
Casey's General Stores, Inc. ............................................... 4,757 1,845
Central Garden & Pet Co. , Class A (a) ........................................ 8,218 282
Coca-Cola Consolidated, Inc. .............................................. 675 774
Coty, Inc. , Class A (a) .................................................... 47,330 471
Darling Ingredients, Inc. (a) ................................................ 20,380 810
Edgewell Personal Care Co. ............................................... 5,505 216
elf Beauty, Inc. (a) ....................................................... 6,902 1,191
Energizer Holdings, Inc. .................................................. 8,408 259
FitLife Brands, Inc. (a) ................................................... 512 17
Flowers Foods, Inc. ..................................................... 25,378 572
Fresh Del Monte Produce, Inc. ............................................. 4,823 121
Freshpet, Inc. (a) ........................................................ 6,041 735
Grocery Outlet Holding Corp. (a) ............................................ 12,367 242
Herbalife Ltd. (a) ....................................................... 12,486 153
HF Foods Group, Inc. (a) .................................................. 4,783 19
Ingles Markets, Inc. , Class A ............................................... 1,861 151
Ingredion, Inc. ......................................................... 8,402 1,045
Inter Parfums, Inc. ...................................................... 2,333 328
Ispire Technology, Inc. (a) ................................................. 2,143 16
J & J Snack Foods Corp. .................................................. 1,963 331
John B Sanfilippo & Son, Inc. .............................................. 1,139 119
Lancaster Colony Corp. .................................................. 2,480 479
Lifeway Foods, Inc. (a) ................................................... 589 7
Limoneira Co. ......................................................... 1,960 43

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Mama's Creations, Inc. (a) ................................................. 4,324 $ 33
Maplebear, Inc. (a) ...................................................... 19,185 662
Medifast, Inc. ......................................................... 1,375 30
MGP Ingredients, Inc. .................................................... 1,794 146
Mission Produce, Inc. (a) .................................................. 5,634 63
Molson Coors Beverage Co. , Class B ......................................... 22,463 1,187
National Beverage Corp. .................................................. 2,793 136
Natural Grocers by Vitamin Cottage, Inc. ...................................... 939 26
Nature's Sunshine Products, Inc. (a) .......................................... 1,873 32
Nu Skin Enterprises, Inc. , Class A ........................................... 6,326 71
Oil-Dri Corp. of America ................................................. 628 41
Olaplex Holdings, Inc. (a) (b) ............................................... 16,757 35
Performance Food Group Co. (a) ............................................ 19,581 1,351
Post Holdings, Inc. (a) .................................................... 6,299 689
PriceSmart, Inc. ........................................................ 3,193 292
Reynolds Consumer Products, Inc. .......................................... 7,001 195
Seaboard Corp. ........................................................ 33 107
Seneca Foods Corp. , Class A (a) ............................................. 698 42
SOW GOOD, Inc. (a) (b) .................................................. 557 11
SpartanNash Co. ....................................................... 4,311 91
Spectrum Brands Holdings, Inc. ............................................ 3,624 307
Sprouts Farmers Market, Inc. (a) ............................................ 12,896 1,288
The Andersons, Inc. ..................................................... 4,168 227
The Beauty Health Co. (a) (b) ............................................... 9,858 18
The Boston Beer Co., Inc. , Class A (a) ........................................ 1,177 330
The Chefs' Warehouse, Inc. (a) .............................................. 4,450 185
The Hain Celestial Group, Inc. (a) ........................................... 11,435 89
The Honest Co., Inc. (a) ................................................... 8,438 32
The Simply Good Foods Co. (a) ............................................. 11,691 397
The Vita Coco Co., Inc. (a) ................................................ 4,950 128
Tootsie Roll Industries, Inc. ................................................ 1,823 56
TreeHouse Foods, Inc. (a) ................................................. 6,737 271
Turning Point Brands, Inc. ................................................ 2,102 79
U.S. Foods Holding Corp. (a) ............................................... 31,552 1,716
United Natural Foods, Inc. (a) .............................................. 7,470 116
Universal Corp. ........................................................ 3,067 164
USANA Health Sciences, Inc. (a) ............................................ 1,433 64
Utz Brands, Inc. ........................................................ 8,641 128
Vector Group Ltd. ...................................................... 17,411 223
Veru, Inc. (a) .......................................................... 16,233 15
Village Super Market, Inc. , Class A .......................................... 1,137 36
Vital Farms, Inc. (a) ..................................................... 3,573 130
WD-40 Co. ........................................................... 1,744 456
Weis Markets, Inc. ...................................................... 2,105 159
Westrock Coffee Co. (a) (b) ................................................ 3,914 39
Whole Earth Brands, Inc. (a) ............................................... 3,534 17
WK Kellogg Co. ....................................................... 8,392 148
25,261
Energy (4.4%):
Aemetis, Inc. (a) (b) ...................................................... 5,224 17
Amplify Energy Corp. (a) ................................................. 4,714 35
Antero Midstream Corp. .................................................. 43,455 624
Antero Resources Corp. (a) ................................................ 36,970 1,073
APA Corp. ............................................................ 47,710 1,488
Archrock, Inc. ......................................................... 17,282 358
Ardmore Shipping Corp. .................................................. 4,828 105
Atlas Energy Solutions, Inc. (b) ............................................. 7,719 164
Berry Corp. ........................................................... 9,655 66
Bristow Group, Inc. (a) ................................................... 3,546 135
Cactus, Inc. , Class A ..................................................... 8,404 530
California Resources Corp. ................................................ 7,872 405
Centrus Energy Corp. , Class A (a) ........................................... 1,735 76

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
ChampionX Corp. ...................................................... 24,419 $ 837
Chesapeake Energy Corp. (b) ............................................... 14,078 1,075
Chord Energy Corp. ..................................................... 7,881 1,353
Civitas Resources, Inc. ................................................... 10,993 767
Clean Energy Fuels Corp. (a) ............................................... 21,252 61
CNX Resources Corp. (a) ................................................. 22,246 589
Comstock Resources, Inc. ................................................. 11,800 112
CONSOL Energy, Inc. (a) ................................................. 3,713 371
Core Laboratories, Inc. (b) ................................................. 6,001 147
Crescent Energy Co. , Class A .............................................. 13,075 160
CVR Energy, Inc. ....................................................... 12,983 371
Delek US Holdings, Inc. .................................................. 8,077 192
DHT Holdings, Inc. ..................................................... 17,953 211
Diamond Offshore Drilling, Inc. (a) .......................................... 13,095 215
DMC Global, Inc. (a) .................................................... 2,392 32
Dorian LPG Ltd. ....................................................... 5,094 208
Dril-Quip, Inc. (a) ....................................................... 4,363 76
DT Midstream, Inc. ..................................................... 12,515 943
Empire Petroleum Corp. (a) ................................................ 2,952 16
Energy Services of America Corp. ........................................... 1,344 10
EnLink Midstream LLC .................................................. 28,793 394
Evolution Petroleum Corp. ................................................ 3,897 22
Excelerate Energy, Inc. , Class A ............................................ 3,175 64
Expro Group Holdings NV (a) .............................................. 13,661 317
Forum Energy Technologies, Inc. (a) ......................................... 1,424 26
FutureFuel Corp. ....................................................... 3,344 19
Geospace Technologies Corp. (a) ............................................ 1,594 15
Gevo, Inc. (a) .......................................................... 28,874 17
Golar LNG Ltd. ........................................................ 12,657 442
Gran Tierra Energy, Inc. (a) ................................................ 3,923 36
Granite Ridge Resources, Inc. .............................................. 6,730 46
Green Plains, Inc. (a) ..................................................... 8,106 144
Gulfport Energy Corp. (a) ................................................. 2,316 341
Hallador Energy Co. (a) ................................................... 3,175 25
Helix Energy Solutions Group, Inc. (a) ........................................ 18,472 218
Helmerich & Payne, Inc. .................................................. 12,287 497
HF Sinclair Corp. ....................................................... 22,662 1,166
International Seaways, Inc. ................................................ 4,770 267
Kinetik Holdings, Inc. ................................................... 4,826 200
Kodiak Gas Services, Inc. ................................................. 2,847 82
Kosmos Energy Ltd. (a) ................................................... 59,438 329
Liberty Energy, Inc. ..................................................... 20,757 501
Magnolia Oil & Gas Corp. , Class A .......................................... 22,487 613
Mammoth Energy Services, Inc. (a) .......................................... 5,895 24
Matador Resources Co. ................................................... 14,883 915
Murphy Oil Corp. ...................................................... 18,587 769
Nabors Industries Ltd. (a) ................................................. 1,118 115
NACCO Industries, Inc. , Class A ............................................ 405 12
Natural Gas Services Group, Inc. (a) .......................................... 1,216 25
New Fortress Energy, Inc. (b) ............................................... 14,933 295
Newpark Resources, Inc. (a) ............................................... 9,828 81
NextDecade Corp. (a) .................................................... 21,945 178
Northern Oil & Gas, Inc. .................................................. 12,101 523
NOV, Inc. ............................................................ 50,724 1,056
Oceaneering International, Inc. (a) ........................................... 12,829 385
Oil States International, Inc. (a) ............................................. 7,816 45
OPAL Fuels, Inc. , Class A (a) ............................................... 2,258 9
Ovintiv, Inc. .......................................................... 34,304 1,593
Par Pacific Holdings, Inc. (a) ............................................... 7,286 193
Patterson-UTI Energy, Inc. ................................................ 46,896 515
PBF Energy, Inc. , Class A ................................................. 13,175 537
Peabody Energy Corp. ................................................... 16,164 359
Permian Resources Corp. ................................................. 60,729 932

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
PHX Minerals, Inc. ..................................................... 3,713 $ 12
PrimeEnergy Resources Corp. (a) ............................................ 78 9
ProPetro Holding Corp. (a) ................................................ 10,701 103
Range Resources Corp. ................................................... 30,361 948
Ranger Energy Services, Inc. ............................................... 2,026 26
REX American Resources Corp. (a) .......................................... 1,997 101
Riley Exploration Permian, Inc. ............................................. 1,063 31
Ring Energy, Inc. (a) (b) ................................................... 17,171 34
RPC, Inc. ............................................................ 12,242 91
SandRidge Energy, Inc. .................................................. 4,707 64
Scorpio Tankers, Inc. .................................................... 6,041 463
SEACOR Marine Holdings, Inc. (a) .......................................... 2,951 41
Select Water Solutions, Inc. ................................................ 11,705 138
Sitio Royalties Corp. , Class A .............................................. 9,943 242
SM Energy Co. ........................................................ 14,630 676
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 3,210 42
Southwestern Energy Co. (a) ............................................... 135,410 873
Talos Energy, Inc. (a) ..................................................... 18,681 221
Teekay Corp. (a) ........................................................ 7,514 65
Teekay Tankers Ltd. , Class A ............................................... 3,136 205
Tellurian, Inc. (a) (b) ..................................................... 98,236 91
TETRA Technologies, Inc. (a) .............................................. 15,191 57
Tidewater, Inc. (a) ....................................................... 6,384 632
Transocean Ltd. (a) ...................................................... 93,023 539
U.S. Silica Holdings, Inc. (a) ............................................... 9,735 151
Uranium Energy Corp. (a) ................................................. 51,762 307
VAALCO Energy, Inc. ................................................... 13,160 94
Vital Energy, Inc. (a) ..................................................... 2,755 120
Vitesse Energy, Inc. ..................................................... 3,042 79
W&T Offshore, Inc. (b) ................................................... 12,615 30
Weatherford International PLC (a) ........................................... 8,977 1,058
World Kinect Corp. ..................................................... 7,485 209
34,916
Financials (17.8%):
1st Source Corp. ....................................................... 2,402 153
Acacia Research Corp. (a) ................................................. 12,687 68
ACNB Corp. .......................................................... 1,054 44
AFC Gamma, Inc. ...................................................... 2,164 19
Affiliated Managers Group, Inc. ............................................ 4,032 748
Affinity Bancshares, Inc. (a) ................................................ 587 13
Affirm Holdings, Inc. (a) .................................................. 32,067 907
AG Mortgage Investment Trust, Inc. ......................................... 3,554 27
AGNC Investment Corp. ................................................. 94,222 943
Alerus Financial Corp. ................................................... 2,183 49
Ally Financial, Inc. ...................................................... 38,900 1,751
Amalgamated Financial Corp. .............................................. 2,267 72
A-Mark Precious Metals, Inc. .............................................. 2,285 88
Ambac Financial Group, Inc. (a) ............................................ 5,309 70
Amerant Bancorp, Inc. ................................................... 3,478 78
American Coastal Insurance Corp. (a) ......................................... 2,941 36
American Financial Group, Inc. ............................................. 9,398 1,231
Ameris Bancorp ........................................................ 8,426 513
AMERISAFE, Inc. ...................................................... 2,433 116
Ames National Corp. .................................................... 1,139 25
Angel Oak Mortgage REIT, Inc. ............................................ 2,419 30
Annaly Capital Management, Inc. ........................................... 64,471 1,284
Apollo Commercial Real Estate Finance, Inc. ................................... 18,151 198
Arbor Realty Trust, Inc. (b) ................................................ 23,407 316
Ares Commercial Real Estate Corp. .......................................... 6,559 51
ARMOUR Residential REIT, Inc. ........................................... 6,259 126
Arrow Financial Corp. ................................................... 2,099 66
Artisan Partners Asset Management, Inc. , Class A ................................ 8,792 388

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
AssetMark Financial Holdings, Inc. (a) ........................................ 2,841 $ 98
Associated Banc-Corp. ................................................... 19,245 442
Assurant, Inc. ......................................................... 6,661 1,165
Assured Guaranty Ltd. ................................................... 6,609 544
Atlantic Union Bankshares Corp. ............................................ 11,451 473
Atlanticus Holdings Corp. (a) ............................................... 610 22
AvidXchange Holdings, Inc. (a) ............................................. 20,488 183
Axis Capital Holdings Ltd. ................................................ 9,977 756
Axos Financial, Inc. (a) ................................................... 6,632 484
B Riley Financial, Inc. (b) ................................................. 2,009 39
Banc of California, Inc. .................................................. 17,736 248
BancFirst Corp. ........................................................ 2,560 275
Bank First Corp. ....................................................... 1,173 109
Bank of Hawaii Corp. .................................................... 5,026 345
Bank of Marin Bancorp .................................................. 1,876 38
Bank OZK ............................................................ 13,934 653
Bank7 Corp. .......................................................... 459 19
BankFinancial Corp. ..................................................... 1,392 16
BankUnited, Inc. ....................................................... 9,562 368
Bankwell Financial Group, Inc. ............................................. 775 22
Banner Corp. .......................................................... 4,341 257
Bar Harbor Bankshares, Inc. ............................................... 1,917 61
BayCom Corp. ......................................................... 1,346 32
BCB Bancorp, Inc. ...................................................... 1,898 24
Berkshire Hills Bancorp, Inc. .............................................. 5,521 152
BGC Group, Inc. , Class A ................................................. 46,817 431
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 21,112 377
Blue Foundry Bancorp (a) ................................................. 2,637 30
Blue Owl Capital, Inc. ................................................... 63,848 1,218
BOK Financial Corp. .................................................... 3,341 344
Bread Financial Holdings, Inc. ............................................. 6,262 342
Bridge Investment Group Holdings, Inc. , Class A ................................ 4,750 39
Bridgewater Bancshares, Inc. (a) ............................................ 2,490 34
Brighthouse Financial, Inc. (a) .............................................. 7,924 395
Brightsphere Investment Group, Inc. ......................................... 4,836 127
BrightSpire Capital, Inc. .................................................. 16,501 95
Brookline Bancorp, Inc. .................................................. 11,139 117
Burke & Herbert Financial Services Corp. ..................................... 1,722 117
Business First Bancshares, Inc. ............................................. 3,027 77
Byline Bancorp, Inc. ..................................................... 3,168 89
C&F Financial Corp. .................................................... 404 24
Cadence Bank ......................................................... 23,530 773
California Bancorp (a) .................................................... 919 23
Camden National Corp. .................................................. 1,812 76
Cannae Holdings, Inc. (b) ................................................. 7,203 145
Cantaloupe, Inc. (a) ...................................................... 8,596 67
Capital Bancorp, Inc. .................................................... 1,134 29
Capital City Bank Group, Inc. .............................................. 1,761 63
Capitol Federal Financial, Inc. .............................................. 15,860 100
Carter Bankshares, Inc. (a) ................................................. 2,917 48
Cass Information Systems, Inc. ............................................. 1,574 68
Cathay General Bancorp .................................................. 8,905 395
Central Pacific Financial Corp. ............................................. 3,403 89
Chemung Financial Corp. ................................................. 467 23
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,110 34
Chimera Investment Corp. ................................................ 30,517 446
ChoiceOne Financial Services, Inc. .......................................... 890 24
Citizens & Northern Corp. ................................................ 1,894 38
Citizens Community Bancorp, Inc. .......................................... 1,195 15
Citizens Financial Services, Inc. ............................................ 573 31
Citizens, Inc. (a) (b) ...................................................... 5,780 15
City Holding Co. ....................................................... 1,863 227
Civista Bancshares, Inc. .................................................. 1,951 35

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Claros Mortgage Trust, Inc. ................................................ 16,488 $ 157
CNA Financial Corp. .................................................... 34,826 1,712
CNB Financial Corp. .................................................... 2,568 66
CNO Financial Group, Inc. ................................................ 13,597 474
Coastal Financial Corp. (a) ................................................ 1,423 75
Cohen & Steers, Inc. .................................................... 3,463 297
Colony Bankcorp, Inc. ................................................... 1,980 31
Columbia Banking System, Inc. ............................................ 26,795 701
Columbia Financial, Inc. (a) ................................................ 3,472 63
Comerica, Inc. ......................................................... 16,975 930
Commerce Bancshares, Inc. ............................................... 16,174 1,047
Community Financial System, Inc. .......................................... 6,728 415
Community Trust Bancorp, Inc. ............................................. 2,249 114
Community West Bancshares .............................................. 2,127 44
Compass Diversified Holdings ............................................. 8,497 204
ConnectOne Bancorp, Inc. ................................................ 4,561 110
Consumer Portfolio Services, Inc. (a) ......................................... 1,054 10
Crawford & Co. , Class A ................................................. 2,739 27
Credit Acceptance Corp. (a) ................................................ 813 467
CrossFirst Bankshares, Inc. (a) .............................................. 5,344 99
Cullen/Frost Bankers, Inc. ................................................. 7,690 900
Customers Bancorp, Inc. (a) ................................................ 3,772 243
CVB Financial Corp. .................................................... 16,951 323
Diamond Hill Investment Group, Inc. ........................................ 341 54
Dime Community Bancshares, Inc. .......................................... 4,752 120
Donegal Group, Inc. , Class A .............................................. 2,083 31
Donnelley Financial Solutions, Inc. (a) ........................................ 3,570 241
Dynex Capital, Inc. ..................................................... 9,475 115
Eagle Bancorp, Inc. ..................................................... 3,772 81
East West Bancorp, Inc. .................................................. 17,783 1,563
Eastern Bankshares, Inc. .................................................. 25,290 421
eHealth, Inc. (a) ........................................................ 3,420 18
Ellington Credit Co. ..................................................... 2,557 18
Ellington Financial, Inc. (b) ................................................ 10,452 133
Employers Holdings, Inc. ................................................. 3,212 154
Encore Capital Group, Inc. (a) .............................................. 2,973 150
Enova International, Inc. (a) ................................................ 3,308 286
Enstar Group Ltd. (a) .................................................... 1,622 526
Enterprise Bancorp, Inc. .................................................. 1,240 37
Enterprise Financial Services Corp. .......................................... 4,732 250
Equitable Holdings, Inc. .................................................. 41,804 1,823
Equity Bancshares, Inc. , Class A ............................................ 1,684 68
Erie Indemnity Co. , Class A ............................................... 4,549 2,007
Esquire Financial Holdings, Inc. ............................................ 905 56
ESSA Bancorp, Inc. ..................................................... 1,076 21
Essent Group Ltd. ...................................................... 13,340 838
Euronet Worldwide, Inc. (a) ................................................ 5,487 560
Evans Bancorp, Inc. (b) ................................................... 677 24
Evercore, Inc. ......................................................... 4,590 1,149
EVERTEC, Inc. ........................................................ 8,176 282
EZCORP, Inc. , Class A (a) ................................................. 6,420 67
F&G Annuities & Life, Inc. ................................................ 15,992 690
Farmers & Merchants Bancorp, Inc. .......................................... 1,625 45
Farmers National Banc Corp. .............................................. 4,630 72
FB Financial Corp. ...................................................... 4,532 212
Federal Agricultural Mortgage Corp. , Class C ................................... 1,179 243
Federated Hermes, Inc. ................................................... 10,403 357
Fidelity D&D Bancorp, Inc. ............................................... 598 31
Fidelity National Financial, Inc. ............................................ 33,417 1,852
Financial Institutions, Inc. ................................................. 1,941 51
Finwise Bancorp (a) ..................................................... 1,112 14
First American Financial Corp. ............................................. 12,768 773
First Bancorp .......................................................... 5,121 214

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
First Bancorp .......................................................... 20,950 $ 449
First Bank ............................................................ 2,800 43
First Busey Corp. ....................................................... 6,991 192
First Business Financial Services, Inc. ........................................ 935 43
First Commonwealth Financial Corp. ......................................... 12,949 234
First Community Bankshares, Inc. ........................................... 1,995 89
First Community Corp. ................................................... 905 20
First Financial Bancorp ................................................... 12,059 330
First Financial Bankshares, Inc. ............................................. 17,690 680
First Financial Corp. ..................................................... 1,464 66
First Financial Northwest, Inc. ............................................. 901 19
First Foundation, Inc. .................................................... 6,491 45
First Guaranty Bancshares, Inc. ............................................. 774 8
First Hawaiian, Inc. ..................................................... 16,412 411
First Horizon Corp. ..................................................... 69,682 1,166
First Internet Bancorp .................................................... 949 35
First Interstate BancSystem, Inc. , Class A ...................................... 11,644 368
First Merchants Corp. .................................................... 7,454 301
First Mid Bancshares, Inc. ................................................ 2,614 100
First Savings Financial Group, Inc. .......................................... 657 14
First United Corp. ...................................................... 789 22
First Western Financial, Inc. (a) ............................................. 879 16
FirstCash Holdings, Inc. .................................................. 5,095 569
Five Star Bancorp ...................................................... 1,908 56
Flushing Financial Corp. .................................................. 3,553 52
Flywire Corp. (a) ....................................................... 15,171 278
FNB Corp. ............................................................ 45,829 703
Forge Global Holdings, Inc. (a) (b) ........................................... 13,676 20
Franklin BSP Realty Trust, Inc. ............................................. 10,496 145
Franklin Financial Services Corp. ........................................... 531 18
Freedom Holding Corp. (a) (b) .............................................. 2,195 185
FS Bancorp, Inc. ....................................................... 851 37
Fulton Financial Corp. ................................................... 23,203 449
FVCBankcorp, Inc. (a) ................................................... 1,843 23
GCM Grosvenor, Inc. , Class A ............................................. 5,551 62
Genworth Financial, Inc. (a) ................................................ 55,125 373
German American Bancorp, Inc. ............................................ 3,641 143
Glacier Bancorp, Inc. .................................................... 14,574 652
Globe Life, Inc. ........................................................ 11,640 1,079
Goosehead Insurance, Inc. , Class A (a) ........................................ 2,976 269
Granite Point Mortgage Trust, Inc. ........................................... 6,424 19
Great Ajax Corp. ....................................................... 4,979 17
Great Southern Bancorp, Inc. .............................................. 1,115 70
Green Dot Corp. , Class A (a) ............................................... 6,583 63
Greene County Bancorp, Inc. .............................................. 896 32
Greenlight Capital Re Ltd. , Class A (a) ........................................ 3,489 48
Guaranty Bancshares, Inc. ................................................. 1,052 36
HA Sustainable Infrastructure Capital, Inc. ..................................... 14,382 471
Hamilton Lane, Inc. , Class A ............................................... 4,662 673
Hancock Whitney Corp. .................................................. 11,056 605
Hanmi Financial Corp. ................................................... 3,854 79
Hanover Bancorp, Inc. ................................................... 532 9
HarborOne Bancorp, Inc. ................................................. 5,027 67
Hawthorn Bancshares, Inc. ................................................ 813 18
HBT Financial, Inc. ..................................................... 1,584 36
HCI Group, Inc. ........................................................ 1,061 100
Heartland Financial USA, Inc. .............................................. 5,114 279
Heritage Commerce Corp. ................................................ 7,514 78
Heritage Financial Corp. .................................................. 4,396 102
Heritage Insurance Holdings, Inc. (a) ......................................... 2,916 23
Hilltop Holdings, Inc. .................................................... 5,886 194
Hippo Holdings, Inc. (a) .................................................. 1,681 30
Home Bancorp, Inc. ..................................................... 898 40

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Home Bancshares, Inc. ................................................... 23,951 $ 679
HomeStreet, Inc. ....................................................... 2,286 33
HomeTrust Bancshares, Inc. ............................................... 1,881 67
Hope Bancorp, Inc. ..................................................... 14,775 194
Horace Mann Educators Corp. .............................................. 5,258 182
Horizon Bancorp, Inc. ................................................... 5,519 88
Houlihan Lokey, Inc. .................................................... 6,774 1,018
I3 Verticals, Inc. , Class A (a) ............................................... 2,889 71
Independent Bank Corp. .................................................. 5,421 348
Independent Bank Corp., Michigan .......................................... 2,577 89
Independent Bank Group, Inc. .............................................. 4,625 273
Interactive Brokers Group, Inc. ............................................. 13,353 1,593
International Bancshares Corp. ............................................. 7,058 476
International Money Express, Inc. (a) ......................................... 3,774 84
Invesco Ltd. ........................................................... 57,119 986
Invesco Mortgage Capital, Inc. ............................................. 6,285 57
Investar Holding Corp. ................................................... 1,083 20
Investors Title Co. ...................................................... 182 39
Jackson Financial, Inc. , Class A ............................................. 9,696 854
James River Group Holdings Ltd. ........................................... 4,678 40
Jefferies Financial Group, Inc. .............................................. 20,344 1,190
John Marshall Bancorp, Inc. ............................................... 1,588 31
Kearny Financial Corp. ................................................... 7,313 53
Kemper Corp. ......................................................... 7,924 508
KeyCorp ............................................................. 121,247 1,956
Kingsway Financial Services, Inc. (a) ......................................... 2,602 22
Kinsale Capital Group, Inc. ................................................ 2,845 1,300
KKR Real Estate Finance Trust, Inc. ......................................... 7,512 86
Ladder Capital Corp. .................................................... 14,596 175
Lakeland Financial Corp. ................................................. 3,192 219
Lazard, Inc. ........................................................... 13,702 674
LCNB Corp. .......................................................... 1,709 26
Lemonade, Inc. (a) (b) .................................................... 6,610 119
LendingClub Corp. (a) .................................................... 13,823 173
LendingTree, Inc. (a) ..................................................... 1,403 75
Lincoln National Corp. ................................................... 21,692 722
LINKBancorp, Inc. ..................................................... 3,063 22
Live Oak Bancshares, Inc. ................................................ 4,366 197
loanDepot, Inc. , Class A (a) (b) .............................................. 8,353 17
LUB Liquidating Trust (a) (c) ............................................... 2,351 2
Lument Finance Trust, Inc. ................................................ 4,275 12
Macatawa Bank Corp. ................................................... 3,364 50
Maiden Holdings Ltd. (a) .................................................. 9,405 20
MainStreet Bancshares, Inc. ............................................... 808 14
MarketAxess Holdings, Inc. ............................................... 4,782 1,069
Marqeta, Inc. , Class A (a) ................................................. 49,620 267
MBIA, Inc. ........................................................... 5,673 25
Medallion Financial Corp. ................................................ 2,207 18
Mercantile Bank Corp. ................................................... 1,962 95
Merchants Bancorp ..................................................... 2,438 110
Mercury General Corp. ................................................... 3,429 205
Meridian Corp. ........................................................ 1,096 13
Metrocity Bankshares, Inc. ................................................ 2,360 75
Metropolitan Bank Holding Corp. (a) ......................................... 1,215 64
MFA Financial, Inc. ..................................................... 13,084 146
MGIC Investment Corp. .................................................. 33,939 843
Mid Penn Bancorp, Inc. .................................................. 1,801 53
Middlefield Banc Corp. .................................................. 921 25
Midland States Bancorp, Inc. .............................................. 2,603 62
MidWestOne Financial Group, Inc. .......................................... 1,844 54
Moelis & Co. , Class A ................................................... 9,054 616
Moneylion, Inc. (a) (b) .................................................... 693 48
Morningstar, Inc. ....................................................... 3,473 1,103

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Mr. Cooper Group, Inc. (a) ................................................. 8,035 $ 722
MVB Financial Corp. .................................................... 1,516 35
National Bank Holdings Corp. , Class A ....................................... 4,775 200
National Bankshares, Inc. ................................................. 736 23
Navient Corp. ......................................................... 14,200 233
NB Bancorp, Inc. (a) ..................................................... 5,422 104
NBT Bancorp, Inc. ...................................................... 5,946 291
NCR Atleos Corp. (a) .................................................... 9,091 292
Nelnet, Inc. , Class A ..................................................... 2,092 236
NerdWallet, Inc. , Class A (a) ............................................... 4,872 71
New York Community Bancorp, Inc. (a) (b) ..................................... 32,068 337
New York Mortgage Trust, Inc. ............................................. 11,598 75
NewtekOne, Inc. ....................................................... 3,002 42
Nexpoint Real Estate Finance, Inc. .......................................... 2,172 31
NI Holdings, Inc. (a) ..................................................... 847 14
Nicolet Bankshares, Inc. .................................................. 1,696 171
NMI Holdings, Inc. (a) ................................................... 10,191 401
Northeast Bank ........................................................ 886 64
Northeast Community Bancorp, Inc. ......................................... 1,569 36
Northfield Bancorp, Inc. .................................................. 5,025 63
Northrim Bancorp, Inc. ................................................... 687 47
Northwest Bancshares, Inc. ................................................ 15,581 219
Norwood Financial Corp. ................................................. 926 27
Oak Valley Bancorp ..................................................... 848 24
OceanFirst Financial Corp. ................................................ 7,319 133
OFG Bancorp ......................................................... 5,957 271
Old National Bancorp .................................................... 40,792 817
Old Republic International Corp. ............................................ 32,483 1,125
Old Second Bancorp, Inc. ................................................. 5,297 90
OneMain Holdings, Inc. .................................................. 15,367 803
Onity Group, Inc. (a) ..................................................... 794 23
OP Bancorp ........................................................... 1,439 18
Open Lending Corp. (a) ................................................... 13,532 85
Oportun Financial Corp. (a) ................................................ 3,512 11
Oppenheimer Holdings, Inc. , Class A ......................................... 751 39
Orange County Bancorp, Inc. .............................................. 563 35
Orchid Island Capital, Inc. (b) .............................................. 8,079 65
Origin Bancorp, Inc. ..................................................... 3,637 125
Orrstown Financial Services, Inc. ........................................... 2,369 83
Oscar Health, Inc. , Class A (a) .............................................. 21,531 381
P10, Inc. , Class A ....................................................... 5,355 53
Pacific Premier Bancorp, Inc. .............................................. 12,167 329
Palomar Holdings, Inc. (a) ................................................. 3,124 287
Park National Corp. ..................................................... 2,027 359
Parke Bancorp, Inc. ..................................................... 1,287 25
Pathward Financial, Inc. .................................................. 3,207 217
Paymentus Holdings, Inc. , Class A (a) ........................................ 2,305 49
Payoneer Global, Inc. (a) .................................................. 37,135 205
Paysafe Ltd. (a) ......................................................... 3,890 82
Paysign, Inc. (a) ........................................................ 4,203 22
PCB Bancorp .......................................................... 1,443 28
Peapack-Gladstone Financial Corp. .......................................... 1,895 54
Penns Woods Bancorp, Inc. ................................................ 918 22
PennyMac Financial Services, Inc. .......................................... 6,210 609
PennyMac Mortgage Investment Trust ........................................ 11,072 152
Peoples Bancorp of North Carolina, Inc. ....................................... 550 17
Peoples Bancorp, Inc. .................................................... 4,314 144
Peoples Financial Services Corp. ............................................ 1,187 59
Perella Weinberg Partners ................................................. 6,144 116
Pinnacle Financial Partners, Inc. ............................................ 9,759 940
Pioneer Bancorp, Inc. (a) .................................................. 1,449 16
Piper Sandler Cos. ...................................................... 2,210 604
PJT Partners, Inc. , Class A ................................................ 2,852 379

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Plumas Bancorp ........................................................ 671 $ 29
Ponce Financial Group, Inc. (a) ............................................. 2,468 24
Popular, Inc. .......................................................... 9,132 937
PRA Group, Inc. (a) ..................................................... 4,930 131
Preferred Bank ......................................................... 1,768 152
Premier Financial Corp. .................................................. 4,521 115
Primerica, Inc. ......................................................... 4,415 1,112
Primis Financial Corp. ................................................... 2,438 32
Princeton Bancorp, Inc. .................................................. 567 22
Priority Technology Holdings, Inc. (a) ........................................ 2,168 13
ProAssurance Corp. (a) ................................................... 6,495 85
PROG Holdings, Inc. .................................................... 5,480 247
Prosperity Bancshares, Inc. ................................................ 11,834 858
Provident Bancorp, Inc. (a) ................................................ 1,987 22
Provident Financial Services, Inc. ........................................... 15,788 293
QCR Holdings, Inc. ..................................................... 2,096 160
Radian Group, Inc. ...................................................... 19,222 713
RBB Bancorp ......................................................... 2,143 49
Ready Capital Corp. (b) ................................................... 21,587 200
Red River Bancshares, Inc. ................................................ 547 30
Redwood Trust, Inc. ..................................................... 16,864 123
Regional Management Corp. ............................................... 1,165 38
Reinsurance Group of America, Inc. ......................................... 8,459 1,907
Remitly Global, Inc. (a) ................................................... 18,076 239
RenaissanceRe Holdings Ltd. .............................................. 6,526 1,513
Renasant Corp. ........................................................ 7,047 242
Repay Holdings Corp. (a) ................................................. 10,325 99
Republic Bancorp, Inc. , Class A ............................................ 1,036 68
Richmond Mutual Bancorp, Inc. (b) .......................................... 1,224 15
Rithm Capital Corp. ..................................................... 62,049 720
RLI Corp. ............................................................ 5,203 784
Robinhood Markets, Inc. , Class A (a) ......................................... 63,337 1,303
Rocket Cos., Inc. , Class A (a) ............................................... 15,825 256
Root, Inc. , Class A (a) .................................................... 884 53
Runway Growth Finance Corp. (b) ........................................... 5,020 59
Ryan Specialty Holdings, Inc. .............................................. 12,575 775
S&T Bancorp, Inc. ...................................................... 4,869 216
Sachem Capital Corp. (b) .................................................. 5,855 15
Safety Insurance Group, Inc. ............................................... 1,875 160
Sandy Spring Bancorp, Inc. ................................................ 5,603 172
Seacoast Banking Corp. of Florida ........................................... 10,765 300
Security National Financial Corp. , Class A (a) ................................... 1,873 15
SEI Investments Co. ..................................................... 14,021 951
Selective Insurance Group, Inc. ............................................. 7,779 703
Selectquote, Inc. (a) ..................................................... 17,293 71
ServisFirst Bancshares, Inc. ............................................... 6,519 523
Seven Hills Realty Trust .................................................. 1,860 25
Sezzle, Inc. (a) (b) ....................................................... 311 27
Shift4 Payments, Inc. , Class A (a) ............................................ 7,846 540
Shore Bancshares, Inc. ................................................... 3,840 56
Sierra Bancorp ......................................................... 1,625 47
Silvercrest Asset Management Group, Inc. , Class A ............................... 1,147 20
Simmons First National Corp. , Class A ....................................... 15,928 343
SiriusPoint Ltd. (a) ...................................................... 12,377 178
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,237 168
SLM Corp. ........................................................... 27,926 634
SmartFinancial, Inc. ..................................................... 1,761 50
SoFi Technologies, Inc. (a) (b) .............................................. 127,342 960
South Plains Financial, Inc. ................................................ 1,514 49
Southern California Bancorp (a) ............................................. 1,493 24
Southern First Bancshares, Inc. (a) ........................................... 931 32
Southern Missouri Bancorp, Inc. ............................................ 1,227 70
Southern States Bancshares, Inc. ............................................ 840 27

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Southside Bancshares, Inc. ................................................ 3,689 $ 129
SouthState Corp. ....................................................... 9,696 960
Starwood Property Trust, Inc. .............................................. 38,357 765
Stellar Bancorp, Inc. ..................................................... 6,230 171
StepStone Group, Inc. , Class A ............................................. 7,183 361
Sterling Bancorp, Inc. (a) .................................................. 2,238 13
Stewart Information Services Corp. .......................................... 3,495 247
Stifel Financial Corp. .................................................... 12,767 1,132
Stock Yards Bancorp, Inc. ................................................. 3,467 216
StoneX Group, Inc. (a) ................................................... 3,518 293
Synovus Financial Corp. .................................................. 18,800 879
Texas Capital Bancshares, Inc. (a) ........................................... 5,879 389
TFS Financial Corp. ..................................................... 6,717 91
The Baldwin Insurance Group, Inc. (a) ........................................ 8,441 369
The Bancorp, Inc. (a) ..................................................... 6,345 329
The Bank of NT Butterfield & Son Ltd. ....................................... 6,022 231
The Carlyle Group, Inc. .................................................. 26,962 1,341
The First Bancorp, Inc. ................................................... 1,231 35
The First Bancshares, Inc. ................................................. 3,646 121
The First of Long Island Corp. ............................................. 2,727 36
The Hanover Insurance Group, Inc. .......................................... 4,592 631
The Hingham Institution for Savings (b) ....................................... 200 50
The Western Union Co. ................................................... 43,539 518
Third Coast Bancshares, Inc. (a) ............................................. 1,430 33
Timberland Bancorp, Inc. ................................................. 937 29
Tiptree, Inc. ........................................................... 2,768 55
Toast, Inc. , Class A (a) .................................................... 49,002 1,282
Tompkins Financial Corp. ................................................. 1,679 106
Towne Bank .......................................................... 8,712 290
TPG RE Finance Trust, Inc. ............................................... 7,552 66
TPG, Inc. ............................................................ 10,272 524
Tradeweb Markets, Inc. , Class A ............................................ 14,882 1,662
TriCo Bancshares ....................................................... 3,944 184
Triumph Financial, Inc. (a) ................................................. 2,804 254
Trupanion, Inc. (a) (b) .................................................... 3,840 142
TrustCo Bank Corp. ..................................................... 2,376 85
Trustmark Corp. ........................................................ 7,284 253
Two Harbors Investment Corp. ............................................. 13,238 178
UMB Financial Corp. .................................................... 5,895 601
United Bankshares, Inc. .................................................. 17,071 665
United Community Banks, Inc. ............................................. 15,283 473
United Fire Group, Inc. ................................................... 2,730 61
Unity Bancorp, Inc. ..................................................... 793 27
Universal Insurance Holdings, Inc. .......................................... 3,334 66
Univest Financial Corp. .................................................. 3,713 103
Unum Group .......................................................... 24,245 1,395
Upstart Holdings, Inc. (a) (b) ............................................... 9,746 272
USCB Financial Holdings, Inc. ............................................. 1,307 22
UWM Holdings Corp. ................................................... 11,064 93
Valley National Bancorp .................................................. 64,635 543
Veritex Holdings, Inc. .................................................... 6,775 170
Victory Capital Holdings, Inc. , Class A (e) ..................................... 5,684 298
Virginia National Bankshares Corp. .......................................... 608 24
Virtu Financial, Inc. , Class A ............................................... 10,783 295
Virtus Investment Partners, Inc. ............................................. 865 195
Voya Financial, Inc. ..................................................... 12,920 940
WaFd, Inc. ............................................................ 10,323 367
Walker & Dunlop, Inc. ................................................... 4,124 441
Washington Trust Bancorp, Inc. ............................................. 2,161 69
Waterstone Financial, Inc. ................................................. 2,067 31
Webster Financial Corp. .................................................. 21,931 1,088
WesBanco, Inc. ........................................................ 7,412 236
West Bancorp, Inc. ...................................................... 1,907 40

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Westamerica Bancorp .................................................... 3,285 $ 177
Western Alliance Bancorp ................................................. 13,819 1,112
Western New England Bancorp, Inc. ......................................... 2,449 20
Westwood Holdings Group, Inc. ............................................ 912 12
WEX, Inc. (a) .......................................................... 5,367 985
White Mountains Insurance Group Ltd. ....................................... 321 573
William Penn Bancorp ................................................... 973 12
Wintrust Financial Corp. .................................................. 7,852 850
WisdomTree, Inc. ....................................................... 15,265 182
World Acceptance Corp. (a) ................................................ 638 78
WSFS Financial Corp. ................................................... 7,682 434
Zions Bancorp NA ...................................................... 18,759 969
140,402
Health Care (13.0%):
10X Genomics, Inc. , Class A (a) ............................................. 12,728 263
23andMe Holding Co. , Class A (a) ........................................... 36,770 15
2seventy bio, Inc. (a) ..................................................... 6,328 30
4D Molecular Therapeutics, Inc. (a) .......................................... 5,623 100
89bio, Inc. (a) .......................................................... 11,864 109
Abeona Therapeutics, Inc. (a) ............................................... 5,094 25
Absci Corp. (a) (b) ....................................................... 11,824 52
Acadia Healthcare Co., Inc. (a) .............................................. 11,632 754
ACADIA Pharmaceuticals, Inc. (a) ........................................... 21,182 403
Accolade, Inc. (a) ....................................................... 8,810 36
Accuray, Inc. (a) ........................................................ 12,070 22
ACELYRIN, Inc. (a) ..................................................... 8,116 49
Achieve Life Sciences, Inc. (a) .............................................. 3,559 18
Acrivon Therapeutics, Inc. (a) .............................................. 2,828 24
Actinium Pharmaceuticals, Inc. (a) ........................................... 3,707 26
Acumen Pharmaceuticals, Inc. (a) ............................................ 5,730 19
AdaptHealth Corp. (a) .................................................... 10,268 117
Adaptive Biotechnologies Corp. (a) .......................................... 18,373 84
Addus HomeCare Corp. (a) ................................................ 2,071 251
Adicet Bio, Inc. (a) ...................................................... 8,522 13
ADMA Biologics, Inc. (a) ................................................. 29,031 356
Adverum Biotechnologies, Inc. (a) ........................................... 1,679 12
Aerovate Therapeutics, Inc. (a) .............................................. 2,482 5
Agenus, Inc. (a) (b) ...................................................... 2,577 16
agilon health, Inc. (a) ..................................................... 39,159 270
Agios Pharmaceuticals, Inc. (a) ............................................. 7,158 332
AirSculpt Technologies, Inc. (a) (b) ........................................... 1,675 8
Akebia Therapeutics, Inc. (a) (b) ............................................. 24,827 34
Akero Therapeutics, Inc. (a) ................................................ 7,502 201
Aldeyra Therapeutics, Inc. (a) .............................................. 7,443 29
Alector, Inc. (a) ......................................................... 9,878 59
Alignment Healthcare, Inc. (a) .............................................. 11,693 102
Alimera Sciences, Inc. (a) ................................................. 6,287 35
Alkermes PLC (a) ....................................................... 21,537 588
Allogene Therapeutics, Inc. (a) .............................................. 17,697 52
Alphatec Holdings, Inc. (a) ................................................ 12,704 128
Altimmune, Inc. (a) (b) .................................................... 9,081 58
Alto Neuroscience, Inc. (a) ................................................ 2,850 31
ALX Oncology Holdings, Inc. (a) ............................................ 3,846 18
Amedisys, Inc. (a) ....................................................... 4,142 406
American Well Corp. , Class A (a) ............................................ 1,507 12
Amicus Therapeutics, Inc. (a) ............................................... 37,225 384
AMN Healthcare Services, Inc. (a) ........................................... 4,872 329
Amneal Pharmaceuticals, Inc. (a) ............................................ 14,354 105
Amphastar Pharmaceuticals, Inc. (a) .......................................... 4,723 206
Amylyx Pharmaceuticals, Inc. (a) (b) .......................................... 5,936 12
AnaptysBio, Inc. (a) ..................................................... 3,130 109
Anavex Life Sciences Corp. (a) (b) ........................................... 10,597 72

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
AngioDynamics, Inc. (a) .................................................. 4,986 $ 39
ANI Pharmaceuticals, Inc. (a) .............................................. 2,220 146
Anika Therapeutics, Inc. (a) ................................................ 1,860 51
Annexon, Inc. (a) ....................................................... 10,345 66
Apellis Pharmaceuticals, Inc. (a) ............................................ 12,860 509
Apogee Therapeutics, Inc. (a) ............................................... 4,779 233
Applied Therapeutics, Inc. (a) .............................................. 11,494 68
Aquestive Therapeutics, Inc. (a) (b) ........................................... 10,299 40
Arcellx, Inc. (a) ........................................................ 5,177 320
Arcturus Therapeutics Holdings, Inc. (a) ....................................... 3,174 74
Arcus Biosciences, Inc. (a) ................................................. 6,204 102
Arcutis Biotherapeutics, Inc. (a) ............................................. 11,688 118
Ardelyx, Inc. (a) ........................................................ 29,089 161
ArriVent Biopharma, Inc. (a) ............................................... 2,545 56
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 15,195 434
ARS Pharmaceuticals, Inc. (a) .............................................. 5,550 60
Artivion, Inc. (a) ........................................................ 5,058 137
Arvinas, Inc. (a) ........................................................ 7,662 211
Astrana Health, Inc. (a) ................................................... 5,327 279
Astria Therapeutics, Inc. (a) ................................................ 5,609 66
Atea Pharmaceuticals, Inc. (a) .............................................. 9,549 36
Atossa Therapeutics, Inc. (a) ............................................... 16,200 22
AtriCure, Inc. (a) ....................................................... 6,041 130
Atrion Corp. .......................................................... 125 57
aTyr Pharma, Inc. (a) ..................................................... 8,640 17
Aura Biosciences, Inc. (a) ................................................. 5,038 51
Avanos Medical, Inc. (a) .................................................. 5,791 139
Aveanna Healthcare Holdings, Inc. (a) (b) ...................................... 7,039 30
Avid Bioservices, Inc. (a) .................................................. 8,102 85
Avidity Biosciences, Inc. (a) ............................................... 11,186 510
Avita Medical, Inc. (a) (b) .................................................. 3,309 32
Axogen, Inc. (a) ........................................................ 5,289 46
Axonics, Inc. (a) ........................................................ 6,497 445
Axsome Therapeutics, Inc. (a) .............................................. 5,035 440
Azenta, Inc. (a) ......................................................... 6,825 425
Beam Therapeutics, Inc. (a) ................................................ 9,921 314
BioCryst Pharmaceuticals, Inc. (a) ........................................... 25,586 186
Biodesix, Inc. (a) (b) ..................................................... 5,464 9
Biohaven Ltd. (a) ....................................................... 9,855 388
BioLife Solutions, Inc. (a) ................................................. 5,676 136
Biomea Fusion, Inc. (a) (b) ................................................. 3,594 20
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,558 866
Biote Corp. , Class A (a) ................................................... 3,616 29
Bio-Techne Corp. ....................................................... 20,143 1,643
Bioventus, Inc. , Class A (a) ................................................ 4,714 33
Black Diamond Therapeutics, Inc. (a) ......................................... 5,514 34
Bluebird Bio, Inc. (a) (b) .................................................. 24,494 28
Blueprint Medicines Corp. (a) .............................................. 7,922 858
Boundless Bio, Inc. (a) (b) ................................................. 1,821 7
Bridgebio Pharma, Inc. (a) ................................................. 18,178 472
BrightSpring Health Services, Inc. (a) (b) ....................................... 6,816 84
Brookdale Senior Living, Inc. (a) ............................................ 21,939 170
Bruker Corp. .......................................................... 13,057 895
Butterfly Network, Inc. (a) (b) ............................................... 19,945 22
C4 Therapeutics, Inc. (a) (b) ................................................ 7,510 50
Cabaletta Bio, Inc. (a) .................................................... 5,385 38
Candel Therapeutics, Inc. (a) ............................................... 2,436 14
Capricor Therapeutics, Inc. (a) (b) ............................................ 3,761 15
Cardiff Oncology, Inc. (a) ................................................. 5,298 12
CareDx, Inc. (a) ........................................................ 5,942 119
Cargo Therapeutics, Inc. (a) (b) .............................................. 3,386 58
Caribou Biosciences, Inc. (a) ............................................... 10,316 24
Cartesian Therapeutics, Inc. (a) (b) ........................................... 896 15

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Cassava Sciences, Inc. (a) (b) ............................................... 5,798 $ 129
Castle Biosciences, Inc. (a) ................................................ 3,238 78
Catalent, Inc. (a) ........................................................ 22,726 1,349
Catalyst Pharmaceuticals, Inc. (a) ............................................ 13,128 226
Celcuity, Inc. (a) ........................................................ 3,533 65
Celldex Therapeutics, Inc. (a) ............................................... 8,322 317
Century Therapeutics, Inc. (a) .............................................. 4,267 10
Cerevel Therapeutics Holdings, Inc. (a) ........................................ 11,317 509
Certara, Inc. (a) ......................................................... 14,285 223
Cerus Corp. (a) ......................................................... 22,739 51
CervoMed, Inc. (a) ...................................................... 689 9
CG oncology, Inc. (a) (b) .................................................. 5,247 175
Charles River Laboratories International, Inc. (a) ................................. 6,573 1,604
Chemed Corp. ......................................................... 1,912 1,090
ChromaDex Corp. (a) .................................................... 6,251 19
Cibus, Inc. (a) (b) ........................................................ 1,977 20
Citius Pharmaceuticals, Inc. (a) (b) ........................................... 21,738 20
ClearPoint Neuro, Inc. (a) ................................................. 3,071 22
Clover Health Investments Corp. (a) (b) ........................................ 48,570 93
Codexis, Inc. (a) ........................................................ 8,868 32
Cogent Biosciences, Inc. (a) ................................................ 9,829 93
Coherus Biosciences, Inc. (a) ............................................... 14,144 22
Collegium Pharmaceutical, Inc. (a) ........................................... 4,111 159
Community Health Systems, Inc. (a) .......................................... 16,092 85
Compass Therapeutics, Inc. (a) .............................................. 11,465 12
CONMED Corp. ....................................................... 3,902 269
Context Therapeutics, Inc. (a) .............................................. 1,801 4
Contineum Therapeutics, Inc. , Class A (a) ...................................... 1,266 25
Corbus Pharmaceuticals Holdings, Inc. (a) ..................................... 1,360 81
Corcept Therapeutics, Inc. (a) .............................................. 11,596 448
CorMedix, Inc. (a) ...................................................... 6,967 32
CorVel Corp. (a) ........................................................ 1,181 362
Corvus Pharmaceuticals, Inc. (a) ............................................ 6,459 17
Crinetics Pharmaceuticals, Inc. (a) ........................................... 9,502 505
Cross Country Healthcare, Inc. (a) ........................................... 4,253 78
CryoPort, Inc. (a) ....................................................... 6,145 57
Cullinan Therapeutics, Inc. (a) .............................................. 5,674 110
CVRx, Inc. (a) (b) ....................................................... 1,413 12
Cytek Biosciences, Inc. (a) ................................................. 15,393 103
Cytokinetics, Inc. (a) ..................................................... 14,307 844
CytomX Therapeutics, Inc. (a) .............................................. 9,424 13
DaVita, Inc. (a) ......................................................... 11,154 1,524
Day One Biopharmaceuticals, Inc. (a) ......................................... 7,823 112
Definitive Healthcare Corp. (a) .............................................. 6,543 26
Delcath Systems, Inc. (a) .................................................. 3,032 26
Denali Therapeutics, Inc. (a) ............................................... 15,133 369
DENTSPLY SIRONA, Inc. ................................................ 26,613 722
Design Therapeutics, Inc. (a) ............................................... 4,284 22
Dianthus Therapeutics, Inc. (a) (b) ............................................ 2,641 79
Disc Medicine, Inc. (a) ................................................... 1,674 72
DocGo, Inc. (a) ......................................................... 10,971 40
Doximity, Inc. , Class A (a) ................................................. 15,320 429
Dynavax Technologies Corp. (a) ............................................. 16,822 188
Dyne Therapeutics, Inc. (a) ................................................ 8,818 378
Edgewise Therapeutics, Inc. (a) ............................................. 8,476 144
Editas Medicine, Inc. (a) .................................................. 10,572 57
Elanco Animal Health, Inc. (a) .............................................. 63,076 823
Electromed, Inc. (a) ...................................................... 798 12
Elevation Oncology, Inc. (a) (b) ............................................. 6,174 16
Eliem Therapeutics, Inc. (a) ................................................ 2,618 22
Embecta Corp. ......................................................... 6,977 109
Emergent BioSolutions, Inc. (a) ............................................. 6,482 82
Enanta Pharmaceuticals, Inc. (a) ............................................. 2,541 38

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Encompass Health Corp. .................................................. 12,804 $ 1,190
Enhabit, Inc. (a) ........................................................ 6,325 65
Enliven Therapeutics, Inc. (a) ............................................... 3,477 92
Enovis Corp. (a) ........................................................ 6,903 329
Entrada Therapeutics, Inc. (a) ............................................... 2,366 39
Envista Holdings Corp. (a) ................................................. 22,025 376
Erasca, Inc. (a) ......................................................... 21,479 68
Esperion Therapeutics, Inc. (a) (b) ............................................ 22,210 51
Establishment Labs Holdings, Inc. (a) ......................................... 3,116 138
Evolent Health, Inc. , Class A (a) ............................................. 14,289 333
Evolus, Inc. (a) ......................................................... 6,959 86
Exact Sciences Corp. (a) .................................................. 23,490 1,073
Exelixis, Inc. (a) ........................................................ 36,617 859
EyePoint Pharmaceuticals, Inc. (a) ........................................... 6,327 63
Fate Therapeutics, Inc. (a) ................................................. 12,513 67
Fibrobiologics, Inc. (a) ................................................... 3,421 18
FibroGen, Inc. (a) ....................................................... 11,942 6
Foghorn Therapeutics, Inc. (a) .............................................. 4,061 29
Fortrea Holdings, Inc. (a) .................................................. 11,523 318
Fractyl Health, Inc. (a) (b) ................................................. 2,562 8
Fulcrum Therapeutics, Inc. (a) .............................................. 7,463 69
Fulgent Genetics, Inc. (a) .................................................. 2,495 60
G1 Therapeutics, Inc. (a) .................................................. 5,543 24
Galectin Therapeutics, Inc. (a) (b) ............................................ 5,516 14
GeneDx Holdings Corp. (a) ................................................ 2,112 69
Generation Bio Co. (a) ................................................... 6,260 21
Geron Corp. (a) ......................................................... 64,681 307
Glaukos Corp. (a) ....................................................... 6,262 734
Globus Medical, Inc. (a) .................................................. 14,434 1,039
GoodRx Holdings, Inc. , Class A (a) .......................................... 10,043 91
Gossamer Bio, Inc. (a) .................................................... 24,475 22
Greenwich Lifesciences, Inc. (a) (b) .......................................... 755 12
Guardant Health, Inc. (a) .................................................. 14,985 526
Haemonetics Corp. (a) .................................................... 6,519 587
Halozyme Therapeutics, Inc. (a) ............................................. 16,254 898
Harmony Biosciences Holdings, Inc. (a) ....................................... 3,959 134
Harrow, Inc. (a) (b) ...................................................... 3,913 101
Harvard Bioscience, Inc. (a) ................................................ 5,140 16
Health Catalyst, Inc. (a) ................................................... 7,352 54
HealthEquity, Inc. (a) .................................................... 10,990 862
HealthStream, Inc. ...................................................... 3,078 91
Henry Schein, Inc. (a) .................................................... 16,334 1,175
Heron Therapeutics, Inc. (a) (b) .............................................. 18,012 53
HilleVax, Inc. (a) ....................................................... 2,165 4
Hims & Hers Health, Inc. (a) ............................................... 19,469 414
Humacyte, Inc. (a) ...................................................... 11,801 112
ICU Medical, Inc. (a) .................................................... 2,743 348
Ideaya Biosciences, Inc. (a) ................................................ 8,738 376
IGM Biosciences, Inc. (a) (b) ............................................... 2,756 31
ImmunityBio, Inc. (a) (b) .................................................. 19,953 103
Immunome, Inc. (a) (b) ................................................... 6,326 97
Immunovant, Inc. (a) ..................................................... 7,968 232
Inari Medical, Inc. (a) .................................................... 6,397 298
InfuSystem Holdings, Inc. (a) ............................................... 2,410 17
Inmune Bio, Inc. (a) (b) ................................................... 1,732 15
Innoviva, Inc. (a) ....................................................... 7,985 150
Inogen, Inc. (a) ......................................................... 2,970 27
Inovio Pharmaceuticals, Inc. (a) (b) ........................................... 3,311 35
Inozyme Pharma, Inc. (a) .................................................. 5,379 31
Insmed, Inc. (a) ......................................................... 20,245 1,473
Inspire Medical Systems, Inc. (a) ............................................ 3,755 530
Integer Holdings Corp. (a) ................................................. 4,258 506
Integra LifeSciences Holdings Corp. (a) ....................................... 8,559 212

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Intellia Therapeutics, Inc. (a) ............................................... 12,225 $ 320
Intra-Cellular Therapies, Inc. (a) ............................................. 12,745 1,003
Invivyd, Inc. (a) ........................................................ 8,741 11
Ionis Pharmaceuticals, Inc. (a) .............................................. 17,330 857
Iovance Biotherapeutics, Inc. (a) ............................................ 28,893 252
iRadimed Corp. ........................................................ 1,031 48
iRhythm Technologies, Inc. (a) .............................................. 3,947 340
Ironwood Pharmaceuticals, Inc. (a) ........................................... 20,003 137
iTeos Therapeutics, Inc. (a) ................................................ 3,575 63
Janux Therapeutics, Inc. (a) (b) .............................................. 4,364 177
Jasper Therapeutics, Inc. (a) ................................................ 1,409 26
Jazz Pharmaceuticals PLC (a) .............................................. 7,886 869
KalVista Pharmaceuticals, Inc. (a) (b) ......................................... 3,597 52
Karyopharm Therapeutics, Inc. (a) ........................................... 13,993 14
Keros Therapeutics, Inc. (a) ................................................ 3,457 173
Kewaunee Scientific Corp. (a) .............................................. 275 15
Kiniksa Pharmaceuticals International PLC (a) .................................. 4,971 132
Kodiak Sciences, Inc. (a) .................................................. 6,281 18
Korro Bio, Inc. (a) (b) .................................................... 760 35
Krystal Biotech, Inc. (a) ................................................... 3,094 645
Kura Oncology, Inc. (a) ................................................... 8,361 174
Kymera Therapeutics, Inc. (a) .............................................. 7,051 326
Kyverna Therapeutics, Inc. (a) (b) ............................................ 2,477 21
Lantheus Holdings, Inc. (a) ................................................ 8,740 916
Larimar Therapeutics, Inc. (a) .............................................. 4,790 40
LeMaitre Vascular, Inc. ................................................... 2,627 228
LENZ Therapeutics, Inc. (a) (b) ............................................. 2,365 59
Lexeo Therapeutics, Inc. (a) (b) .............................................. 2,791 35
Lexicon Pharmaceuticals, Inc. (a) (b) .......................................... 45,341 102
Lifecore Biomedical, Inc. (a) ............................................... 3,810 24
LifeMD, Inc. (a) ........................................................ 4,212 30
LifeStance Health Group, Inc. (a) ............................................ 14,407 79
Ligand Pharmaceuticals, Inc. (a) ............................................. 2,268 247
Lineage Cell Therapeutics, Inc. (a) (b) ......................................... 24,280 25
Liquidia Corp. (a) (b) ..................................................... 6,417 77
Longboard Pharmaceuticals, Inc. (a) .......................................... 4,899 163
Lyell Immunopharma, Inc. (a) .............................................. 15,296 25
MacroGenics, Inc. (a) .................................................... 7,550 28
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,252 641
MannKind Corp. (a) ..................................................... 34,007 196
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 14,147 138
Masimo Corp. (a) ....................................................... 6,332 677
MaxCyte, Inc. (a) ....................................................... 11,880 57
Medpace Holdings, Inc. (a) ................................................ 3,294 1,260
MeiraGTx Holdings PLC (a) ............................................... 6,004 31
Merit Medical Systems, Inc. (a) ............................................. 7,317 624
Merrimack Pharmaceuticals, Inc. (a) (c) ........................................ 1,827 — (d)
Mersana Therapeutics, Inc. (a) .............................................. 11,873 24
Mesa Laboratories, Inc. .................................................. 673 77
Metagenomi, Inc. (a) (b) ................................................... 2,397 9
MiMedx Group, Inc. (a) ................................................... 14,947 111
Mineralys Therapeutics, Inc. (a) (b) ........................................... 2,621 32
Mirum Pharmaceuticals, Inc. (a) (b) ........................................... 4,897 199
ModivCare, Inc. (a) ...................................................... 1,800 41
Monte Rosa Therapeutics, Inc. (a) ........................................... 5,507 25
MoonLake Immunotherapeutics (a) .......................................... 6,770 282
Morphic Holding, Inc. (a) ................................................. 5,648 320
Multiplan Corp. (a) (b) .................................................... 34,213 15
Myriad Genetics, Inc. (a) .................................................. 11,221 314
Natera, Inc. (a) ......................................................... 14,903 1,526
National HealthCare Corp. ................................................ 1,594 217
National Research Corp. .................................................. 1,949 50
Nektar Therapeutics (a) ................................................... 23,031 31

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Neogen Corp. (a) ....................................................... 27,922 $ 476
NeoGenomics, Inc. (a) .................................................... 16,288 289
Neumora Therapeutics, Inc. (a) (b) ........................................... 7,057 91
Neurocrine Biosciences, Inc. (a) ............................................. 12,709 1,799
Neurogene, Inc. (a) ...................................................... 1,500 62
NeuroPace, Inc. (a) ...................................................... 1,806 14
Nevro Corp. (a) ......................................................... 4,475 44
Nkarta, Inc. (a) ......................................................... 5,382 35
Novavax, Inc. (a) (b) ..................................................... 17,220 221
Novocure Ltd. (a) ....................................................... 12,513 285
Nurix Therapeutics, Inc. (a) ................................................ 7,339 161
Nuvalent, Inc. , Class A (a) ................................................. 4,325 346
Nuvation Bio, Inc. (a) .................................................... 21,195 81
Nuvectis Pharma, Inc. (a) (b) ............................................... 961 6
Ocugen, Inc. (a) (b) ...................................................... 32,642 46
Ocular Therapeutix, Inc. (a) ................................................ 17,403 147
Olema Pharmaceuticals, Inc. (a) ............................................. 6,277 101
Omeros Corp. (a) (b) ..................................................... 7,153 39
OmniAb, Inc. (a) (b) ..................................................... 12,239 59
Omnicell, Inc. (a) ....................................................... 5,788 169
OPKO Health, Inc. (a) (b) .................................................. 42,301 60
OptimizeRx Corp. (a) .................................................... 2,059 22
Optinose, Inc. (a) (b) ..................................................... 14,533 15
Option Care Health, Inc. (a) ................................................ 22,253 661
OraSure Technologies, Inc. (a) .............................................. 9,190 41
Organogenesis Holdings, Inc. (a) ............................................ 10,053 30
Organon & Co. ........................................................ 33,147 725
ORIC Pharmaceuticals, Inc. (a) ............................................. 5,596 63
Orthofix Medical, Inc. (a) ................................................. 4,696 76
OrthoPediatrics Corp. (a) .................................................. 2,097 65
Outlook Therapeutics, Inc. (a) .............................................. 2,203 17
Outset Medical, Inc. (a) ................................................... 6,124 22
Ovid therapeutics, Inc. (a) ................................................. 7,435 8
Owens & Minor, Inc. (a) .................................................. 8,979 147
Pacific Biosciences of California, Inc. (a) (b) .................................... 34,129 70
Pacira BioSciences, Inc. (a) ................................................ 5,874 121
Paragon 28, Inc. (a) (b) .................................................... 4,801 37
Patterson Cos., Inc. ..................................................... 10,258 259
PDL BioPharma, Inc. (a) (c) ................................................ 17,605 3
Pediatrix Medical Group, Inc. (a) ............................................ 10,724 89
Penumbra, Inc. (a) ....................................................... 4,824 806
PepGen, Inc. (a) ........................................................ 3,313 38
Perrigo Co. PLC ....................................................... 17,530 496
Perspective Therapeutics, Inc. (a) ............................................ 6,670 91
PetIQ, Inc. (a) .......................................................... 3,552 78
Phathom Pharmaceuticals, Inc. (a) (b) ......................................... 3,614 43
Phibro Animal Health Corp. , Class A ......................................... 2,611 49
Phreesia, Inc. (a) ........................................................ 6,965 174
Pliant Therapeutics, Inc. (a) ................................................ 6,897 99
Poseida Therapeutics, Inc. (a) ............................................... 8,226 29
Praxis Precision Medicines, Inc. (a) .......................................... 1,976 114
Precigen, Inc. (a) ........................................................ 16,900 26
Prelude Therapeutics, Inc. (a) (b) ............................................. 2,715 17
Premier, Inc. , Class A .................................................... 13,388 281
Prestige Consumer Healthcare, Inc. (a) ........................................ 6,368 451
Prime Medicine, Inc. (a) (b) ................................................ 6,533 37
Privia Health Group, Inc. (a) ............................................... 13,657 283
PROCEPT BioRobotics Corp. (a) ............................................ 6,301 399
Progyny, Inc. (a) ........................................................ 10,571 298
ProKidney Corp. (a) (b) ................................................... 5,896 14
Protagonist Therapeutics, Inc. (a) ............................................ 7,150 268
PTC Therapeutics, Inc. (a) ................................................. 9,585 324
Pulmonx Corp. (a) ....................................................... 4,604 32

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Pulse Biosciences, Inc. (a) ................................................. 2,111 $ 32
Puma Biotechnology, Inc. (a) ............................................... 4,551 16
Pyxis Oncology, Inc. (a) (b) ................................................ 6,098 24
Q32 Bio, Inc. (a) ........................................................ 496 19
Quanterix Corp. (a) ...................................................... 4,497 66
Quantum-Si, Inc. (a) ..................................................... 12,474 14
QuidelOrtho Corp. (a) .................................................... 6,723 264
R1 RCM, Inc. (a) ....................................................... 20,178 260
RadNet, Inc. (a) ........................................................ 8,239 492
Rani Therapeutics Holdings, Inc. (a) .......................................... 1,489 4
RAPT Therapeutics, Inc. (a) ................................................ 3,951 12
Recursion Pharmaceuticals, Inc. , Class A (a) (b) .................................. 21,891 180
REGENXBIO, Inc. (a) ................................................... 5,806 83
Regulus Therapeutics, Inc. (a) (b) ............................................ 6,817 12
Relay Therapeutics, Inc. (a) ................................................ 15,489 127
Renovaro, Inc. (a) ....................................................... 13,673 10
Repligen Corp. (a) ....................................................... 6,711 1,123
Replimune Group, Inc. (a) ................................................. 5,857 59
Revance Therapeutics, Inc. (a) (b) ............................................ 12,309 47
REVOLUTION Medicines, Inc. (a) .......................................... 17,720 809
Rezolute, Inc. (a) ....................................................... 3,990 18
Rhythm Pharmaceuticals, Inc. (a) ............................................ 7,049 340
Rigel Pharmaceuticals, Inc. (a) .............................................. 2,220 23
Rocket Pharmaceuticals, Inc. (a) ............................................. 10,808 262
RxSight, Inc. (a) ........................................................ 4,775 219
Sage Therapeutics, Inc. (a) ................................................. 6,392 70
Sagimet Biosciences, Inc. , Class A (a) (b) ...................................... 2,680 9
Sana Biotechnology, Inc. (a) ............................................... 15,565 95
Sanara Medtech, Inc. (a) .................................................. 445 14
Sangamo Therapeutics, Inc. (a) (b) ........................................... 24,100 19
Sarepta Therapeutics, Inc. (a) ............................................... 11,468 1,631
Savara, Inc. (a) ......................................................... 9,387 43
Scholar Rock Holding Corp. (a) ............................................. 8,254 75
Schrodinger, Inc. (a) (b) ................................................... 8,011 178
Scilex Holding Co. (a) .................................................... 71 — (d)
Scilex Holding Co. (a) (b) (f) (g) .............................................. 7,057 11
scPharmaceuticals, Inc. (a) (b) ............................................... 2,818 14
Select Medical Holdings Corp. ............................................. 13,186 524
Semler Scientific, Inc. (a) (b) ............................................... 710 24
Senseonics Holdings, Inc. (a) ............................................... 62,756 27
Sera Prognostics, Inc. , Class A (a) (b) ......................................... 2,329 19
Seres Therapeutics, Inc. (a) (b) .............................................. 15,479 21
Sharecare, Inc. (a) ....................................................... 37,124 51
Shattuck Labs, Inc. (a) .................................................... 5,295 21
SI-BONE, Inc. (a) ....................................................... 4,731 72
SIGA Technologies, Inc. .................................................. 5,227 52
Sight Sciences, Inc. (a) ................................................... 3,542 28
Silk Road Medical, Inc. (a) ................................................ 4,628 125
Simulations Plus, Inc. .................................................... 2,097 86
Skye Bioscience, Inc. (a) .................................................. 1,622 8
Soleno Therapeutics, Inc. (a) ............................................... 2,898 140
Solid Biosciences, Inc. (a) ................................................. 3,977 35
Solventum Corp. (a) ..................................................... 17,829 1,050
Sonida Senior Living, Inc. (a) .............................................. 1,498 48
Sotera Health Co. (a) ..................................................... 16,332 227
SpringWorks Therapeutics, Inc. (a) ........................................... 8,506 305
Spyre Therapeutics, Inc. (a) (b) .............................................. 5,798 159
STAAR Surgical Co. (a) .................................................. 6,296 260
Standard BioTools, Inc. (a) ................................................ 46,967 105
Stereotaxis, Inc. (a) ...................................................... 8,801 18
Stoke Therapeutics, Inc. (a) ................................................ 5,020 75
Supernus Pharmaceuticals, Inc. (a) ........................................... 6,798 203
Surgery Partners, Inc. (a) .................................................. 9,356 284

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Surmodics, Inc. (a) ...................................................... 1,764 $ 73
Sutro Biopharma, Inc. (a) .................................................. 9,698 39
Syndax Pharmaceuticals, Inc. (a) ............................................ 10,340 235
Syros Pharmaceuticals, Inc. (a) .............................................. 2,563 15
Tactile Systems Technology, Inc. (a) .......................................... 2,983 38
Talkspace, Inc. (a) ....................................................... 15,831 32
Tandem Diabetes Care, Inc. (a) .............................................. 8,275 306
Tango Therapeutics, Inc. (a) ................................................ 7,117 70
Tarsus Pharmaceuticals, Inc. (a) ............................................. 4,012 97
Taysha Gene Therapies, Inc. (a) ............................................. 18,062 40
Tela Bio, Inc. (a) ........................................................ 2,228 10
Teladoc Health, Inc. (a) ................................................... 21,612 204
Teleflex, Inc. .......................................................... 6,066 1,340
Telomir Pharmaceuticals, Inc. (a) (b) .......................................... 2,195 8
Tenaya Therapeutics, Inc. (a) ............................................... 8,425 29
Tenet Healthcare Corp. (a) ................................................. 12,289 1,840
Terns Pharmaceuticals, Inc. (a) .............................................. 5,550 43
TG Therapeutics, Inc. (a) .................................................. 17,796 352
The Ensign Group, Inc. ................................................... 7,091 998
The Joint Corp. (a) ...................................................... 1,904 27
The Pennant Group, Inc. (a) ................................................ 3,528 105
Theravance Biopharma, Inc. (a) ............................................. 5,772 58
Third Harmonic Bio, Inc. (a) ............................................... 1,967 24
Tourmaline Bio, Inc. (a) ................................................... 1,979 33
TransMedics Group, Inc. (a) ................................................ 4,105 584
Travere Therapeutics, Inc. (a) ............................................... 9,736 93
Treace Medical Concepts, Inc. (a) ............................................ 5,673 41
Trevi Therapeutics, Inc. (a) (b) .............................................. 5,929 19
TruBridge, Inc. (a) ...................................................... 1,862 21
TScan Therapeutics, Inc. (a) ................................................ 5,335 38
Twist Bioscience Corp. (a) ................................................. 7,196 402
Tyra Biosciences, Inc. (a) (b) ............................................... 3,446 76
U.S. Physical Therapy, Inc. ................................................ 1,914 187
UFP Technologies, Inc. (a) ................................................. 936 301
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 10,064 453
United Therapeutics Corp. (a) .............................................. 5,303 1,661
Universal Health Services, Inc. , Class B ....................................... 7,335 1,568
Utah Medical Products, Inc. ............................................... 426 30
Vanda Pharmaceuticals, Inc. (a) ............................................. 7,116 42
Varex Imaging Corp. (a) .................................................. 5,223 77
Vaxart, Inc. (a) ......................................................... 22,556 15
Vaxcyte, Inc. (a) ........................................................ 13,357 1,054
Ventyx Biosciences, Inc. (a) ................................................ 6,958 16
Vera Therapeutics, Inc. (a) ................................................. 5,375 197
Veracyte, Inc. (a) ........................................................ 9,784 235
Vericel Corp. (a) ........................................................ 6,220 314
Verrica Pharmaceuticals, Inc. (a) (b) .......................................... 3,328 22
Verve Therapeutics, Inc. (a) ................................................ 8,258 58
Vigil Neuroscience, Inc. (a) ................................................ 2,006 8
Viking Therapeutics, Inc. (a) ............................................... 13,237 755
Vir Biotechnology, Inc. (a) ................................................. 11,536 117
Viridian Therapeutics, Inc. (a) .............................................. 7,203 121
Voyager Therapeutics, Inc. (a) .............................................. 5,811 53
WaVe Life Sciences Ltd. (a) ................................................ 12,465 82
Werewolf Therapeutics, Inc. (a) ............................................. 3,868 9
X4 Pharmaceuticals, Inc. (a) (b) ............................................. 15,204 12
XBiotech, Inc. (a) ....................................................... 2,551 20
Xencor, Inc. (a) ......................................................... 7,756 158
Xeris Biopharma Holdings, Inc. (a) .......................................... 17,884 44
XOMA Royalty Corp. (a) ................................................. 1,495 40
Y-mAbs Therapeutics, Inc. (a) .............................................. 4,677 57
Zentalis Pharmaceuticals, Inc. (a) ............................................ 8,043 31
Zevra Therapeutics, Inc. (a) ................................................ 5,365 35

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Zimvie, Inc. (a) ......................................................... 3,407 $ 72
Zomedica Corp. (a) (b) .................................................... 124,476 19
Zymeworks, Inc. (a) ..................................................... 8,534 89
Zynex, Inc. (a) (b) ....................................................... 2,195 20
102,428
Industrials (18.3%):
374Water, Inc. (a) ....................................................... 8,097 10
3D Systems Corp. (a) .................................................... 16,693 61
A.O. Smith Corp. ....................................................... 15,337 1,304
AAON, Inc. ........................................................... 8,763 776
AAR Corp. (a) ......................................................... 4,471 289
ABM Industries, Inc. .................................................... 7,971 443
ACCO Brands Corp. .................................................... 11,867 61
Acme United Corp. ..................................................... 414 19
Acuity Brands, Inc. ..................................................... 3,967 997
ACV Auctions, Inc. , Class A (a) ............................................. 18,394 314
Advanced Drainage Systems, Inc. ........................................... 8,940 1,583
AECOM ............................................................. 17,497 1,585
AeroVironment, Inc. (a) ................................................... 3,595 642
AerSale Corp. (a) ....................................................... 3,690 25
AGCO Corp. .......................................................... 7,998 755
Air Lease Corp. ........................................................ 13,420 666
Air Transport Services Group, Inc. (a) ......................................... 6,571 106
Alamo Group, Inc. ...................................................... 1,488 287
Alaska Air Group, Inc. (a) ................................................. 16,318 612
Albany International Corp. ................................................ 3,986 373
Alight, Inc. , Class A (a) ................................................... 50,690 384
Allegiant Travel Co. ..................................................... 1,956 110
Allegion PLC ......................................................... 11,267 1,541
Allient, Inc. ........................................................... 1,820 53
Allison Transmission Holdings, Inc. ......................................... 11,224 994
Alta Equipment Group, Inc. ............................................... 2,702 28
Ameresco, Inc. , Class A (a) ................................................ 4,121 130
American Airlines Group, Inc. (a) (b) .......................................... 83,541 889
American Superconductor Corp. (a) .......................................... 4,573 110
American Woodmark Corp. (a) .............................................. 2,004 205
Amprius Technologies, Inc. (a) .............................................. 2,677 3
API Group Corp. (a) ..................................................... 30,886 1,170
Apogee Enterprises, Inc. .................................................. 2,801 192
Applied Industrial Technologies, Inc. ......................................... 4,915 1,072
ARC Document Solutions, Inc. ............................................. 4,644 14
ArcBest Corp. ......................................................... 2,965 374
Archer Aviation, Inc. , Class A (a) (b) .......................................... 26,906 112
Arcosa, Inc. ........................................................... 6,167 573
Argan, Inc. ........................................................... 1,631 129
Aris Water Solutions, Inc. , Class A ........................................... 3,266 58
Armstrong World Industries, Inc. ............................................ 5,588 734
Array Technologies, Inc. (a) ................................................ 19,268 203
ASGN, Inc. (a) ......................................................... 5,734 543
Astec Industries, Inc. .................................................... 2,889 101
Astronics Corp. (a) ...................................................... 3,676 85
Asure Software, Inc. (a) ................................................... 3,014 31
Atkore, Inc. ........................................................... 4,637 626
Avis Budget Group, Inc. .................................................. 4,463 451
AZZ, Inc. ............................................................ 3,763 301
Barnes Group, Inc. ...................................................... 6,256 252
Barrett Business Services, Inc. ............................................. 3,264 119
Beacon Roofing Supply, Inc. (a) ............................................. 8,155 838
BlackSky Technology, Inc. (a) .............................................. 15,644 18
Blade Air Mobility, Inc. (a) ................................................ 6,148 20
Blink Charging Co. (a) ................................................... 11,970 39
Bloom Energy Corp. , Class A (a) (b) .......................................... 24,930 338

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Blue Bird Corp. (a) ...................................................... 4,089 $ 213
BlueLinx Holdings, Inc. (a) ................................................ 1,073 129
Boise Cascade Co. ...................................................... 5,045 717
Bowman Consulting Group Ltd. (a) .......................................... 1,857 66
Brady Corp. , Class A .................................................... 5,593 401
BrightView Holdings, Inc. (a) .............................................. 7,517 108
BWX Technologies, Inc. .................................................. 11,761 1,170
Byrna Technologies, Inc. (a) ................................................ 2,265 21
C.H. Robinson Worldwide, Inc. ............................................. 14,934 1,330
CACI International, Inc. , Class A (a) ......................................... 2,848 1,314
Cadre Holdings, Inc. ..................................................... 3,330 122
Captivision, Inc. (a) ...................................................... 2,206 5
Casella Waste Systems, Inc. (a) ............................................. 7,302 756
CBAK Energy Technology, Inc. (a) ........................................... 9,236 12
CBIZ, Inc. (a) .......................................................... 6,145 426
CECO Environmental Corp. (a) ............................................. 3,823 112
ChargePoint Holdings, Inc. (a) (b) ............................................ 50,652 110
Chart Industries, Inc. (a) .................................................. 5,497 885
Civeo Corp. ........................................................... 1,711 47
Clean Harbors, Inc. (a) ................................................... 6,550 1,564
Columbus McKinnon Corp. ............................................... 3,629 138
Comfort Systems USA, Inc. ............................................... 4,535 1,508
Commercial Vehicle Group, Inc. (a) .......................................... 3,828 21
Concentrix Corp. ....................................................... 6,104 430
Concrete Pumping Holdings, Inc. (a) ......................................... 3,018 20
Conduent, Inc. (a) ....................................................... 24,303 99
Construction Partners, Inc. , Class A (a) ........................................ 5,465 353
Core & Main, Inc. , Class A (a) .............................................. 24,829 1,328
CoreCivic, Inc. (a) ...................................................... 14,008 195
Covenant Logistics Group, Inc. ............................................. 1,006 56
CRA International, Inc. ................................................... 853 149
Crane Co. ............................................................ 7,315 1,173
CSG Systems International, Inc. ............................................ 3,683 173
CSW Industrials, Inc. .................................................... 1,978 642
Curtiss-Wright Corp. .................................................... 4,920 1,450
Custom Truck One Source, Inc. (a) ........................................... 10,781 54
Dayforce, Inc. (a) (b) ..................................................... 20,034 1,188
Deluxe Corp. .......................................................... 5,583 136
Desktop Metal, Inc. , Class A (a) (b) ........................................... 26,524 125
Distribution Solutions Group, Inc. (a) ......................................... 1,202 41
DLH Holdings Corp. (a) .................................................. 1,560 18
DNOW, Inc. (a) ........................................................ 13,519 208
Donaldson Co., Inc. ..................................................... 15,473 1,158
Douglas Dynamics, Inc. .................................................. 2,897 84
Driven Brands Holdings, Inc. (a) ............................................ 7,532 101
Ducommun, Inc. (a) ..................................................... 1,594 102
Dun & Bradstreet Holdings, Inc. ............................................ 37,513 408
DXP Enterprises, Inc. (a) .................................................. 1,672 92
Dycom Industries, Inc. (a) ................................................. 3,624 665
Energy Recovery, Inc. (a) ................................................. 7,165 104
Energy Vault Holdings, Inc. (a) (b) ........................................... 10,213 10
Enerpac Tool Group Corp. ................................................ 6,902 277
EnerSys .............................................................. 5,090 560
Ennis, Inc. ............................................................ 3,163 75
Enovix Corp. (a) (b) ...................................................... 18,088 261
Enpro, Inc. ........................................................... 2,686 459
Enviri Corp. (a) ......................................................... 10,123 120
Eos Energy Enterprises, Inc. (a) (b) ........................................... 26,209 52
Esab Corp. ............................................................ 7,306 742
ESCO Technologies, Inc. ................................................. 3,273 402
ESS Tech, Inc. (a) ....................................................... 7,350 5
EVI Industries, Inc. ..................................................... 653 13
ExlService Holdings, Inc. (a) ............................................... 20,102 709

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Exponent, Inc. ......................................................... 6,446 $ 684
Falcon's Beyond Global, Inc. (a) ............................................. 349 4
Federal Signal Corp. ..................................................... 7,700 770
First Advantage Corp. .................................................... 6,489 112
FiscalNote Holdings, Inc. (a) ............................................... 13,749 21
Flowserve Corp. ........................................................ 16,921 855
Fluence Energy, Inc. (a) ................................................... 9,434 155
Fluor Corp. (a) ......................................................... 21,821 1,050
Forrester Research, Inc. (a) ................................................ 1,483 30
Fortune Brands Innovations, Inc. ............................................ 16,070 1,299
Forward Air Corp. (b) .................................................... 2,781 71
Franklin Covey Co. (a) ................................................... 1,454 64
Franklin Electric Co., Inc. ................................................. 5,111 545
Freyr Battery, Inc. (a) (b) .................................................. 15,558 28
Frontier Group Holdings, Inc. (a) ............................................ 6,647 26
FTAI Aviation Ltd. ...................................................... 12,774 1,424
FTAI Infrastructure, Inc. .................................................. 12,927 133
FTI Consulting, Inc. (a) ................................................... 4,538 989
FuelCell Energy, Inc. (a) (b) ................................................ 63,956 32
Gates Industrial Corp. PLC (a) .............................................. 26,741 497
GATX Corp. .......................................................... 4,539 633
Genco Shipping & Trading Ltd. ............................................. 5,402 105
Gencor Industries, Inc. (a) ................................................. 1,293 32
Generac Holdings, Inc. (a) ................................................. 7,694 1,198
Genpact Ltd. .......................................................... 21,260 737
Gibraltar Industries, Inc. (a) ................................................ 3,897 289
Global Industrial Co. .................................................... 1,017 35
GMS, Inc. (a) .......................................................... 5,115 492
GrafTech International Ltd. (a) .............................................. 21,811 17
Graham Corp. (a) ....................................................... 1,321 43
Granite Construction, Inc. ................................................. 5,658 387
Great Lakes Dredge & Dock Corp. (a) ........................................ 8,374 79
Griffon Corp. .......................................................... 5,258 379
GXO Logistics, Inc. (a) ................................................... 15,125 847
H&E Equipment Services, Inc. ............................................. 4,127 216
Hawaiian Holdings, Inc. (a) ................................................ 6,492 83
Hayward Holdings, Inc. (a) ................................................ 27,558 408
Healthcare Services Group, Inc. (a) ........................................... 9,413 108
Heartland Express, Inc. ................................................... 5,765 75
Heidrick & Struggles International, Inc. ....................................... 2,553 102
Helios Technologies, Inc. ................................................. 4,258 196
Herc Holdings, Inc. ..................................................... 3,603 561
Hertz Global Holdings, Inc. (a) (b) ........................................... 38,335 156
Hexcel Corp. .......................................................... 10,656 706
Hillenbrand, Inc. ....................................................... 8,971 397
Hillman Solutions Corp. (a) ................................................ 25,080 255
HireQuest, Inc. ........................................................ 717 10
HNI Corp. ............................................................ 5,978 328
Hub Group, Inc. , Class A ................................................. 7,821 366
Hudson Technologies, Inc. (a) .............................................. 5,082 43
Huntington Ingalls Industries, Inc. ........................................... 5,055 1,415
Hurco Cos., Inc. ........................................................ 778 13
Huron Consulting Group, Inc. (a) ............................................ 2,263 249
Hyliion Holdings Corp. (a) ................................................ 14,878 33
Hyster-Yale, Inc. ....................................................... 1,157 95
Hyzon Motors, Inc. (a) (b) ................................................. 17,026 2
IBEX Holdings Ltd. (a) ................................................... 1,239 22
ICF International, Inc. ................................................... 2,385 351
IES Holdings, Inc. (a) .................................................... 2,525 389
Innodata, Inc. (a) (b) ..................................................... 3,454 67
Insperity, Inc. .......................................................... 4,593 472
Insteel Industries, Inc. .................................................... 2,390 82
Interface, Inc. ......................................................... 7,255 125

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
ITT, Inc. ............................................................. 10,554 $ 1,493
Janus International Group, Inc. (a) ........................................... 18,128 261
JELD-WEN Holding, Inc. (a) ............................................... 10,894 182
JetBlue Airways Corp. (a) ................................................. 41,416 265
Joby Aviation, Inc. (a) (b) .................................................. 48,959 293
John Bean Technologies Corp. .............................................. 4,057 399
Kadant, Inc. ........................................................... 1,497 526
Karat Packaging, Inc. .................................................... 882 26
KBR, Inc. ............................................................ 17,113 1,140
Kelly Services, Inc. , Class A ............................................... 3,970 93
Kennametal, Inc. ....................................................... 9,713 254
Kforce, Inc. ........................................................... 2,368 164
Kirby Corp. (a) ......................................................... 7,456 916
Knight-Swift Transportation Holdings, Inc. .................................... 20,191 1,099
Korn Ferry ........................................................... 6,633 489
Kratos Defense & Security Solutions, Inc. (a) ................................... 18,920 426
L.B. Foster Co. , Class A (a) ................................................ 1,309 31
Landstar System, Inc. .................................................... 4,569 869
Legalzoom.com, Inc. (a) .................................................. 15,867 106
Leonardo DRS, Inc. (a) ................................................... 9,439 266
Limbach Holdings, Inc. (a) ................................................ 1,256 80
Lincoln Electric Holdings, Inc. ............................................. 7,196 1,478
Lindsay Corp. ......................................................... 1,412 178
Liquidity Services, Inc. (a) ................................................. 2,853 64
Loar Holdings, Inc. (a) ................................................... 8,792 549
LSI Industries, Inc. ...................................................... 3,309 56
Lyft, Inc. , Class A (a) .................................................... 44,387 535
Manitex International, Inc. (a) .............................................. 1,906 10
ManpowerGroup, Inc. ................................................... 6,071 465
Marten Transport Ltd. .................................................... 7,428 140
Masco Corp. .......................................................... 28,338 2,206
MasTec, Inc. (a) ........................................................ 7,963 876
Masterbrand, Inc. (a) ..................................................... 16,176 292
Matrix Service Co. (a) .................................................... 3,350 34
Matson, Inc. .......................................................... 4,302 571
Matthews International Corp. , Class A ........................................ 3,811 110
Maximus, Inc. ......................................................... 7,773 722
Mayville Engineering Co., Inc. (a) ........................................... 2,023 39
McGrath RentCorp. ..................................................... 3,118 342
MDU Resources Group, Inc. ............................................... 25,329 682
Mercury Systems, Inc. (a) ................................................. 7,383 262
Microvast Holdings, Inc. (a) (b) ............................................. 21,998 9
Miller Industries, Inc. .................................................... 1,420 96
MillerKnoll, Inc. ....................................................... 9,155 284
Mistras Group, Inc. (a) ................................................... 2,363 24
Montrose Environmental Group, Inc. (a) ....................................... 4,032 129
Moog, Inc. , Class A ..................................................... 3,640 714
MRC Global, Inc. (a) ..................................................... 10,677 155
MSA Safety, Inc. ....................................................... 4,767 899
MSC Industrial Direct Co., Inc. ............................................. 5,697 507
Mueller Industries, Inc. ................................................... 14,142 1,003
Mueller Water Products, Inc. , Class A ........................................ 19,722 408
MYR Group, Inc. (a) ..................................................... 2,115 297
National Presto Industries, Inc. ............................................. 657 50
NEXTracker, Inc. , Class A (a) .............................................. 17,264 848
Nikola Corp. (a) (b) ...................................................... 5,345 48
NN, Inc. (a) ........................................................... 5,692 22
Northwest Pipe Co. (a) ................................................... 1,238 47
NuScale Power Corp. (a) (b) ................................................ 9,350 96
NV5 Global, Inc. (a) ..................................................... 1,824 188
nVent Electric PLC ...................................................... 21,198 1,540
Omega Flex, Inc. ....................................................... 454 24
OPENLANE, Inc. (a) .................................................... 13,696 245

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Orion Group Holdings, Inc. (a) .............................................. 3,886 $ 32
Oshkosh Corp. ......................................................... 8,379 910
Owens Corning ........................................................ 11,076 2,064
PAM Transportation Services, Inc. (a) ......................................... 763 16
Pangaea Logistics Solutions Ltd. ............................................ 3,817 28
Park Aerospace Corp. .................................................... 2,431 33
Park-Ohio Holdings Corp. ................................................ 1,098 34
Parsons Corp. (a) ....................................................... 13,591 1,242
Paycom Software, Inc. ................................................... 6,535 1,090
Paycor HCM, Inc. (a) .................................................... 10,378 129
Paylocity Holding Corp. (a) ................................................ 5,692 854
Pentair PLC ........................................................... 21,346 1,876
Performant Financial Corp. (a) .............................................. 8,592 32
Perma-Fix Environmental Services, Inc. (a) ..................................... 1,640 21
Pitney Bowes, Inc. ...................................................... 20,107 133
Planet Labs PBC (a) ..................................................... 21,830 55
Plug Power, Inc. (a) (b) .................................................... 88,102 218
Powell Industries, Inc. ................................................... 1,199 220
Preformed Line Products Co. .............................................. 306 42
Primoris Services Corp. .................................................. 6,847 387
Proto Labs, Inc. (a) ...................................................... 3,237 113
Quad/Graphics, Inc. ..................................................... 3,839 18
Quanex Building Products Corp. ............................................ 4,221 141
Quest Resource Holding Corp. (a) ........................................... 2,184 18
Radiant Logistics, Inc. (a) ................................................. 4,620 29
RBC Bearings, Inc. (a) ................................................... 3,702 1,077
RCM Technologies, Inc. (a) ................................................ 661 13
Redwire Corp. (a) ....................................................... 2,938 21
Regal Rexnord Corp. .................................................... 8,542 1,373
Resideo Technologies, Inc. (a) .............................................. 21,088 479
Resources Connection, Inc. ................................................ 4,088 49
REV Group, Inc. ....................................................... 6,325 185
Robert Half, Inc. ....................................................... 13,144 844
Rocket Lab USA, Inc. (a) (b) ............................................... 38,878 204
Rush Enterprises, Inc. , Class A ............................................. 8,863 452
RXO, Inc. (a) .......................................................... 14,899 472
Ryder System, Inc. ...................................................... 5,503 771
Safe Bulkers, Inc. ....................................................... 8,165 41
Saia, Inc. (a) ........................................................... 3,425 1,431
Schneider National, Inc. , Class B ............................................ 6,613 178
Science Applications International Corp. ...................................... 6,527 812
Sensata Technologies Holding PLC .......................................... 19,225 750
SES AI Corp. (a) ........................................................ 20,986 26
Shoals Technologies Group, Inc. , Class A (a) .................................... 21,404 139
Simpson Manufacturing Co., Inc. ........................................... 5,410 1,039
SiteOne Landscape Supply, Inc. (a) ........................................... 5,748 843
Sky Harbour Group Corp. (a) ............................................... 1,504 15
SkyWest, Inc. (a) ........................................................ 5,027 402
SolarMax Technology, Inc. (a) (b) ............................................ 3,565 15
Spire Global, Inc. (a) (b) ................................................... 2,541 35
Spirit AeroSystems Holdings, Inc. , Class A (a) .................................. 14,926 541
Spirit Airlines, Inc. (b) .................................................... 14,006 42
SPX Technologies, Inc. (a) ................................................. 5,745 848
Standex International Corp. ................................................ 1,503 281
Steelcase, Inc. , Class A ................................................... 11,023 160
Stem, Inc. (a) (b) ........................................................ 19,448 24
Stericycle, Inc. (a) ....................................................... 11,923 698
Sterling Check Corp. (a) .................................................. 10,635 167
Sterling Infrastructure, Inc. (a) .............................................. 3,856 449
Sun Country Airlines Holdings, Inc. (a) ........................................ 5,036 66
SunPower Corp. (a) (b) .................................................... 5,793 5
Sunrun, Inc. (a) ......................................................... 27,743 486
TaskUS, Inc. , Class A (a) .................................................. 2,109 35

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Taylor Devices, Inc. (a) ................................................... 389 $ 20
Tennant Co. ........................................................... 2,424 261
Terex Corp. ........................................................... 8,471 536
Terran Orbital Corp. (a) (b) ................................................. 19,600 14
Tetra Tech, Inc. ........................................................ 6,875 1,466
The AZEK Co., Inc. (a) ................................................... 18,451 828
The Brink's Co. ........................................................ 5,601 616
The Eastern Co. (b) ...................................................... 741 22
The GEO Group, Inc. (a) .................................................. 16,712 242
The Gorman-Rupp Co. ................................................... 2,668 110
The Greenbrier Cos., Inc. ................................................. 3,850 196
The Lion Electric Co. (a) (b) ................................................ 14,969 11
The Manitowoc Co., Inc. (a) ............................................... 4,414 56
The Middleby Corp. (a) ................................................... 6,851 929
The Shyft Group, Inc. .................................................... 4,000 67
The Timken Co. ........................................................ 8,176 711
The Toro Co. .......................................................... 13,358 1,279
Thermon Group Holdings, Inc. (a) ........................................... 4,267 140
Titan International, Inc. (a) ................................................. 6,365 54
Titan Machinery, Inc. (a) .................................................. 2,637 47
TPI Composites, Inc. (a) .................................................. 5,637 24
Transcat, Inc. (a) ........................................................ 1,144 132
Trex Co., Inc. (a) ........................................................ 13,951 1,167
TriNet Group, Inc. ...................................................... 6,359 663
Trinity Industries, Inc. ................................................... 10,410 344
Triumph Group, Inc. (a) ................................................... 9,736 160
TrueBlue, Inc. (a) ....................................................... 3,784 45
TTEC Holdings, Inc. .................................................... 2,511 20
Tutor Perini Corp. (a) .................................................... 5,554 138
Twin Disc, Inc. ........................................................ 1,424 21
UFP Industries, Inc. ..................................................... 7,792 1,028
U-Haul Holding Co. ..................................................... 13,952 889
UL Solutions, Inc. , Class A ................................................ 4,934 249
Ultralife Corp. (a) ....................................................... 1,307 16
UniFirst Corp. ......................................................... 1,871 364
Universal Logistics Holdings, Inc. ........................................... 860 37
Upwork, Inc. (a) ........................................................ 15,434 187
V2X, Inc. (a) .......................................................... 1,556 81
Valmont Industries, Inc. .................................................. 2,554 762
Verra Mobility Corp. (a) .................................................. 20,923 630
Vestis Corp. ........................................................... 16,854 219
Viad Corp. (a) .......................................................... 2,639 88
Vicor Corp. (a) ......................................................... 2,894 122
Virco Mfg. Corp. ....................................................... 1,736 31
Virgin Galactic Holdings, Inc. (a) (b) .......................................... 2,460 17
VSE Corp. ............................................................ 2,035 181
Wabash National Corp. ................................................... 5,643 121
Watts Water Technologies, Inc. , Class A ....................................... 3,490 724
Werner Enterprises, Inc. .................................................. 7,826 307
WESCO International, Inc. ................................................ 5,962 1,043
Wheels Up Experience, Inc. (a) (b) ........................................... 44,593 117
Willdan Group, Inc. (a) ................................................... 1,668 57
Willis Lease Finance Corp. ................................................ 283 24
WillScot Holdings Corp. (a) ................................................ 23,690 971
Woodward, Inc. ........................................................ 7,350 1,147
Xometry, Inc. , Class A (a) ................................................. 5,268 77
XPO, Inc. (a) .......................................................... 14,730 1,692
Zurn Elkay Water Solutions Corp. ........................................... 18,673 606
144,478
Information Technology (11.6%):
8x8, Inc. (a) ........................................................... 15,802 49
908 Devices, Inc. (a) ..................................................... 3,275 19

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
A10 Networks, Inc. ..................................................... 9,291 $ 122
ACI Worldwide, Inc. (a) .................................................. 13,402 579
ACM Research, Inc. , Class A (a) ............................................ 6,082 109
Adeia, Inc. ............................................................ 13,276 156
ADTRAN Holdings, Inc. ................................................. 9,544 65
Advanced Energy Industries, Inc. ........................................... 4,788 557
Aehr Test Systems (a) .................................................... 3,502 66
Aeva Technologies, Inc. (a) (b) .............................................. 3,959 14
Agilysys, Inc. (a) ....................................................... 3,329 373
Alarm.com Holdings, Inc. (a) ............................................... 6,141 433
Alkami Technology, Inc. (a) ................................................ 7,018 230
Allegro MicroSystems, Inc. (a) .............................................. 11,303 272
Alpha & Omega Semiconductor Ltd. (a) ....................................... 2,979 123
Altair Engineering, Inc. , Class A (a) .......................................... 7,200 636
Ambarella, Inc. (a) ...................................................... 4,968 262
Amdocs Ltd. .......................................................... 14,970 1,309
American Software, Inc. , Class A ........................................... 3,988 44
Amkor Technology, Inc. .................................................. 11,823 386
Amplitude, Inc. , Class A (a) ................................................ 8,839 76
Appfolio, Inc. , Class A (a) ................................................. 2,755 610
Appian Corp. , Class A (a) ................................................. 5,156 190
Applied Digital Corp. (a) (b) ................................................ 11,323 55
Applied Optoelectronics, Inc. (a) ............................................ 4,620 44
Arlo Technologies, Inc. (a) ................................................. 12,077 183
Arrow Electronics, Inc. (a) ................................................. 6,827 844
Arteris, Inc. (a) ......................................................... 3,107 25
Asana, Inc. , Class A (a) ................................................... 10,465 152
Aspen Technology, Inc. (a) ................................................. 3,454 649
Astera Labs, Inc. (a) (b) ................................................... 13,463 590
AstroNova, Inc. (a) ...................................................... 726 12
AudioEye, Inc. (a) ....................................................... 751 19
Aurora Innovation, Inc. (a) ................................................. 102,199 409
AvePoint, Inc. (a) ....................................................... 12,738 139
Aviat Networks, Inc. (a) ................................................... 1,457 45
Avnet, Inc. ............................................................ 11,584 623
Axcelis Technologies, Inc. (a) .............................................. 4,128 522
AXT, Inc. (a) .......................................................... 5,329 19
Backblaze, Inc. , Class A (a) ................................................ 3,595 24
Badger Meter, Inc. ...................................................... 3,780 779
Bel Fuse, Inc. , Class B ................................................... 1,584 118
Belden, Inc. ........................................................... 5,187 481
Benchmark Electronics, Inc. ............................................... 4,531 217
BigBear.ai Holdings, Inc. (a) (b) ............................................. 12,809 19
BigCommerce Holdings, Inc. , Class 1 (a) (b) .................................... 8,530 69
BILL Holdings, Inc. (a) ................................................... 13,116 655
Bit Digital, Inc. (a) ...................................................... 15,522 59
Bitdeer Technologies Group (a) ............................................. 1,744 16
Blackbaud, Inc. (a) ...................................................... 5,271 418
BlackLine, Inc. (a) ...................................................... 6,541 311
Blend Labs, Inc. , Class A (a) (b) ............................................. 22,071 61
Box, Inc. , Class A (a) .................................................... 18,128 510
Braze, Inc. , Class A (a) ................................................... 8,282 365
C3.ai, Inc. , Class A (a) (b) ................................................. 13,621 364
Calix, Inc. (a) .......................................................... 7,535 310
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 50,094 514
Cellebrite DI Ltd. (a) ..................................................... 7,913 108
Cerence, Inc. (a) ........................................................ 5,164 16
CEVA, Inc. (a) ......................................................... 2,947 59
Ciena Corp. (a) ......................................................... 18,293 965
Cipher Mining, Inc. (a) ................................................... 23,895 125
Cirrus Logic, Inc. (a) ..................................................... 6,867 896
Cleanspark, Inc. (a) (b) .................................................... 28,449 455
Clear Secure, Inc. , Class A ................................................ 9,991 213

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Clearfield, Inc. (a) ....................................................... 1,531 $ 66
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 15,459 302
Climb Global Solutions, Inc. ............................................... 493 35
Cognex Corp. ......................................................... 22,115 1,097
Coherent Corp. (a) ...................................................... 19,277 1,343
Cohu, Inc. (a) .......................................................... 5,928 190
CommScope Holding Co., Inc. (a) ........................................... 26,728 69
CommVault Systems, Inc. (a) ............................................... 5,488 839
CompoSecure, Inc. , Class A ............................................... 1,819 15
Confluent, Inc. , Class A (a) ................................................ 30,130 754
Consensus Cloud Solutions, Inc. (a) .......................................... 2,281 49
Core Scientific, Inc. (a) (b) ................................................. 18,819 183
CoreCard Corp. (a) ...................................................... 769 9
Corsair Gaming, Inc. (a) .................................................. 5,722 47
Couchbase, Inc. (a) ...................................................... 4,875 94
CPI Card Group, Inc. (a) .................................................. 564 17
Crane NXT Co. ........................................................ 6,306 397
CS Disco, Inc. (a) ....................................................... 2,898 18
CSP, Inc. (b) ........................................................... 876 14
CTS Corp. ............................................................ 3,863 189
Daktronics, Inc. (a) ...................................................... 4,825 72
Dave, Inc. (a) .......................................................... 839 31
Diebold Nixdorf, Inc. (a) .................................................. 4,775 208
Digi International, Inc. (a) ................................................. 4,550 124
Digimarc Corp. (a) (b) .................................................... 1,935 62
Digital Turbine, Inc. (a) ................................................... 11,886 28
DigitalOcean Holdings, Inc. (a) ............................................. 7,421 246
Diodes, Inc. (a) ......................................................... 5,745 449
DocuSign, Inc. (a) ....................................................... 26,154 1,451
Dolby Laboratories, Inc. , Class A ........................................... 7,587 598
Domo, Inc. , Class B (a) ................................................... 4,066 34
DoubleVerify Holdings, Inc. (a) ............................................. 18,003 380
Dropbox, Inc. , Class A (a) ................................................. 30,846 738
D-Wave Quantum, Inc. (a) (b) ............................................... 15,490 16
DXC Technology Co. (a) .................................................. 22,622 460
E2open Parent Holdings, Inc. (a) (b) .......................................... 30,125 141
Eastman Kodak Co. (a) ................................................... 8,065 47
eGain Corp. (a) ......................................................... 2,555 19
Elastic NV (a) .......................................................... 10,765 1,181
Enfusion, Inc. , Class A (a) ................................................. 6,296 60
Envestnet, Inc. (a) ....................................................... 7,026 435
EPAM Systems, Inc. (a) ................................................... 7,223 1,554
ePlus, Inc. (a) .......................................................... 3,408 313
Everspin Technologies, Inc. (a) .............................................. 2,225 14
Evolv Technologies Holdings, Inc. (a) (b) ...................................... 13,769 48
Extreme Networks, Inc. (a) ................................................ 16,321 233
F5, Inc. (a) ............................................................ 7,514 1,530
Fabrinet (a) ............................................................ 4,641 1,024
FARO Technologies, Inc. (a) ............................................... 2,388 41
Fastly, Inc. , Class A (a) ................................................... 16,198 131
Five9, Inc. (a) .......................................................... 9,340 416
FormFactor, Inc. (a) ..................................................... 9,873 529
Freshworks, Inc. , Class A (a) ............................................... 21,242 266
Gitlab, Inc. , Class A (a) ................................................... 15,071 772
Globant SA (a) ......................................................... 5,460 1,063
Grid Dynamics Holdings, Inc. (a) ............................................ 7,147 92
Guidewire Software, Inc. (a) ............................................... 10,546 1,583
Harmonic, Inc. (a) ....................................................... 14,716 216
HashiCorp, Inc. , Class A (a) ................................................ 18,217 615
Hut 8 Corp. (a) (b) ....................................................... 10,305 151
Ichor Holdings Ltd. (a) ................................................... 4,204 143
Immersion Corp. ....................................................... 3,749 48
Impinj, Inc. (a) ......................................................... 3,432 547

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
indie Semiconductor, Inc. , Class A (a) ......................................... 20,243 $ 121
Infinera Corp. (a) ....................................................... 29,794 177
Informatica, Inc. , Class A (a) ............................................... 17,102 409
Information Services Group, Inc. ............................................ 4,401 15
Innoviz Technologies Ltd. (a) (b) ............................................. 20,484 16
Inseego Corp. (a) ....................................................... 1,236 12
Insight Enterprises, Inc. (a) ................................................ 4,154 933
Intapp, Inc. (a) ......................................................... 8,531 306
InterDigital, Inc. (b) ..................................................... 3,188 391
inTEST Corp. (a) ....................................................... 1,538 17
IonQ, Inc. (a) (b) ........................................................ 23,276 190
IPG Photonics Corp. (a) ................................................... 3,534 284
Iteris, Inc. (a) .......................................................... 5,422 27
Itron, Inc. (a) .......................................................... 5,861 606
Jamf Holding Corp. (a) ................................................... 7,720 141
Juniper Networks, Inc. ................................................... 41,426 1,561
Kaltura, Inc. (a) ........................................................ 9,025 12
Kimball Electronics, Inc. (a) ............................................... 3,160 75
Klaviyo, Inc. , Class A (a) .................................................. 6,209 163
Knowles Corp. (a) ....................................................... 11,365 208
Kulicke & Soffa Industries, Inc. ............................................. 6,906 326
Kyndryl Holdings, Inc. (a) ................................................. 29,342 788
Lantronix, Inc. (a) ....................................................... 3,942 16
Lattice Semiconductor Corp. (a) ............................................. 17,557 931
Lightwave Logic, Inc. (a) (b) ............................................... 15,422 53
Littelfuse, Inc. ......................................................... 3,166 846
LiveRamp Holdings, Inc. (a) ............................................... 8,239 249
Lumentum Holdings, Inc. (a) ............................................... 8,248 427
Luna Innovations, Inc. (a) (b) ............................................... 4,123 12
MACOM Technology Solutions Holdings, Inc. (a) ................................ 7,476 754
Magnachip Semiconductor Corp. (a) .......................................... 4,696 24
Manhattan Associates, Inc. (a) .............................................. 7,861 2,008
Marathon Digital Holdings, Inc. (a) (b) ........................................ 36,236 713
Matterport, Inc. (a) ...................................................... 35,191 156
MaxLinear, Inc. (a) ...................................................... 9,844 139
MeridianLink, Inc. (a) .................................................... 2,888 68
Methode Electronics, Inc. ................................................. 4,272 54
MicroVision, Inc. (a) (b) ................................................... 26,427 28
Mirion Technologies, Inc. (a) ............................................... 27,123 286
Mitek Systems, Inc. (a) ................................................... 5,852 78
MKS Instruments, Inc. ................................................... 8,630 1,087
N-able, Inc. (a) ......................................................... 8,184 114
Napco Security Technologies, Inc. ........................................... 4,555 254
Navitas Semiconductor Corp. (a) ............................................ 16,049 60
nCino, Inc. (a) ......................................................... 10,248 336
NCR Voyix Corp. (a) ..................................................... 18,054 266
NETGEAR, Inc. (a) ..................................................... 3,492 55
NetScout Systems, Inc. (a) ................................................. 8,891 181
NextNav, Inc. (a) ........................................................ 4,846 40
nLight, Inc. (a) ......................................................... 5,797 70
Novanta, Inc. (a) ........................................................ 4,593 832
Nutanix, Inc. , Class A (a) .................................................. 31,726 1,602
NVE Corp. ........................................................... 616 55
Olo, Inc. , Class A (a) ..................................................... 13,201 63
ON24, Inc. (a) ......................................................... 4,649 31
OneSpan, Inc. (a) ....................................................... 4,575 68
Onto Innovation, Inc. (a) .................................................. 6,311 1,207
OSI Systems, Inc. (a) ..................................................... 2,050 303
Ouster, Inc. (a) ......................................................... 3,347 44
PagerDuty, Inc. (a) ...................................................... 11,587 243
PAR Technology Corp. (a) ................................................. 4,305 218
PC Connection, Inc. ..................................................... 1,562 112
PDF Solutions, Inc. (a) ................................................... 3,978 140

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Pegasystems, Inc. ....................................................... 5,338 $ 372
Perficient, Inc. (a) ....................................................... 4,441 335
Photronics, Inc. (a) ...................................................... 7,496 190
Plexus Corp. (a) ........................................................ 3,466 444
Porch Group, Inc. (a) ..................................................... 9,872 20
Power Integrations, Inc. .................................................. 7,183 525
PowerSchool Holdings, Inc. (a) ............................................. 7,436 168
Prairie Operating Co. (a) .................................................. 851 8
Procore Technologies, Inc. (a) .............................................. 17,405 1,236
Progress Software Corp. .................................................. 5,498 321
PROS Holdings, Inc. (a) .................................................. 5,496 132
Q2 Holdings, Inc. (a) ..................................................... 7,345 496
Qorvo, Inc. (a) ......................................................... 12,255 1,468
Qualys, Inc. (a) ......................................................... 4,643 692
QuickLogic Corp. (a) (b) .................................................. 1,706 18
Rackspace Technology, Inc. (a) ............................................. 8,243 19
Rambus, Inc. (a) ........................................................ 13,825 711
Rapid7, Inc. (a) ......................................................... 7,830 308
Red Violet, Inc. (a) ...................................................... 1,348 35
Rekor Systems, Inc. (a) (b) ................................................. 10,323 19
ReposiTrak, Inc. (b) ..................................................... 1,503 29
Ribbon Communications, Inc. (a) ............................................ 18,426 62
Richardson Electronics Ltd. ............................................... 1,532 18
Rigetti Computing, Inc. (a) (b) .............................................. 17,571 18
Rimini Street, Inc. (a) .................................................... 5,935 13
RingCentral, Inc. , Class A (a) ............................................... 10,373 364
Riot Platforms, Inc. (a) ................................................... 34,647 353
Rogers Corp. (a) ........................................................ 2,392 292
Samsara, Inc. , Class A (a) ................................................. 25,347 970
Sanmina Corp. (a) ....................................................... 6,901 520
ScanSource, Inc. (a) ..................................................... 2,943 153
SEMrush Holdings, Inc. , Class A (a) .......................................... 3,838 57
Semtech Corp. (a) ....................................................... 8,230 261
SentinelOne, Inc. , Class A (a) ............................................... 33,944 777
Silicon Laboratories, Inc. (a) ............................................... 4,027 484
SiTime Corp. (a) ........................................................ 2,283 324
SkyWater Technology, Inc. (a) (b) ............................................ 2,934 22
SMART Global Holdings, Inc. (a) ........................................... 6,514 152
SmartRent, Inc. (a) (b) .................................................... 22,510 41
Smartsheet, Inc. , Class A (a) ............................................... 16,976 814
SolarEdge Technologies, Inc. (a) (b) .......................................... 7,339 212
SolarWinds Corp. ....................................................... 5,996 72
SoundHound AI, Inc. , Class A (a) (b) .......................................... 36,511 186
SoundThinking, Inc. (a) ................................................... 1,211 19
Sprinklr, Inc. , Class A (a) .................................................. 14,918 147
Sprout Social, Inc. , Class A (a) .............................................. 6,214 243
SPS Commerce, Inc. (a) ................................................... 4,729 1,019
Squarespace, Inc. , Class A (a) .............................................. 7,138 315
Stratasys Ltd. (a) ........................................................ 7,380 63
Synaptics, Inc. (a) ....................................................... 5,002 437
TD SYNNEX Corp. ..................................................... 10,009 1,193
Telos Corp. (a) ......................................................... 6,554 28
Tenable Holdings, Inc. (a) ................................................. 15,090 693
Teradata Corp. (a) ....................................................... 12,310 399
Terawulf, Inc. (a) ....................................................... 30,773 128
The Hackett Group, Inc. .................................................. 3,197 87
Thoughtworks Holding, Inc. (a) ............................................. 11,529 40
TTM Technologies, Inc. (a) ................................................ 12,754 247
Tucows, Inc. , Class A (a) .................................................. 1,034 26
Turtle Beach Corp. (a) .................................................... 2,054 30
Twilio, Inc. , Class A (a) ................................................... 20,862 1,234
UiPath, Inc. , Class A (a) .................................................. 56,530 688
Ultra Clean Holdings, Inc. (a) .............................................. 5,643 244

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Unisys Corp. (a) ........................................................ 8,440 $ 40
Unity Software, Inc. (a) ................................................... 36,701 600
Universal Display Corp. .................................................. 5,636 1,255
Varonis Systems, Inc. (a) .................................................. 13,897 766
Veeco Instruments, Inc. (a) ................................................. 7,136 296
Verint Systems, Inc. (a) ................................................... 7,833 283
Vertex, Inc. , Class A (a) ................................................... 6,784 269
Viant Technology, Inc. , Class A (a) ........................................... 1,899 22
Viasat, Inc. (a) ......................................................... 12,715 257
Viavi Solutions, Inc. (a) ................................................... 28,437 229
Vishay Intertechnology, Inc. ............................................... 16,024 390
Vishay Precision Group, Inc. (a) ............................................. 1,475 51
Vontier Corp. .......................................................... 19,861 779
Weave Communications, Inc. (a) ............................................ 5,728 57
Wolfspeed, Inc. (a) (b) .................................................... 15,986 301
Workiva, Inc. (a) ........................................................ 6,251 461
Xerox Holdings Corp. ................................................... 14,861 160
Xperi, Inc. (a) .......................................................... 5,617 46
Yext, Inc. (a) ........................................................... 13,447 77
Zeta Global Holdings Corp. , Class A (a) ....................................... 20,811 446
Zuora, Inc. , Class A (a) ................................................... 17,678 160
91,910
Materials (5.2%):
AdvanSix, Inc. ......................................................... 3,342 94
Alcoa Corp. ........................................................... 22,929 758
Algoma Steel Group, Inc. ................................................. 12,203 108
Alpha Metallurgical Resources, Inc. .......................................... 1,406 415
Alto Ingredients, Inc. (a) .................................................. 9,410 15
American Vanguard Corp. ................................................. 3,353 32
AptarGroup, Inc. ....................................................... 8,475 1,246
Arcadium Lithium PLC (a) ................................................ 138,330 440
Arch Resources, Inc. .................................................... 2,222 326
Ardagh Metal Packaging SA ............................................... 17,799 66
Arras Minerals Corp. (a) .................................................. 4,451 1
Ashland, Inc. .......................................................... 6,434 622
ASP Isotopes, Inc. (a) (b) .................................................. 3,604 10
Aspen Aerogels, Inc. (a) .................................................. 9,643 197
ATI, Inc. (a) ........................................................... 15,835 1,072
Atlas Lithium Corp. (a) ................................................... 906 10
Avient Corp. .......................................................... 11,552 523
Axalta Coating Systems Ltd. (a) ............................................. 28,395 1,012
Balchem Corp. ......................................................... 4,171 740
Berry Global Group, Inc. ................................................. 14,721 967
Cabot Corp. ........................................................... 7,031 705
Carpenter Technology Corp. ............................................... 6,090 888
Century Aluminum Co. (a) ................................................. 6,645 100
Clearwater Paper Corp. (a) ................................................. 2,082 116
Cleveland-Cliffs, Inc. (a) .................................................. 60,176 924
Coeur Mining, Inc. (a) .................................................... 50,768 330
Commercial Metals Co. .................................................. 14,800 890
Compass Minerals International, Inc. ......................................... 5,281 70
Contango ORE, Inc. (a) ................................................... 649 15
Core Molding Technologies, Inc. (a) .......................................... 1,030 19
Crown Holdings, Inc. .................................................... 15,448 1,370
Dakota Gold Corp. (a) .................................................... 8,829 21
Eagle Materials, Inc. ..................................................... 4,314 1,175
Eastman Chemical Co. ................................................... 15,092 1,559
Ecovyst, Inc. (a) ........................................................ 13,714 131
Element Solutions, Inc. ................................................... 28,663 772
Flotek Industries, Inc. (a) .................................................. 3,680 16
FMC Corp. ........................................................... 16,003 934
Friedman Industries, Inc. ................................................. 860 15

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Gatos Silver, Inc. (a) ..................................................... 6,005 $ 76
Ginkgo Bioworks Holdings, Inc. (a) .......................................... 181,203 69
Graphic Packaging Holding Co. ............................................ 39,149 1,178
Greif, Inc. , Class A ...................................................... 3,257 217
H.B. Fuller Co. ........................................................ 7,009 604
Hawkins, Inc. ......................................................... 2,468 256
Haynes International, Inc. ................................................. 1,604 96
Hecla Mining Co. ....................................................... 75,650 437
Huntsman Corp. ........................................................ 21,012 503
Idaho Strategic Resources, Inc. (a) ........................................... 1,389 15
Ingevity Corp. (a) ....................................................... 4,650 213
Innospec, Inc. ......................................................... 3,179 417
Intrepid Potash, Inc. (a) ................................................... 1,274 33
Kaiser Aluminum Corp. .................................................. 2,033 160
Knife River Corp. (a) .................................................... 7,254 577
Koppers Holdings, Inc. ................................................... 2,618 107
Loop Industries, Inc. (a) ................................................... 2,625 5
Louisiana-Pacific Corp. .................................................. 9,092 892
LSB Industries, Inc. (a) ................................................... 5,966 54
Materion Corp. ........................................................ 2,633 317
Mativ Holdings, Inc. ..................................................... 6,848 131
McEwen Mining, Inc. (a) .................................................. 5,465 52
Mercer International, Inc. ................................................. 4,936 38
Metallus, Inc. (a) ........................................................ 4,886 110
Minerals Technologies, Inc. ................................................ 4,110 322
MP Materials Corp. (a) (b) ................................................. 15,833 214
Myers Industries, Inc. .................................................... 4,723 70
NewMarket Corp. ...................................................... 877 492
Northern Technologies International Corp. ..................................... 1,004 13
Novusterra, Inc. (a) (c) .................................................... 579 —
O-I Glass, Inc. (a) ....................................................... 19,773 264
Olin Corp. ............................................................ 15,353 700
Olympic Steel, Inc. ...................................................... 1,264 64
Origin Materials, Inc. (a) .................................................. 15,875 14
Orion SA ............................................................. 7,285 179
Pactiv Evergreen, Inc. .................................................... 5,115 67
Perpetua Resources Corp. (a) (b) ............................................. 8,282 56
Piedmont Lithium, Inc. (a) (b) ............................................... 2,314 23
PureCycle Technologies, Inc. (a) (b) .......................................... 18,034 139
Quaker Chemical Corp. .................................................. 1,784 324
Radius Recycling, Inc. ................................................... 3,294 60
Ramaco Resources, Inc. , Class A ............................................ 3,980 54
Ranpak Holdings Corp. (a) ................................................ 9,454 68
Rayonier Advanced Materials, Inc. (a) ........................................ 8,074 54
Royal Gold, Inc. ........................................................ 8,460 1,169
RPM International, Inc. .................................................. 16,422 1,995
Ryerson Holding Corp. ................................................... 3,763 90
Sealed Air Corp. ....................................................... 18,614 708
Sensient Technologies Corp. ............................................... 4,578 357
Silgan Holdings, Inc. .................................................... 10,664 548
Smith-Midland Corp. (a) .................................................. 578 20
Smurfit WestRock PLC (a) ................................................. 33,107 1,485
Sonoco Products Co. .................................................... 12,567 678
Stepan Co. ............................................................ 2,764 234
Summit Materials, Inc. , Class A (a) .......................................... 15,420 644
SunCoke Energy, Inc. .................................................... 10,738 126
Sylvamo Corp. ......................................................... 4,431 327
The Chemours Co. ...................................................... 18,989 459
The Mosaic Co. ........................................................ 41,127 1,224
The Scotts Miracle-Gro Co. ............................................... 5,474 430
TMC the metals Co., Inc. (a) (b) ............................................. 15,217 16
Tredegar Corp. (a) ....................................................... 3,877 22
TriMas Corp. .......................................................... 4,913 121

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Trinseo PLC .......................................................... 4,452 $ 13
Tronox Holdings PLC ................................................... 15,140 245
United States Lime & Minerals, Inc. ......................................... 1,340 114
United States Steel Corp. ................................................. 28,670 1,178
Universal Stainless & Alloy Products, Inc. (a) ................................... 1,099 41
Warrior Met Coal, Inc. ................................................... 6,631 458
Worthington Steel, Inc. ................................................... 4,196 167
41,307
Real Estate (7.1%):
Acadia Realty Trust ..................................................... 13,225 286
Agree Realty Corp. ..................................................... 12,759 880
Alexander & Baldwin, Inc. ................................................ 9,236 182
Alexander's, Inc. ....................................................... 274 66
Alpine Income Property Trust, Inc. .......................................... 1,600 28
American Assets Trust, Inc. ................................................ 5,953 158
American Healthcare REIT, Inc. ............................................ 8,312 133
American Homes 4 Rent , Class A ........................................... 43,511 1,570
Americold Realty Trust, Inc. ............................................... 36,594 1,094
Anywhere Real Estate, Inc. (a) .............................................. 13,548 64
Apartment Investment and Management Co. (a) .................................. 17,036 151
Apple Hospitality REIT, Inc. ............................................... 29,212 432
Armada Hoffler Properties, Inc. ............................................. 8,491 101
Braemar Hotels & Resorts, Inc. ............................................. 7,539 27
Brandywine Realty Trust ................................................. 21,619 109
Brixmor Property Group, Inc. .............................................. 38,614 984
Broadstone Net Lease, Inc. ................................................ 24,065 419
BRT Apartments Corp. ................................................... 1,370 26
BXP, Inc. ............................................................. 20,231 1,443
Camden Property Trust ................................................... 13,556 1,501
CareTrust REIT, Inc. .................................................... 18,246 492
CBL & Associates Properties, Inc. ........................................... 3,239 83
Centerspace ........................................................... 1,905 133
Chatham Lodging Trust .................................................. 6,152 54
City Office REIT, Inc. .................................................... 4,975 30
Community Healthcare Trust, Inc. ........................................... 3,428 75
Compass, Inc. , Class A (a) ................................................. 50,158 220
COPT Defense Properties ................................................. 14,484 420
Cousins Properties, Inc. .................................................. 19,475 536
CTO Realty Growth, Inc. ................................................. 2,607 52
CubeSmart ........................................................... 28,800 1,370
Cushman & Wakefield PLC (a) ............................................. 29,259 384
DiamondRock Hospitality Co. .............................................. 26,441 218
DigitalBridge Group, Inc. ................................................. 22,165 313
Diversified Healthcare Trust ............................................... 27,798 93
Douglas Emmett, Inc. .................................................... 20,767 334
Easterly Government Properties, Inc. ......................................... 12,422 173
EastGroup Properties, Inc. ................................................ 6,154 1,151
Elme Communities ...................................................... 11,207 184
Empire State Realty Trust, Inc. ............................................. 17,313 186
EPR Properties ........................................................ 9,565 430
Equity Commonwealth (a) ................................................. 13,575 277
Equity LifeStyle Properties, Inc. ............................................ 23,004 1,580
Essential Properties Realty Trust, Inc. ........................................ 22,469 665
eXp World Holdings, Inc. (b) ............................................... 10,128 145
Farmland Partners, Inc. ................................................... 5,597 59
Federal Realty Investment Trust ............................................ 10,596 1,183
First Industrial Realty Trust, Inc. ............................................ 17,016 931
Five Point Holdings LLC , Class A (a) ......................................... 7,609 26
Forestar Group, Inc. (a) ................................................... 2,400 76
Four Corners Property Trust, Inc. ............................................ 11,715 318
Franklin Street Properties Corp. ............................................. 10,478 18
FRP Holdings, Inc. (a) .................................................... 1,622 49

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Getty Realty Corp. ...................................................... 6,393 $ 189
Gladstone Commercial Corp. .............................................. 5,093 77
Gladstone Land Corp. .................................................... 4,299 64
Global Medical REIT, Inc. ................................................ 7,983 76
Global Net Lease, Inc. ................................................... 25,568 222
Healthcare Realty Trust, Inc. ............................................... 48,603 860
Healthpeak Properties, Inc. ................................................ 90,608 1,977
Highwoods Properties, Inc. ................................................ 13,455 417
Host Hotels & Resorts, Inc. ................................................ 89,882 1,574
Howard Hughes Holdings, Inc. (a) ........................................... 6,411 476
Hudson Pacific Properties, Inc. ............................................. 17,704 106
Independence Realty Trust, Inc. ............................................. 28,843 538
Industrial Logistics Properties Trust .......................................... 8,327 43
Innovative Industrial Properties, Inc. ......................................... 3,604 443
InvenTrust Properties Corp. ............................................... 8,719 246
JBG SMITH Properties ................................................... 11,851 194
Jones Lang LaSalle, Inc. (a) ................................................ 6,083 1,526
Kennedy-Wilson Holdings, Inc. ............................................. 14,976 156
Kilroy Realty Corp. ..................................................... 14,828 548
Kimco Realty Corp. ..................................................... 85,190 1,851
Kite Realty Group Trust .................................................. 28,112 693
Lamar Advertising Co. , Class A ............................................. 11,242 1,347
LTC Properties, Inc. ..................................................... 5,494 196
LXP Industrial Trust ..................................................... 37,045 382
Marcus & Millichap, Inc. ................................................. 3,112 123
Maui Land & Pineapple Co., Inc. (a) .......................................... 890 21
Medical Properties Trust, Inc. (b) ............................................ 75,998 366
Modiv Industrial, Inc. (b) .................................................. 1,093 16
National Health Investors, Inc. ............................................. 5,349 400
National Storage Affiliates Trust ............................................ 8,799 375
NET Lease Office Properties (a) ............................................. 1,898 56
NETSTREIT Corp. ..................................................... 9,430 155
Newmark Group, Inc. , Class A ............................................. 18,017 234
NexPoint Diversified Real Estate Trust (a) ...................................... 4,270 27
NexPoint Residential Trust, Inc. ............................................ 2,917 127
NNN REIT, Inc. ........................................................ 23,487 1,054
Offerpad Solutions, Inc. (a) (b) .............................................. 2,034 9
Omega Healthcare Investors, Inc. ........................................... 31,817 1,158
One Liberty Properties, Inc. ............................................... 1,981 52
Opendoor Technologies, Inc. (a) ............................................. 72,337 168
Orion Office REIT, Inc. ................................................... 6,878 28
Outfront Media, Inc. ..................................................... 17,083 277
Paramount Group, Inc. ................................................... 23,003 121
Park Hotels & Resorts, Inc. ................................................ 26,526 400
Pebblebrook Hotel Trust .................................................. 15,263 209
Phillips Edison & Co., Inc. ................................................ 15,717 552
Piedmont Office Realty Trust, Inc. , Class A .................................... 15,751 136
Plymouth Industrial REIT, Inc. ............................................. 5,780 138
Postal Realty Trust, Inc. , Class A ............................................ 2,745 41
PotlatchDeltic Corp. ..................................................... 10,015 444
Rayonier, Inc. ......................................................... 19,048 578
RE/MAX Holdings, Inc. .................................................. 2,184 21
Redfin Corp. (a) ........................................................ 14,763 120
Regency Centers Corp. ................................................... 23,673 1,594
Retail Opportunity Investments Corp. ........................................ 15,922 238
Rexford Industrial Realty, Inc. .............................................. 28,075 1,407
RLJ Lodging Trust ...................................................... 19,560 185
Ryman Hospitality Properties, Inc. ........................................... 7,497 754
Sabra Health Care REIT, Inc. .............................................. 29,417 477
Safehold, Inc. ......................................................... 6,375 148
Saul Centers, Inc. ....................................................... 1,667 66
Seritage Growth Properties , Class A (a) ........................................ 4,679 24
Service Properties Trust .................................................. 20,881 118

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
SITE Centers Corp. ..................................................... 24,220 $ 374
SL Green Realty Corp. ................................................... 8,360 557
STAG Industrial, Inc. .................................................... 23,480 958
Star Holdings (a) ........................................................ 1,485 20
Summit Hotel Properties, Inc. .............................................. 13,549 86
Sunstone Hotel Investors, Inc. .............................................. 26,007 269
Tanger, Inc. ........................................................... 13,780 398
Tejon Ranch Co. (a) ..................................................... 3,172 60
Terreno Realty Corp. .................................................... 12,236 837
The Macerich Co. ...................................................... 27,643 443
The RMR Group, Inc. , Class A ............................................. 1,843 48
The St. Joe Co. ........................................................ 7,442 459
UMH Properties, Inc. .................................................... 8,412 149
Uniti Group, Inc. ....................................................... 29,289 113
Universal Health Realty Income Trust ........................................ 1,644 70
Urban Edge Properties ................................................... 15,327 311
Veris Residential, Inc. .................................................... 10,824 170
Vornado Realty Trust .................................................... 21,456 643
Whitestone REIT ....................................................... 5,930 82
Xenia Hotels & Resorts, Inc. ............................................... 13,077 182
Zillow Group, Inc. , Class C (a) .............................................. 26,943 1,312
56,071
Utilities (2.3%):
ALLETE, Inc. ......................................................... 7,416 478
Altus Power, Inc. (a) ..................................................... 11,582 49
American States Water Co. ................................................ 4,764 393
Artesian Resources Corp. , Class A ........................................... 1,168 46
Avista Corp. .......................................................... 9,993 391
Black Hills Corp. ....................................................... 8,847 522
Brookfield Renewable Corp. , Class A ......................................... 23,195 652
Cadiz, Inc. (a) .......................................................... 5,478 20
California Water Service Group ............................................. 7,399 396
Chesapeake Utilities Corp. ................................................ 2,809 332
Clearway Energy, Inc. , Class C ............................................. 14,396 384
Consolidated Water Co. Ltd. ............................................... 1,915 56
Essential Utilities, Inc. ................................................... 35,249 1,433
Genie Energy Ltd. , Class B ................................................ 1,704 29
Global Water Resources, Inc. .............................................. 1,469 19
Hawaiian Electric Industries, Inc. ........................................... 14,194 235
IDACORP, Inc. ........................................................ 6,515 637
MGE Energy, Inc. ...................................................... 4,659 409
Middlesex Water Co. .................................................... 2,239 149
Montauk Renewables, Inc. (a) .............................................. 5,830 35
National Fuel Gas Co. ................................................... 11,702 686
New Jersey Resources Corp. ............................................... 12,699 594
NiSource, Inc. ......................................................... 57,676 1,802
Northwest Natural Holding Co. ............................................. 4,847 194
Northwestern Energy Group, Inc. ........................................... 7,850 422
OGE Energy Corp. ...................................................... 25,780 999
ONE Gas, Inc. ......................................................... 7,205 502
Ormat Technologies, Inc. ................................................. 7,784 604
Otter Tail Corp. ........................................................ 5,278 511
Pinnacle West Capital Corp. ............................................... 14,636 1,253
Portland General Electric Co. .............................................. 13,240 627
Pure Cycle Corp. (a) ..................................................... 2,995 33
ReNew Energy Global PLC (a) ............................................. 16,960 99
RGC Resources, Inc. .................................................... 1,051 24
SJW Group ........................................................... 3,784 229
Southwest Gas Holdings, Inc. .............................................. 8,610 638
Spire, Inc. ............................................................ 7,249 483
Sunnova Energy International, Inc. (a) (b) ...................................... 13,110 93
The York Water Co. ..................................................... 1,826 75

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
TXNM Energy, Inc. ..................................................... 11,497 $ 478
UGI Corp. ............................................................ 26,947 668
Unitil Corp. ........................................................... 2,043 125
17,804
Total Common Stocks (Cost $495,881)
a
a
a
784,737
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc. (a) (c) ....................................................... 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
–
Rights (0.0%)(h)
Consumer Staples (0.0%):(h)
Spectrum Pharmaceuticals, Inc., CVR (a) (c) .................................... 20,024 — (d)
Health Care (0.0%):(h)
Akouos, Inc., CVR (a) (c) .................................................. 2,413 2
Albireo Pharma, Inc., CVR (a) (c) ............................................ 2,070 5
Applied Genetics, CVR (a) (c) .............................................. 7,439 — (d)
AstraZeneca PLC, CVR (a) (c) .............................................. 4,321 1
Carisma Therapeutics, Inc., CVR (a) (c) ........................................ 22,411 —
Cartesian Therapeutics, Inc., CVR (a) (c) ....................................... 14,929 3
Chinook Therapeutics, Inc., CVR (a) (c) ....................................... 5,192 2
Chinook Therapeutics, Inc., CVR (a) (c) ....................................... 1,625 — (d)
Cincor Pharma, Inc., CVR (a) (c) ............................................ 1,987 6
Coherus Biosciences, Inc., CVR (a) (c) ........................................ 5,561 1
Concentra Biosciences LLC, CVR (a) (c) ....................................... 2,062 — (d)
Concert Pharmaceuticals, Inc., CVR (a) (c) ..................................... 5,168 2
Epizyme, Inc., CVR (a) (c) ................................................. 15,309 — (d)
Flexion Therapeutics, Inc., CVR (a) (b) (c) ...................................... 6,526 — (d)
F-star Therapeutics, Inc., CVR (a) (c) ......................................... 1,298 — (d)
Imara, Inc., CVR (a) (c) ................................................... 1,789 1
Inhibrx, Inc., CVR (a) (c) .................................................. 4,624 3
Jounce Therapeutics, Inc., CVR (a) (c) ......................................... 4,884 — (d)
Magenta Therapeutics, Inc., CVR (a) (c) ....................................... 4,843 — (d)
MediPacific, Inc., CVR (a) (c) ............................................... 5,536 — (d)
Miragen Therapeutics, Inc., CVR (a) (c) ....................................... 7,890 — (d)
Ocuphire Pharma, Inc., CVR (a) (c) ........................................... 168 — (d)
OmniAb Operations, Inc., 12.50 Earnout Shares (a) (c) (f) (g) ......................... 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares (a) (c) (f) (g) ......................... 698 —
Opiant Pharma, Inc., CVR (a) (c) ............................................ 533 — (d)
Palisade Bio, Inc., CVR (a) (c) .............................................. 2,758 1
Paratek Pharmaceuticals, Inc., CVR (a) (b) (c) .................................... 5,165 1
Prevail Therapeutics, Inc., CVR (a) (c) ........................................ 4,938 2
Satsuma Pharmaceuticals, Inc., CVR (a) (c) ..................................... 3,019 1
Tetraphase Pharmaceuticals, Inc., CVR (a) (c) ................................... 1,178 — (d)
Xeris Biopharma Holdings, Inc., CVR (a) (c) .................................... 8,140 —
Zynerba Pharmaceuticals, Inc., CVR (a) (b) (c) ................................... 5,691 1
32
Total Rights (Cost $7)
a
a
a
32
Warrants (0.0%)(h)
Health Care (0.0%):(h)
Galectin Therapeutics, Inc. (a) (c) ............................................ 7,552 — (d)

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ –
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
–
Scilex Holding Co. ...........................................
1/27/2023
33
Security Description Shares
Value
(000)
Salarius Pharmaceuticals, Inc. (a) ............................................ 2,486 $ —
—
Total Warrants (Cost $—)
a
a
a
— (d)
Collateral for Securities Loaned (2.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (i) ........ 5,685,469 5,686
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (i) ............ 5,685,469 5,686
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (i) ................ 5,685,469 5,685
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (i) . 5,685,469 5,685
Total Collateral for Securities Loaned (Cost $22,742)
a
a
a
22,742
Total Investments (Cost $518,630) — 102.3% 807,511
Liabilities in excess of other assets — (2.3)% (18,401)
NET ASSETS - 100.00% $ 789,110
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of July 31, 2024.
(d) Rounds to less than $1 thousand.
(e) Affiliated security.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2024. (amounts in thousands):
(h) Amount represents less than 0.05% of net assets.
(i) Rate disclosed is the daily yield on July 31, 2024.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 38 9/20/24 $ 3,899,706 $ 4,318,700 $ 418,994
Total unrealized appreciation $ 418,994
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 418,994
Affiliated Holdings
(Amounts in thousands)
Fair Value
4/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2024
Dividend
Income
Victory Capital Holdings, Inc. ,
Class A ............... $ 296 $ — $ (7) $ 1 $ — $ 8 $ 298 $ 2

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Australia (2.1%):
Consumer Discretionary (0.1%):
The Lottery Corp Ltd. .................................................... 242,623 $ 791
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 105,822 1,254
Woolworths Group Ltd. .................................................. 80,070 1,806
3,060
Financials (0.5%):
Medibank Private Ltd. ................................................... 947,410 2,466
Information Technology (0.1%):
Atlassian Corp. , Class A (a) ................................................ 2,974 525
Materials (0.8%):
BHP Group Ltd. ........................................................ 108,665 3,017
BlueScope Steel Ltd. .................................................... 7,640 111
Fortescue Ltd. ......................................................... 74,173 923
4,051
10,893
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 4,243 1,667
Brazil (0.7%):
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 225,600 1,492
Financials (0.4%):
BB Seguridade Participacoes SA ............................................ 226,300 1,407
Itau Unibanco Holding SA , Preference Shares .................................. 50,745 304
1,711
Materials (0.0%):(b)
Vale SA .............................................................. 11,597 127
3,330
Canada (3.2%):
Consumer Discretionary (0.8%):
Dollarama, Inc. ........................................................ 31,032 2,909
Lululemon Athletica, Inc. (a) ............................................... 4,445 1,150
4,059
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc. ............................................. 31,251 1,927
Loblaw Cos. Ltd. ....................................................... 2,363 291
2,218
Energy (0.7%):
Canadian Natural Resources Ltd. ............................................ 39,302 1,396
Cenovus Energy, Inc. .................................................... 28,998 584
MEG Energy Corp. (a) ................................................... 31,488 653
Suncor Energy, Inc. ..................................................... 28,452 1,136
3,769
Financials (0.5%):
Canadian Imperial Bank of Commerce ........................................ 8,040 416
iA Financial Corp., Inc. ................................................... 1,781 120
Sun Life Financial, Inc. .................................................. 6,758 336
The Toronto-Dominion Bank ............................................... 25,615 1,513
2,385

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Industrials (0.2%):
TFI International, Inc. .................................................... 6,316 $ 983
Information Technology (0.6%):
CGI, Inc. (a) ........................................................... 5,942 678
Constellation Software, Inc. ............................................... 669 2,111
2,789
16,203
China (1.8%):
Communication Services (0.1%):
NetEase, Inc. .......................................................... 5,900 109
Tencent Holdings Ltd. ................................................... 11,400 526
635
Consumer Discretionary (0.6%):
ANTA Sports Products Ltd. ................................................ 86,000 770
BYD Co. Ltd. ......................................................... 33,500 992
Haidilao International Holding Ltd. (c) ........................................ 231,000 375
Topsports International Holdings Ltd. (c) ...................................... 1,066,000 475
Vipshop Holdings Ltd. , ADR .............................................. 42,245 576
Yadea Group Holdings Ltd. (a) (c) ............................................ 136,000 183
3,371
Consumer Staples (0.2%):
Nongfu Spring Co. Ltd. , Class H (c) .......................................... 208,200 809
Energy (0.4%):
China Coal Energy Co. Ltd. , Class H ......................................... 462,000 468
China Shenhua Energy Co. Ltd. , Class H ...................................... 41,000 171
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 395,000 716
PetroChina Co. Ltd. , Class H .............................................. 826,000 717
2,072
Financials (0.2%):
Bank of China Ltd. , Class H ............................................... 557,000 248
Industrial & Commercial Bank of China Ltd. , Class H ............................. 349,000 193
New China Life Insurance Co. Ltd. , Class H .................................... 260,800 509
950
Industrials (0.2%):
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 563,000 804
Information Technology (0.1%):
Lenovo Group Ltd. ...................................................... 486,000 629
9,270
Denmark (0.8%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 7,429 1,165
Health Care (0.6%):
Novo Nordisk A/S , Class B ................................................ 23,791 3,152
4,317
Finland (1.1%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 22,600 1,052
Health Care (0.4%):
Orion Oyj , Class B ...................................................... 39,411 1,810

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Industrials (0.5%):
Kone Oyj , Class B ...................................................... 49,734 $ 2,539
5,401
France (1.8%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 1,724 180
Consumer Discretionary (0.7%):
Hermes International SCA ................................................ 691 1,510
La Francaise des Jeux SAEM (c) ............................................ 32,254 1,251
LVMH Moet Hennessy Louis Vuitton SE ...................................... 932 657
3,418
Consumer Staples (0.4%):
L'Oreal SA ........................................................... 4,973 2,150
Energy (0.4%):
TotalEnergies SE ....................................................... 32,631 2,201
Financials (0.0%):(b)
Eurazeo SE ........................................................... 1,881 148
Health Care (0.1%):
Ipsen SA ............................................................. 3,714 417
Sanofi SA ............................................................ 1,183 122
539
Industrials (0.1%):
Cie de Saint-Gobain SA .................................................. 3,641 312
Rexel SA ............................................................. 3,116 79
Schneider Electric SE .................................................... 1,048 253
644
Utilities (0.0%):(b)
Engie SA ............................................................. 10,398 164
9,444
Germany (0.9%):
Communication Services (0.0%):(b)
Deutsche Telekom AG ................................................... 5,321 139
Consumer Discretionary (0.0%):(b)
Mercedes-Benz Group AG ................................................ 2,378 157
Financials (0.3%):
Commerzbank AG ...................................................... 8,404 137
Deutsche Bank AG , Registered Shares ........................................ 6,620 103
Talanx AG ............................................................ 14,101 1,071
1,311
Industrials (0.6%):
Deutsche Post AG ...................................................... 52,425 2,338
GEA Group AG ........................................................ 13,543 598
2,936
Materials (0.0%):(b)
Heidelberg Materials AG ................................................. 1,426 149
4,692
Hong Kong (0.4%):
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd. ......................................... 1,218,000 609

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Chow Tai Fook Jewellery Group Ltd. ......................................... 677,000 $ 615
1,224
Consumer Staples (0.0%):(b)
WH Group Ltd. (c) ...................................................... 278,000 181
Industrials (0.1%):
Orient Overseas International Ltd. ........................................... 23,500 331
Techtronic Industries Co. Ltd. .............................................. 28,000 358
689
2,094
India (2.7%):
Communication Services (0.2%):
Bharti Airtel Ltd. ....................................................... 10,030 179
Tata Communications Ltd. ................................................ 35,790 853
1,032
Consumer Discretionary (0.2%):
Bajaj Auto Ltd. ........................................................ 5,815 672
Tata Motors Ltd. ....................................................... 11,987 166
838
Consumer Staples (0.4%):
Britannia Industries Ltd. (a) ................................................ 13,547 937
ITC Ltd. ............................................................. 196,842 1,167
2,104
Financials (0.5%):
ICICI Bank Ltd. ........................................................ 176,102 2,567
State Bank of India ...................................................... 11,866 124
2,691
Health Care (0.0%):(b)
Sun Pharmaceutical Industries Ltd. .......................................... 7,924 163
Industrials (0.2%):
Bharat Electronics Ltd. ................................................... 55,034 208
Havells India Ltd. ...................................................... 40,575 898
1,106
Information Technology (0.8%):
HCL Technologies Ltd. ................................................... 15,364 302
Infosys Ltd. ........................................................... 85,022 1,886
Tata Consultancy Services Ltd. ............................................. 35,674 1,873
4,061
Materials (0.3%):
Pidilite Industries Ltd. ................................................... 23,960 912
Tata Steel Ltd. ......................................................... 76,614 152
Vedanta Ltd. .......................................................... 123,401 666
1,730
Utilities (0.1%):
NTPC Ltd. ............................................................ 18,971 94
Power Grid Corp. of India Ltd. ............................................. 36,246 151
245
13,970
Indonesia (1.0%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 5,072,200 901

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Energy (0.2%):
PT Adaro Energy Indonesia Tbk ............................................ 4,932,600 $ 978
Financials (0.6%):
PT Bank Central Asia Tbk ................................................. 3,559,900 2,255
PT Bank Mandiri Persero Tbk .............................................. 2,229,900 879
3,134
5,013
Ireland (0.6%):
Industrials (0.0%):(b)
Trane Technologies PLC .................................................. 564 189
Information Technology (0.6%):
Accenture PLC , Class A .................................................. 9,169 3,031
3,220
Israel (0.3%):
Health Care (0.0%):(b)
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 5,852 102
Information Technology (0.3%):
Check Point Software Technologies Ltd. (a) .................................... 8,819 1,618
1,720
Italy (0.2%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,851 762
Financials (0.0%):(b)
Banco BPM SpA ....................................................... 13,468 93
Industrials (0.0%):(b)
Leonardo SpA ......................................................... 4,640 110
Prysmian SpA ......................................................... 1,623 112
222
1,077
Japan (4.4%):
Communication Services (0.3%):
KDDI Corp. ........................................................... 12,100 364
Nintendo Co. Ltd. ...................................................... 17,500 967
Nippon Telegraph & Telephone Corp. ........................................ 202,500 216
SoftBank Corp. ........................................................ 11,600 152
1,699
Consumer Discretionary (0.5%):
Aisin Corp. ........................................................... 3,200 108
Honda Motor Co. Ltd. ................................................... 31,600 338
Mazda Motor Corp. ..................................................... 17,300 149
Subaru Corp. .......................................................... 51,600 992
USS Co. Ltd. .......................................................... 95,200 859
2,446
Consumer Staples (0.0%):(b)
Japan Tobacco, Inc. ..................................................... 3,500 103
Financials (0.6%):
Mizuho Financial Group, Inc. .............................................. 6,600 151
Sompo Holdings, Inc. .................................................... 42,200 962
Tokio Marine Holdings, Inc. ............................................... 56,200 2,205
3,318
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd. ............................................ 21,500 938

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Hoya Corp. ........................................................... 13,300 $ 1,667
Otsuka Holdings Co. Ltd. ................................................. 3,200 163
Shionogi & Co. Ltd. ..................................................... 2,000 88
2,856
Industrials (0.7%):
Hitachi Ltd. ........................................................... 14,365 310
MISUMI Group, Inc. .................................................... 15,900 293
Mitsubishi Corp. ....................................................... 7,800 161
Mitsui & Co. Ltd. ....................................................... 5,400 125
Nippon Yusen KK ...................................................... 3,200 103
Recruit Holdings Co. Ltd. ................................................. 45,100 2,587
Toyota Tsusho Corp. ..................................................... 5,700 114
3,693
Information Technology (1.2%):
Disco Corp. ........................................................... 1,900 635
NEC Corp. ........................................................... 1,700 147
Nomura Research Institute Ltd. ............................................. 45,600 1,408
Oracle Corp. .......................................................... 26,000 2,122
SCREEN Holdings Co. Ltd. ............................................... 1,300 110
SCSK Corp. ........................................................... 4,400 87
Tokyo Electron Ltd. ..................................................... 4,300 900
Trend Micro, Inc. ....................................................... 15,200 729
6,138
Materials (0.4%):
JFE Holdings, Inc. ...................................................... 7,300 107
Nissan Chemical Corp. ................................................... 22,300 719
Nitto Denko Corp. ...................................................... 6,100 530
Shin-Etsu Chemical Co. Ltd. ............................................... 13,300 591
1,947
Utilities (0.1%):
Chubu Electric Power Co., Inc. ............................................. 8,600 109
The Kansai Electric Power Co., Inc. .......................................... 14,500 248
Tokyo Gas Co. Ltd. ..................................................... 4,400 96
453
22,653
Mexico (0.6%):
Communication Services (0.2%):
America Movil SAB de CV , Class B ......................................... 1,109,044 926
Consumer Staples (0.2%):
Fomento Economico Mexicano SAB de CV .................................... 9,996 110
Wal-Mart de Mexico SAB de CV ........................................... 304,993 1,015
1,125
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 146,742 1,100
3,151
Netherlands (2.1%):
Communication Services (0.2%):
Koninklijke KPN NV .................................................... 239,868 945
Consumer Discretionary (0.2%):
Stellantis NV .......................................................... 59,686 995
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV ............................................ 62,240 2,005

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Financials (0.0%):(b)
ING Groep NV ........................................................ 6,863 $ 125
Industrials (0.7%):
Wolters Kluwer NV ..................................................... 21,462 3,592
Information Technology (0.6%):
ASML Holding NV ..................................................... 2,861 2,664
NXP Semiconductors NV ................................................. 865 227
2,891
10,553
Norway (0.2%):
Communication Services (0.1%):
Telenor ASA .......................................................... 8,393 100
Industrials (0.1%):
Kongsberg Gruppen ASA ................................................. 5,757 579
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 16,110 89
768
Philippines (0.1%):
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 105,060 642
Portugal (0.0%):(b)
Energy (0.0%):(b)
Galp Energia SGPS SA ................................................... 5,578 117
Russian Federation (0.0%):(b)
Consumer Staples (0.0%):(b)
X5 Retail Group NV , GDR (a) (d) (e) .......................................... 18,705 2
Energy (0.0%):(b)
LUKOIL PJSC (a) (d) (e) .................................................. 34,009 4
Tatneft PJSC (a) (d) (e) .................................................... 90,761 4
8
Financials (0.0%):
Sberbank of Russia PJSC (a) (d) ............................................. 409,312 —
Materials (0.0%):(b)
MMC Norilsk Nickel PJSC (a) (d) (e) .......................................... 524,900 13
23
Singapore (0.6%):
Financials (0.6%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 132,500 1,475
Singapore Exchange Ltd. ................................................. 236,100 1,741
3,216
South Africa (0.4%):
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 25,227 491
Financials (0.3%):
Capitec Bank Holdings Ltd. ............................................... 7,539 1,176
FirstRand Ltd. ......................................................... 40,216 181
Standard Bank Group Ltd. ................................................ 17,591 215
1,572
2,063

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
South Korea (0.3%):
Consumer Discretionary (0.2%):
Kia Corp. ............................................................ 11,773 $ 966
Financials (0.0%):(b)
KB Financial Group, Inc. ................................................. 2,140 139
Information Technology (0.1%):
Samsung Electronics Co. Ltd. .............................................. 3,800 234
1,339
Spain (1.1%):
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 65,672 3,190
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 245,440 2,572
Banco Santander SA ..................................................... 26,313 127
2,699
5,889
Sweden (0.1%):
Industrials (0.1%):
Atlas Copco AB , Class A ................................................. 12,168 217
Volvo AB , Class B ...................................................... 9,051 231
448
Switzerland (3.5%):
Consumer Staples (0.5%):
Nestle SA , Registered Shares .............................................. 27,332 2,769
Financials (0.1%):
Partners Group Holding AG ............................................... 68 92
UBS Group AG ........................................................ 4,131 125
217
Health Care (1.8%):
Novartis AG , Registered Shares ............................................. 41,798 4,667
Roche Holding AG , Class BR .............................................. 14,310 4,664
9,331
Industrials (1.0%):
ABB Ltd. , Registered Shares ............................................... 23,960 1,330
Geberit AG , Registered Shares ............................................. 4,271 2,720
SGS SA , Registered Shares (a) .............................................. 8,473 926
4,976
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 5,282 476
Materials (0.0%):(b)
Glencore PLC ......................................................... 18,305 101
17,870
Taiwan (2.0%):
Consumer Discretionary (0.2%):
Eclat Textile Co. Ltd. .................................................... 20,000 325
Nien Made Enterprise Co. Ltd. ............................................. 51,000 620
945
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 337,730 868

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Industrials (0.1%):
Voltronic Power Technology Corp. .......................................... 12,000 $ 683
Information Technology (1.5%):
Advantech Co. Ltd. ..................................................... 96,295 1,025
MediaTek, Inc. ......................................................... 16,000 610
Micro-Star International Co. Ltd. ............................................ 78,000 407
Quanta Computer, Inc. ................................................... 9,000 77
Realtek Semiconductor Corp. .............................................. 89,000 1,404
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 14,000 408
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 21,917 3,634
7,565
10,061
Thailand (0.2%):
Communication Services (0.2%):
Advanced Info Service PCL ............................................... 151,000 993
United Kingdom (3.8%):
Consumer Discretionary (0.7%):
Burberry Group PLC .................................................... 24,272 243
InterContinental Hotels Group PLC .......................................... 12,827 1,292
JD Sports Fashion PLC ................................................... 65,499 110
Next PLC ............................................................ 16,053 1,876
3,521
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 76,359 2,104
Unilever PLC ......................................................... 34,413 2,115
4,219
Energy (0.3%):
BP PLC .............................................................. 177,294 1,048
Shell PLC (a) .......................................................... 12,349 450
1,498
Financials (0.0%):(b)
HSBC Holdings PLC .................................................... 18,006 164
Health Care (0.5%):
GSK PLC ............................................................ 129,129 2,507
Industrials (1.2%):
BAE Systems PLC ...................................................... 9,167 153
Ferguson PLC ......................................................... 4,394 978
Intertek Group PLC ..................................................... 11,935 775
RELX PLC ........................................................... 79,810 3,766
Rolls-Royce Holdings PLC (a) .............................................. 33,315 193
5,865
Materials (0.3%):
Rio Tinto PLC ......................................................... 23,013 1,496
Utilities (0.0%):(b)
Centrica PLC .......................................................... 71,008 121
19,391
United States (62.1%):
Communication Services (5.0%):
Alphabet, Inc. , Class A ................................................... 84,101 14,540
AT&T, Inc. ........................................................... 13,723 264
Comcast Corp. , Class A .................................................. 7,896 326
Meta Platforms, Inc. , Class A .............................................. 20,700 9,829
Omnicom Group, Inc. .................................................... 2,908 285
T-Mobile US, Inc. ...................................................... 825 150

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Verizon Communications, Inc. .............................................. 7,438 $ 302
25,696
Consumer Discretionary (5.0%):
AutoZone, Inc. (a) ....................................................... 622 1,949
Bath & Body Works, Inc. ................................................. 2,695 99
Booking Holdings, Inc. ................................................... 1,213 4,506
Chipotle Mexican Grill, Inc. (a) ............................................. 23,600 1,282
D.R. Horton, Inc. ....................................................... 914 165
Deckers Outdoor Corp. (a) ................................................. 1,817 1,676
Dick's Sporting Goods, Inc. ................................................ 815 176
Domino's Pizza, Inc. ..................................................... 3,160 1,355
eBay, Inc. ............................................................ 2,255 125
Lennar Corp. , Class A .................................................... 1,673 296
Lowe's Cos., Inc. ....................................................... 13,610 3,341
Marriott International, Inc. , Class A .......................................... 552 126
NIKE, Inc. , Class B ..................................................... 8,654 648
NVR, Inc. (a) .......................................................... 47 405
O'Reilly Automotive, Inc. (a) ............................................... 4,389 4,944
PulteGroup, Inc. ........................................................ 1,249 165
The Home Depot, Inc. ................................................... 5,582 2,055
The TJX Cos., Inc. ...................................................... 8,762 990
Ulta Beauty, Inc. (a) ..................................................... 4,134 1,508
25,811
Consumer Staples (6.7%):
Altria Group, Inc. ....................................................... 116,323 5,701
Colgate-Palmolive Co. ................................................... 65,146 6,462
Costco Wholesale Corp. .................................................. 3,792 3,117
Kimberly-Clark Corp. .................................................... 13,131 1,773
PepsiCo, Inc. .......................................................... 4,525 781
Philip Morris International, Inc. ............................................. 64,982 7,483
Target Corp. .......................................................... 13,767 2,071
The Kroger Co. ........................................................ 3,286 179
The Procter & Gamble Co. ................................................ 38,895 6,253
Walmart, Inc. .......................................................... 6,438 442
34,262
Energy (2.6%):
APA Corp. ............................................................ 28,426 887
ConocoPhillips Co. ..................................................... 17,951 1,996
Devon Energy Corp. ..................................................... 57,371 2,698
Diamondback Energy, Inc. ................................................ 976 197
EOG Resources, Inc. .................................................... 37,261 4,725
Exxon Mobil Corp. ..................................................... 4,643 551
Marathon Petroleum Corp. ................................................ 7,911 1,400
Valero Energy Corp. ..................................................... 5,608 907
13,361
Financials (4.8%):
American Express Co. ................................................... 12,144 3,073
American International Group, Inc. .......................................... 2,029 161
Ameriprise Financial, Inc. ................................................. 10,120 4,352
Apollo Global Management, Inc. ............................................ 1,615 202
Fidelity National Financial, Inc. ............................................ 3,858 214
Fifth Third Bancorp ..................................................... 4,122 175
Jack Henry & Associates, Inc. .............................................. 6,551 1,123
JPMorgan Chase & Co. .................................................. 3,831 815
LPL Financial Holdings, Inc. ............................................... 912 202
Mastercard, Inc. , Class A ................................................. 17,761 8,236
SEI Investments Co. ..................................................... 10,076 684
Synchrony Financial ..................................................... 6,579 334
The Allstate Corp. ...................................................... 888 152
The Goldman Sachs Group, Inc. ............................................ 292 149

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Visa, Inc. , Class A ...................................................... 9,857 $ 2,619
W.R. Berkley Corp. ..................................................... 31,584 1,741
Wells Fargo & Co. ...................................................... 5,093 302
24,534
Health Care (7.9%):
AbbVie, Inc. .......................................................... 32,420 6,008
Cardinal Health, Inc. .................................................... 9,146 922
Cencora, Inc. .......................................................... 810 193
Centene Corp. (a) ....................................................... 2,260 174
CVS Health Corp. ...................................................... 2,964 179
DaVita, Inc. (a) ......................................................... 1,063 145
Elevance Health, Inc. .................................................... 482 256
Eli Lilly & Co. ......................................................... 3,317 2,668
Gilead Sciences, Inc. .................................................... 41,610 3,165
HCA Healthcare, Inc. .................................................... 812 295
Hologic, Inc. (a) ........................................................ 16,086 1,313
IDEXX Laboratories, Inc. (a) ............................................... 3,339 1,590
Johnson & Johnson ..................................................... 32,664 5,156
McKesson Corp. ....................................................... 9,158 5,651
Merck & Co., Inc. ...................................................... 41,910 4,741
Mettler-Toledo International, Inc. (a) ......................................... 1,897 2,885
Molina Healthcare, Inc. (a) ................................................ 4,416 1,507
Regeneron Pharmaceuticals, Inc. (a) .......................................... 260 281
The Cigna Group ....................................................... 862 300
UnitedHealth Group, Inc. ................................................. 5,242 3,020
Vertex Pharmaceuticals, Inc. (a) ............................................. 472 234
40,683
Industrials (8.0%):
3M Co. .............................................................. 16,330 2,083
A.O. Smith Corp. ....................................................... 1,680 143
Automatic Data Processing, Inc. ............................................ 13,807 3,626
Builders FirstSource, Inc. (a) ............................................... 7,496 1,255
Carlisle Cos., Inc. ....................................................... 406 170
Caterpillar, Inc. ........................................................ 1,056 366
Cintas Corp. .......................................................... 6,029 4,606
Cummins, Inc. ......................................................... 593 173
Dover Corp. ........................................................... 928 171
Expeditors International of Washington, Inc. .................................... 1,083 135
FedEx Corp. .......................................................... 752 227
Illinois Tool Works, Inc. .................................................. 18,661 4,615
Leidos Holdings, Inc. .................................................... 1,006 145
Lennox International, Inc. ................................................. 347 202
Lockheed Martin Corp. ................................................... 12,877 6,978
Masco Corp. .......................................................... 2,534 197
Old Dominion Freight Line, Inc. ............................................ 17,800 3,741
Otis Worldwide Corp. .................................................... 36,678 3,466
Owens Corning ........................................................ 1,353 252
PACCAR, Inc. ......................................................... 1,935 191
Robert Half, Inc. ....................................................... 9,383 602
Rollins, Inc. ........................................................... 26,014 1,246
Snap-on, Inc. .......................................................... 283 81
Textron, Inc. .......................................................... 1,514 141
United Parcel Service, Inc. , Class B .......................................... 4,768 622
United Rentals, Inc. ..................................................... 450 341
Verisk Analytics, Inc. .................................................... 6,499 1,701
W.W. Grainger, Inc. ..................................................... 3,421 3,342
40,818
Information Technology (19.9%):
Adobe, Inc. (a) ......................................................... 9,006 4,968
Apple, Inc. ........................................................... 100,123 22,235
Applied Materials, Inc. ................................................... 16,469 3,495

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Autodesk, Inc. (a) ....................................................... 8,639 $ 2,138
Broadcom, Inc. ........................................................ 23,110 3,713
Cadence Design Systems, Inc. (a) ............................................ 16,847 4,509
CDW Corp. ........................................................... 561 122
Cisco Systems, Inc. ..................................................... 62,422 3,024
Corpay, Inc. (a) ......................................................... 804 235
Dell Technologies, Inc. , Class C ............................................ 1,202 137
Dropbox, Inc. , Class A (a) ................................................. 5,882 141
Fair Isaac Corp. (a) ...................................................... 2,278 3,645
Fortinet, Inc. (a) ........................................................ 34,029 1,975
Gartner, Inc. (a) ........................................................ 4,712 2,362
GoDaddy, Inc. , Class A (a) ................................................. 7,456 1,084
HP, Inc. .............................................................. 27,199 982
International Business Machines Corp. ........................................ 1,491 287
Jabil, Inc. ............................................................ 1,329 150
KLA Corp. ........................................................... 3,653 3,007
Lam Research Corp. ..................................................... 3,032 2,793
Manhattan Associates, Inc. (a) .............................................. 5,594 1,429
Microsoft Corp. ........................................................ 41,770 17,474
Motorola Solutions, Inc. .................................................. 376 150
NetApp, Inc. .......................................................... 11,087 1,408
NVIDIA Corp. ......................................................... 135,630 15,871
QUALCOMM, Inc. ..................................................... 17,518 3,170
Synopsys, Inc. (a) ....................................................... 312 174
TE Connectivity Ltd. .................................................... 1,052 162
VeriSign, Inc. (a) ........................................................ 8,198 1,533
102,373
Materials (1.4%):
CF Industries Holdings, Inc. ............................................... 18,695 1,428
LyondellBasell Industries NV , Class A ........................................ 2,151 214
Nucor Corp. ........................................................... 6,186 1,008
Packaging Corp. of America ............................................... 947 189
Reliance, Inc. .......................................................... 513 156
Steel Dynamics, Inc. ..................................................... 1,155 154
The Sherwin-Williams Co. ................................................ 11,373 3,990
7,139
Real Estate (0.7%):
American Tower Corp. ................................................... 2,695 594
Camden Property Trust ................................................... 5,205 576
Equinix, Inc. .......................................................... 317 250
Healthpeak Properties, Inc. ................................................ 45,881 1,001
Prologis, Inc. .......................................................... 4,193 529
Realty Income Corp. .................................................... 15,123 869
3,819
Utilities (0.1%):
FirstEnergy Corp. ....................................................... 2,931 123
NRG Energy, Inc. ....................................................... 3,068 231
354
318,850
Uruguay (0.4%):
Consumer Discretionary (0.4%):
MercadoLibre, Inc. (a) .................................................... 1,190 1,986
Total Common Stocks (Cost $393,774) 512,324

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV , GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (e) ........................................... 1,403 $ —
Total Warrants (Cost $–) —
Total Investments (Cost $393,774) — 99.8% 512,324
Other assets in excess of liabilities — 0.2% 1,095
NET ASSETS - 100.00% $ 513,419
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2024, the fair value of these securities was $3,274
(thousands) and amounted to 0.6% of net assets.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at July 31, 2024 (amounts in thousands):
(e) Security was fair valued using significant unobservable inputs as of July 31, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.9%)
Communication Services (16.6%):
Alphabet, Inc., Class A ................................................... 320,380 $ 54,958
Alphabet, Inc., Class C ................................................... 580,190 100,460
Meta Platforms, Inc., Class A .............................................. 283,047 134,399
Netflix, Inc.(a) ......................................................... 141,175 88,707
The Trade Desk, Inc., Class A(a) ............................................ 115,331 10,366
The Walt Disney Co. .................................................... 355,869 33,342
422,232
Communications Equipment (0.7%):
Arista Networks, Inc.(a) .................................................. 52,836 18,310
Consumer Discretionary (12.8%):
Alibaba Group Holding Ltd., ADR .......................................... 115,980 9,145
Amazon.com, Inc.(a) .................................................... 756,860 141,518
Burlington Stores, Inc.(a) ................................................. 76,097 19,809
Domino's Pizza, Inc. ..................................................... 49,608 21,267
DraftKings, Inc.(a) ...................................................... 69,858 2,581
NIKE, Inc., Class B ..................................................... 165,916 12,420
Starbucks Corp. ........................................................ 229,606 17,898
Tesla, Inc.(a) .......................................................... 371,414 86,194
Yum China Holdings, Inc. ................................................. 113,390 3,429
Yum! Brands, Inc. ...................................................... 96,903 12,872
327,133
Consumer Staples (3.3%):
Costco Wholesale Corp. .................................................. 20,668 16,989
Freshpet, Inc.(a) ........................................................ 32,977 4,013
Monster Beverage Corp.(a) ................................................ 583,724 30,033
Target Corp. .......................................................... 225,282 33,885
84,920
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 32,845 6,645
Financials (7.4%):
Block, Inc.(a) .......................................................... 178,011 11,015
FactSet Research Systems, Inc. ............................................. 36,896 15,241
PayPal Holdings, Inc.(a) .................................................. 161,438 10,619
SEI Investments Co. ..................................................... 210,165 14,258
The Progressive Corp. ................................................... 82,101 17,580
Tradeweb Markets, Inc., Class A ............................................ 166,831 18,632
Visa, Inc., Class A ...................................................... 381,478 101,347
188,692
Health Care (11.1%):
Dexcom, Inc.(a) ........................................................ 99,034 6,716
Eli Lilly & Co. ......................................................... 74,482 59,904
GRAIL, Inc.(a)(b) ...................................................... 17,451 268
Illumina, Inc.(a) ........................................................ 104,048 12,756
Intuitive Surgical, Inc.(a) ................................................. 81,780 36,360
Natera, Inc.(a) ......................................................... 71,396 7,310
Novartis AG, ADR ...................................................... 140,033 15,611
Novo Nordisk A/S, ADR .................................................. 210,506 27,919
Regeneron Pharmaceuticals, Inc.(a) .......................................... 27,628 29,816
Roche Holding AG, ADR(b) ............................................... 318,529 12,904
Thermo Fisher Scientific, Inc. .............................................. 32,386 19,864
Vertex Pharmaceuticals, Inc.(a) ............................................. 109,305 54,185
283,613
Industrials (6.4%):
Builders FirstSource, Inc.(a) ............................................... 71,724 12,004
Clean Harbors, Inc.(a) ................................................... 59,346 14,168

Victory Portfolios III
Victory Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Deere & Co. .......................................................... 17,268 $ 6,423
Expeditors International of Washington, Inc. .................................... 140,024 17,478
HEICO Corp., Class A ................................................... 65,758 12,501
Quanta Services, Inc. .................................................... 60,493 16,054
Saia, Inc.(a) ........................................................... 32,479 13,571
The Boeing Co.(a) ...................................................... 342,626 65,305
United Rentals, Inc. ..................................................... 6,670 5,050
162,554
IT Services (1.4%):
Shopify, Inc., Class A(a) .................................................. 340,930 20,865
Snowflake, Inc., Class A(a) ................................................ 106,299 13,859
34,724
Semiconductors & Semiconductor Equipment (14.4%):
Advanced Micro Devices, Inc.(a) ............................................ 63,764 9,213
Applied Materials, Inc. ................................................... 45,855 9,730
Broadcom, Inc. ........................................................ 172,900 27,781
Lam Research Corp. ..................................................... 19,309 17,788
Monolithic Power Systems, Inc. ............................................ 17,252 14,890
NVIDIA Corp. ......................................................... 2,245,120 262,724
QUALCOMM, Inc. ..................................................... 135,549 24,528
366,654
Software (18.7%):
Autodesk, Inc.(a) ....................................................... 141,214 34,953
Fair Isaac Corp.(a) ...................................................... 9,325 14,920
Intuit, Inc. ............................................................ 37,032 23,973
Microsoft Corp. ........................................................ 512,409 214,366
Oracle Corp. .......................................................... 517,625 72,183
Palo Alto Networks, Inc.(a) ................................................ 59,741 19,400
Salesforce, Inc. ........................................................ 141,772 36,691
ServiceNow, Inc.(a) ..................................................... 35,341 28,781
Synopsys, Inc.(a) ....................................................... 36,372 20,307
Workday, Inc., Class A(a) ................................................. 49,203 11,175
476,749
Technology Hardware, Storage & Peripherals (5.8%):
Apple, Inc. ........................................................... 661,093 146,816
Total Common Stocks (Cost $1,006,856)
a
a
a
2,519,042
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 754,754 754
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(c) ............ 754,754 755
Invesco Government & Agency Portfolio, Institutional Shares, 5.21%(c) ............... 754,754 755
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 754,754 755
Total Collateral for Securities Loaned (Cost $3,019)
a
a
a
3,019
Total Investments (Cost $1,009,875) — 99.0% 2,522,061
Other assets in excess of liabilities — 1.0% 25,352
NET ASSETS - 100.00% $ 2,547,413
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2024.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Communication Services (8.2%):
Alphabet, Inc. , Class A ................................................... 37,666 $ 6,461
Alphabet, Inc. , Class C ................................................... 316,755 54,846
AT&T, Inc. ........................................................... 123,972 2,386
Charter Communications, Inc. , Class A (a) ..................................... 1,712 650
Comcast Corp. , Class A .................................................. 416,110 17,173
Electronic Arts, Inc. ..................................................... 4,182 631
Endeavor Group Holdings, Inc. , Class A (b) .................................... 3,370 92
Fox Corp. , Class A ...................................................... 73,802 2,807
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 3,849 311
Live Nation Entertainment, Inc. (a) ........................................... 2,553 246
Meta Platforms, Inc. , Class A .............................................. 89,988 42,729
Netflix, Inc. (a) ......................................................... 22,984 14,442
News Corp. , Class A ..................................................... 7,019 194
News Corp. , Class B .................................................... 1,217 35
Omnicom Group, Inc. .................................................... 52,899 5,186
Pinterest, Inc. , Class A (a) ................................................. 10,156 325
ROBLOX Corp. , Class A (a) ............................................... 8,116 337
Sirius XM Holdings, Inc. (b) ............................................... 10,952 38
Snap, Inc. , Class A (a) .................................................... 17,701 236
Take-Two Interactive Software, Inc. (a) ........................................ 2,722 410
The New York Times Co. , Class A ........................................... 20,588 1,103
The Trade Desk, Inc. , Class A (a) ............................................ 50,421 4,532
The Walt Disney Co. .................................................... 31,514 2,953
T-Mobile US, Inc. ...................................................... 7,649 1,394
Verizon Communications, Inc. .............................................. 72,543 2,939
Warner Bros Discovery, Inc. (a) ............................................. 37,220 322
Warner Music Group Corp. , Class A ......................................... 2,364 71
162,849
Consumer Discretionary (8.3%):
Airbnb, Inc. , Class A (a) .................................................. 4,484 626
Amazon.com, Inc. (a) .................................................... 229,383 42,890
AutoZone, Inc. (a) ....................................................... 187 586
Best Buy Co., Inc. ...................................................... 59,910 5,183
Booking Holdings, Inc. ................................................... 362 1,345
Burlington Stores, Inc. (a) ................................................. 28,538 7,429
Carnival Corp. (a) ....................................................... 10,350 172
Carvana Co. (a) ......................................................... 1,026 137
Chipotle Mexican Grill, Inc. (a) ............................................. 14,450 785
Coupang, Inc. (a) ....................................................... 12,565 261
D.R. Horton, Inc. ....................................................... 3,100 558
Darden Restaurants, Inc. .................................................. 1,162 170
Deckers Outdoor Corp. (a) ................................................. 275 254
Dick's Sporting Goods, Inc. ................................................ 620 134
Domino's Pizza, Inc. ..................................................... 18,915 8,109
DoorDash, Inc. , Class A (a) ................................................ 3,116 345
DraftKings, Inc. (a) ...................................................... 31,144 1,151
eBay, Inc. ............................................................ 95,229 5,296
Expedia Group, Inc. (a) ................................................... 1,431 183
Ford Motor Co. ........................................................ 42,221 457
Garmin Ltd. ........................................................... 19,123 3,275
General Motors Co. ..................................................... 12,491 554
Genuine Parts Co. ...................................................... 1,474 217
H&R Block, Inc. ....................................................... 71,834 4,162
Hilton Worldwide Holdings, Inc. ............................................ 2,468 530
Hyatt Hotels Corp. , Class A ................................................ 477 70
Las Vegas Sands Corp. ................................................... 4,396 174
Lennar Corp. , Class A .................................................... 51,534 9,118
Lowe's Cos., Inc. ....................................................... 34,444 8,456
Lululemon Athletica, Inc. (a) ............................................... 1,190 308
Marriott International, Inc. , Class A .......................................... 2,627 597

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
McDonald's Corp. ...................................................... 7,705 $ 2,045
NIKE, Inc. , Class B ..................................................... 12,612 944
NVR, Inc. (a) .......................................................... 33 284
O'Reilly Automotive, Inc. (a) ............................................... 578 651
Pool Corp. ............................................................ 410 153
PulteGroup, Inc. ........................................................ 37,705 4,977
Ross Stores, Inc. ....................................................... 3,463 496
Royal Caribbean Cruises Ltd. (a) ............................................ 2,538 398
Starbucks Corp. ........................................................ 11,798 920
Tapestry, Inc. .......................................................... 61,293 2,457
Tesla, Inc. (a) .......................................................... 77,703 18,032
The Home Depot, Inc. ................................................... 42,875 15,785
The TJX Cos., Inc. ...................................................... 11,932 1,348
Toll Brothers, Inc. ...................................................... 43,711 6,238
Tractor Supply Co. ...................................................... 1,185 312
Ulta Beauty, Inc. (a) ..................................................... 533 194
Williams-Sonoma, Inc. ................................................... 44,564 6,893
Yum! Brands, Inc. ...................................................... 3,005 399
166,058
Consumer Staples (8.2%):
Altria Group, Inc. ....................................................... 380,653 18,656
Archer-Daniels-Midland Co. ............................................... 103,500 6,418
Brown-Forman Corp. , Class B ............................................. 4,343 196
Celsius Holdings, Inc. (a) .................................................. 1,944 91
Church & Dwight Co., Inc. ................................................ 2,795 274
Colgate-Palmolive Co. ................................................... 151,032 14,981
Constellation Brands, Inc. , Class A .......................................... 2,375 582
Costco Wholesale Corp. .................................................. 13,768 11,317
Dollar General Corp. .................................................... 3,105 374
Dollar Tree, Inc. (a) ...................................................... 3,078 321
Freshpet, Inc. (a) ........................................................ 12,325 1,500
General Mills, Inc. ...................................................... 7,414 498
Hormel Foods Corp. ..................................................... 4,165 134
Kellanova ............................................................ 3,943 229
Kenvue, Inc. .......................................................... 22,080 408
Keurig Dr. Pepper, Inc. ................................................... 13,890 476
Kimberly-Clark Corp. .................................................... 85,646 11,567
Lamb Weston Holdings, Inc. ............................................... 2,038 122
McCormick & Co., Inc. .................................................. 3,617 279
Molson Coors Beverage Co. , Class B ......................................... 35,327 1,867
Mondelez International, Inc. , Class A ......................................... 18,828 1,287
Monster Beverage Corp. (a) ................................................ 10,809 556
PepsiCo, Inc. .......................................................... 65,412 11,295
Philip Morris International, Inc. ............................................. 133,208 15,340
Sysco Corp. ........................................................... 7,056 541
Target Corp. .......................................................... 158,680 23,867
The Clorox Co. ........................................................ 1,785 236
The Coca-Cola Co. ...................................................... 59,801 3,991
The Estee Lauder Cos., Inc. ............................................... 3,080 307
The Hershey Co. ....................................................... 2,144 423
The Kraft Heinz Co. ..................................................... 16,469 580
The Kroger Co. ........................................................ 157,806 8,600
The Procter & Gamble Co. ................................................ 139,102 22,362
Tyson Foods, Inc. , Class A ................................................ 4,021 245
Walgreens Boots Alliance, Inc. ............................................. 9,352 111
Walmart, Inc. .......................................................... 60,088 4,124
164,155
Energy (3.0%):
ConocoPhillips Co. ..................................................... 64,273 7,147
Devon Energy Corp. ..................................................... 139,065 6,540
Diamondback Energy, Inc. ................................................ 44,344 8,971

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
EOG Resources, Inc. .................................................... 36,615 $ 4,643
Exxon Mobil Corp. ..................................................... 50,324 5,968
Marathon Petroleum Corp. ................................................ 39,425 6,979
Phillips 66 Co. ......................................................... 24,759 3,602
Valero Energy Corp. ..................................................... 101,639 16,437
60,287
Financials (15.2%):
Aflac, Inc. ............................................................ 4,309 411
American Express Co. ................................................... 41,121 10,405
American Financial Group, Inc. ............................................. 18,931 2,479
American International Group, Inc. .......................................... 108,995 8,636
Ameriprise Financial, Inc. ................................................. 24,114 10,371
Annaly Capital Management, Inc. ........................................... 88,063 1,753
Aon PLC , Class A ...................................................... 1,622 533
Apollo Global Management, Inc. ............................................ 43,092 5,400
Arch Capital Group Ltd. (a) ................................................ 3,004 288
Ares Management Corp. , Class A ........................................... 3,887 595
Arthur J. Gallagher & Co. ................................................. 1,704 483
Bank of America Corp. ................................................... 63,028 2,541
Berkshire Hathaway, Inc. , Class B (a) ......................................... 14,659 6,428
BlackRock, Inc. ........................................................ 3,631 3,183
Blackstone, Inc. ........................................................ 17,303 2,460
Block, Inc. (a) .......................................................... 3,839 238
Blue Owl Capital, Inc. ................................................... 11,419 218
Brown & Brown, Inc. .................................................... 1,964 195
Capital One Financial Corp. ............................................... 55,974 8,474
Cboe Global Markets, Inc. ................................................ 2,445 449
Cincinnati Financial Corp. ................................................ 1,272 166
Citigroup, Inc. ......................................................... 15,337 995
Citizens Financial Group, Inc. .............................................. 2,977 127
CME Group, Inc. ....................................................... 8,925 1,729
Coinbase Global, Inc. , Class A (a) ........................................... 4,111 922
Corebridge Financial, Inc. ................................................. 1,940 57
Discover Financial Services ............................................... 2,010 289
East West Bancorp, Inc. .................................................. 55,820 4,906
Erie Indemnity Co. , Class A ............................................... 117 52
Evercore, Inc. ......................................................... 6,625 1,659
Everest Group Ltd. ...................................................... 25,905 10,177
FactSet Research Systems, Inc. ............................................. 970 401
Fidelity National Financial, Inc. ............................................ 118,680 6,576
Fidelity National Information Services, Inc. .................................... 4,762 366
Fifth Third Bancorp ..................................................... 124,563 5,274
First Citizens Bancshares, Inc. , Class A ....................................... 93 194
First Horizon Corp. ..................................................... 121,841 2,038
Fiserv, Inc. (a) .......................................................... 4,744 776
Franklin Resources, Inc. .................................................. 6,758 155
Global Payments, Inc. .................................................... 2,113 215
Huntington Bancshares, Inc. ............................................... 10,890 163
Interactive Brokers Group, Inc. ............................................. 2,627 313
Intercontinental Exchange, Inc. ............................................. 14,159 2,146
JPMorgan Chase & Co. .................................................. 222,534 47,355
KKR & Co., Inc. ....................................................... 16,576 2,046
Loews Corp. .......................................................... 938 75
LPL Financial Holdings, Inc. ............................................... 1,868 414
M&T Bank Corp. ....................................................... 1,373 236
Markel Group, Inc. (a) .................................................... 79 129
Marsh & McLennan Cos., Inc. ............................................. 4,068 905
Mastercard, Inc. , Class A ................................................. 6,663 3,090
MetLife, Inc. .......................................................... 5,005 385
Moody's Corp. ......................................................... 4,542 2,073
Morgan Stanley ........................................................ 31,022 3,202
MSCI, Inc. ........................................................... 1,906 1,031

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Nasdaq, Inc. .......................................................... 8,820 $ 597
Northern Trust Corp. .................................................... 4,988 442
NU Holdings Ltd. , Class A (a) .............................................. 21,905 266
PayPal Holdings, Inc. (a) .................................................. 8,514 560
Popular, Inc. .......................................................... 48,479 4,975
Principal Financial Group, Inc. ............................................. 1,944 158
Prudential Financial, Inc. ................................................. 2,969 372
Raymond James Financial, Inc. ............................................. 4,727 548
Regions Financial Corp. .................................................. 384,312 8,597
S&P Global, Inc. ....................................................... 7,779 3,771
State Street Corp. ....................................................... 7,483 636
Synchrony Financial ..................................................... 232,662 11,817
T. Rowe Price Group, Inc. ................................................. 32,243 3,682
The Allstate Corp. ...................................................... 54,758 9,370
The Bank of New York Mellon Corp. ......................................... 148,487 9,662
The Carlyle Group, Inc. .................................................. 4,586 228
The Charles Schwab Corp. ................................................ 41,399 2,699
The Goldman Sachs Group, Inc. ............................................ 31,326 15,946
The Hartford Financial Services Group, Inc. .................................... 31,825 3,530
The PNC Financial Services Group, Inc. ...................................... 31,128 5,637
The Progressive Corp. ................................................... 35,278 7,554
The Travelers Cos., Inc. .................................................. 1,890 409
TPG, Inc. ............................................................ 1,857 95
Tradeweb Markets, Inc. , Class A ............................................ 64,957 7,254
Truist Financial Corp. .................................................... 10,671 477
U.S. Bancorp .......................................................... 12,603 566
Visa, Inc. , Class A ...................................................... 72,858 19,356
W.R. Berkley Corp. ..................................................... 31,879 1,758
Wells Fargo & Co. ...................................................... 253,145 15,022
Zions Bancorp NA ...................................................... 31,463 1,626
303,787
Health Care (15.9%):
Abbott Laboratories ..................................................... 34,712 3,677
AbbVie, Inc. .......................................................... 126,790 23,497
Agilent Technologies, Inc. ................................................. 29,435 4,162
Align Technology, Inc. (a) ................................................. 1,301 302
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,548 605
Amgen, Inc. ........................................................... 20,513 6,820
Avantor, Inc. (a) ........................................................ 13,376 358
Baxter International, Inc. ................................................. 10,351 371
Becton Dickinson & Co. .................................................. 5,841 1,408
Biogen, Inc. (a) ......................................................... 2,927 624
BioMarin Pharmaceutical, Inc. (a) ........................................... 3,774 318
Boston Scientific Corp. (a) ................................................. 29,487 2,178
Bristol-Myers Squibb Co. ................................................. 491,628 23,382
Cardinal Health, Inc. .................................................... 148,295 14,953
Cencora, Inc. .......................................................... 3,261 776
Centene Corp. (a) ....................................................... 10,858 835
Chemed Corp. ......................................................... 3,474 1,981
CVS Health Corp. ...................................................... 154,209 9,303
Danaher Corp. ......................................................... 13,599 3,768
Dexcom, Inc. (a) ........................................................ 42,074 2,853
Edwards Lifesciences Corp. (a) ............................................. 12,016 758
Elevance Health, Inc. .................................................... 11,369 6,049
Eli Lilly & Co. ......................................................... 43,702 35,148
GE HealthCare Technologies, Inc. ........................................... 8,275 700
Gilead Sciences, Inc. .................................................... 296,648 22,563
GRAIL, Inc. (a) ........................................................ 482 7
HCA Healthcare, Inc. .................................................... 3,888 1,411
Hologic, Inc. (a) ........................................................ 4,701 384
Humana, Inc. .......................................................... 2,447 885
ICON PLC (a) ......................................................... 1,616 531

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
IDEXX Laboratories, Inc. (a) ............................................... 1,632 $ 777
Illumina, Inc. (a) ........................................................ 2,892 355
Intuitive Surgical, Inc. (a) ................................................. 18,118 8,055
IQVIA Holdings, Inc. (a) .................................................. 3,592 884
Johnson & Johnson ..................................................... 198,966 31,407
Labcorp Holdings, Inc. ................................................... 1,744 376
Legend Biotech Corp. , ADR (a) ............................................. 3,696 208
McKesson Corp. ....................................................... 2,555 1,576
Medtronic PLC ........................................................ 26,784 2,151
Merck & Co., Inc. ...................................................... 233,120 26,373
Mettler-Toledo International, Inc. (a) ......................................... 422 642
Moderna, Inc. (a) ....................................................... 6,682 797
Molina Healthcare, Inc. (a) ................................................ 1,201 410
Natera, Inc. (a) ......................................................... 26,742 2,738
Pfizer, Inc. ............................................................ 513,061 15,669
Quest Diagnostics, Inc. ................................................... 31,772 4,521
Regeneron Pharmaceuticals, Inc. (a) .......................................... 2,125 2,293
ResMed, Inc. .......................................................... 2,956 630
Royalty Pharma PLC , Class A .............................................. 109,717 3,091
STERIS PLC .......................................................... 1,996 477
Stryker Corp. .......................................................... 7,195 2,356
The Cigna Group ....................................................... 35,419 12,350
The Cooper Cos., Inc. (a) .................................................. 4,060 379
Thermo Fisher Scientific, Inc. .............................................. 7,707 4,727
UnitedHealth Group, Inc. ................................................. 18,576 10,703
Veeva Systems, Inc. , Class A (a) ............................................. 2,945 565
Vertex Pharmaceuticals, Inc. (a) ............................................. 18,277 9,060
Viatris, Inc. ........................................................... 23,689 286
Waters Corp. (a) ........................................................ 1,141 384
West Pharmaceutical Services, Inc. .......................................... 1,491 456
Zimmer Biomet Holdings, Inc. ............................................. 4,163 464
Zoetis, Inc. ........................................................... 9,248 1,665
317,432
Industrials (9.0%):
AGCO Corp. .......................................................... 24,499 2,313
Automatic Data Processing, Inc. ............................................ 42,888 11,263
Builders FirstSource, Inc. (a) ............................................... 26,702 4,469
Caterpillar, Inc. ........................................................ 48,918 16,935
Cintas Corp. .......................................................... 2,660 2,032
Clean Harbors, Inc. (a) ................................................... 21,692 5,179
Cummins, Inc. ......................................................... 17,601 5,136
Expeditors International of Washington, Inc. .................................... 44,242 5,522
Fastenal Co. ........................................................... 105,070 7,434
FedEx Corp. .......................................................... 37,899 11,455
Ferguson PLC ......................................................... 21,664 4,823
Flowserve Corp. ........................................................ 22,630 1,144
General Dynamics Corp. .................................................. 15,597 4,659
HEICO Corp. , Class A ................................................... 24,184 4,598
Illinois Tool Works, Inc. .................................................. 43,043 10,644
Lennox International, Inc. ................................................. 11,863 6,922
Lincoln Electric Holdings, Inc. ............................................. 5,069 1,041
Lockheed Martin Corp. ................................................... 12,709 6,887
ManpowerGroup, Inc. ................................................... 33,559 2,570
Masco Corp. .......................................................... 125,750 9,790
Otis Worldwide Corp. .................................................... 33,344 3,151
Owens Corning ........................................................ 37,547 6,998
PACCAR, Inc. ......................................................... 51,415 5,073
Parker-Hannifin Corp. ................................................... 8,625 4,840
Paychex, Inc. .......................................................... 70,182 8,985
Quanta Services, Inc. .................................................... 22,247 5,904
Robert Half, Inc. ....................................................... 20,746 1,332
Saia, Inc. (a) ........................................................... 12,138 5,072

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Snap-on, Inc. .......................................................... 15,619 $ 4,483
SS&C Technologies Holdings, Inc. .......................................... 18,213 1,329
United Parcel Service, Inc. , Class B .......................................... 21,832 2,846
United Rentals, Inc. ..................................................... 7,146 5,410
180,239
Information Technology (23.4%):
Accenture PLC , Class A .................................................. 17,546 5,801
Adobe, Inc. (a) ......................................................... 3,989 2,201
Advanced Micro Devices, Inc. (a) ............................................ 38,131 5,509
Akamai Technologies, Inc. (a) .............................................. 1,003 99
Amphenol Corp. , Class A ................................................. 10,764 692
Analog Devices, Inc. .................................................... 4,414 1,021
ANSYS, Inc. (a) ........................................................ 777 244
Apple, Inc. ........................................................... 382,877 85,029
Applied Materials, Inc. ................................................... 37,229 7,900
AppLovin Corp. , Class A (a) ............................................... 1,430 110
Arista Networks, Inc. (a) .................................................. 21,486 7,446
Atlassian Corp. , Class A (a) ................................................ 1,395 246
Autodesk, Inc. (a) ....................................................... 1,891 468
Bentley Systems, Inc. , Class B ............................................. 1,921 94
Broadcom, Inc. ........................................................ 126,299 20,294
Cadence Design Systems, Inc. (a) ............................................ 2,402 643
CDW Corp. ........................................................... 1,162 253
Cisco Systems, Inc. ..................................................... 333,285 16,148
Cloudflare, Inc. , Class A (a) ................................................ 2,561 199
Cognizant Technology Solutions Corp. , Class A ................................. 72,876 5,515
Corning, Inc. .......................................................... 7,073 283
Corpay, Inc. (a) ......................................................... 561 164
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,993 462
Datadog, Inc. , Class A (a) ................................................. 2,464 287
Dell Technologies, Inc. , Class C ............................................ 2,159 245
Dynatrace, Inc. (a) ...................................................... 2,520 111
Enphase Energy, Inc. (a) .................................................. 1,072 123
Entegris, Inc. .......................................................... 1,372 162
EPAM Systems, Inc. (a) ................................................... 517 111
Fair Isaac Corp. (a) ...................................................... 3,697 5,915
First Solar, Inc. (a) ...................................................... 903 195
Fortinet, Inc. (a) ........................................................ 5,670 329
Gartner, Inc. (a) ........................................................ 694 348
GLOBALFOUNDRIES, Inc. (a) ............................................ 718 37
GoDaddy, Inc. , Class A (a) ................................................. 1,285 187
Hewlett Packard Enterprise Co. ............................................. 195,717 3,897
HP, Inc. .............................................................. 286,804 10,351
HubSpot, Inc. (a) ....................................................... 434 216
Intel Corp. ............................................................ 37,513 1,153
International Business Machines Corp. ........................................ 30,695 5,898
Intuit, Inc. ............................................................ 16,073 10,405
Jabil, Inc. ............................................................ 1,130 127
Keysight Technologies, Inc. (a) ............................................. 1,589 222
KLA Corp. ........................................................... 4,486 3,692
Lam Research Corp. ..................................................... 7,707 7,100
Manhattan Associates, Inc. (a) .............................................. 557 142
Marvell Technology, Inc. ................................................. 7,641 512
Microchip Technology, Inc. ................................................ 4,755 422
Micron Technology, Inc. .................................................. 9,765 1,072
Microsoft Corp. ........................................................ 202,252 84,612
MicroStrategy, Inc. (a) .................................................... 134 216
MongoDB, Inc. (a) ...................................................... 616 156
Monolithic Power Systems, Inc. ............................................ 6,624 5,717
Motorola Solutions, Inc. .................................................. 1,464 584
NetApp, Inc. .......................................................... 40,091 5,091
Nutanix, Inc. , Class A (a) .................................................. 2,218 112

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
NVIDIA Corp. ......................................................... 678,254 $ 79,369
Okta, Inc. (a) .......................................................... 1,425 134
ON Semiconductor Corp. (a) ............................................... 3,758 294
Oracle Corp. .......................................................... 49,014 6,835
Palantir Technologies, Inc. , Class A (a) ........................................ 16,389 441
Palo Alto Networks, Inc. (a) ................................................ 24,893 8,084
PTC, Inc. (a) ........................................................... 1,002 178
Pure Storage, Inc. , Class A (a) .............................................. 2,717 163
QUALCOMM, Inc. ..................................................... 123,822 22,406
Roper Technologies, Inc. .................................................. 906 494
Salesforce, Inc. ........................................................ 8,328 2,155
Samsara, Inc. , Class A (a) ................................................. 1,351 52
Seagate Technology Holdings PLC .......................................... 1,912 195
ServiceNow, Inc. (a) ..................................................... 15,066 12,270
Skyworks Solutions, Inc. ................................................. 47,028 5,343
Snowflake, Inc. , Class A (a) ................................................ 41,835 5,455
Super Micro Computer, Inc. (a) ............................................. 412 289
Synopsys, Inc. (a) ....................................................... 14,943 8,343
TD SYNNEX Corp. ..................................................... 16,501 1,966
Teledyne Technologies, Inc. (a) ............................................. 393 166
Teradyne, Inc. ......................................................... 1,389 182
Texas Instruments, Inc. ................................................... 8,083 1,647
Trimble, Inc. (a) ........................................................ 2,243 122
Tyler Technologies, Inc. (a) ................................................ 385 219
VeriSign, Inc. (a) ........................................................ 852 159
Western Digital Corp. (a) .................................................. 2,942 197
Workday, Inc. , Class A (a) ................................................. 1,836 417
Zoom Video Communications, Inc. , Class A (a) .................................. 2,109 127
Zscaler, Inc. (a) ......................................................... 805 144
468,414
Materials (3.1%):
Avery Dennison Corp. ................................................... 7,771 1,685
Celanese Corp. ......................................................... 14,074 1,987
CF Industries Holdings, Inc. ............................................... 141,939 10,843
Dow, Inc. ............................................................ 77,972 4,247
LyondellBasell Industries NV , Class A ........................................ 90,661 9,017
Nucor Corp. ........................................................... 36,866 6,007
Olin Corp. ............................................................ 38,442 1,753
Packaging Corp. of America ............................................... 62,610 12,514
Reliance, Inc. .......................................................... 5,066 1,543
Steel Dynamics, Inc. ..................................................... 13,845 1,844
The Mosaic Co. ........................................................ 216,663 6,450
Westlake Corp. ........................................................ 28,092 4,154
62,044
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc. ......................................... 28,991 3,400
AvalonBay Communities, Inc. .............................................. 20,340 4,168
Crown Castle, Inc. ...................................................... 36,644 4,034
CubeSmart ........................................................... 50,706 2,413
Extra Space Storage, Inc. ................................................. 17,680 2,822
Healthpeak Properties, Inc. ................................................ 264,165 5,764
Host Hotels & Resorts, Inc. ................................................ 112,978 1,978
Kilroy Realty Corp. ..................................................... 19,906 736
Kimco Realty Corp. ..................................................... 95,947 2,085
Lamar Advertising Co. , Class A ............................................. 6,596 791
Prologis, Inc. .......................................................... 48,088 6,062
Public Storage ......................................................... 9,051 2,678
Realty Income Corp. .................................................... 72,321 4,153
Regency Centers Corp. ................................................... 19,757 1,330
Simon Property Group, Inc. ............................................... 20,295 3,114

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
VICI Properties, Inc. .................................................... 126,799 $ 3,964
49,492
Utilities (2.9%):
Ameren Corp. ......................................................... 6,871 545
American Electric Power Co., Inc. ........................................... 13,670 1,341
American Water Works Co., Inc. ............................................ 5,002 712
Atmos Energy Corp. ..................................................... 3,789 485
CenterPoint Energy, Inc. .................................................. 16,296 452
CMS Energy Corp. ...................................................... 7,596 492
Consolidated Edison, Inc. ................................................. 8,756 854
Constellation Energy Corp. ................................................ 8,195 1,555
Dominion Energy, Inc. ................................................... 21,609 1,155
DTE Energy Co. ....................................................... 5,406 652
Duke Energy Corp. ...................................................... 118,950 12,998
Edison International ..................................................... 10,017 801
Entergy Corp. ......................................................... 61,611 7,145
Eversource Energy ...................................................... 8,960 582
Exelon Corp. .......................................................... 25,652 954
FirstEnergy Corp. ....................................................... 14,918 625
NextEra Energy, Inc. .................................................... 52,799 4,033
NiSource, Inc. ......................................................... 105,857 3,308
NRG Energy, Inc. ....................................................... 54,012 4,060
OGE Energy Corp. ...................................................... 44,650 1,731
PG&E Corp. .......................................................... 52,400 956
PPL Corp. ............................................................ 19,122 568
Public Service Enterprise Group, Inc. ......................................... 12,908 1,030
Sempra .............................................................. 16,446 1,317
The AES Corp. ........................................................ 267,050 4,751
The Southern Co. ....................................................... 28,051 2,343
UGI Corp. ............................................................ 42,613 1,056
Vistra Corp. ........................................................... 9,186 728
WEC Energy Group, Inc. ................................................. 8,204 706
Xcel Energy, Inc. ....................................................... 14,448 842
58,777
Total Common Stocks (Cost $1,399,700)
a
a
a
1,993,534
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 11,144 12
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (d) ............ 11,144 11
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (d) ............... 11,144 11
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (d) . 11,144 11
Total Collateral for Securities Loaned (Cost $45)
a
a
a
45
Total Investments (Cost $1,399,745) — 99.7% 1,993,579
Other assets in excess of liabilities — 0.3% 5,827
NET ASSETS - 100.00% $ 1,999,406
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on July 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory High Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (4.6%)
ABS Auto (2.4%):
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class D, 3.04%, 9/22/25, Callable 10/20/24 @ 100(a) ............. $ 375 $ 373
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 2,000 2,035
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 6/15/26 @
100(a) ........................................................... 375 380
FCCU Auto Receivables Trust, Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 8/15/28 @
100(a) ........................................................... 1,136 1,158
Flagship Credit Auto Trust, Series 2019-3, Class E, 3.84%, 12/15/26, Callable 2/15/25 @
100(a) ........................................................... 1,250 1,237
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 1,966 1,994
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.35%, 10/15/27,
Callable 3/15/25 @ 100(a) ............................................ 825 808
Hertz Vehicle Financing III LLC, Series 2023-3A, Class D, 9.43%, 2/25/28(a) ........... 3,000 3,031
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 5,833 5,781
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 1,070 1,048
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @
100(a) ........................................................... 2,263 2,335
Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 9/20/27 @
100(a) ........................................................... 1,673 1,715
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-B, Class E, 8.68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 433 434
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 8/15/27 @ 100(a) ............... 236 237
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
1/10/27 @ 100(a) ................................................... 2,500 2,500
25,066
ABS Card (0.3%):
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 3,000 3,008
ABS Other (1.9%):
Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ....... 667 678
Frontier Issuer LLC .....................................................
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 10,300 10,509
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,250 1,265
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 8/19/24 @ 100(a) .... 1,518 1,458
Post Road Equipment Finance LLC, Series 2024-1A, Class D, 6.77%, 10/15/30, Callable
4/15/27 @ 100(a) ................................................... 333 334
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @
100(a) ........................................................... 989 992
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 3,000 2,770
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 875 901
18,907
Total Asset-Backed Securities (Cost $45,993)
a
a
a
46,981
Collateralized Loan Obligations (3.2%)
Cash Flow CLO (3.2%):
720 East CLO I Ltd. .....................................................
Series 2022-1A, Class D, 11.43% (TSFR3M+615bps), 1/20/36, Callable 1/20/25 @
100(a)(b) ......................................................... 9,500 9,655
Series 2023-IA, Class E, 13.95% (TSFR3M+865bps), 4/15/36, Callable 4/15/25 @
100(a)(b) ......................................................... 12,750 13,180
720 East CLO II Ltd., Series 2023-2A, Class E, 13.87% (TSFR3M+857bps), 10/15/36,
Callable 10/15/25 @ 100(a)(b) ......................................... 1,500 1,577
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.44% (TSFR3M+616bps), 4/20/35,
Callable 10/20/24 @ 100(a)(b) ......................................... 3,700 3,740

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Barrow Hanley CLO II Ltd., Series 2023-2A, Class E, 13.65% (TSFR3M+837bps), 10/20/35,
Callable 10/20/24 @ 100(a)(b) ......................................... $ 3,000 $ 3,043
Oaktree CLO Ltd., Series 2023-2A, Class E, 13.93% (TSFR3M+865bps), 7/20/36, Callable
7/20/25 @ 100(a)(b) ................................................. 1,500 1,526
32,721
Total Collateralized Loan Obligations (Cost $31,444)
a
a
a
32,721
Collateralized Mortgage Obligations (1.1%)
Commercial MBS (1.1%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c)(d) ................ 3,000 2,799
BPR Trust, Series 2022-STAR, Class A, 8.56% (TSFR1M+323bps), 8/15/39(a)(b)(d) ...... 2,536 2,532
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c)(d) ...................... 2,000 1,408
COMM Mortgage Trust, Series 2024-277P, Class B, 7.23%, 8/10/44(a)(c)(d) ............ 1,500 1,524
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(c)(d) ...... 1,155 1,009
ONE Mortgage Trust, Series 2021-PARK, Class D, 6.94% (TSFR1M+161bps), 3/15/36(a)(b)
(d) ............................................................. 1,775 1,674
10,946
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass Through Trust, Series 2004-25, Class 1A6, 6.42% (TSFR1M+107bps),
2/25/35, Callable 8/25/24 @ 100(b) ...................................... 487 196
Total Collateralized Mortgage Obligations (Cost $10,970)
a
a
a
11,142
Shares
Common Stocks (0.2%)
Communication Services (0.1%):
AT&T, Inc. ........................................................... 39,101 753
Energy (0.0%):(e)
GenOn Energy, Inc.(f) ................................................... 16,168 283
Sabine Oil & Gas Holdings, Inc.(f)(g) ........................................ 2,824 —(h)
283
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 6,253 688
Total Common Stocks (Cost $3,955)
a
a
a
1,724
Preferred Stocks (0.4%)
Consumer Staples (0.4%):
CHS, Inc., Series 1, 7.88%(i) .............................................. 87,180 2,293
CHS, Inc., Series 2, 7.10%(i) .............................................. 76,204 1,931
4,224
Real Estate (0.0%):(e)
Prologis, Inc., Series Q, 8.54%(i) ............................................ 5,310 300
Total Preferred Stocks (Cost $4,430)
a
a
a
4,524
Principal Amount
(000)
Senior Secured Loans (6.2%)
Communication Services (0.4%):
Gray Television Inc., Term Loan B, First Lien, 10.59% (SOFR01M+525bps), 5/23/29(b) .... 1,000 969
United Talent Agency LLC, Term B Loan, First Lein, 9.08% (SOFR01M+375bps), 7/7/28(b) . 998 1,001
Windstream Services LLC, Initial Term Loan, First Lien, 11.59% (SOFR01M+625bps),
9/21/27(b) ........................................................ 2,215 2,224
4,194

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Consumer Discretionary (1.2%):
Alterra Mountain Co., Term Loan, First Lien, 8.84% (SOFR01M+350bps), 5/31/30(b) ..... $ 493 $ 495
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.08% (SOFR01M+375bps),
1/29/29(b) ........................................................ 208 209
Great Outdoors Group LLC, Term B1, First Lien, 9.09% (SOFR01M+375bps), 3/6/28(b) ... 476 475
Life Time, Inc., Term Loan B, First Lien, 9.25% (SOFR03M+400bps), 1/15/26(b) ......... 3,040 3,050
Ontario Gaming GTA Ltd. Partnership, Term B Loans, First Lien, 9.58% (SOFR03M+425bps),
8/1/30(b) ......................................................... 995 998
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.58% (SOFR03M+325bps),
3/3/28(b) ......................................................... 7,474 6,893
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.25% (SOFR03M+400bps), 6/2/28(b) .. 1,216 1,217
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loans, First Lien, 9.33%
(SOFR03M+400bps), 9/15/28(b) ........................................ 496 499
13,836
Financials (2.5%):
Acrisure LLC, Term Loan B- 6, First Lien, 8.59% (SOFR03M+325bps), 11/6/30(b) ....... 1,000 999
AmWINS Group, Inc., Term Loan, First Lien, 7.59% (SOFR01M+225bps), 2/21/28(b) ..... 499 499
Amynta Agency Borrower, Inc., 1st LienTerm Loan B, First Lein, 9.09% (SOFR01M+375bps),
2/28/28(b) ........................................................ 5 5
Amynta Agency Borrower, Inc., 1st LienTerm Loan B, First Lein, 9.09% (SOFR03M+375bps),
2/28/28(b) ........................................................ 1,985 1,988
Ardonagh Group Finco Pty Ltd., Term Loan B, First Lien, 2/18/31(j) .................. 1,500 1,498
Arsenal AIC Parent LLC, 2024 Term B Loans, First Lien, 9.09% (SOFR01M+375bps),
8/19/30(b) ........................................................ 994 997
Blackhawk Network Holdings, Inc., Term Loan, First Lien, 10.34% (SOFR01M+500bps),
3/12/29(b) ........................................................ 1,500 1,506
CCI Buyer, Inc., Initial Term Loans, First Lien, 9.33% (SOFR03M+400bps), 12/17/27(b) ... 995 995
Cushman & Wakefield U.S. Borrower LLC, Term Loan, First Lien, 9.09%
(SOFR01M+375bps), 1/31/30(b) ........................................ 998 1,000
Directv Financing LLC, 2024 REFINANCING TERM B LOAN, First Lien, 10.59%
(SOFR01M+525bps), 8/2/29(b) ......................................... 1,560 1,556
Howden Group Holdings Limited, 2023 Term Loans, First Lien, 9.25% (SOFR03M+400bps),
4/18/30(b) ........................................................ 2,977 2,979
LC Ahab US Bidco LLC, Initial Term Loan, First Lien, 8.84% (SOFR01M+350bps), 5/1/31(b) 500 502
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 8.34% (SOFR01M+300bps),
6/30/27(b) ........................................................ 39 21
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 6.34% (SOFR01M+100bps),
12/31/27(b) ....................................................... 363 128
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien, 6/3/30(j) ......... 993 980
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien, 10.05% (SOFR03M+475bps),
10/11/28(b) ....................................................... 2,938 2,755
OneDigital Borrower LLC, Initial Loan, Second Lien, 10.59% (SOFR01M+525bps), 7/2/32(b) 3,000 2,985
Radar Bidco SARL, Facility B (USD) Loan, First Lien, 9.57% (SOFR03M+425bps),
3/27/31(b) ........................................................ 1,000 1,003
StubHub Holdco Sub LLC, Term B, First Lien, 10.09% (SOFR01M+475bps), 3/15/30(b) ... 985 984
Touchdown Acquirer, Inc., Initial Dollar Term Loan, First Lien, 9.33% (SOFR03M+400bps),
2/7/31(b) ......................................................... 410 410
Truist Insurance Holdings, Inc., Initial Term Loan, Second Lien, 10.08% (SOFR03M+475bps),
5/6/32(b) ......................................................... 1,000 1,026
WestJet Loyalty LP, Initial Term Loan, First Lien, 9.08% (SOFR03M+375bps), 2/14/31(b) .. 998 998
25,814
Health Care (0.1%):
Bausch + Lomb Corp., New Term Loans, First Lien, 9.34% (SOFR01M+400bps), 9/14/28(b) 1,489 1,478
Bausch Health Co., Inc., Second Amendment Term Loan, First Lien, 10.59%
(SOFR01M+525bps), 2/1/27(b) ......................................... 1 1
1,479
Industrials (0.6%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.03% (SOFR03M+475bps),
4/20/28(b) ........................................................ 563 581

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Fortress Intermediate 3, Inc., Initial Term Loan, First Lien, 9.10% (SOFR01M+375bps),
6/27/31(b) ........................................................ $ 1,750 $ 1,750
Roper Industrial Products Investment Co. LLC, Tranche C Term Loan, First Lien, 8.58%
(SOFR03M+325bps), 11/22/29(b) ....................................... 2,958 2,963
5,294
Information Technology (1.2%):
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 8.58% (SOFR03M+325bps),
7/6/29(b) ......................................................... 1,985 1,964
Cloud Software Group, Inc., Third Amendment Term Loans, First Lien, 9.83%
(SOFR03M+450bps), 3/20/31(b) ........................................ 1,000 1,003
Dye & Durham Corp., Term B Loans, First Lien, 9.58% (SOFR03M+425bps), 4/11/31(b) ... 2,000 2,011
Marcel Bidco LLC, Facility B5, First Lien, 9.31% (SOFR Daily+400bps), 11/8/30(b) ...... 998 1,003
Neptune BidCo US, Inc., Term A Loan, First Lien, 10.30% (SOFR03M+500bps), 4/11/29(b) . 2,963 2,785
Rocket Software, Inc., Term Loan, First Lien, 10.09% (SOFR01M+475bps), 11/28/28(b) .... 2,992 3,001
Touchdown Acquirer, Inc., Delayed Draw Term Loan, First Lien, 9.30% (SOFR01M+400bps),
2/7/31(b) ......................................................... 90 90
11,857
Materials (0.2%):
LABL, Inc., TLB, First Lien, 10.35% (SOFR01M+500bps), 10/30/28(b) ............... 995 962
Nouryon Finance BV, Term Loan B, First Lien, 8.83% (SOFR03M+350bps), 4/3/28(b) ..... 993 997
1,959
Total Senior Secured Loans (Cost $63,951)
a
a
a
64,433
Corporate Bonds (52.6%)
Communication Services (11.6%):
AMC Networks, Inc.
10.25%, 1/15/29, Callable 1/15/26 @ 105.13(a) ............................. 200 198
4.25%, 2/15/29, Callable 8/19/24 @ 102.13(k) .............................. 1,500 1,033
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a) ....................... 81 62
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 8/19/24 @ 102.81(a) ............. 1,997 1,694
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/9/24 @ 102.38(a) ................................ 1,500 1,343
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a) .............................. 2,500 2,188
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a) ................................ 5,000 4,109
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a) .............................. 7,023 5,547
Clear Channel Outdoor Holdings, Inc.
9.00%, 9/15/28, Callable 9/15/25 @ 104.5(a) ............................... 1,500 1,594
7.50%, 6/1/29, Callable 9/9/24 @ 103.75(a) ................................ 1,000 859
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 1,000 1,018
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 8/19/24 @ 104.88(a) ....... 2,000 1,807
CSC Holdings LLC
7.50%, 4/1/28, Callable 8/19/24 @ 101.88(a)(k) ............................. 1,500 839
11.25%, 5/15/28, Callable 5/15/25 @ 105.63(a) ............................. 4,500 4,072
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(a) ............................. 3,000 2,710
6.50%, 2/1/29, Callable 8/19/24 @ 103.25(a) ............................... 2,000 1,540
5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a) .............................. 3,000 1,208
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a) .............................. 3,000 2,077
5.00%, 11/15/31, Callable 11/15/26 @ 102.5(a) ............................. 2,500 1,001
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 9/9/24 @ 100(a) ........... 7,151 2,825
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 9/9/24
@ 102.94(a) ...................................................... 2,000 1,927
DISH DBS Corp.
7.75%, 7/1/26 ..................................................... 3,000 1,929
5.25%, 12/1/26, Callable 6/1/26 @ 100(a) ................................. 2,500 2,079
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a) ................ 10,500 10,499
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 9/9/24 @ 103.38(a) ...... 2,000 1,890

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Gray Television, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ............................. $ 7,500 $ 7,827
4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ............................ 5,500 3,657
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ............................ 14,500 9,365
iHeartCommunications, Inc.
6.38%, 5/1/26, Callable 8/23/24 @ 100(k) ................................. 5,000 4,242
8.38%, 5/1/27, Callable 8/23/24 @ 100(k) ................................. 2,000 814
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 9/9/24 @ 101.16(a) ............. 2,000 1,907
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a) ......................... 1,000 950
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 8/19/24 @ 101.41(a) ................... 1,500 1,456
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 9/9/24 @ 101.94(a) ............................... 3,000 1,951
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(a)(k) ............................ 15,473 7,481
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 9/9/24 @ 101.47(a) ................... 1,325 920
Sinclair Television Group, Inc.
5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(k) ............................. 3,601 2,192
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)(k) ............................ 2,000 1,394
Sirius XM Radio, Inc.
4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a) ................................ 1,000 870
3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a) ................................ 2,000 1,670
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 .......................... 1,500 1,368
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 9/9/24 @ 101.72(a)(k) ............... 2,000 1,972
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29, Callable 8/19/24
@ 103.25(a) ...................................................... 1,000 759
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(a) .......... 2,000 1,925
Urban One, Inc., 7.38%, 2/1/28, Callable 9/9/24 @ 103.69(a) ....................... 3,616 2,761
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 9/9/24
@ 101.94(a) ...................................................... 3,000 2,896
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 9/9/24 @ 100(a)(k) ................................ 5,000 4,255
6.13%, 3/1/28, Callable 9/9/24 @ 101.53(a)(k) .............................. 2,000 1,365
120,045
Consumer Discretionary (7.4%):
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 2,000 1,843
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @
102.31(a) ......................................................... 2,000 1,828
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 9/9/24 @
102.69(a)(k) ...................................................... 2,000 1,832
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63 ............... 1,250 1,266
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 1,000 921
Boyne USA, Inc., 4.75%, 5/15/29, Callable 9/9/24 @ 102.38(a) ...................... 2,015 1,912
Caesars Entertainment, Inc.
7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) ............................... 2,750 2,836
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 1,200 1,216
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 813 816
Churchill Downs, Inc.
5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a) ................................ 1,000 980
6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................................ 2,500 2,537
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28, Callable 2/15/25 @ 104.88(a) .......... 810 854
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
1/15/25 @ 103.38(a) ................................................ 1,500 1,329
Ford Motor Co., 4.75%, 1/15/43 ............................................ 2,000 1,628
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32, Callable 5/31/27 @
103.88(a) ......................................................... 1,000 1,017
Graham Packaging Co., Inc., 7.13%, 8/15/28, Callable 9/9/24 @ 101.78(a) .............. 1,500 1,461
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(a) ............... 1,000 1,010
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a)(k) ................... 1,500 1,586
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 2,000 1,813
LCM Investments Holdings II LLC, 8.25%, 8/1/31, Callable 8/1/26 @ 104.13(a) ......... 1,000 1,048
LGI Homes, Inc., 8.75%, 12/15/28, Callable 12/15/25 @ 104.38(a) ................... 500 531
Light & Wonder International, Inc., 7.25%, 11/15/29, Callable 11/15/24 @ 103.63(a) ...... 2,000 2,056

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 9/9/24 @ 101.94(a) ................................ $ 8,739 $ 7,955
4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a) ............................. 3,000 2,703
M/I Homes, Inc., 4.95%, 2/1/28, Callable 8/23/24 @ 102.48 ........................ 3,000 2,924
Macy's Retail Holdings LLC, 5.88%, 3/15/30, Callable 3/15/25 @ 102.94(a)(k) .......... 2,000 1,920
Newell Brands, Inc., 6.88%, 4/1/36, Callable 10/1/35 @ 100 ........................ 500 479
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 2,000 1,817
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 9/9/24 @ 103.88(a) ...... 1,000 971
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 1,600 1,399
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(a) ................................................. 2,000 1,960
Sotheby's, 7.38%, 10/15/27, Callable 8/19/24 @ 101.84(a)(k) ....................... 3,524 2,933
Staples, Inc.
10.75%, 9/1/29, Callable 9/1/26 @ 105.38(a) ............................... 2,500 2,423
12.75%, 1/15/30, Callable 6/15/27 @ 106.38(a) ............................. 1,325 1,030
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 3,000 3,198
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ......... 1,000 1,001
The Gap, Inc., 3.63%, 10/1/29, Callable 10/1/24 @ 101.81(a) ....................... 2,000 1,747
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(a)(k) .................... 1,750 1,154
The Michaels Cos., Inc., 5.25%, 5/1/28, Callable 8/19/24 @ 102.63(a) ................. 1,500 1,110
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a)(k) ................... 1,415 1,448
VT Topco, Inc., 8.50%, 8/15/30, Callable 8/15/26 @ 104.25(a) ...................... 500 529
Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable 1/30/27 @ 103.81(a) .................. 300 313
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 9/9/24 @ 102.44(a) . 2,085 1,987
WW International, Inc., 4.50%, 4/15/29, Callable 9/9/24 @ 102.25(a) ................. 3,500 1,287
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(a) ............. 2,000 2,067
76,675
Consumer Staples (2.5%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 3,500 3,549
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 7,500 7,168
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 8/19/24 @ 102.06(a) .............. 1,500 1,395
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 8/19/24 @ 100(a) 2,000 158
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 9/9/24 @ 103.31(a) .................. 3,000 2,981
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 9/9/24 @ 102.13(a) ............. 3,500 3,242
Post Holdings, Inc.
4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a) .............................. 1,000 932
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 2,500 2,535
U.S. Foods, Inc., 4.75%, 2/15/29, Callable 9/9/24 @ 102.38(a) ...................... 3,000 2,873
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100 .............. 1,000 796
25,629
Energy (3.2%):
California Resources Corp., 8.25%, 6/15/29, Callable 6/15/26 @ 104.13(a) .............. 2,000 2,047
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 2,500 2,402
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(i) ............ 1,000 997
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 4,000 4,124
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 9/9/24 @ 103.13(a) ............................... 1,500 1,500
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) .............................. 1,000 972
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 1,000 998
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 9/9/24 @ 102.63(a) ....................... 1,928 1,818
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 2,000 1,778
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 500 504
Prairie Acquiror LP, 9.00%, 8/1/29, Callable 2/1/26 @ 104.5(a) ...................... 500 515
SM Energy Co., 7.00%, 8/1/32, Callable 8/1/27 @ 103.5(a) ......................... 1,000 1,011
Sunoco LP, 7.25%, 5/1/32, Callable 5/1/27 @ 103.63(a) ........................... 1,500 1,560
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 3/1/27, Callable 9/9/24 @ 101.5(a) ................................. 3,000 2,979
7.38%, 2/15/29, Callable 2/15/26 @ 103.69(a) .............................. 1,000 1,012

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Venture Global LNG, Inc.
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ $ 4,000 $ 4,202
9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................................ 4,000 4,439
32,858
Financials (3.8%):
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29, Callable 2/1/26 @ 104.13(a) ................................ 1,500 1,527
7.50%, 11/6/30, Callable 5/15/26 @ 103.75(a) .............................. 2,000 2,030
Aretec Group, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) .................... 3,000 3,202
AssuredPartners, Inc., 7.50%, 2/15/32, Callable 2/15/27 @ 103.75(a) .................. 500 510
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%,
5/15/31, Callable 5/15/27 @ 103.56(a) .................................... 1,000 1,031
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 2,000 1,857
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ......................... 2,100 2,137
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 1,450 1,525
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(i)(k) .. 2,000 1,964
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30, Callable 6/15/26 @
103.31(a) ......................................................... 3,000 3,055
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(b) ........ 1,509 1,450
Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100 ................... 5,500 5,386
Hightower Holding LLC, 9.13%, 1/31/30, Callable 7/31/26 @ 104.56(a) ............... 750 763
LABL, Inc., 10.50%, 7/15/27, Callable 8/19/24 @ 100(a) .......................... 2,000 1,952
Lehman Brothers Holdings, Inc., 5.75%, 4/25/11, MTN ............................ 1,000 1
Level 3 Financing, Inc.
4.25%, 7/1/28, Callable 9/9/24 @ 101.06(a) ................................ 3,500 1,907
10.75%, 12/15/30, Callable 3/22/27 @ 105.38(a) ............................ 1,500 1,549
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100 ............................. 1,000 1,350
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 500 496
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 500 546
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%,
5/15/29, Callable 9/9/24 @ 102.44(a) ..................................... 500 472
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(a) ...................... 1,700 1,731
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(i) ........ 1,000 990
Starwood Property Trust, Inc.
4.38%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 500 481
7.25%, 4/1/29, Callable 10/1/28 @ 100(a) ................................. 500 515
Watco Cos. LLC/Watco Finance Corp., 7.13%, 8/1/32, Callable 8/1/27 @ 103.56(a) ....... 1,000 1,024
39,451
Health Care (2.2%):
CHS/Community Health Systems, Inc.
4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a) .............................. 1,500 1,234
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ............................. 500 537
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 3,000 2,718
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69(a) ...................... 1,000 892
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 500 466
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a) .................. 2,250 2,100
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) . 1,100 1,123
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a) ......................................................... 3,000 2,756
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69(a) ............ 3,500 3,208
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 3,500 3,087
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 9/9/24 @ 103.06 ................... 2,000 2,005
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) .......... 2,000 1,984
22,110
Industrials (11.4%):
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(a) ................ 1,000 947
American Airlines Pass Through Trust, 3.70%, 10/15/25 ........................... 1,120 1,086
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/15/25 @ 103.63(a) .............................. 500 500
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(a) ............................. 1,000 1,029

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ $ 11,432 $ 11,171
APX Group, Inc., 5.75%, 7/15/29, Callable 9/9/24 @ 102.88(a) ...................... 2,000 1,946
Brightline East LLC, 11.00%, 1/31/30, Callable 5/9/27 @ 105.5(a) .................... 2,750 2,503
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................. 4,000 4,036
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 8/23/24 @ 102.06(a) ............... 1,000 942
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(k) ......................... 2,988 3,050
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(a) ......... 2,000 2,002
Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable 5/15/27 @ 104(a) ................ 1,000 1,046
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 1,000 1,020
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 500 507
Fortress Intermediate 3, Inc., 7.50%, 6/1/31, Callable 6/1/27 @ 103.75(a) ............... 1,000 1,025
Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @ 103.44(a) .......................... 1,000 1,019
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 2,000 2,026
Griffon Corp., 5.75%, 3/1/28, Callable 9/9/24 @ 101.92 ........................... 1,500 1,471
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 5,083 5,278
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 9/9/24 @ 101.94(a) ........... 2,000 1,828
Herc Holdings, Inc., 6.63%, 6/15/29, Callable 6/15/26 @ 103.31(a) ................... 2,000 2,042
Howmet Aerospace, Inc., 5.95%, 2/1/37 ....................................... 1,000 1,056
JB Poindexter & Co., Inc., 8.75%, 12/15/31, Callable 12/15/26 @ 104.38(a) ............. 2,000 2,105
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a) ..................... 1,500 1,541
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a)(k) .................. 500 494
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 2,779 2,900
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 2,000 2,001
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31, Callable 3/15/26 @ 103.88(a) .............. 2,000 2,105
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a) ...... 1,000 934
RXO, Inc., 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 1,640 1,693
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 1,000 1,017
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 4,000 4,329
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 5,639 6,288
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28 ................................ 1,617 1,503
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(a) .............................. 3,000 2,733
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(a) .............................. 5,000 4,275
The ADT Security Corp., 4.88%, 7/15/32(a) .................................... 1,000 929
The Boeing Co., 6.86%, 5/1/54, Callable 11/1/53 @ 100(a) ......................... 2,500 2,648
The GEO Group, Inc., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31 .................... 2,000 2,075
TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 9/9/24 @ 101.31(a) ............. 1,000 980
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 9/9/24 @ 105.25(a) ................... 3,000 2,932
TransDigm, Inc.
5.50%, 11/15/27, Callable 9/9/24 @ 101.38 ................................ 2,000 1,975
6.75%, 8/15/28, Callable 2/15/25 @ 103.38(a) .............................. 1,000 1,020
4.88%, 5/1/29, Callable 9/9/24 @ 102.44 .................................. 1,500 1,427
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 2,000 2,061
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 13 12
United Rentals North America, Inc.
4.00%, 7/15/30, Callable 7/15/25 @ 102 .................................. 1,500 1,375
6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) .............................. 6,000 6,028
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 1,489 1,455
Verde Purchaser LLC, 10.50%, 11/30/30, Callable 11/30/26 @ 105.25(a) ............... 250 266
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 9/9/24 @ 100(a) ..................... 2,000 1,985
Werner FinCo LP/Werner FinCo, Inc., 11.50%, 6/15/28, Callable 6/15/25 @ 108.63(a) ..... 1,500 1,629
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 6/15/26 @ 104.25(a) .............. 2,000 2,108
XPO, Inc.
7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ................................ 4,225 4,359
7.13%, 2/1/32, Callable 2/1/27 @ 103.56(a) ................................ 1,250 1,291
118,003
Information Technology (3.2%):
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a) ............... 500 472
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 6/15/26 @ 104(a) .................. 2,500 2,592
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 6/15/25 @ 103.63(a) ...... 3,500 3,531

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(a) .............................. $ 1,000 $ 975
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a) ............................... 1,250 1,242
EquipmentShare.com, Inc.
9.00%, 5/15/28, Callable 5/15/25 @ 106.75(a) .............................. 4,000 4,121
8.63%, 5/15/32, Callable 5/15/27 @ 104.31(a) .............................. 500 519
Gen Digital, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56(a) ..................... 500 517
NCR Voyix Corp., 5.13%, 4/15/29, Callable 9/9/24 @ 102.56(a) ..................... 2,500 2,388
Neptune BidCo US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 4,500 4,404
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 3,000 2,674
Rocket Software, Inc.
9.00%, 11/28/28, Callable 5/1/25 @ 103(a) ................................ 2,000 2,059
6.50%, 2/15/29, Callable 2/15/25 @ 101.63(a) .............................. 500 452
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 1,000 1,027
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 3,000 2,471
Xerox Holdings Corp., 8.88%, 11/30/29, Callable 11/30/26 @ 104.44(a) ................ 500 465
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 1,500 1,541
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 8/19/24 @
101.94(a) ......................................................... 2,000 1,825
33,275
Materials (3.1%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(a) ............... 3,000 3,067
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 9/9/24 @ 101.69(a) ............. 2,000 1,819
Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ................... 1,000 1,005
Clydesdale Acquisition Holdings, Inc., 6.88%, 1/15/30, Callable 7/15/26 @ 103.44(a) ...... 1,000 998
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ...................... 4,000 4,205
LABL, Inc., 9.50%, 11/1/28, Callable 11/1/25 @ 104.75(a) ......................... 750 760
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 9/9/24 @ 101.81(a)(k) ............... 1,000 924
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28,
Callable 10/15/24 @ 102.19(a) ......................................... 2,000 1,880
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27,
Callable 9/9/24 @ 102(a) ............................................. 1,000 945
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 1,500 1,539
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. 1,500 1,552
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 9/9/24 @ 102.44(a) ................. 250 233
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ..................... 4,500 4,554
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... 1,500 1,616
The Chemours Co.
5.75%, 11/15/28, Callable 8/19/24 @ 102.88(a) ............................. 2,000 1,872
4.63%, 11/15/29, Callable 11/15/24 @ 102.31(a) ............................ 4,000 3,505
Tronox, Inc., 4.63%, 3/15/29, Callable 9/9/24 @ 102.31(a) ......................... 1,100 1,002
United States Steel Corp., 6.88%, 3/1/29, Callable 9/9/24 @ 103.44 ................... 903 909
32,385
Real Estate (2.5%):
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 2,000 2,153
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 2,500 2,494
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 9/9/24 @ 102.25(a) ............................... 2,000 1,895
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(a) ................................ 1,000 1,011
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,053 1,079
Service Properties Trust
4.38%, 2/15/30, Callable 8/15/29 @ 100 .................................. 3,000 2,243
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 1,000 1,064
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 5,500 5,238
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 5,161 4,612
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 3,939 3,663
25,452
Utilities (1.7%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 4/15/28, Callable
4/15/25 @ 103.38(a) ................................................ 1,000 1,005

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Calpine Corp., 4.63%, 2/1/29, Callable 9/9/24 @ 102.31(a) ......................... $ 5,600 $ 5,289
Entergy Corp., 7.13% (H15T5Y+267bps), 12/1/54, Callable 9/1/29 @ 100(b) ............ 10,000 10,017
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 1,000 1,030
17,341
Total Corporate Bonds (Cost $560,676)
a
a
a
543,224
Yankee Dollars (16.4%)
Communication Services (2.6%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 9/9/24 @ 101.5(a) ................ 11,000 3,432
Altice France SA
5.50%, 1/15/28, Callable 8/19/24 @ 101.38(a) .............................. 7,500 5,488
5.50%, 10/15/29, Callable 10/15/24 @ 102.75(a) ............................ 7,500 5,275
LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 9/9/24 @ 102.56(a)(k) .... 2,000 1,665
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 753 751
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 7/15/25 @ 102.5(a) ............... 3,500 2,950
Vmed O2 UK Financing I PLC
4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a) .............................. 3,000 2,542
7.75%, 4/15/32, Callable 4/15/27 @ 103.88(a) .............................. 2,000 2,002
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 2,500 2,552
26,657
Consumer Discretionary (2.6%):
Carnival Corp.
5.75%, 3/1/27, Callable 12/1/26 @ 100(a) ................................. 3,000 2,985
6.00%, 5/1/29, Callable 11/1/24 @ 103(a) ................................. 3,500 3,490
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 9/9/24 @ 103.19(a)(l) .............. 1,024 1,024
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ......... 2,000 2,017
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31(a) ................... 500 469
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a) ............. 1,000 901
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... 15,805 15,731
7.75%, 2/15/29, Callable 11/15/28 @ 100(a)(k) ............................. 95 100
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) ................... 500 545
27,262
Energy (1.4%):
Baytex Energy Corp., 7.38%, 3/15/32, Callable 3/15/27 @ 103.69(a) .................. 1,500 1,532
Consolidated Energy Finance SA, 12.00%, 2/15/31, Callable 2/15/27 @ 106(a) ........... 500 500
Harbour Energy PLC, 5.50%, 10/15/26, Callable 9/9/24 @ 102.75(a) .................. 2,000 1,972
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 9/9/24 @ 102.25(a) ............. 1,000 1,013
Northriver Midstream Finance LP, 6.75%, 7/15/32, Callable 7/15/27 @ 103.38(a) ......... 2,000 2,011
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 ................ 2,000 1,638
Petroleos Mexicanos
6.84%, 1/23/30, Callable 10/23/29 @ 100(k) ............................... 3,000 2,685
6.63%, 6/15/35 .................................................... 2,000 1,558
Tullow Oil PLC, 10.25%, 5/15/26, Callable 8/19/24 @ 102.56 ....................... 1,600 1,541
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250 262
14,712
Financials (3.6%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 8/19/24 @ 100(a)(k) ..................... 16,356 15,575
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 2,566 2,603
Ardonagh Group Finance Ltd., 8.88%, 2/15/32, Callable 2/15/27 @ 104.44(a) ........... 5,000 5,046
Deutsche Bank AG
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b) ................ 2,000 1,911
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) ..................... 2,351 1,980
GGAM Finance Ltd., 6.88%, 4/15/29, Callable 4/15/26 @ 103.44(a) .................. 1,000 1,025
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32, Callable 2/15/27 @ 104.06(a) .............................. 500 498

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 3/15/26 @ 104.25(a) .............................. $ 500 $ 524
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(a) ........................... 1,000 1,073
Lehman Brothers Treasury Co. BV, MTN(i)(m) ................................. 1,447 —(h)
Macquarie Airfinance Holdings Ltd., 8.13%, 3/30/29, Callable 9/30/25 @ 104.06(a) ....... 500 529
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(b)(i)(k) .. 1,300 1,289
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(b) ...... 5,000 4,949
37,002
Health Care (0.1%):
Bausch + Lomb Corp., 8.38%, 10/1/28, Callable 10/1/25 @ 104.19(a) ................. 500 514
Industrials (2.9%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 3,969 3,894
ATS Corp., 4.13%, 12/15/28, Callable 9/9/24 @ 102.06(a) .......................... 1,000 926
Bombardier, Inc.
6.00%, 2/15/28, Callable 9/9/24 @ 103(a) ................................. 2,500 2,496
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(a) ................................ 3,000 3,090
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29,
Callable 1/15/27 @ 105.5(a) ........................................... 3,795 3,613
Latam Airlines Group SA
13.38%, 10/15/27, Callable 10/15/24 @ 110.03(a) ........................... 3,000 3,320
13.38%, 10/15/29, Callable 10/15/25 @ 110.03(a) ........................... 1,000 1,157
Optics Bidco SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ...................... 2,247 2,309
Seaspan Corp., 5.50%, 8/1/29, Callable 9/9/24 @ 102.75(a) ......................... 1,500 1,348
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28, Callable 6/1/25 @ 104.75(a)(k) .............................. 4,500 4,034
6.38%, 2/1/30, Callable 2/1/25 @ 103.19(a)(k) .............................. 5,000 3,985
30,172
Information Technology (0.8%):
Dye & Durham Ltd., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31(a) ................... 1,000 1,023
Iliad Holding SASU, 8.50%, 4/15/31, Callable 4/15/27 @ 104.25(a) ................... 2,000 2,079
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25 ................................ 2,000 2,168
9.63%, 12/1/32, Callable 12/1/27 @ 104.81 ................................ 2,090 2,393
7,663
Materials (1.7%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 300 310
Algoma Steel, Inc., 9.13%, 4/15/29, Callable 4/15/26 @ 104.56(a) .................... 1,000 998
ARD Finance SA, 6.50%, 6/30/27, Callable 9/9/24 @ 101.63(a)(n) ................... 2,000 508
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/9/24 @ 103.13(a) .................... 2,000 1,956
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 9/9/24 @ 102.5(a) ................. 5,320 5,079
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a) .............. 1,000 995
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100 ......................... 2,431 2,366
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(a) ................ 2,000 2,123
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 9/9/24 @ 102.13(a)(k) ............... 2,215 2,001
Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/19/24 @ 100(a) ............. 1,000 980
17,316
Real Estate (0.1%):
TK Elevator Holdco GmbH, 7.63%, 7/15/28, Callable 9/9/24 @ 101.91(a)(k) ............ 1,000 998
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100(a) ..... 1,500 1,385
Utilities (0.5%):
NES Fircroft Bondco AS, 11.75%, 9/29/26, Callable 9/29/24 @ 105.88(a) .............. 5,000 5,275
Total Yankee Dollars (Cost $170,137)
a
a
a
168,956

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
U.S. Government Agency Mortgages (0.2%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(b)(i) ................................ $ 2,000 $ 1,972
Total U.S. Government Agency Mortgages (Cost $1,984)
a
a
a
1,972
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bonds, 5.00%, 5/15/37 ......................................... 4,500 4,906
Total U.S. Treasury Obligations (Cost $4,823)
a
a
a
4,906
Commercial Paper (13.6%)
Consumer Discretionary (1.5%):
AutoNation, Inc., 5.92%, 8/2/24(a)(o) ........................................ 5,000 4,998
Whirlpool Corp.
5.83%, 8/8/24(a)(o) ................................................. 9,600 9,588
5.87%, 8/12/24(a)(o) ................................................ 500 499
15,085
Consumer Staples (1.3%):
Bacardi USA, Inc.
5.74%, 8/8/24(a)(o) ................................................. 5,000 4,994
5.77%, 8/15/24(a)(o) ................................................ 3,900 3,891
ConAgra Brands, Inc., 5.70%, 8/12/24(a)(o) .................................... 5,000 4,990
13,875
Energy (3.8%):
APA Corp., 6.02%, 8/1/24(a)(o) ............................................. 9,700 9,698
Canadian Natural Resources Ltd., 5.65%, 8/26/24(a)(o) ............................ 10,000 9,960
Ovintiv, Inc., 6.08%, 8/6/24(a)(o) ........................................... 10,000 9,990
Targa Resources Corp., 5.79%, 8/1/24(a)(o) .................................... 10,000 9,999
39,647
Financials (1.0%):
Syngenta Wilmington, Inc., 5.86%, 8/7/24(a)(o) ................................. 10,000 9,989
Industrials (1.0%):
Huntington Ingalls Industries, Inc., 5.71%, 8/1/24(a)(o) ............................ 5,000 4,999
Stanley Black & Decker, Inc., 5.53%, 8/2/24(a)(o) ............................... 5,500 5,498
10,497
Information Technology (1.9%):
Flex Ltd.
5.97%, 8/5/24(a)(o) ................................................. 5,000 4,996
5.97%, 8/6/24(a)(o) ................................................. 5,100 5,095
Jabil, Inc.
6.07%, 8/1/24(a)(o) ................................................. 1,000 1,000
6.07%, 8/2/24(a)(o) ................................................. 9,000 8,997
20,088
Materials (0.6%):
International Flavors & Fragrances, Inc., 5.51%, 8/26/24(a)(o) ....................... 6,300 6,275
Real Estate (0.5%):
Crown Castle International Corp., 5.74%, 8/9/24(a)(o) ............................ 5,000 4,993
Utilities (2.0%):
Guadalupe Valley Electric Cooperative, Inc.
6.05%, 8/7/24(a)(o) ................................................. 6,700 6,692
6.05%, 8/8/24(a)(o) ................................................. 3,300 3,296
The AES Corp.
5.87%, 8/6/24(o) ................................................... 3,750 3,746

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5.96%, 8/14/24(o) .................................................. $ 6,400 $ 6,385
20,119
Total Commercial Paper (Cost $140,586)
a
a
a
140,568
Shares
Exchange-Traded Funds (0.5%)
iShares BB Rated Corporate Bond ETF(k) ..................................... 10,000 466
iShares iBoxx $ High Yield Corporate Bond ETF(k) .............................. 599 47
SPDR Bloomberg High Yield Bond ETF(k) .................................... 40,315 3,864
SPDR Portfolio High Yield Bond ETF ........................................ 20,000 472
Total Exchange-Traded Funds (Cost $4,654)
a
a
a
4,849
Collateral for Securities Loaned (3.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(p) ........ 8,348,782 8,348
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(p) ............ 8,348,782 8,349
Invesco Government & Agency Portfolio, Institutional Shares, 5.21%(p) ............... 8,348,782 8,349
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(p) . 8,348,782 8,349
Total Collateral for Securities Loaned (Cost $33,395)
a
a
a
33,395
Total Investments (Cost $1,076,998) — 102.7% 1,059,395
Liabilities in excess of other assets — (2.7)% (27,442)
NET ASSETS - 100.00% $ 1,031,953
At July 31, 2024, the Fund's investments in foreign securities were 22.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2024, the fair value of these securities was
$826,717 (thousands) and amounted to 80.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) Security was fair valued using significant unobservable inputs as of July 31, 2024.
(h) Rounds to less than $1 thousand.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(k) All or a portion of this security is on loan.
(l) Up to 7.13% of the coupon may be PIK.
(m) Zero-coupon bond.
(n) Up to 7.25% of the coupon may be PIK.
(o) Rate represents the effective yield at July 31, 2024.
(p) Rate disclosed is the daily yield on July 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of July 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of July 31, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2024.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 87 9/19/24 $ 9,681,000 $ 9,727,687 $ 46,687
30-Year U.S. Treasury Bond Futures ..... 23 9/19/24 2,700,567 2,777,969 77,402
5-Year U.S. Treasury Note Futures ....... 90 9/30/24 9,678,116 9,710,156 32,040
$ 156,129
Total unrealized appreciation
$ 156,129
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 156,129

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (9.7%)
ABS Auto (4.9%):
Ally Auto Receivables Trust , Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 4/15/27 @ 100 $ 1,500 $ 1,518
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 8/13/25 @ 100 (a) ............................................ 174 174
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
6/18/25 @ 100 ..................................................... 2,000 1,923
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 5/15/25 @ 100 (a) .............. 2,286 2,253
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 5/15/25 @ 100 (a) ............... 1,400 1,361
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 1,100 1,099
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 2,500 2,494
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,500 3,567
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 4,000 4,129
BofA Auto Trust , Series 2024-1A , Class A4 , 5 .31% , 6/17/30 , Callable 8/15/27 @ 100 (a) .... 1,350 1,375
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,930 2,967
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 3/15/27 @ 100 ................ 5,000 5,016
CarMax Select Receivables Trust , Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 11/15/28
@ 100 ........................................................... 2,000 2,010
Carvana Auto Receivables Trust , Series 2021-N4 , Class A2 , 1 .80% , 9/11/28 , Callable 9/10/27
@ 100 ........................................................... 2,648 2,545
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 3/25/28 @ 100 (a) ............. 2,750 2,879
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 2/25/28 @ 100 (a) ............ 3,500 3,550
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 2/25/28 @ 100 (a) ............. 964 972
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 4/25/28 @ 100 (a) .............. 2,500 2,557
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 5/25/28 @ 100 (a) ............ 2,000 2,032
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 7/25/28 @ 100 (a) .............. 1,500 1,503
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 6/15/26 @
100 (a) ........................................................... 1,000 1,005
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 4/15/27 @ 100 (a) .............. 3,000 3,028
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 2,000 2,047
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 5/15/27 @
100 (a) ........................................................... 2,360 2,370
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............ 3,500 3,563
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 2,000 2,025
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,842 2,914
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 8/15/25 @ 100 2,225 2,162
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @
100 (a) ........................................................... 1,750 1,802
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 4,000 4,050
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 11/20/26 @ 100 (a) ............ 2,222 2,245
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 4/20/27 @ 100 (a) .............. 3,315 3,327
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 3,000 3,039
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
2/15/25 @ 100 (a) ................................................... 5,000 5,033
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 8/15/28 @
100 (a) ........................................................... 3,232 3,288
Flagship Credit Auto Trust , Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 7/15/25 @ 100 (a) 1,623 1,621
Ford Credit Auto Owner Trust ..............................................
Series 2020-1 , Class A , 2 .04% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 5,333 5,237
Series 2020-1 , Class C , 2 .54% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 4,200 4,126
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,467 2,486
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 5,000 5,152
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 6/15/27 @ 100 (a) ............................................ 2,143 2,129
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 7/15/28 @ 100 (a) .............. 1,660 1,701

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 7/15/28 @ 100 (a) .............. $ 998 $ 1,027
GLS Auto Select Receivables Trust , Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable
8/15/28 @ 100 (a) ................................................... 3,000 3,114
GreenState Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable
12/15/27 @ 100 (a) .................................................. 4,000 4,028
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 2/15/27 @
100 (a) ........................................................... 7,000 7,013
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ 1,000 1,002
Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ................................ 2,000 2,028
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 3,667 3,353
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............................... 1,667 1,646
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,182
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 2,000 1,960
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 6/25/25 @ 100 (a) ............... 36 36
Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 701 687
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 1,500 1,461
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 2,400 2,409
Series 2023-2A , Class A3 , 5 .42% , 2/15/28 , Callable 8/15/27 @ 100 (a) ............. 3,000 3,002
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 8/15/27 @ 100 (a) .............. 2,719 2,726
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 9/15/27 @ 100 (a) .............. 2,307 2,347
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 1/15/28 @ 100 (a) ............. 1,450 1,485
Merchants Fleet Funding LLC , Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 8/20/27 @
100 (a) ........................................................... 2,759 2,799
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 1/15/28 @
100 (a) ........................................................... 1,500 1,558
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .55% , 4/15/27 , Callable 4/15/27 @ 100 (a) .............. 5,000 4,993
Series 2023-2A , Class B , 6 .64% , 12/15/27 , Callable 12/15/27 @ 100 (a) ............ 5,000 5,069
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 883 879
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 400 399
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
4/15/26 @ 100 ..................................................... 3,188 3,165
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @
100 (a) ........................................................... 1,182 1,200
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 12/15/27 @ 100 (a) ............. 3,450 3,469
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 12/15/27 @ 100 (a) .............. 3,450 3,462
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 1/15/28 @ 100 (a) ............. 900 919
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 1/15/28 @ 100 (a) ............. 3,000 3,088
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 9/15/28 @ 100 (a) .............. 3,980 4,002
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,526
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,218 1,235
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 11/20/27 @ 100 (a) ............. 3,714 3,776
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 10/20/25 @ 100 (a) ............. 1,337 1,357
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 6/20/26 @ 100 (a) ............. 3,000 3,021
Toyota Auto Loan Extended Note Trust , Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable
2/25/26 @ 100 (a) (b) ................................................. 5,500 5,180
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 3,333 3,330
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 7/15/27 @ 100 (a) ............ 3,000 3,035
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 7/15/27 @ 100 (a) .............. 1,600 1,624
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. 3,500 3,576
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 2,829 2,835

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ $ 3,167 $ 3,168
221,445
ABS Card (0.8%):
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 2,280 2,307
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/16/29 (a) ....................... 1,575 1,579
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 5,000 4,901
Evergreen Credit Card Trust ...............................................
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 3,750 3,760
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 2,118 2,129
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 9,000 8,352
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 4,467 4,124
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 2,344 2,182
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ 3,000 2,943
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 1,273 1,342
Trillium Credit Card Trust II , Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) .............. 3,603 3,712
37,331
ABS Other (3.1%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 8,500 7,923
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class B , 1 .38% , 2/22/27 ,
Callable 12/20/24 @ 100 (a) ........................................... 1,103 1,097
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 3,500 3,391
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 1,875 1,913
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 10/15/24 @ 100 (a) ............. 4,235 4,178
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/24 @ 100 (a) ............. 1,500 1,434
CCG Receivables Trust , Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 7/14/26 @ 100 (a) 1,906 1,915
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 8/15/24 @
100 (a) ........................................................... 2,827 2,609
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 7/20/28 @ 100 (a) . 2,518 2,557
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 3,256 3,088
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 10/22/25 @ 100 (a) ............. 2,000 2,004
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 1,312 1,323
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/28 @ 100 (a) ....... 2,333 2,370
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 5,667 5,179
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,875 4,460
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 12/20/28 @ 100 (a) ..... 2,257 2,306
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 3/20/27 @ 100 (a) ............. 1,000 1,002
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 3/20/27 @ 100 (a) ............. 2,286 2,309
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (c) ............... 6,538 6,039
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,605
Frontier Issuer LLC , Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) .... 4,667 4,957
HPEFS Equipment Trust ..................................................
Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 7/20/25 @ 100 (a) .............. 1,000 986
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 11/20/26 @ 100 (a) ............. 2,550 2,589
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 1/15/28 @ 100 . 1,100 1,120
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 1,300 1,317
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,460
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,750 1,787
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 12/20/26 @ 100 (a) ...... 564 530
NP SPE II LLC ........................................................
Series 2017-1A , Class A2 , 4 .22% , 10/21/47 , Callable 8/20/24 @ 100 (a) ............ 15,625 14,618

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 8/19/24 @ 100 (a) ............ $ 4,286 $ 4,117
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable
6/15/26 @ 100 (a) ................................................... 1,000 1,000
PEAC Solutions Receivables LLC , Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable
2/20/28 @ 100 (a) ................................................... 3,500 3,536
Progress Residential Trust .................................................
Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 4,375 4,082
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (c) .......... 3,938 3,666
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 18,545 17,758
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 278 277
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 1/20/26 @ 100 (a) .............. 867 818
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 1,071 1,101
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. 3,000 3,142
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 4,000 3,758
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 2,438 2,303
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @ 100 (a) ............ 1,065 1,075
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 10/12/28 @ 100 (a) ........... 1,984 1,997
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 7,010 6,072
142,768
Agency ABS Other (0.9%):
CIT Education Loan Trust , Series 2007-1 , Class B , 5 .92% ( SOFR90A + 56 bps ) , 6/25/42 ,
Callable 9/25/28 @ 100 (a) (d) .......................................... 1,992 1,764
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 6 .96% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 11/25/32 @
100 (d) ........................................................... 3,000 2,947
Series 2018-2A , Class B , 6 .61% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 6/25/36 @
100 (a) (d) ......................................................... 3,500 3,185
Nelnet Student Loan Trust , Series 2005-4 , Class B , 5 .89% ( SOFR90A + 54 bps ) , 9/22/35 ,
Callable 9/22/24 @ 100 (d) ............................................ 873 815
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 6 .17% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 1/25/26 @
100 (d) ........................................................... 801 761
Series 2005-9 , Class B , 5 .92% ( SOFR90A + 56 bps ) , 1/25/41 , Callable 1/25/30 @ 100 (d) 1,078 1,021
Series 2006-10 , Class B , 5 .84% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 4/25/31 @ 100 (d) 997 941
Series 2007-1 , Class B , 5 .84% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 4/25/29 @ 100 (d) 3,591 3,314
Series 2007-7 , Class B , 6 .37% ( SOFR90A + 101 bps ) , 10/27/70 , Callable 10/25/24 @
100 (d) ........................................................... 5,740 5,729
Series 2012-6 , Class B , 6 .46% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 10/25/29 @
100 (d) ........................................................... 20,862 19,718
40,195
Total Asset-Backed Securities (Cost $446,787)
a
a
a
441,739
Collateralized Mortgage Obligations (5.1%)
Agency CMO Other (0.0%):(e)
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,819 1,836
Agency Commercial MBS (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 8,000 7,348
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 5,455 5,037
Series KG02 , Class A2 , 2 .41% , 8/25/29 , Callable 8/25/29 @ 100 ................. 9,091 8,326
Series KIR1 , Class A2 , 2 .85% , 3/25/26 , Callable 3/25/26 @ 100 ................. 12,000 11,627
Series S8FX , Class A1 , 3 .02% , 3/25/27 , Callable 3/25/27 @ 100 ................. 8,120 7,915
Federal National Mortgage Association .......................................
Series 2017-M15 , Class AV2 , 2 .49% , 11/25/24 (b) ............................ 1,776 1,765
Series 2017-M2 , Class A2 , 2 .83% , 2/25/27 (b) ............................... 2,079 2,000
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (b) ............................... 2,044 1,968

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (b) ............................... $ 5,101 $ 4,887
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (b) .............................. 2,491 2,372
53,245
Commercial MBS (3.9%):
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (c) ........................... 5,000 4,794
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (c) ........................... 4,000 3,652
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class B , 3 .49% , 4/14/33 ,
Callable 4/14/25 @ 100 (a) (c) .......................................... 9,027 8,744
BANK ..............................................................
Series 2017-BNK4 , Class B , 4 .00% , 5/15/50 , Callable 4/15/27 @ 100 ............. 5,600 5,214
Series 2019-BN24 , Class ASB , 2 .93% , 11/15/62 , Callable 12/15/29 @ 100 .......... 7,123 6,774
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 2,703 2,517
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) (d) ............. 4,904 4,862
Series 2021-TY , Class C , 7 .14% ( TSFR1M + 181 bps ) , 9/15/38 (a) (c) (d) ............. 1,538 1,510
Series 2022-OANA , Class B , 7 .78% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) (d) .......... 6,000 5,987
Series 2022-OANA , Class D , 9 .02% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) (d) .......... 5,000 5,004
Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/39 (a) (c) (d) ........... 7,726 7,712
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 1,875 1,656
Series 2022-CSMO , Class B , 8 .47% ( TSFR1M + 314 bps ) , 6/15/27 (a) (c) (d) .......... 5,000 5,015
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 9,231 8,378
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 4,000 3,710
BXP Trust ............................................................
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (c) .......................... 6,500 4,955
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (c) .......................... 3,500 2,465
Cantor Commercial Real Estate Lending , Series 2019-CF3 , Class ASB , 2 .94% , 1/15/53 ,
Callable 12/15/29 @ 100 ............................................. 6,000 5,698
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class AM , 3 .25% , 10/15/45 , Callable 10/15/24 @ 100 (c) ......... 8,600 7,548
Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 , Callable 8/15/24 @ 100 (b) (c) ........ 10,719 72
Series 2014-277P , Class A , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (b) (c) ........ 11,500 11,516
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 6,300 6,121
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (b) ........... 3,500 3,411
Series 2015-PC1 , Class B , 4 .28% , 7/10/50 , Callable 6/10/25 @ 100 (b) ............. 2,500 2,422
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 3,500 2,894
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 4,000 4,074
CSMC Trust , Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (c) ... 2,500 2,045
DBJPM Mortgage Trust ..................................................
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 6,250 2,823
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (c) ........... 2,500 344
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 7 .07% ( TSFR1M + 174 bps ) , 4/15/37 (a) (c)
(d) ............................................................. 2,000 1,993
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .82% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) (d) .................................................... 4,582 4,554
GS Mortgage Securities Corp. II , Series 2005-ROCK , Class X1 , 0 .39% , 5/3/32 (a) (b) (c) ..... 190,667 250
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 1,697 1,404
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (c) .......................... 1,920 1,886
GS Mortgage Securities Trust , Series 2020-GC45 , Class A5 , 2 .91% , 2/13/53 , Callable 1/13/30
@ 100 ........................................................... 4,231 3,789
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) (c) ........ 2,730 2,671
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 1,650 1,558
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (c) ......................... 2,000 1,769
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (c) ...... 6,000 5,264
Manhattan West Mortgage Trust , Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (c) ...... 1,000 887
Morgan Stanley Capital I Trust , Series 2015-MS1 , Class AS , 4 .02% , 5/15/48 , Callable 7/15/25
@ 100 (b) ......................................................... 7,000 6,798

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
NRTH Mortgage Trust , Series 2024-PARK , Class A , 6 .97% ( TSFR1M + 164 bps ) , 3/15/39 (a) (c)
(d) ............................................................. $ 2,089 $ 2,081
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (c) ...................... 4,000 4,057
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ................... 5,200 4,343
175,221
Total Collateralized Mortgage Obligations (Cost $249,841)
a
a
a
230,302
Shares
Preferred Stocks (0.7%)
Consumer Staples (0.1%):
CHS, Inc. , Series 1 , 7 .88% (f) (g) ............................................ 190,818 5,018
Financials (0.0%):(e)
Citigroup Capital XIII , 11 .89% ( TSFR3M + 663 bps ) , 10/30/40 (d) ..................... 40,000 1,167
Real Estate (0.6%):
Mid-America Apartment Communities, Inc., cumulative redeemable , Series I , 8 .50% (g) .... 219,731 11,969
Prologis, Inc. , Series Q , 8 .54% (g) ........................................... 283,503 16,032
28,001
Total Preferred Stocks (Cost $29,485)
a
a
a
34,186
Principal Amount
(000)
Corporate Bonds (38.9%)
Communication Services (1.5%):
AT&T, Inc.
4 .50% , 5/15/35 , Callable 11/15/34 @ 100 .................................. 3,000 2,828
3 .10% , 2/1/43 , Callable 8/1/42 @ 100 .................................... 8,000 5,936
Charter Communications Operating LLC/Charter Communications Operating Capital , 3 .50% ,
6/1/41 , Callable 12/1/40 @ 100 ......................................... 5,000 3,459
Comcast Corp.
3 .90% , 3/1/38 , Callable 9/1/37 @ 100 .................................... 3,000 2,613
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 2,242
CSC Holdings LLC , 5 .50% , 4/15/27 , Callable 9/9/24 @ 100.92 (a) .................... 3,000 2,506
Discovery Communications LLC , 3 .95% , 3/20/28 , Callable 12/20/27 @ 100 ............. 10,000 9,406
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 3,111 2,861
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 8,000 7,362
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 8/19/24 @ 101.58 ................................. 2,857 2,846
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 7,500 7,153
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 5,000 4,341
Verizon Communications, Inc.
4 .13% , 8/15/46 .................................................... 5,000 4,151
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 3,000 1,937
Warnermedia Holdings, Inc.
3 .76% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 5,000 4,763
5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 3,759 2,965
67,369
Consumer Discretionary (2.2%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 (f) ................. 7,750 6,711
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 3,750 3,091
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 4,500 4,078
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 6,500 5,302
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 5,600 5,078
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 6,166 5,243
Hasbro, Inc.
3 .55% , 11/19/26 , Callable 9/19/26 @ 100 .................................. 4,500 4,346
3 .90% , 11/19/29 , Callable 8/19/29 @ 100 .................................. 7,500 7,076
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 6,250 5,102

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Marriott International, Inc.
4 .63% , 6/15/30 , Callable 3/15/30 @ 100 .................................. $ 2,333 $ 2,314
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 2,750 2,450
Mattel, Inc.
3 .38% , 4/1/26 , Callable 8/19/24 @ 100.84 (a) ............................... 500 484
3 .75% , 4/1/29 , Callable 8/19/24 @ 101.88 (a) ............................... 3,000 2,816
Nordstrom, Inc.
4 .38% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,000 1,818
4 .25% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 4,250 3,789
Novant Health, Inc. , 2 .64% , 11/1/36 , Callable 8/1/36 @ 100 ........................ 5,000 3,897
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 5,367 4,693
Smithsonian Institution , 2 .65% , 9/1/39 ........................................ 2,000 1,567
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 3,900 4,157
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,000 4,049
University of Notre Dame du Lac , 3 .44% , 2/15/45 ............................... 5,000 4,037
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,000 885
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 6,000 5,923
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 3,940 4,222
Worthington Enterprises, Inc. , 4 .30% , 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,187
98,315
Consumer Staples (2.6%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 6,500 5,326
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 2,000 1,223
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 6,500 5,394
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. , 4 .70% , 2/1/36 , Callable
8/1/35 @ 100 ...................................................... 6,000 5,869
Anheuser-Busch InBev Worldwide, Inc. , 4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ........ 6,500 6,071
BAT Capital Corp.
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 2,000 2,302
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 15,000 13,191
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,400 3,411
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 12,000 10,528
Campbell Soup Co. , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ....................... 3,860 3,934
Cargill, Inc. , 2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) .......................... 6,000 5,017
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 5,645 4,749
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 4,667 4,279
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 5,000 4,265
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 6,000 5,567
McCormick & Co., Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,771
1 .85% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 2,000 1,663
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 8,000 8,157
SC Johnson & Son, Inc. , 4 .35% , 9/30/44 , Callable 3/30/44 @ 100 (a) .................. 7,000 5,779
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 5,000 4,866
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 10,750 9,348
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 5,000 4,229
The J.M. Smucker Co. , 2 .75% , 9/15/41 , Callable 3/15/41 @ 100 ..................... 3,000 2,045
118,984
Energy (2.8%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 5,404 4,008
Berkshire Hathaway Energy Co. , 4 .50% , 2/1/45 , Callable 8/1/44 @ 100 ................ 12,000 10,822
Boardwalk Pipelines LP , 4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................... 8,000 7,896
Buckeye Partners LP , 5 .60% , 10/15/44 , Callable 4/15/44 @ 100 ...................... 10,000 8,291
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 6,364 5,364
ConocoPhillips Co.
4 .15% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 4,500 4,201
5 .55% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 3,485 3,510

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Energy Transfer LP
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. $ 6,000 $ 5,796
8 .53% ( TSFR3M + 328 bps ) , 11/1/66 , Callable 9/9/24 @ 100 (d) ................... 4,510 4,375
Enterprise TE Partners LP , 8 .39% ( US0003M + 278 bps ) , 6/1/67 , Callable 9/9/24 @ 100 (d) ... 3,000 2,204
EQM Midstream Partners LP
4 .00% , 8/1/24 ..................................................... 1,286 1,286
4 .13% , 12/1/26 , Callable 9/1/26 @ 100 ................................... 8,000 7,811
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 2,594 2,809
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 3,450 3,546
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 6,500 5,731
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 9/9/24 @ 103.13 (a) ............................... 4,000 4,000
6 .00% , 2/1/31 , Callable 2/1/26 @ 103 (a) .................................. 3,000 2,916
Marathon Petroleum Corp. , 4 .75% , 9/15/44 , Callable 3/15/44 @ 100 .................. 5,000 4,376
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 9/15/24 @ 102.38 ................................ 2,000 1,913
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,332 1,184
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 10,235 7,766
Phillips 66 Co.
4 .65% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 1,000 955
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 671
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @
100 ............................................................. 6,250 5,834
Rockies Express Pipeline LLC
4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................................ 6,500 6,216
4 .80% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................................ 3,000 2,801
Sabal Trail Transmission LLC , 4 .68% , 5/1/38 , Callable 11/1/37 @ 100 (a) ............... 5,000 4,672
Southwestern Energy Co. , 5 .70% , 1/23/25 , Callable 10/23/24 @ 100 .................. 2,000 1,993
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
3/1/25 @ 102.75 ................................................... 3,500 3,509
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000 951
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500 444
127,851
Financials (11.7%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 (f) .................... 2,222 2,345
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (d) ....... 6,000 5,943
American International Group, Inc. , 3 .88% , 1/15/35 , Callable 7/15/34 @ 100 ............ 7,000 6,406
Ashtead Capital, Inc. , 4 .00% , 5/1/28 , Callable 8/19/24 @ 101.33 (a) ................... 2,500 2,391
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 4,412 4,456
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (d) (g) ...................... 3,500 3,304
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (d) (g) ...................... 3,000 2,993
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (d) .................. 3,000 2,551
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (d) .................. 2,500 2,043
BankUnited, Inc. , 4 .88% , 11/17/25 , Callable 8/17/25 @ 100 ........................ 5,000 4,944
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 10,248 9,513
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 1,500 1,495
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 .................................. 500 469
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 4,500 4,354
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 1,818 1,899
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 5,000 4,651
Cadence Bank , 4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (d) ........ 3,000 2,942
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (d) ..... 3,500 3,540
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (d) ........ 2,250 2,242
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (d) (g) ...................... 1,000 982
2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................................... 5,500 4,352
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (d) .................. 5,000 4,775
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (d) .................................................. 4,000 3,013

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 8/19/24 @ 100 (f) .................. $ 4,875 $ 4,877
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 3,000 2,942
Cullen/Frost Capital Trust II , 7 .16% ( TSFR3M + 181 bps ) , 3/1/34 , Callable 9/9/24 @ 100 (d) .. 5,000 4,434
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (d) ........ 3,310 3,181
Equitable Holdings, Inc.
4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................................. 2,000 1,964
4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 10,000 9,823
EverBank Financial Corp. , 5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................... 10,000 9,801
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 7,250 6,289
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 6,500 6,199
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (d) (g) ...................... 1,750 1,698
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (d) .................... 6,957 6,479
Fifth Third Bank NA , 3 .85% , 3/15/26 , Callable 2/15/26 @ 100 ...................... 5,000 4,886
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 9,225 7,515
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (d) 12,097 11,614
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 (f) ........................ 8,850 8,687
First-Citizens Bank & Trust Co. , 4 .13% ( H15T5Y + 237 bps ) , 11/13/29 , Callable 11/13/24 @
100 (d) ........................................................... 14,000 13,704
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 5,000 5,177
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,550 1,605
Ford Motor Credit Co. LLC
4 .06% , 11/1/24 , Callable 10/1/24 @ 100 .................................. 5,000 4,972
6 .95% , 6/10/26 , Callable 5/10/26 @ 100 .................................. 2,000 2,055
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 3,400 3,345
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (d) .... 2,932 2,513
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 1,500 1,416
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 6,500 5,635
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,569
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,750 1,750
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (d) ...................... 2,750 2,705
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (d) .................. 15,676 12,266
Huntington Capital Trust I , 6 .21% ( TSFR3M + 96 bps ) , 2/1/27 , Callable 9/9/24 @ 100 (d) .... 2,300 2,129
ILFC E-Capital Trust I , 7 .16% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 9/9/24 @ 100 (a) (d) .. 10,000 8,303
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 2/1/25 @ 100 (d) (g) ....................... 5,000 4,969
6 .01% ( TSFR3M + 76 bps ) , 2/1/27 , Callable 9/9/24 @ 100 (d) .................... 4,000 3,895
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (d) .................... 5,000 4,770
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (d) ...................... 10,000 8,342
5 .60% , 7/15/41 .................................................... 1,500 1,573
KeyBank NA
3 .40% , 5/20/26 , MTN ................................................ 2,500 2,404
3 .90% , 4/13/29 .................................................... 3,000 2,763
4 .90% , 8/8/32 (f) .................................................... 1,000 925
KeyCorp.
6 .62% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (d) ............... 2,500 2,503
2 .25% , 4/6/27 , MTN ................................................ 2,000 1,848
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (d) ............ 3,784 3,543
Lincoln National Corp. , 7 .95% ( TSFR3M + 262 bps ) , 5/17/66 , Callable 8/11/26 @ 100 (d) .... 7,500 6,075
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 5,000 4,617
Manufacturers & Traders Trust Co.
4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ................................. 5,625 5,568
3 .40% , 8/17/27 .................................................... 4,380 4,153
Mercury General Corp. , 4 .40% , 3/15/27 , Callable 12/15/26 @ 100 .................... 5,000 4,885
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 5,000 4,261
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 5,000 4,921

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (d) ............. $ 7,000 $ 5,908
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (d) .................... 1,500 1,512
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (d) .................... 8,000 6,489
National Rural Utilities Cooperative Finance Corp. , 8 .43% ( TSFR3M + 317 bps ) , 4/30/43 ,
Callable 9/9/24 @ 100 (d) ............................................. 7,125 7,125
Nationwide Mutual Insurance Co. , 7 .89% ( US0003M + 229 bps ) , 12/15/24 , Callable 9/9/24 @
100 (a) (d) ......................................................... 20,000 20,069
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 (f) ...................... 3,500 3,770
Penske Truck Leasing Co. LP/PTL Finance Corp. , 4 .00% , 7/15/25 , Callable 6/15/25 @
100 (a) (f) ......................................................... 5,000 4,934
PNC Bank NA , 2 .70% , 10/22/29 ............................................ 6,000 5,363
PPL Capital Funding, Inc. , 8 .26% ( TSFR3M + 293 bps ) , 3/30/67 , Callable 9/9/24 @ 100 (d) ... 6,130 6,101
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 4,000 3,424
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 2,500 1,958
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (d) .................... 6,000 6,011
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 4,000 3,716
Regions Bank , 6 .45% , 6/26/37 ............................................. 6,909 7,247
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (d) (f) (g) ...... 5,989 5,930
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 5,818 5,702
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 2,500 2,594
Simon Property Group LP , 5 .85% , 3/8/53 , Callable 9/8/52 @ 100 ..................... 3,400 3,471
State Street Corp.
5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (d) (f) .................. 3,000 3,034
6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (d) .................. 1,250 1,326
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................ 13,800 11,558
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 8,500 7,216
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 4,500 4,511
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (d) ......... 4,500 4,018
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) .................... 10,000 9,755
Teachers Insurance & Annuity Association of America , 4 .90% , 9/15/44 (a) .............. 5,000 4,565
The Allstate Corp. , 8 .52% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 9/9/24 @ 100 (d) ........ 5,000 5,002
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (d) (g) ..................... 7,000 6,467
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (d) (g) ...................... 3,250 3,199
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (d) .................... 3,030 3,067
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (d) (g) ....................... 9,250 9,163
6 .14% ( SOFR + 201 bps ) , 8/24/34 , Callable 8/24/33 @ 100 (d) .................... 1,385 1,467
The Hartford Financial Services Group, Inc. , 7 .71% ( TSFR3M + 239 bps ) , 2/12/47 , Callable
9/9/24 @ 100 (a) (d) .................................................. 8,000 7,215
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (d) ................. 1,382 1,318
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (d) .................... 1,408 1,452
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 2,450 2,094
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (d) (g) ....................... 3,950 3,867
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (d) (g) ...................... 2,000 1,874
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (d) .................. 5,000 4,469
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (d) ............. 4,000 3,850
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 4,550 4,816
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 5,588 3,959
Webster Financial Corp. , 4 .00% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 12/30/24 @ 100 (d) . 4,750 4,262
531,999
Health Care (2.9%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 2,500 2,136
Amgen, Inc.
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 4,500 3,030
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 3,500 2,839
Baxter International, Inc. , 3 .13% , 12/1/51 , Callable 6/1/51 @ 100 .................... 10,000 6,478

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. $ 3,500 $ 3,352
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 3,000 2,979
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 4,100 4,406
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 4,913 4,993
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 4,000 3,354
CVS Health Corp.
1 .75% , 8/21/30 , Callable 5/21/30 @ 100 .................................. 3,000 2,501
5 .63% , 2/21/53 , Callable 8/21/52 @ 100 .................................. 4,500 4,285
CVS Pass Through Trust , 6 .04% , 12/10/28 ..................................... 3,101 3,112
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 15,750 14,059
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 17,000 15,400
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 13,000 10,564
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 2,156 1,817
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 3,500 3,192
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 3,450 3,488
Northwell Healthcare, Inc. , 3 .39% , 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,696
Orlando Health Obligated Group , 2 .89% , 10/1/35 ................................ 1,660 1,398
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,261
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 4,500 3,743
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. 1,300 1,316
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 (a) ................................ 1,300 1,312
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ............................... 1,300 1,308
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (a) ............................... 1,300 1,277
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 4,000 3,084
Tenet Healthcare Corp. , 6 .13% , 6/15/30 , Callable 6/15/25 @ 103.06 ................... 1,500 1,506
The Cigna Group , 3 .40% , 3/1/27 , Callable 12/1/26 @ 100 .......................... 5,000 4,840
Trinity Health Corp. , 2 .63% , 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,180
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 9,827 8,287
133,193
Industrials (5.1%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 10,000 8,463
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 (f) ......................... 4,000 4,073
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 5,051 4,846
4 .00% , 9/22/27 .................................................... 6,210 5,861
4 .00% , 2/15/29 .................................................... 3,313 2,921
3 .60% , 10/15/29 .................................................... 6,753 6,190
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 2,000 2,040
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 2,000 2,015
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .............................. 3,937 3,751
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 6,000 4,990
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 4,500 4,626
BNSF Funding Trust I , 6 .61% ( US0003M + 235 bps ) , 12/15/55 , Callable 1/15/26 @ 100 (d) ... 6,325 6,327
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 3,918 3,655
3 .80% , 9/20/31 (a) .................................................. 2,465 2,331
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 2,500 2,537
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 5,000 4,062
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 4,000 3,192
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 (f) ......................... 3,400 3,470
Continental Airlines Pass Through Trust , 4 .00% , 10/29/24 (f) ........................ 2,389 2,374
Delta Air Lines Pass Through Trust , 3 .88% , 7/30/27 .............................. 5,469 5,184
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 1,977
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 4,000 3,846
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 13,000 10,768

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ $ 7,665 $ 7,251
Hillenbrand, Inc. , 3 .75% , 3/1/31 , Callable 3/1/26 @ 101.88 ......................... 3,150 2,762
Hubbell, Inc.
3 .50% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 1,500 1,438
2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,245
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 7,734 6,976
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 5,295 5,239
Leidos, Inc. , 2 .30% , 2/15/31 , Callable 11/15/30 @ 100 ............................ 15,000 12,696
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 3,935 3,457
Molex Electronic Technologies LLC , 3 .90% , 4/15/25 , Callable 1/15/25 @ 100 (a) ......... 10,000 9,897
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 4,000 3,057
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,465 1,529
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 10,000 8,133
Ryder System, Inc. , 5 .25% , 6/1/28 , MTN , Callable 5/1/28 @ 100 ..................... 5,000 5,077
Spirit Airlines Pass Through Trust
4 .10% , 4/1/28 ..................................................... 8,086 7,518
3 .38% , 2/15/30 .................................................... 6,728 5,965
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 4,000 3,591
6 .53% , 5/1/34 , Callable 2/1/34 @ 100 (a) .................................. 2,250 2,362
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 6,000 5,707
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250 2,096
The Conservation Fund A Nonprofit Corp. , 3 .47% , 12/15/29 , Callable 9/15/29 @ 100 ...... 7,000 6,470
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 6,400 5,959
Union Pacific Corp.
3 .38% , 2/1/35 , Callable 8/1/34 @ 100 .................................... 2,000 1,760
4 .25% , 4/15/43 , Callable 10/15/42 @ 100 ................................. 5,000 4,204
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,642 2,601
2 .90% , 5/1/28 ..................................................... 4,010 3,633
US Airways Pass Through Trust , 3 .95% , 11/15/25 ................................ 3,484 3,404
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 3,500 3,533
233,059
Information Technology (1.6%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... 4,875 4,107
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ................................ 5,000 4,142
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 2,000 1,747
Dell International LLC/EMC Corp. , 5 .75% , 2/1/33 , Callable 11/1/32 @ 100 ............. 700 733
HP, Inc. , 5 .50% , 1/15/33 , Callable 10/15/32 @ 100 (f) ............................. 3,000 3,084
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 4,776 4,151
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,455
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 4,250 2,763
Motorola Solutions, Inc. , 5 .60% , 6/1/32 , Callable 3/1/32 @ 100 ...................... 4,000 4,121
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 9,250 8,000
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,750 3,409
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 15,985 14,038
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 8,800 7,660
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 6,400 5,546
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 3,000 2,872
71,828
Materials (2.0%):
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,304
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 11,500 9,526
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 8,500 7,266
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 6,000 5,845
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 4,000 3,664
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 4,500 4,039

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Ecolab, Inc.
2 .13% , 8/15/50 , Callable 2/15/50 @ 100 .................................. $ 5,000 $ 2,874
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 500 320
Freeport-McMoRan, Inc.
4 .38% , 8/1/28 , Callable 9/9/24 @ 101.46 .................................. 3,500 3,420
4 .63% , 8/1/30 , Callable 8/1/25 @ 102.31 .................................. 2,000 1,953
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 1,500 1,132
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,500 1,949
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 5,000 4,256
Monsanto Co. , 3 .95% , 4/15/45 , Callable 10/15/44 @ 100 .......................... 5,000 3,260
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 7,500 6,410
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 10,875 7,337
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 4,694 4,027
Solvay Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ................ 4,000 4,102
The Dow Chemical Co.
6 .30% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 4,000 4,308
4 .25% , 10/1/34 , Callable 4/1/34 @ 100 ................................... 4,750 4,437
Vulcan Materials Co. , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 ........................ 5,000 4,675
91,104
Real Estate (2.1%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 5,000 3,453
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 2,679 2,554
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 2,000 1,741
Boston Properties LP
2 .55% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 4,000 3,209
2 .45% , 10/1/33 , Callable 7/1/33 @ 100 (f) ................................. 7,878 6,036
CBRE Services, Inc. , 5 .95% , 8/15/34 , Callable 5/15/34 @ 100 ....................... 8,000 8,398
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 10,354 8,994
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,250 1,055
DOC DR LLC , 4 .30% , 3/15/27 , Callable 12/15/26 @ 100 .......................... 5,000 4,932
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 9,000 8,649
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 5,000 4,235
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 4,000 3,661
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,617 3,106
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 2,450 2,444
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 3,502 2,871
Host Hotels & Resorts LP , 3 .38% , 12/15/29 , Callable 9/15/29 @ 100 .................. 3,500 3,195
Hudson Pacific Properties LP
3 .95% , 11/1/27 , Callable 8/1/27 @ 100 ................................... 5,000 4,412
4 .65% , 4/1/29 , Callable 1/1/29 @ 100 .................................... 1,979 1,668
3 .25% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 9,629 7,353
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 7,350 5,557
SBA Tower Trust
2 .84% , 1/15/25 , Callable 9/9/24 @ 100 (a) ................................. 2,000 1,972
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158 1,187
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 8,000 7,440
98,122
Utilities (4.4%):
AEP Texas, Inc.
4 .70% , 5/15/32 , Callable 2/15/32 @ 100 .................................. 6,000 5,816
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,500 1,529
Alabama Power Co. , 3 .85% , 12/1/42 ......................................... 3,000 2,466
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 4,250 3,916
Black Hills Corp. , 3 .88% , 10/15/49 , Callable 4/15/49 @ 100 ........................ 10,000 7,532
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 8,500 7,314
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 2,000 1,844
Delmarva Power & Light Co. , 4 .15% , 5/15/45 , Callable 11/15/44 @ 100 ............... 5,000 4,104
Dominion Energy South Carolina, Inc. , 4 .10% , 6/15/46 , Callable 12/15/45 @ 100 ......... 5,000 3,901

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... $ 1,094 $ 1,139
Duke Energy Carolinas LLC , 3 .88% , 3/15/46 , Callable 9/15/45 @ 100 ................. 5,000 3,972
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,000 2,030
Duke Energy Progress LLC , 4 .15% , 12/1/44 , Callable 6/1/44 @ 100 .................. 7,000 5,801
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 3,967 3,319
Entergy Louisiana LLC , 4 .95% , 1/15/45 , Callable 1/15/25 @ 100 .................... 7,000 6,228
Entergy Mississippi LLC , 3 .25% , 12/1/27 , Callable 9/1/27 @ 100 .................... 5,000 4,742
Entergy Texas, Inc.
3 .45% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 9,420 8,963
3 .55% , 9/30/49 , Callable 3/30/49 @ 100 .................................. 5,000 3,635
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 8,750 6,145
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 4,500 2,956
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 5,000 5,108
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 5,475 5,195
ITC Holdings Corp.
4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ................................ 4,000 4,016
3 .35% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 2,000 1,913
MidAmerican Energy Co.
3 .15% , 4/15/50 , Callable 10/15/49 @ 100 ................................. 7,000 4,840
2 .70% , 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,552
Mississippi Power Co. , 4 .25% , 3/15/42 ....................................... 3,168 2,656
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 3,550 3,527
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 3,392 2,696
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,125
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 1,000 1,008
Oncor Electric Delivery Co. LLC , 3 .75% , 4/1/45 , Callable 10/1/44 @ 100 .............. 5,000 3,957
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 7,000 4,808
Potomac Electric Power Co. , 4 .15% , 3/15/43 , Callable 9/15/42 @ 100 ................. 5,000 4,244
Public Service Co. of Colorado , 2 .70% , 1/15/51 , Callable 7/15/50 @ 100 ............... 7,000 4,238
Public Service Electric and Gas Co. , 3 .80% , 3/1/46 , MTN , Callable 9/1/45 @ 100 ......... 8,000 6,446
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 4,736 4,350
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 9,000 7,182
Southwestern Public Service Co. , 3 .15% , 5/1/50 , Callable 11/1/49 @ 100 ............... 10,000 6,582
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 9,000 7,575
Tri-State Generation and Transmission Association, Inc.
4 .70% , 11/1/44 , Callable 5/1/44 @ 100 ................................... 5,000 3,956
4 .25% , 6/1/46 , Callable 12/1/45 @ 100 ................................... 10,000 7,420
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,500 2,540
WEC Energy Group, Inc. , 7 .70% ( TSFR3M + 237 bps ) , 5/15/67 , Callable 9/9/24 @ 100 (d) ... 13,000 12,860
199,146
Total Corporate Bonds (Cost $1,938,395)
a
a
a
1,770,970
Yankee Dollars (10.6%)
Communication Services (0.1%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 ................ 5,500 4,782
Consumer Discretionary (0.3%):
Flutter Treasury Designated Activity Co. , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) .... 1,250 1,271
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 9/9/24 @ 102.63 (a) ........ 5,500 5,386
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 7,192 5,698
12,355
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 5,000 4,566
Bacardi Ltd. , 4 .70% , 5/15/28 , Callable 2/15/28 @ 100 (a) ........................... 12,000 11,835

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. $ 6,500 $ 6,115
3 .00% , 2/2/29 , Callable 12/2/28 @ 100 ................................... 3,250 2,951
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 2,179 2,197
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 (a) ............................... 2,786 2,995
30,659
Energy (0.7%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 9,250 8,551
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 6,000 5,137
Petroleos Mexicanos
5 .95% , 1/28/31 , Callable 10/28/30 @ 100 ................................. 6,667 5,500
6 .70% , 2/16/32 , Callable 11/16/31 @ 100 .................................. 1,500 1,282
TransCanada PipeLines Ltd. , 7 .79% ( TSFR3M + 247 bps ) , 5/15/67 , Callable 9/9/24 @ 100 (d) . 10,124 9,239
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 3,750 4,289
33,998
Financials (5.0%):
ABN AMRO Bank NV , 4 .75% , 7/28/25 (a) ..................................... 6,000 5,947
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (d) ............. 2,000 2,091
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 4,000 4,081
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 7,802 6,690
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (d) ....................................... 1,000 1,045
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 4,000 4,282
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (d) ........ 6,500 5,432
Barclays PLC
7 .39% ( H15T1Y + 330 bps ) , 11/2/28 , Callable 11/2/27 @ 100 (d) .................. 5,000 5,330
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (d) ................ 5,000 4,254
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (d) ...................... 3,000 3,156
BBVA Bancomer SA
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) .................. 3,125 3,305
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (d) .................. 5,000 5,152
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 4,500 4,445
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (d) (g) ...................... 1,966 1,932
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (d) (g) ...................... 4,000 3,795
BPCE SA
3 .50% , 10/23/27 (a) .................................................. 5,000 4,754
3 .25% , 1/11/28 (a) ................................................... 3,000 2,836
6 .51% ( H15T1Y + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (d) ................ 7,000 7,198
Brookfield Finance, Inc. , 4 .85% , 3/29/29 , Callable 12/29/28 @ 100 ................... 7,000 7,020
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 5,142 5,344
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 1,500 1,593
Commonwealth Bank of Australia
2 .69% , 3/11/31 (a) ................................................... 9,000 7,650
3 .78% , 3/14/32 (a) .................................................. 3,000 2,690
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (d) ................ 10,000 9,555
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (d) ..................... 5,000 4,210
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (d) ........ 8,500 7,629
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 5,000 4,726
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (d) ................. 5,000 4,783
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (d) ................. 2,121 2,424
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (d) ...... 8,750 7,459
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (d) ........................................................... 5,000 5,034
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 5,000 4,162
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (d) ................... 5,000 4,138
NatWest Group PLC , 5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (d) ..... 6,000 6,003

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (d) (f) (g) .. $ 5,000 $ 4,958
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (d) .............. 8,500 8,047
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (d) (f) .............. 9,000 9,099
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @
100 (a) (d) (f) ....................................................... 3,750 3,638
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 8,500 7,067
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (d) (g) ........ 6,742 6,618
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (d) . 10,000 9,647
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 3,250 3,168
3 .87% ( US0003M + 141 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (a) (d) ............... 4,445 4,273
Washington Aircraft 1 Co. DAC (NBGA - United States Government) , 2 .64% , 9/15/26 ..... 1,421 1,369
Westpac Banking Corp.
4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (d) .............. 5,000 4,893
2 .67% ( H15T5Y + 175 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (d) ................ 4,000 3,373
3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (d) ................ 2,000 1,684
227,979
Health Care (1.0%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 3,939 3,687
Royalty Pharma PLC
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 8,500 7,027
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 10,167 7,560
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 2,500 1,731
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 10,240 8,682
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 3,864 3,907
STERIS Irish FinCo Unlimited Co.
2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 3,000 2,588
3 .75% , 3/15/51 , Callable 9/15/50 @ 100 .................................. 8,000 5,922
Teva Pharmaceutical Finance Netherlands III BV , 3 .15% , 10/1/26 .................... 5,000 4,732
45,836
Industrials (1.6%):
Air Canada Pass Through Trust
4 .13% , 5/15/25 (a) .................................................. 12,737 12,498
3 .60% , 3/15/27 (a) (f) ................................................. 5,984 5,735
3 .75% , 12/15/27 (a) .................................................. 3,685 3,508
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 3,000 3,107
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 3,500 3,240
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 6,000 5,490
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 3,000 2,897
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) (f) ................................... 3,000 3,014
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 5,500 5,593
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 7,500 7,897
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) (f) ......................................................... 6,000 5,598
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 5,000 4,882
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 4,000 4,104
Turkish Airlines Pass Through Trust , 4 .20% , 3/15/27 (a) ............................ 3,896 3,685
71,248
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 7,000 5,947
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,765 1,831
SK Hynix, Inc. , 2 .38% , 1/19/31 (a) ........................................... 5,000 4,226
12,004
Materials (0.5%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 675 696

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
ArcelorMittal SA
6 .80% , 11/29/32 , Callable 8/29/32 @ 100 .................................. $ 3,250 $ 3,508
7 .00% , 10/15/39 .................................................... 4,000 4,408
Braskem Netherlands Finance BV , 4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) .......... 4,000 3,458
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 7,235 6,533
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 9/9/24 @ 102.5 (a) ................. 3,500 3,342
21,945
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 5,500 4,629
Utilities (0.4%):
Enel Chile SA , 4 .88% , 6/12/28 , Callable 3/12/28 @ 100 ........................... 5,000 4,903
Enel Finance International NV , 2 .50% , 7/12/31 , Callable 4/12/31 @ 100 (a) .............. 5,000 4,197
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 8,500 7,535
16,635
Total Yankee Dollars (Cost $508,224)
a
a
a
482,070
Municipal Bonds (2.9%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1 .16% , 7/1/26 ..................................................... 910 854
1 .59% , 7/1/29 ..................................................... 1,000 877
1 .84% , 7/1/31 , Continuously Callable @100 ............................... 2,000 1,684
3,415
California (0.3%):
California Infrastructure & Economic Development Bank Revenue , 6 .03% , 7/1/38 ........ 3,340 3,383
City of El Cajon Revenue
Series A , 2 .09% , 4/1/29 .............................................. 425 380
Series A , 2 .19% , 4/1/30 .............................................. 425 373
Series A , 2 .29% , 4/1/31 , Continuously Callable @100 ......................... 550 474
City of Riverside Revenue
Series A , 2 .49% , 6/1/26 .............................................. 1,800 1,725
Series A , 2 .64% , 6/1/27 .............................................. 1,400 1,323
San Jose Financing Authority Revenue , 1 .71% , 6/1/28 ............................. 2,000 1,806
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .13% , 9/1/30 , Continuously Callable @100 ........... 2,590 2,574
12,038
Connecticut (0.1%):
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 1,500 1,451
Town of Hamden, GO , 4 .93% , 8/15/30 , Continuously Callable @100 .................. 3,845 3,846
5,297
Florida (0.4%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 4,080 3,485
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 8,500 7,471
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 4,250 4,136
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series B , 2 .54% ,
10/1/30 , Continuously Callable @100 .................................... 2,500 2,161
17,253
Georgia (0.1%):
Savannah Hospital Authority Revenue , Series B , 3 .99% , 7/1/38 ...................... 5,000 4,436
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 8,235 7,989
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B , 2 .51% , 6/15/32 , Continuously Callable @100 ........................ 2,000 1,701

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series B , 2 .66% , 6/15/33 , Continuously Callable @100 ........................ $ 1,500 $ 1,263
2,964
Indiana (0.0%):(e)
Indiana Finance Authority Revenue , Series A , 3 .62% , 7/1/36 ........................ 1,500 1,370
Kansas (0.0%):(e)
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series B , 1 .66% ,
9/1/27 ........................................................... 2,000 1,832
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 3,775 3,640
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,495 2,380
Series B , 4 .35% , 6/1/30 .............................................. 1,325 1,259
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,306
4,945
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue , Series E , 4 .02% , 7/1/39 ........... 3,000 2,570
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 1,030 960
3,530
New York (0.1%):
New York State Urban Development Corp. Revenue
1 .88% , 3/15/30 .................................................... 2,600 2,274
2 .03% , 3/15/31 , Continuously Callable @100 ............................... 3,500 3,010
5,284
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue , 5 .50% , 11/15/38 ,
Pre-refunded 11/15/24 @ 100 .......................................... 5,000 5,000
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue , Series C , 5 .45% , 8/15/28 ........... 9,750 9,265
Pennsylvania (0.3%):
Pennsylvania Economic Development Financing Authority Revenue , Series B , 3 .20% ,
11/15/27 ......................................................... 1,375 1,311
Pennsylvania Higher Educational Facilities Authority Revenue , 3 .73% , 7/15/43 .......... 3,000 2,356
Public Parking Authority of Pittsburgh Revenue
2 .33% , 12/1/29 .................................................... 895 804
2 .58% , 12/1/31 , Continuously Callable @100 ............................... 825 722
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3 .05% , 4/1/29 ..................................................... 800 754
3 .10% , 4/1/30 ..................................................... 950 886
3 .15% , 4/1/31 ..................................................... 250 231
State Public School Building Authority Revenue
3 .05% , 4/1/28 ..................................................... 2,000 1,889
3 .15% , 4/1/30 ..................................................... 4,460 4,146
13,099
Texas (0.5%):
County of Bexar Revenue , 2 .53% , 8/15/34 , Continuously Callable @100 ............... 2,800 2,196
Dallas Fort Worth International Airport Revenue
Series C , 1 .95% , 11/1/28 .............................................. 1,000 901
Series C , 2 .05% , 11/1/29 .............................................. 1,250 1,105
Series C , 2 .10% , 11/1/30 .............................................. 1,000 866
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000 1,724
Series B , 2 .57% , 5/15/26 ............................................. 1,000 959
Series D , 2 .28% , 7/1/34 .............................................. 6,785 5,468
McLennan County Public Facility Corp. Revenue , 3 .90% , 6/1/29 , Continuously Callable @100 2,000 1,960
Port of Corpus Christi Authority of Nueces County Revenue , 3 .49% , 12/1/25 ............ 1,000 983
San Antonio Education Facilities Corp. Revenue
2 .38% , 4/1/28 ..................................................... 1,500 1,329

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
2 .65% , 4/1/30 ..................................................... $ 1,150 $ 972
2 .73% , 4/1/31 ..................................................... 750 619
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2 .08% , 9/1/28 ..................................................... 600 541
2 .57% , 9/1/32 , Continuously Callable @100 ............................... 1,000 840
2 .69% , 9/1/33 , Continuously Callable @100 ............................... 1,000 830
Waco Educational Finance Corp. Revenue
1 .53% , 3/1/27 ..................................................... 1,340 1,243
1 .69% , 3/1/28 ..................................................... 1,500 1,362
2 .06% , 3/1/31 , Continuously Callable @100 ............................... 1,500 1,287
25,185
Wisconsin (0.1%):
Public Finance Authority Revenue , 3 .63% , 6/1/51 ................................ 6,575 4,371
Total Municipal Bonds (Cost $145,799)
a
a
a
130,913
U.S. Government Agency Mortgages (6.5%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (d) (g) ................................ 6,000 5,915
Federal Farm Credit Banks Funding Corporation
6 .00% , 6/5/34 ..................................................... 4,000 4,007
5 .60% , 8/5/39 ..................................................... 4,000 4,009
8,016
Federal Home Loan Banks
5 .65% , 7/30/31 .................................................... 2,385 2,382
Federal Home Loan Mortgage Corporation
5 .50% , 12/1/35 - 5/1/53 .............................................. 15,153 15,260
1 .50% , 4/1/37 ..................................................... 4,756 4,149
5 .00% , 3/1/38 - 6/1/53 ............................................... 31,341 31,009
3 .50% , 5/1/42 - 7/1/52 ............................................... 10,633 9,798
4 .50% , 11/1/42 - 10/1/52 .............................................. 9,030 8,757
4 .00% , 1/1/43 - 12/1/52 .............................................. 8,435 8,025
3 .00% , 1/1/52 - 5/1/52 ............................................... 8,517 7,484
6 .00% , 8/1/53 ..................................................... 3,745 3,801
88,283
Federal National Mortgage Association
2 .50% , 2/1/28 - 3/1/52 ............................................... 11,606 10,098
6 .50% , 4/1/31 - 3/1/32 ............................................... 175 182
5 .00% , 6/1/33 - 4/1/53 ............................................... 8,097 8,057
5 .50% , 9/1/35 - 5/1/38 ............................................... 2,255 2,326
6 .00% , 5/1/36 - 3/1/54 ............................................... 9,547 9,728
4 .00% , 4/1/38 - 7/1/53 ............................................... 14,317 13,668
3 .50% , 12/1/42 - 6/1/52 .............................................. 16,367 15,074
3 .00% , 2/1/50 - 12/1/51 .............................................. 8,356 7,346
66,479
Government National Mortgage Association
7 .00% , 1/15/26 - 7/15/32 ............................................. 216 223
6 .50% , 4/15/26 - 10/15/31 ............................................. 268 278
7 .50% , 6/15/26 - 8/15/29 ............................................. 80 81
6 .00% , 9/15/28 - 9/20/53 ............................................. 16,283 16,532
5 .50% , 4/20/33 - 9/20/53 ............................................. 32,852 33,029
5 .00% , 8/15/33 - 4/20/54 ............................................. 22,697 22,504
3 .50% , 4/20/52 .................................................... 6,271 5,710
4 .50% , 8/20/52 - 9/20/53 ............................................. 22,137 21,388
3 .00% , 1/20/53 .................................................... 4,489 4,005
2 .50% , 6/20/53 - 7/20/53 ............................................. 11,712 10,093

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
6 .50% , 1/20/54 .................................................... $ 12,228 $ 12,457
126,300
Total U.S. Government Agency Mortgages (Cost $299,418)
a
a
a
297,375
U.S. Treasury Obligations (23.6%)
U.S. Treasury Bonds
1 .13% , 5/15/40 .................................................... 10,000 6,386
3 .88% , 8/15/40 .................................................... 32,000 30,620
1 .38% , 11/15/40 .................................................... 30,000 19,650
1 .88% , 2/15/41 .................................................... 9,000 6,379
2 .25% , 5/15/41 .................................................... 70,000 52,413
1 .75% , 8/15/41 .................................................... 25,000 17,121
2 .75% , 8/15/42 .................................................... 55,000 43,673
2 .75% , 11/15/42 .................................................... 10,000 7,908
3 .13% , 2/15/43 .................................................... 45,000 37,582
2 .88% , 5/15/43 .................................................... 10,000 8,009
4 .38% , 8/15/43 .................................................... 25,000 24,879
3 .38% , 5/15/44 .................................................... 5,000 4,291
3 .00% , 11/15/44 .................................................... 25,000 20,148
2 .50% , 2/15/45 .................................................... 55,000 40,563
3 .00% , 11/15/45 .................................................... 21,000 16,800
2 .50% , 2/15/46 .................................................... 15,000 10,929
2 .25% , 8/15/46 .................................................... 42,950 29,615
2 .88% , 11/15/46 .................................................... 10,000 7,753
3 .00% , 2/15/47 .................................................... 23,000 18,195
2 .75% , 11/15/47 .................................................... 12,000 9,015
3 .00% , 2/15/48 .................................................... 25,000 19,633
3 .13% , 5/15/48 .................................................... 30,000 24,070
3 .38% , 11/15/48 .................................................... 25,000 20,941
3 .00% , 2/15/49 .................................................... 10,000 7,816
1 .25% , 5/15/50 .................................................... 30,000 15,408
1 .63% , 11/15/50 .................................................... 35,000 19,819
2 .88% , 5/15/52 .................................................... 10,000 7,572
4 .00% , 11/15/52 .................................................... 10,000 9,406
4 .13% , 8/15/53 .................................................... 17,000 16,349
4 .75% , 11/15/53 .................................................... 10,000 10,675
4 .25% , 2/15/54 .................................................... 10,000 9,836
U.S. Treasury Inflation Indexed Bonds , 2 .38% , 1/15/25 ............................ 66,644 65,866
U.S. Treasury Inflation Indexed Notes , 0 .88% , 1/15/29 ............................ 12,438 11,957
U.S. Treasury Notes
2 .00% , 2/15/25 .................................................... 10,000 9,839
4 .25% , 10/15/25 .................................................... 6,000 5,975
0 .38% , 1/31/26 .................................................... 10,000 9,409
4 .63% , 9/15/26 .................................................... 10,000 10,077
4 .38% , 12/15/26 .................................................... 25,000 25,109
2 .38% , 5/15/27 .................................................... 5,000 4,774
0 .50% , 10/31/27 .................................................... 11,000 9,826
4 .13% , 10/31/27 .................................................... 10,000 10,026
1 .25% , 3/31/28 .................................................... 7,000 6,348
2 .88% , 8/15/28 .................................................... 6,000 5,753
1 .25% , 9/30/28 .................................................... 7,000 6,275
3 .75% , 12/31/28 .................................................... 10,000 9,919
2 .63% , 2/15/29 .................................................... 13,000 12,284
4 .25% , 2/28/29 .................................................... 10,000 10,133
2 .38% , 3/31/29 .................................................... 20,000 18,659
3 .25% , 6/30/29 .................................................... 20,000 19,381
4 .25% , 6/30/29 .................................................... 15,000 15,210
3 .88% , 9/30/29 .................................................... 10,000 9,966
4 .13% , 8/31/30 .................................................... 25,000 25,219
4 .38% , 11/30/30 .................................................... 6,000 6,137
4 .00% , 1/31/31 .................................................... 15,000 15,031

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
4 .25% , 2/28/31 .................................................... $ 10,000 $ 10,167
4 .63% , 4/30/31 .................................................... 10,000 10,389
4 .25% , 6/30/31 .................................................... 5,000 5,087
4 .13% , 11/15/32 .................................................... 20,000 20,156
3 .88% , 8/15/33 .................................................... 54,000 53,300
4 .50% , 11/15/33 .................................................... 30,000 31,036
4 .00% , 2/15/34 .................................................... 45,000 44,817
4 .38% , 5/15/34 .................................................... 5,000 5,129
Total U.S. Treasury Obligations (Cost $1,184,984)
a
a
a
1,076,708
Commercial Paper (1.3%)
Financials (1.1%):
Brookfield Corporate Treasury Ltd.
5 .67% , 8/2/24 (a) (h) ................................................. 10,000 9,997
5 .68% , 8/6/24 (a) (h) ................................................. 5,000 4,995
5 .69% , 8/7/24 (a) (h) ................................................. 6,800 6,793
5 .69% , 8/12/24 (a) (h) ................................................ 3,200 3,194
Hannover Funding Co. LLC
5 .48% , 8/1/24 (a) (h) ................................................. 3,800 3,799
4 .43% , 8/5/24 (a) (h) ................................................. 10,000 9,992
5 .49% , 8/6/24 (a) (h) ................................................. 5,000 4,995
5 .50% , 8/8/24 (a) (h) ................................................. 5,000 4,994
48,759
Industrials (0.1%):
Lennox International, Inc. , 5 .58% , 8/1/24 (h) .................................... 5,000 4,999
Ryder System, Inc. , 5 .42% , 8/2/24 (h) ......................................... 1,500 1,500
6,499
Utilities (0.1%):
Eversource Energy , 5 .44% , 8/7/24 (a) (h) ....................................... 5,000 4,995
Total Commercial Paper (Cost $60,262)
a
a
a
60,253
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (i) ........ 8,379,499 8,380
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (i) ............ 8,379,499 8,380
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (i) ................ 8,379,499 8,379
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (i) . 8,379,499 8,379
Total Collateral for Securities Loaned (Cost $33,518)
a
a
a
33,518
Total Investments (Cost $4,896,713) — 100.0% 4,558,034
Liabilities in excess of other assets — 0.0%(e) (1,122)
NET ASSETS - 100.00% $ 4,556,912
At July 31, 2024, the Fund's investments in foreign securities were 11.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2024, the fair value of these securities was
$1,108,597 (thousands) and amounted to 24.3% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2024.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2024.
(e) Amount represents less than 0.05% of net assets.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Rate represents the effective yield at July 31, 2024.
(i) Rate disclosed is the daily yield on July 31, 2024.

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of July 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of July 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of July 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of July 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Communication Services (2.3%):
Comcast Corp., Class A .................................................. 961,600 $ 39,685
Fox Corp., Class A ...................................................... 208,384 7,927
Omnicom Group, Inc. .................................................... 138,549 13,584
The New York Times Co., Class A ........................................... 58,132 3,115
64,311
Consumer Discretionary (6.3%):
Best Buy Co., Inc. ...................................................... 168,974 14,620
eBay, Inc. ............................................................ 253,261 14,084
Garmin Ltd. ........................................................... 53,994 9,246
H&R Block, Inc. ....................................................... 202,826 11,752
Lennar Corp., Class A .................................................... 133,681 23,652
Lowe's Cos., Inc. ....................................................... 79,854 19,605
PulteGroup, Inc. ........................................................ 96,611 12,753
Tapestry, Inc. .......................................................... 179,884 7,212
The Home Depot, Inc. ................................................... 87,349 32,158
Toll Brothers, Inc. ...................................................... 123,421 17,613
Williams-Sonoma, Inc. ................................................... 69,727 10,785
173,480
Consumer Staples (10.7%):
Altria Group, Inc. ....................................................... 981,035 48,080
Archer-Daniels-Midland Co. ............................................... 270,927 16,800
Colgate-Palmolive Co. ................................................... 386,033 38,291
Kimberly-Clark Corp. .................................................... 223,248 30,150
Molson Coors Beverage Co., Class B ......................................... 99,749 5,272
PepsiCo, Inc. .......................................................... 130,601 22,551
Philip Morris International, Inc. ............................................. 307,609 35,424
Target Corp. .......................................................... 192,294 28,923
The Kroger Co. ........................................................ 422,058 23,002
The Procter & Gamble Co. ................................................ 292,931 47,092
295,585
Energy (5.9%):
ConocoPhillips Co. ..................................................... 181,703 20,205
Devon Energy Corp. ..................................................... 392,655 18,467
Diamondback Energy, Inc. ................................................ 89,175 18,041
EOG Resources, Inc. .................................................... 103,384 13,109
Exxon Mobil Corp. ..................................................... 142,091 16,851
Marathon Petroleum Corp. ................................................ 111,320 19,706
Phillips 66 Co. ......................................................... 69,992 10,182
Valero Energy Corp. ..................................................... 280,175 45,310
161,871
Financials (20.3%):
American Express Co. ................................................... 99,589 25,200
American Financial Group, Inc. ............................................. 53,454 7,000
American International Group, Inc. .......................................... 296,436 23,487
Ameriprise Financial, Inc. ................................................. 60,817 26,156
Annaly Capital Management, Inc. ........................................... 261,696 5,210
Apollo Global Management, Inc. ............................................ 109,684 13,745
Capital One Financial Corp. ............................................... 148,477 22,479
East West Bancorp, Inc. .................................................. 157,609 13,852
Evercore, Inc. ......................................................... 18,706 4,684
Everest Group Ltd. ...................................................... 72,371 28,432
Fidelity National Financial, Inc. ............................................ 335,096 18,568
Fifth Third Bancorp ..................................................... 335,861 14,220
First Horizon Corp. ..................................................... 361,057 6,041
JPMorgan Chase & Co. .................................................. 550,397 117,125
Popular, Inc. .......................................................... 139,367 14,303
Regions Financial Corp. .................................................. 1,064,967 23,823
Synchrony Financial ..................................................... 641,537 32,584

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
T. Rowe Price Group, Inc. ................................................. 75,652 $ 8,640
The Allstate Corp. ...................................................... 150,930 25,827
The Bank of New York Mellon Corp. ......................................... 366,406 23,842
The Goldman Sachs Group, Inc. ............................................ 64,288 32,725
The Hartford Financial Services Group, Inc. .................................... 87,186 9,671
The PNC Financial Services Group, Inc. ...................................... 78,876 14,284
W.R. Berkley Corp. ..................................................... 89,107 4,912
Wells Fargo & Co. ...................................................... 618,548 36,705
Zions Bancorp NA ...................................................... 88,838 4,590
558,105
Health Care (15.7%):
AbbVie, Inc. .......................................................... 251,532 46,614
Agilent Technologies, Inc. ................................................. 66,283 9,372
Amgen, Inc. ........................................................... 27,464 9,131
Bristol-Myers Squibb Co. ................................................. 1,272,840 60,536
Cardinal Health, Inc. .................................................... 395,462 39,875
Chemed Corp. ......................................................... 10,224 5,829
CVS Health Corp. ...................................................... 365,658 22,060
Elevance Health, Inc. .................................................... 18,837 10,022
Gilead Sciences, Inc. .................................................... 730,159 55,536
Johnson & Johnson ..................................................... 334,333 52,775
Merck & Co., Inc. ...................................................... 335,131 37,913
Pfizer, Inc. ............................................................ 1,091,848 33,345
Quest Diagnostics, Inc. ................................................... 89,228 12,697
Royalty Pharma PLC, Class A .............................................. 287,572 8,101
The Cigna Group ....................................................... 83,563 29,136
432,942
Industrials (15.5%):
AGCO Corp. .......................................................... 69,174 6,531
Automatic Data Processing, Inc. ............................................ 118,967 31,243
Caterpillar, Inc. ........................................................ 134,901 46,703
Cintas Corp. .......................................................... 7,829 5,981
Cummins, Inc. ......................................................... 48,332 14,103
Expeditors International of Washington, Inc. .................................... 124,919 15,592
Fastenal Co. ........................................................... 296,669 20,989
FedEx Corp. .......................................................... 89,257 26,978
Ferguson PLC ......................................................... 61,170 13,620
Flowserve Corp. ........................................................ 63,898 3,230
General Dynamics Corp. .................................................. 44,109 13,176
Illinois Tool Works, Inc. .................................................. 121,532 30,052
Lennox International, Inc. ................................................. 33,072 19,298
Lincoln Electric Holdings, Inc. ............................................. 14,314 2,940
Lockheed Martin Corp. ................................................... 35,886 19,447
ManpowerGroup, Inc. ................................................... 100,528 7,698
Masco Corp. .......................................................... 355,058 27,641
Otis Worldwide Corp. .................................................... 94,150 8,897
Owens Corning ........................................................ 106,017 19,759
PACCAR, Inc. ......................................................... 144,818 14,288
Parker-Hannifin Corp. ................................................... 24,355 13,667
Paychex, Inc. .......................................................... 198,162 25,369
Robert Half, Inc. ....................................................... 58,577 3,760
Snap-on, Inc. .......................................................... 44,102 12,659
SS&C Technologies Holdings, Inc. .......................................... 51,425 3,752
United Parcel Service, Inc., Class B .......................................... 61,453 8,012
United Rentals, Inc. ..................................................... 13,139 9,948
425,333
Information Technology (8.5%):
Accenture PLC, Class A .................................................. 33,846 11,190
Applied Materials, Inc. ................................................... 39,510 8,384
Broadcom, Inc. ........................................................ 64,280 10,329
Cisco Systems, Inc. ..................................................... 820,142 39,736

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Cognizant Technology Solutions Corp., Class A ................................. 193,644 $ 14,655
Hewlett Packard Enterprise Co. ............................................. 517,225 10,298
HP, Inc. .............................................................. 776,814 28,035
International Business Machines Corp. ........................................ 63,606 12,221
KLA Corp. ........................................................... 9,268 7,628
NetApp, Inc. .......................................................... 109,572 13,914
QUALCOMM, Inc. ..................................................... 321,670 58,206
Skyworks Solutions, Inc. ................................................. 128,650 14,617
TD SYNNEX Corp. ..................................................... 46,592 5,552
234,765
Materials (6.4%):
Avery Dennison Corp. ................................................... 21,942 4,758
Celanese Corp. ......................................................... 41,517 5,860
CF Industries Holdings, Inc. ............................................... 400,768 30,615
Dow, Inc. ............................................................ 232,246 12,650
LyondellBasell Industries NV, Class A ........................................ 255,986 25,460
Nucor Corp. ........................................................... 103,104 16,800
Olin Corp. ............................................................ 101,257 4,618
Packaging Corp. of America ............................................... 172,660 34,510
Reliance, Inc. .......................................................... 14,997 4,568
Steel Dynamics, Inc. ..................................................... 40,745 5,428
The Mosaic Co. ........................................................ 589,497 17,549
Westlake Corp. ........................................................ 80,072 11,839
174,655
Real Estate (5.2%):
Alexandria Real Estate Equities, Inc. ......................................... 85,319 10,007
AvalonBay Communities, Inc. .............................................. 59,254 12,142
Crown Castle, Inc. ...................................................... 107,841 11,871
CubeSmart ........................................................... 143,170 6,812
Extra Space Storage, Inc. ................................................. 52,031 8,305
Healthpeak Properties, Inc. ................................................ 745,877 16,275
Host Hotels & Resorts, Inc. ................................................ 332,487 5,822
Kilroy Realty Corp. ..................................................... 58,582 2,166
Kimco Realty Corp. ..................................................... 282,365 6,136
Lamar Advertising Co., Class A ............................................. 19,414 2,327
Prologis, Inc. .......................................................... 135,777 17,115
Public Storage ......................................................... 25,557 7,563
Realty Income Corp. .................................................... 211,273 12,133
Regency Centers Corp. ................................................... 58,145 3,916
Simon Property Group, Inc. ............................................... 59,738 9,166
VICI Properties, Inc. .................................................... 358,021 11,192
142,948
Utilities (3.0%):
Duke Energy Corp. ...................................................... 280,555 30,656
Entergy Corp. ......................................................... 158,506 18,382
NiSource, Inc. ......................................................... 296,371 9,262
NRG Energy, Inc. ....................................................... 152,505 11,464
OGE Energy Corp. ...................................................... 126,070 4,888
The AES Corp. ........................................................ 314,586 5,596
UGI Corp. ............................................................ 120,320 2,981
83,229
Total Common Stocks (Cost $2,172,130)
a
a
a
2,747,224
Total Investments (Cost $2,172,130) — 99.8% 2,747,224
Other assets in excess of liabilities — 0.2% 6,494
NET ASSETS - 100.00% $ 2,753,718
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Communication Services (15.2%):
Alphabet, Inc., Class A ................................................... 1,026,646 $ 176,111
Alphabet, Inc., Class C ................................................... 981,728 169,986
Charter Communications, Inc., Class A(a) ..................................... 65,019 24,689
Comcast Corp., Class A .................................................. 1,766,971 72,923
Electronic Arts, Inc. ..................................................... 120,251 18,151
Meta Platforms, Inc., Class A .............................................. 609,339 289,332
Netflix, Inc.(a) ......................................................... 194,521 122,227
Take-Two Interactive Software, Inc.(a) ........................................ 77,368 11,646
The Trade Desk, Inc., Class A(a) ............................................ 200,979 18,064
T-Mobile US, Inc. ...................................................... 529,008 96,428
Warner Bros Discovery, Inc.(a) ............................................. 1,106,140 9,568
1,009,125
Communications Equipment (1.3%):
Cisco Systems, Inc. ..................................................... 1,818,719 88,117
Consumer Discretionary (12.8%):
Airbnb, Inc., Class A(a) .................................................. 199,306 27,815
Amazon.com, Inc.(a) .................................................... 1,818,850 340,089
Booking Holdings, Inc. ................................................... 15,316 56,899
DoorDash, Inc., Class A(a) ................................................ 172,304 19,078
Lululemon Athletica, Inc.(a) ............................................... 54,531 14,105
Marriott International, Inc., Class A .......................................... 128,938 29,308
MercadoLibre, Inc.(a) .................................................... 22,886 38,194
O'Reilly Automotive, Inc.(a) ............................................... 26,586 29,945
PDD Holdings, Inc., ADR(a) ............................................... 301,521 38,863
Ross Stores, Inc. ....................................................... 151,367 21,680
Starbucks Corp. ........................................................ 511,332 39,858
Tesla, Inc.(a) .......................................................... 843,717 195,801
851,635
Consumer Staples (6.1%):
Coca-Cola Europacific Partners PLC ......................................... 207,296 15,292
Costco Wholesale Corp. .................................................. 200,210 164,573
Dollar Tree, Inc.(a) ...................................................... 98,474 10,275
Keurig Dr. Pepper, Inc. ................................................... 611,944 20,977
Mondelez International, Inc., Class A ......................................... 605,527 41,388
Monster Beverage Corp.(a) ................................................ 470,265 24,195
PepsiCo, Inc. .......................................................... 620,617 107,162
The Kraft Heinz Co. ..................................................... 548,168 19,301
403,163
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp. ........................................................... 60,671 13,233
Energy (0.5%):
Baker Hughes Co. ...................................................... 450,524 17,444
Diamondback Energy, Inc. ................................................ 80,509 16,288
33,732
Financials (0.5%):
PayPal Holdings, Inc.(a) .................................................. 472,214 31,062
Health Care (6.3%):
Amgen, Inc. ........................................................... 242,162 80,512
AstraZeneca PLC, ADR .................................................. 262,868 20,806
Biogen, Inc.(a) ......................................................... 65,726 14,013
Dexcom, Inc.(a) ........................................................ 179,526 12,175
GE HealthCare Technologies, Inc. ........................................... 206,061 17,439
Gilead Sciences, Inc. .................................................... 562,413 42,777
IDEXX Laboratories, Inc.(a) ............................................... 37,282 17,751
Illumina, Inc.(a) ........................................................ 71,912 8,816

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Intuitive Surgical, Inc.(a) ................................................. 160,124 $ 71,193
Moderna, Inc.(a) ....................................................... 173,005 20,626
Regeneron Pharmaceuticals, Inc.(a) .......................................... 48,920 52,794
Vertex Pharmaceuticals, Inc.(a) ............................................. 116,492 57,747
416,649
Industrials (4.5%):
Automatic Data Processing, Inc. ............................................ 184,766 48,523
Cintas Corp. .......................................................... 45,803 34,991
Copart, Inc.(a) ......................................................... 434,408 22,733
CSX Corp. ............................................................ 882,509 30,976
Fastenal Co. ........................................................... 258,464 18,286
Honeywell International, Inc. .............................................. 293,963 60,189
Old Dominion Freight Line, Inc. ............................................ 98,089 20,616
PACCAR, Inc. ......................................................... 236,614 23,344
Paychex, Inc. .......................................................... 162,497 20,803
Verisk Analytics, Inc. .................................................... 64,408 16,859
297,320
IT Services (0.4%):
Cognizant Technology Solutions Corp., Class A ................................. 224,449 16,986
MongoDB, Inc.(a) ...................................................... 33,113 8,357
25,343
Materials (1.5%):
Linde PLC ............................................................ 217,009 98,413
Real Estate (0.2%):
CoStar Group, Inc.(a) .................................................... 184,402 14,387
Semiconductors & Semiconductor Equipment (24.4%):
Advanced Micro Devices, Inc.(a) ............................................ 729,649 105,420
Analog Devices, Inc. .................................................... 224,006 51,831
Applied Materials, Inc. ................................................... 373,771 79,314
ARM Holdings PLC, ADR(a) .............................................. 53,359 7,693
ASML Holding NV, NYS ................................................. 41,083 38,482
Broadcom, Inc. ........................................................ 2,092,012 336,144
GLOBALFOUNDRIES, Inc.(a)(b) .......................................... 248,992 12,701
Intel Corp. ............................................................ 1,921,728 59,074
KLA Corp. ........................................................... 60,780 50,026
Lam Research Corp. ..................................................... 59,020 54,372
Marvell Technology, Inc. ................................................. 390,756 26,173
Microchip Technology, Inc. ................................................ 242,365 21,517
Micron Technology, Inc. .................................................. 499,897 54,899
NVIDIA Corp. ......................................................... 4,299,250 503,098
NXP Semiconductors NV ................................................. 115,423 30,375
ON Semiconductor Corp.(a) ............................................... 194,219 15,198
QUALCOMM, Inc. ..................................................... 503,793 91,161
Texas Instruments, Inc. ................................................... 411,017 83,769
1,621,247
Software (15.4%):
Adobe, Inc.(a) ......................................................... 202,240 111,566
ANSYS, Inc.(a) ........................................................ 39,410 12,360
Atlassian Corp., Class A(a) ................................................ 71,906 12,697
Autodesk, Inc.(a) ....................................................... 97,272 24,077
Cadence Design Systems, Inc.(a) ............................................ 122,849 32,882
Crowdstrike Holdings, Inc., Class A(a) ....................................... 104,131 24,154
Datadog, Inc., Class A(a) ................................................. 139,246 16,214
Fortinet, Inc.(a) ........................................................ 344,863 20,016
Intuit, Inc. ............................................................ 126,195 81,692
Microsoft Corp. ........................................................ 1,299,004 543,438
Palo Alto Networks, Inc.(a) ................................................ 146,172 47,466
Roper Technologies, Inc. .................................................. 48,323 26,324

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Synopsys, Inc.(a) ....................................................... 69,166 $ 38,617
Workday, Inc., Class A(a) ................................................. 95,703 21,736
Zscaler, Inc.(a) ......................................................... 67,650 12,133
1,025,372
Technology Hardware, Storage & Peripherals (9.2%):
Apple, Inc. ........................................................... 2,680,061 595,188
Super Micro Computer, Inc.(a) ............................................. 26,434 18,547
613,735
Utilities (1.2%):
American Electric Power Co., Inc. ........................................... 237,957 23,348
Constellation Energy Corp. ................................................ 142,306 27,010
Exelon Corp. .......................................................... 451,439 16,794
Xcel Energy, Inc. ....................................................... 250,831 14,618
81,770
Total Common Stocks (Cost $2,476,554)
a
a
a
6,624,303
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 2,188,886 2,189
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(c) ............ 2,188,886 2,189
Invesco Government & Agency Portfolio, Institutional Shares, 5.21%(c) ............... 2,188,886 2,189
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 2,188,886 2,189
Total Collateral for Securities Loaned (Cost $8,756)
a
a
a
8,756
Total Investments (Cost $2,485,310) — 99.8% 6,633,059
Other assets in excess of liabilities — 0.2% 12,607
NET ASSETS - 100.00% $ 6,645,666
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2024.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 50 9/20/24 $ 19,582,784 $ 19,505,250 $ (77,534)
Total unrealized appreciation $ —
Total unrealized depreciation (77,534)
Total net unrealized appreciation (depreciation) $ (77,534)

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (0.4%):
Health Care (0.1%):
Opthea Ltd. , ADR (a) .................................................... 247,678 $ 562
Information Technology (0.3%):
Atlassian Corp. , Class A (a) ................................................ 23,024 4,066
4,628
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 549 92
Canada (0.0%):(b)
Health Care (0.0%):(b)
Xenon Pharmaceuticals, Inc. (a) ............................................. 1,148 49
China (0.0%):(b)
Health Care (0.0%):(b)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (a) ............................ 1,600 33
Zai Lab Ltd. , ADR (a) (c) .................................................. 1,218 23
56
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 467 62
Genmab A/S (a) ........................................................ 121 34
Novo Nordisk A/S , Class B ................................................ 897 119
215
Germany (0.0%):(b)
Health Care (0.0%):(b)
Immatics NV (a) ........................................................ 3,735 45
Ireland (0.5%):
Health Care (0.0%):(b)
Alkermes PLC (a) ....................................................... 1,715 47
ICON PLC (a) ......................................................... 497 163
210
Information Technology (0.5%):
Accenture PLC , Class A .................................................. 16,590 5,485
5,695
Israel (1.4%):
Information Technology (1.4%):
CyberArk Software Ltd. (a) ................................................ 20,594 5,280
Monday.com Ltd. (a) ..................................................... 16,527 3,798
Sapiens International Corp. ................................................ 9,669 376
Wix.com Ltd. (a) ........................................................ 47,125 7,348
16,802
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 482 52
Japan (0.3%):
Health Care (0.3%):
Astellas Pharma, Inc. .................................................... 7,965 92
Chugai Pharmaceutical Co. Ltd. ............................................ 2,300 101
Daiichi Sankyo Co. Ltd. .................................................. 3,811 155
Eisai Co. Ltd. .......................................................... 1,865 71
Hoya Corp. ........................................................... 25,230 3,162

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Otsuka Holdings Co. Ltd. ................................................. 2,000 $ 102
3,683
Netherlands (0.1%):
Health Care (0.1%):
Argenx SE , ADR (a) ..................................................... 304 157
Merus NV (a) .......................................................... 27,033 1,434
QIAGEN NV (a) ........................................................ 1,478 65
1,656
Switzerland (0.3%):
Health Care (0.3%):
Galderma Group AG (a) .................................................. 1,609 126
MoonLake Immunotherapeutics (a) (c) ........................................ 83,620 3,483
Novartis AG , Registered Shares ............................................. 561 63
Tecan Group AG , Class R ................................................. 115 43
3,715
Taiwan (0.9%):
Information Technology (0.9%):
Accton Technology Corp. ................................................. 118,200 1,853
ASPEED Technology, Inc. ................................................ 30,900 3,895
Chroma ATE, Inc. ...................................................... 468,000 4,359
10,107
Thailand (0.1%):
Information Technology (0.1%):
Fabrinet (a) ............................................................ 4,157 917
United Kingdom (0.2%):
Health Care (0.2%):
AstraZeneca PLC , ADR .................................................. 3,273 259
Autolus Therapeutics PLC , ADR (a) (c) ........................................ 348,610 1,635
Genus PLC ........................................................... 1,204 28
GSK PLC ............................................................ 4,962 96
Immunocore Holdings PLC , ADR (a) ......................................... 1,008 40
Verona Pharma PLC , ADR (a) .............................................. 2,236 51
2,109
United States (95.3%):
Communication Services (12.8%):
Alphabet, Inc. , Class A ................................................... 243,318 41,739
Cargurus, Inc. (a) ....................................................... 32,394 804
EverQuote, Inc. , Class A (a) ................................................ 11,501 300
MediaAlpha, Inc. , Class A (a) .............................................. 32,620 478
Meta Platforms, Inc. , Class A .............................................. 144,380 68,556
Netflix, Inc. (a) ......................................................... 25,548 16,053
Pinterest, Inc. , Class A (a) ................................................. 122,390 3,910
Reddit, Inc. , Class A (a) (c) ................................................. 100,851 6,137
Take-Two Interactive Software, Inc. (a) ........................................ 62,134 9,353
TripAdvisor, Inc. (a) ..................................................... 129,320 2,280
Yelp, Inc. (a) ........................................................... 62,001 2,259
ZipRecruiter, Inc. (a) ..................................................... 19,513 179
152,048
Consumer Discretionary (3.6%):
Airbnb, Inc. , Class A (a) .................................................. 10,872 1,517
Amazon.com, Inc. (a) .................................................... 218,706 40,894
42,411
Financials (2.6%):
Block, Inc. (a) .......................................................... 28,355 1,755
Global Payments, Inc. .................................................... 18,551 1,885
Shift4 Payments, Inc. , Class A (a) (c) .......................................... 103,539 7,122

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Visa, Inc. , Class A ...................................................... 64,358 $ 17,098
WEX, Inc. (a) .......................................................... 13,833 2,538
30,398
Health Care (17.6%):
4D Molecular Therapeutics, Inc. (a) .......................................... 71,678 1,271
Abbott Laboratories ..................................................... 734 78
AbbVie, Inc. .......................................................... 1,345 249
Absci Corp. (a) (c) ....................................................... 350,398 1,542
Acadia Healthcare Co., Inc. (a) .............................................. 2,473 160
Addus HomeCare Corp. (a) ................................................ 620 75
Agilent Technologies, Inc. ................................................. 1,161 164
agilon health, Inc. (a) ..................................................... 9,591 66
Akero Therapeutics, Inc. (a) ................................................ 1,480 40
Align Technology, Inc. (a) ................................................. 265 61
Alnylam Pharmaceuticals, Inc. (a) ........................................... 406 96
Amgen, Inc. ........................................................... 160 53
Amicus Therapeutics, Inc. (a) ............................................... 681,897 7,030
AnaptysBio, Inc. (a) ..................................................... 116,973 4,075
Apellis Pharmaceuticals, Inc. (a) ............................................ 151,121 5,984
Apogee Therapeutics, Inc. (a) (c) ............................................. 115,943 5,646
Arcellx, Inc. (a) ........................................................ 95,131 5,880
Ardent Health Partners LLC (a) ............................................. 3,695 66
Arvinas, Inc. (a) ........................................................ 123,742 3,404
Avidity Biosciences, Inc. (a) ............................................... 1,300 59
Biogen, Inc. (a) ......................................................... 456 97
Biohaven Ltd. (a) ....................................................... 58,520 2,302
Bio-Techne Corp. ....................................................... 559 46
Blueprint Medicines Corp. (a) .............................................. 31,218 3,381
Boston Scientific Corp. (a) ................................................. 5,554 410
Bridgebio Pharma, Inc. (a) ................................................. 129,727 3,366
Cabaletta Bio, Inc. (a) .................................................... 230,429 1,636
Celldex Therapeutics, Inc. (a) ............................................... 1,550 59
Cencora, Inc. .......................................................... 1,095 261
Centene Corp. (a) ....................................................... 2,520 194
Corbus Pharmaceuticals Holdings, Inc. (a) (c) ................................... 51,278 3,050
Crinetics Pharmaceuticals, Inc. (a) ........................................... 139,160 7,392
Cytokinetics, Inc. (a) ..................................................... 975 58
Danaher Corp. ......................................................... 1,788 495
Dexcom, Inc. (a) ........................................................ 1,689 115
Disc Medicine, Inc. (a) ................................................... 101,991 4,402
Edwards Lifesciences Corp. (a) ............................................. 2,906 183
Elanco Animal Health, Inc. (a) .............................................. 5,175 68
Elevance Health, Inc. .................................................... 185 98
Eli Lilly & Co. ......................................................... 30,536 24,559
Encompass Health Corp. .................................................. 1,064 99
Evolent Health, Inc. , Class A (a) ............................................. 3,387 79
Exact Sciences Corp. (a) .................................................. 133,316 6,090
Glaukos Corp. (a) ....................................................... 642 75
Gossamer Bio, Inc. (a) .................................................... 583,616 527
Gritstone bio, Inc. (a) (c) .................................................. 1,419,055 853
HCA Healthcare, Inc. .................................................... 788 286
Hologic, Inc. (a) ........................................................ 1,282 105
Humana, Inc. .......................................................... 532 192
Ideaya Biosciences, Inc. (a) ................................................ 125,958 5,423
Immunome, Inc. (a) (c) .................................................... 164,619 2,537
Immunovant, Inc. (a) ..................................................... 126,660 3,682
Insmed, Inc. (a) ......................................................... 159,147 11,578
Inspire Medical Systems, Inc. (a) ............................................ 219 31
Insulet Corp. (a) ........................................................ 450 87
Intuitive Surgical, Inc. (a) ................................................. 387 172
Janux Therapeutics, Inc. (a) (c) .............................................. 31,836 1,293
Krystal Biotech, Inc. (a) ................................................... 22,796 4,752

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Kymera Therapeutics, Inc. (a) .............................................. 875 $ 40
Labcorp Holdings, Inc. ................................................... 529 114
Legend Biotech Corp. , ADR (a) ............................................. 472 27
LifeStance Health Group, Inc. (a) ............................................ 10,730 59
Longboard Pharmaceuticals, Inc. (a) .......................................... 1,215 40
Merck & Co., Inc. ...................................................... 4,259 482
Moderna, Inc. (a) ....................................................... 344 41
Molina Healthcare, Inc. (a) ................................................ 359 123
Natera, Inc. (a) ......................................................... 46,534 4,765
Nurix Therapeutics, Inc. (a) ................................................ 34,649 758
Nuvalent, Inc. , Class A (a) ................................................. 67,234 5,375
Olema Pharmaceuticals, Inc. (a) ............................................. 311,776 5,038
Option Care Health, Inc. (a) ................................................ 2,616 78
ORIC Pharmaceuticals, Inc. (a) (c) ........................................... 249,218 2,791
PACS Group, Inc. (a) ..................................................... 2,935 105
Perspective Therapeutics, Inc. (a) ............................................ 102,488 1,394
Pfizer, Inc. ............................................................ 4,493 137
Privia Health Group, Inc. (a) ............................................... 2,386 50
PTC Therapeutics, Inc. (a) ................................................. 929 31
Regeneron Pharmaceuticals, Inc. (a) .......................................... 230 248
Regulus Therapeutics, Inc. (a) (c) ............................................ 937,813 1,688
Repligen Corp. (a) ....................................................... 407 68
REVOLUTION Medicines, Inc. (a) .......................................... 170,389 7,777
Rocket Pharmaceuticals, Inc. (a) ............................................. 1,954 47
Sarepta Therapeutics, Inc. (a) ............................................... 19,952 2,838
Savara, Inc. (a) ......................................................... 358,713 1,650
Soleno Therapeutics, Inc. (a) ............................................... 860 41
SpringWorks Therapeutics, Inc. (a) ........................................... 173,871 6,244
Structure Therapeutics, Inc. , ADR (a) ......................................... 1,318 49
Stryker Corp. .......................................................... 927 304
Surgery Partners, Inc. (a) .................................................. 1,993 61
Syndax Pharmaceuticals, Inc. (a) ............................................ 1,663 38
Thermo Fisher Scientific, Inc. .............................................. 666 409
Twist Bioscience Corp. (a) ................................................. 42,906 2,395
Tyra Biosciences, Inc. (a) (c) ................................................ 113,950 2,525
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 1,073 48
United Therapeutics Corp. (a) .............................................. 292 92
UnitedHealth Group, Inc. ................................................. 2,085 1,201
Vaxcyte, Inc. (a) ........................................................ 140,399 11,076
Veeva Systems, Inc. , Class A (a) ............................................. 16,705 3,206
Vera Therapeutics, Inc. (a) ................................................. 51,197 1,873
Veracyte, Inc. (a) ........................................................ 1,661 40
Vertex Pharmaceuticals, Inc. (a) ............................................. 29,839 14,792
Zoetis, Inc. ........................................................... 1,355 244
Zymeworks, Inc. (a) ..................................................... 151,614 1,586
208,020
Industrials (0.3%):
Dayforce, Inc. (a) (c) ..................................................... 30,094 1,784
Uber Technologies, Inc. (a) ................................................ 35,709 2,302
4,086
Information Technology (58.4%):
A10 Networks, Inc. ..................................................... 35,890 470
Adobe, Inc. (a) ......................................................... 25,332 13,974
Advanced Micro Devices, Inc. (a) ............................................ 24,992 3,611
Agilysys, Inc. (a) ....................................................... 10,675 1,197
Altair Engineering, Inc. , Class A (a) .......................................... 2,468 218
Amkor Technology, Inc. .................................................. 23,815 778
Amphenol Corp. , Class A ................................................. 42,246 2,715
Appfolio, Inc. , Class A (a) ................................................. 8,417 1,864
Apple, Inc. ........................................................... 164,416 36,513
Applied Materials, Inc. ................................................... 95,465 20,258

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
AppLovin Corp. , Class A (a) ............................................... 250,622 $ 19,323
Arista Networks, Inc. (a) .................................................. 24,671 8,550
Arlo Technologies, Inc. (a) ................................................. 48,087 729
Autodesk, Inc. (a) ....................................................... 17,598 4,356
Axcelis Technologies, Inc. (a) .............................................. 6,551 828
Badger Meter, Inc. ...................................................... 4,097 845
Bel Fuse, Inc. , Class B ................................................... 11,639 864
Box, Inc. , Class A (a) .................................................... 64,477 1,813
Broadcom, Inc. ........................................................ 129,028 20,732
Cadence Design Systems, Inc. (a) ............................................ 5,234 1,401
CDW Corp. ........................................................... 19,554 4,265
Cirrus Logic, Inc. (a) ..................................................... 1,351 176
Clear Secure, Inc. , Class A ................................................ 35,604 760
Coherent Corp. (a) ...................................................... 76,003 5,296
CommVault Systems, Inc. (a) ............................................... 21,366 3,266
Confluent, Inc. , Class A (a) ................................................ 327,551 8,195
Credo Technology Group Holding Ltd. (a) ..................................... 333,501 9,255
Daktronics, Inc. (a) ...................................................... 54,450 816
DocuSign, Inc. (a) ....................................................... 61,807 3,429
Dropbox, Inc. , Class A (a) ................................................. 213,554 5,108
Dynatrace, Inc. (a) ...................................................... 136,132 5,979
Enfusion, Inc. , Class A (a) ................................................. 15,178 144
EPAM Systems, Inc. (a) ................................................... 1,497 322
ePlus, Inc. (a) .......................................................... 5,805 534
Extreme Networks, Inc. (a) ................................................ 54,208 775
F5, Inc. (a) ............................................................ 8,595 1,750
Fair Isaac Corp. (a) ...................................................... 12,315 19,704
First Solar, Inc. (a) ...................................................... 7,654 1,653
Flex Ltd. (a) ........................................................... 141,028 4,534
Fortinet, Inc. (a) ........................................................ 80,134 4,651
Freshworks, Inc. , Class A (a) ............................................... 147,325 1,842
Gartner, Inc. (a) ........................................................ 13,367 6,699
Gitlab, Inc. , Class A (a) ................................................... 75,044 3,844
GoDaddy, Inc. , Class A (a) ................................................. 30,573 4,447
HubSpot, Inc. (a) ....................................................... 2,971 1,477
Immersion Corp. ....................................................... 12,885 164
Impinj, Inc. (a) ......................................................... 30,455 4,851
Insight Enterprises, Inc. (a) ................................................ 4,013 901
InterDigital, Inc. (c) ..................................................... 6,729 826
Intuit, Inc. ............................................................ 14,418 9,333
Jabil, Inc. ............................................................ 33,330 3,755
KLA Corp. ........................................................... 16,192 13,327
Lam Research Corp. ..................................................... 19,723 18,170
LiveRamp Holdings, Inc. (a) ............................................... 3,198 97
MACOM Technology Solutions Holdings, Inc. (a) ................................ 186,775 18,849
Manhattan Associates, Inc. (a) .............................................. 24,249 6,193
Marvell Technology, Inc. ................................................. 99,818 6,686
MaxLinear, Inc. (a) ...................................................... 545,102 7,708
Microchip Technology, Inc. ................................................ 4,019 357
Micron Technology, Inc. .................................................. 28,920 3,176
Microsoft Corp. ........................................................ 207,859 86,958
MKS Instruments, Inc. ................................................... 26,521 3,339
MongoDB, Inc. (a) ...................................................... 20,620 5,204
Monolithic Power Systems, Inc. ............................................ 18,660 16,105
Motorola Solutions, Inc. .................................................. 17,000 6,782
Napco Security Technologies, Inc. ........................................... 20,363 1,136
Nutanix, Inc. , Class A (a) .................................................. 64,989 3,283
NVE Corp. ........................................................... 1,654 148
NVIDIA Corp. ......................................................... 788,601 92,282
ON Semiconductor Corp. (a) ............................................... 10,754 841
Oracle Corp. .......................................................... 37,310 5,203
Palantir Technologies, Inc. , Class A (a) ........................................ 100,173 2,694
PC Connection, Inc. ..................................................... 3,871 277

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Pegasystems, Inc. ....................................................... 50,786 $ 3,541
Photronics, Inc. (a) ...................................................... 36,871 937
Pure Storage, Inc. , Class A (a) .............................................. 79,778 4,781
QUALCOMM, Inc. ..................................................... 35,731 6,465
Qualys, Inc. (a) ......................................................... 16,606 2,477
Rambus, Inc. (a) ........................................................ 18,991 977
Rapid7, Inc. (a) ......................................................... 9,959 392
RingCentral, Inc. , Class A (a) ............................................... 83,896 2,940
Salesforce, Inc. ........................................................ 29,102 7,532
Samsara, Inc. , Class A (a) ................................................. 129,130 4,943
Semtech Corp. (a) ....................................................... 231,490 7,343
ServiceNow, Inc. (a) ..................................................... 36,992 30,126
Smartsheet, Inc. , Class A (a) ............................................... 3,515 169
Snowflake, Inc. , Class A (a) ................................................ 34,144 4,452
Sprout Social, Inc. , Class A (a) .............................................. 142,905 5,583
SPS Commerce, Inc. (a) ................................................... 4,656 1,003
Squarespace, Inc. , Class A (a) .............................................. 59,712 2,639
Synopsys, Inc. (a) ....................................................... 7,835 4,374
Teradyne, Inc. ......................................................... 11,915 1,563
Texas Instruments, Inc. ................................................... 29,097 5,930
The Hackett Group, Inc. .................................................. 9,402 256
Trimble, Inc. (a) ........................................................ 128,478 7,007
Varonis Systems, Inc. (a) .................................................. 435,435 24,006
Workday, Inc. , Class A (a) ................................................. 3,407 774
Yext, Inc. (a) ........................................................... 36,521 210
Zoom Video Communications, Inc. , Class A (a) .................................. 6,685 404
Zscaler, Inc. (a) ......................................................... 7,856 1,409
690,838
1,127,801
Total Common Stocks (Cost $697,157) 1,177,622
Rights (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR (a) (d) ............................................... 145 — (e)
Total Rights (Cost $–) — (e)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. (a) (d) ...................................................... 5,153,482 — (e)
Nuvation Bio, Inc. (a) .................................................... 151,022 42
Regulus Therapeutics, Inc. (a) (f) (g) .......................................... 470,257 — (e)
42
Total Warrants (Cost $639) 42
Collateral for Securities Loaned (1.4%)^
United States (1.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (h) ........ 4,167,034 4,167
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (h) ............ 4,167,034 4,167
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (h) ............... 4,167,034 4,167
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (h) . 4,167,034 4,167
Total Collateral for Securities Loaned (Cost $16,668) 16,668
Total Investments (Cost $714,464) — 100.9% 1,194,332
Liabilities in excess of other assets — (0.9)% (10,448)
NET ASSETS - 100.00% $ 1,183,884
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 588
(d) Security was fair valued using significant unobservable inputs as of July 31, 2024.
(e) Rounds to less than $1 thousand.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2024. (amounts in thousands):
(h) Rate disclosed is the daily yield on July 31, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (32.7%)
ABS Auto (20.3%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 5/15/27 @ 100(a) ............... $ 2,000 $ 2,036
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 5/15/27 @ 100(a) ............... 1,268 1,306
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 2,826 2,869
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 1,333 1,397
Series 2024-1, Class B, 5.16%, 10/15/29, Callable 4/15/27 @ 100 ................ 1,263 1,271
Series 2024-1, Class C, 5.41%, 11/15/29, Callable 4/15/27 @ 100 ................ 1,500 1,518
American Credit Acceptance Receivables Trust .................................
Series 2021-4, Class E, 3.12%, 2/14/28, Callable 5/13/25 @ 100(a) ............... 500 487
Series 2022-1, Class C, 2.12%, 3/13/28, Callable 8/13/25 @ 100(a) ............... 199 199
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 8/12/26 @ 100(a) ............... 1,000 1,000
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 4/18/25 @ 100 ................. 625 608
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 2,135 2,053
ARI Fleet Lease Trust ....................................................
Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 8/15/24 @ 100(a) .............. 1,178 1,163
Series 2021-A, Class B, 1.13%, 3/15/30, Callable 8/15/24 @ 100(a) ............... 2,650 2,537
Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 226 226
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 1,524 1,502
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 10/15/27 @ 100(a) ............. 813 824
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 3,150 3,198
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 550 549
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 1,031 1,035
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class A, 3.35%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 1,100 1,097
Series 2019-2A, Class D, 3.04%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 242 240
Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100(a) .............. 5,000 4,929
Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 4,000 3,894
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 734
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 2,500 2,548
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 2,000 2,026
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
3/19/25 @ 100(a) ................................................... 5,594 5,429
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,800 1,713
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 12/15/25 @ 100 ................ 6,894 6,516
Series 2022-2, Class A3, 3.49%, 2/16/27, Callable 6/15/26 @ 100 ................ 1,271 1,256
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 3/15/27 @ 100 ................ 1,000 1,010
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 6/15/27 @ 100 ................ 1,000 1,024
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 7/15/27 @ 100 ................. 1,000 1,044
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 8/15/27 @ 100 ................. 1,000 1,009
Series 2024-2, Class D, 6.42%, 10/15/30, Callable 10/15/27 @ 100 ............... 3,000 3,078
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 6/15/28 @ 100 ................. 1,238 1,241
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30, Callable 11/15/28
@ 100 ........................................................... 1,500 1,508
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 1/8/26 @ 100 .................. 2,068 1,957
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/26 @ 100 ................ 361 346
Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 7/10/26 @ 100 ................ 480 457
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/26 @ 100 ................ 367 349
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 7/10/26 @ 100 ................ 426 405
Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 2/10/27 @ 100 ............... 813 782
Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 2/10/27 @ 100 ................ 332 316
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 2/10/27 @ 100 ................ 326 310
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 2/10/27 @ 100 ................ 583 551
Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 5/10/27 @ 100 ............... 2,879 2,751
Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 5/10/27 @ 100 ................ 599 564
Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 5/10/27 @ 100 ................ 303 286
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 3/25/28 @ 100(a) ............. 5,000 5,225
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 2/25/28 @ 100(a) ............. 643 649

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2024-1A, Class C, 5.36%, 1/25/30, Callable 2/25/28 @ 100(a) .............. $ 2,000 $ 2,021
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 2/25/28 @ 100(a) .............. 1,340 1,356
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 4/25/28 @ 100(a) .............. 4,028 4,111
Series 2024-3A, Class D, 5.87%, 9/25/31, Callable 5/25/28 @ 100(a) .............. 2,000 2,020
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 7/25/28 @ 100(a) ............. 700 701
Chesapeake Funding II LLC ...............................................
Series 2021-1A, Class A1, 0.47%, 4/15/33, Callable 8/15/24 @ 100(a) ............. 357 353
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 6/15/26 @ 100(a) .............. 1,192 1,190
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 6/15/26 @ 100(a) .............. 800 804
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 6/15/26 @ 100(a) .............. 1,500 1,522
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 11/15/26 @ 100(a) ........... 329 334
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 1,582 1,602
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 2,294 2,333
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 11/15/26 @ 100(a) ............. 1,800 1,805
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 3,000 3,070
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 7/15/27 @ 100(a) ............. 3,000 3,068
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 10/15/27 @ 100(a) ............ 2,000 2,010
CPS Auto Receivables Trust ...............................................
Series 2022-B, Class B, 3.88%, 8/15/28, Callable 10/15/26 @ 100(a) .............. 1,106 1,103
Series 2022-D, Class B, 6.84%, 1/16/29, Callable 5/15/27 @ 100(a) ............... 2,000 2,008
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 11/15/24 @ 100(a) ............. 1,179 1,175
Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100(a) ............. 3,000 2,968
Series 2021-4, Class A, 1.26%, 10/15/30, Callable 3/15/25 @ 100(a) .............. 184 183
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 3/15/25 @ 100(a) .............. 640 629
Series 2021-4, Class C, 1.94%, 2/18/31, Callable 3/15/25 @ 100(a) ............... 1,000 975
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 1,000 990
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 11/15/26 @ 100(a) ............. 1,100 1,142
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 2,000 2,038
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 100 103
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 4,000 4,092
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 1,895 1,943
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,886 5,070
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 1,000 1,033
Series 2024-2A, Class C, 6.70%, 10/16/34, Callable 4/15/28 @ 100(a) ............. 1,000 1,020
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 8/15/25 @ 100 3,000 2,914
DT Auto Owner Trust ....................................................
Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) .............. 2,000 1,998
Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 10/15/24 @ 100(a) ............. 447 446
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) ............. 1,000 985
Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 12/15/25 @ 100(a) ............. 941 933
Series 2022-2A, Class B, 4.22%, 1/15/27, Callable 6/15/26 @ 100(a) .............. 629 628
Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 6/15/26 @ 100(a) .............. 2,000 1,988
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @ 100(a) ............ 1,500 1,545
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 2,445 2,531
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 1,310 1,359
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 1/20/26 @ 100(a) .............. 828 823
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 3/20/26 @ 100(a) .............. 500 494
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 2,000 2,025
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 11/20/26 @ 100(a) ............ 1,778 1,796
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 4/20/27 @ 100(a) .............. 829 832
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 8/20/27 @ 100(a) .............. 4,000 4,196
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 2,000 2,026
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 2,528 2,604
Exeter Automobile Receivables Trust .........................................
Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 10/15/24 @ 100(a) ............. 1,000 994
Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 2/15/25 @ 100(a) .............. 6,750 6,794
Series 2020-3A, Class F, 5.56%, 6/15/27, Callable 6/15/25 @ 100(a) .............. 1,440 1,430
Series 2022-2A, Class B, 3.65%, 10/15/26 ................................. 118 118
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 10/15/27 @ 100 .............. 1,000 1,005

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 8/15/28 @ 100(a) ............. $ 2,828 $ 2,877
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 8/15/28 @ 100(a) .............. 1,713 1,748
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 8/15/28 @ 100(a) ............. 551 560
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 8/15/28 @ 100(a) .............. 852 868
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable
10/15/27 @ 100(a) .................................................. 3,000 3,112
Flagship Credit Auto Trust ................................................
Series 2019-2, Class D, 3.53%, 5/15/25, Callable 11/15/24 @ 100(a) .............. 39 39
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 2/15/25 @ 100(a) .............. 900 891
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 4,265 4,169
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/25 @ 100(a) ............... 2,352 2,349
Series 2021-1, Class C, 0.91%, 3/15/27, Callable 5/15/26 @ 100(a) ............... 1,390 1,362
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 8/15/26 @ 100(a) ............... 2,430 2,285
Series 2021-3, Class B, 0.95%, 7/15/27, Callable 9/15/26 @ 100(a) ............... 2,726 2,695
Series 2022-2, Class B, 4.76%, 5/17/27(a) ................................. 2,000 1,987
Ford Credit Auto Lease Trust ..............................................
Series 2022-A, Class B, 3.81%, 8/15/25, Callable 10/15/24 @ 100 ................ 742 742
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 9/15/25 @ 100 ................ 720 721
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 2/15/26 @ 100 ................. 1,571 1,598
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 2,667 2,619
Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,912
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,912
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 850 790
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 828
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 3,000 3,027
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 7,400 7,504
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class B, 1.31%, 7/15/27, Callable 3/15/25 @ 100(a) ............... 1,879 1,866
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 3/15/25 @ 100(a) .............. 750 735
Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 9/15/25 @ 100(a) ............. 299 298
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 9/15/25 @ 100(a) ............... 2,000 1,971
Series 2022-2, Class B, 5.19%, 10/15/27, Callable 1/15/26 @ 100(a) .............. 2,500 2,485
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 10/15/26 @ 100(a) .............. 1,253 1,244
Series 2023-1, Class C, 5.72%, 8/15/28, Callable 10/15/26 @ 100(a) .............. 2,000 1,990
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 6/15/27 @ 100(a) ............... 714 709
Series 2024-1, Class C, 5.77%, 11/15/29, Callable 6/15/27 @ 100(a) .............. 1,000 993
Series 2024-1, Class D, 6.83%, 3/15/30, Callable 6/15/27 @ 100(a) ............... 1,000 1,004
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 7/15/28 @ 100(a) ............ 3,000 3,073
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 7/15/28 @ 100(a) .............. 1,660 1,701
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 7/15/28 @ 100(a) .............. 998 1,027
GLS Auto Receivables Issuer Trust ..........................................
Series 2020-2A, Class C, 4.57%, 4/15/26, Callable 12/15/24 @ 100(a) ............. 60 60
Series 2020-2A, Class D, 7.48%, 4/15/27, Callable 12/15/24 @ 100(a) ............. 1,560 1,568
Series 2021-2A, Class C, 1.08%, 6/15/26, Callable 2/15/26 @ 100(a) .............. 237 236
Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 4/15/26 @ 100(a) .............. 1,482 1,466
Series 2022-2A, Class B, 4.70%, 9/15/26(a) ................................ 1,151 1,149
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 6/15/27 @ 100(a) .............. 1,750 1,781
Series 2024-2A, Class B, 5.77%, 11/15/28(a) ............................... 1,333 1,346
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 2,000 2,174
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 10/15/28 @ 100(a) ............. 875 878
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 10/15/28 @ 100(a) ............. 1,000 1,010
Series 2024-2A, Class C, 5.93%, 6/17/30, Callable 11/15/29 @ 100(a) ............. 2,000 2,035
GM Financial Automobile Leasing Trust ......................................
Series 2022-2, Class B, 4.02%, 5/20/26, Callable 9/20/24 @ 100 ................. 1,250 1,246
Series 2023-2, Class B, 5.54%, 5/20/27, Callable 11/20/25 @ 100 ................ 833 836
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A, Class B, 5.33%, 3/15/29(a) ................................ 2,000 2,019
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 1,409 1,430
GreenState Auto Receivables Trust ..........................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 12/15/27 @ 100(a) ............ $ 4,500 $ 4,531
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 12/15/27 @ 100(a) ............. 1,200 1,209
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 12/15/27 @ 100(a) ............. 1,929 1,944
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 12/15/27 @ 100(a) ............. 1,641 1,653
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 2/15/27 @ 100(a) .............. 1,000 999
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 2/15/27 @ 100(a) .............. 4,000 4,007
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 2/15/27 @ 100(a) ............... 3,000 3,009
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 2/15/27 @ 100(a) .............. 2,625 2,642
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 4,250 4,129
Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 4,175 4,050
Series 2023-1A, Class B, 6.22%, 6/25/27(a) ................................ 1,000 1,002
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 4,000 4,006
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............. 3,750 3,716
JPMorgan Chase Bank NA ................................................
Series 2021-1, Class B, 0.88%, 9/25/28, Callable 6/25/25 @ 100(a) ............... 32 32
Series 2021-1, Class C, 1.02%, 9/25/28, Callable 6/25/25 @ 100(a) ............... 12 12
Series 2021-1, Class D, 1.17%, 9/25/28, Callable 6/25/25 @ 100(a) ............... 16 16
Series 2021-2, Class B, 0.89%, 12/26/28, Callable 11/25/25 @ 100(a) ............. 113 112
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 11/25/25 @ 100(a) ............. 58 57
Series 2021-2, Class E, 2.28%, 12/26/28, Callable 11/25/25 @ 100(a) ............. 31 30
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 404 396
Series 2021-3, Class D, 1.01%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 553 542
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 34 33
Series 2021-3, Class F, 3.69%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 1,150 1,131
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 12/15/25 @ 100(a) ............. 34 34
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 12/15/25 @ 100(a) ............ 5,600 5,554
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 5,000 4,869
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 7/15/26 @ 100(a) .............. 531 530
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 7/15/26 @ 100(a) .............. 1,600 1,603
Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 7/15/26 @ 100(a) .............. 2,000 2,038
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 6/15/27 @ 100(a) .............. 1,200 1,204
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 6/15/27 @ 100(a) ............. 2,000 2,019
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @ 100(a) .............. 1,811 1,869
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 8/15/27 @ 100(a) .............. 1,400 1,419
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 9/15/27 @ 100(a) ............. 1,820 1,880
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 1/15/28 @ 100(a) .............. 614 620
Lobel Automobile Receivables Trust .........................................
Series 2023-1, Class A, 6.97%, 7/15/26, Callable 4/15/26 @ 100(a) ............... 1,069 1,070
Series 2023-2, Class A, 7.59%, 4/16/29, Callable 6/15/26 @ 100(a) ............... 1,042 1,050
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 3,497 3,527
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 4,000 4,086
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 2,000 2,020
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 2,638 2,676
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 8/20/27 @ 100(a) .............. 4,107 4,187
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 3,800 3,896
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 2,000 2,020
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 650 656
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 950 958
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 828 835
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 6/15/27 @ 100(a) ............. 1,690 1,738
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @ 100(a) ............. 2,775 2,863
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 2,000 2,078
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 2,250 2,341
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 1/15/28 @ 100(a) ............. 4,500 4,724
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 5,584 5,427

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Oscar US Funding XIII LLC ...............................................
Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 6/10/25 @ 100(a) ............. $ 192 $ 192
Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @ 100(a) ............. 8,100 7,877
Oscar US Funding XIV LLC ...............................................
Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 4/10/26 @ 100(a) ............. 1,250 1,238
Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @ 100(a) ............. 1,400 1,352
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 1,000 991
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 2,299 2,275
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 1,833 1,820
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 4/15/26 @ 100(a) ............... 1,412 1,418
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 4/15/27 @ 100(a) .............. 2,000 1,999
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 12/15/27 @ 100(a) ............. 4,000 4,118
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 706 703
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 883 884
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 2/15/26 @ 100(a) ............... 835 867
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 267 266
Series 2022-B, Class D, 6.79%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 289 289
Series 2022-B, Class E, 8.68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 267 268
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 1/15/27 @ 100(a) .............. 592 593
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 1/15/27 @ 100(a) .............. 1,604 1,610
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 1/15/27 @ 100(a) .............. 2,007 2,024
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 1/15/27 @ 100(a) ............. 593 606
Series 2023-A, Class B, 6.49%, 6/15/33, Callable 8/15/27 @ 100(a) ............... 850 853
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 8/15/27 @ 100(a) ............... 846 850
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 8/15/27 @ 100(a) ............... 1,984 1,994
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 7/15/27 @ 100(a) .............. 875 878
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 7/15/27 @ 100(a) .............. 3,975 4,002
Series 2024-A, Class D, 6.11%, 6/15/32, Callable 4/15/28 @ 100(a) ............... 2,000 2,009
Series 2024-A, Class E, 7.76%, 6/15/32, Callable 4/15/28 @ 100(a) ............... 2,000 2,005
Santander Bank NA .....................................................
Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 10/15/25 @ 100(a) ............ 328 325
Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 10/15/25 @ 100(a) ............ 60 60
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 8/15/25 @ 100(a) ............................................ 1,000 989
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 1/15/28 @ 100(a) ............. 2,700 2,758
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 1/15/28 @ 100(a) ............. 2,000 2,059
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 1/15/28 @ 100(a) .............. 5,635 5,834
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 1/15/28 @ 100(a) ............. 2,730 2,825
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 9/15/28 @ 100(a) .............. 1,990 2,001
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 9/15/28 @ 100(a) ............. 2,000 2,007
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 2,709 2,773
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,260 1,277
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 1,500 1,523
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 11/20/27 @ 100(a) ............. 1,857 1,888
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 3,450 3,477
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 10/20/25 @ 100(a) .............. 2,025 2,051
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 6/20/26 @ 100(a) ............. 1,000 1,007
Series 2024-A, Class B, 5.55%, 5/22/28, Callable 6/20/26 @ 100(a) ............... 1,000 999
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 9/20/27 @ 100(a) .............. 1,500 1,519
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 9/20/27 @ 100(a) ............... 1,950 1,987
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 3,000 2,997
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 11/25/26 @ 100(a) ....... 4,914 4,960
UNIFY Auto Receivables Trust .............................................
Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 3/15/25 @ 100(a) ............. 940 936
Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 3/15/25 @ 100(a) ............. 3,000 2,952

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 1/10/27 @ 100(a) ............... $ 4,000 $ 4,000
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 6/10/27 @ 100(a) ............... 2,500 2,514
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 7/15/27 @ 100(a) ............. 2,320 2,327
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 7/15/27 @ 100(a) ............ 2,000 2,023
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 2,133 2,166
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100(a) .............. 2,500 2,554
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27(a) ............................... 500 506
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 7/15/28 @ 100(a) ............... 3,000 3,069
Series 2024-A, Class A3, 5.62%, 12/15/28(a) ............................... 1,250 1,255
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 7/15/29 @ 100(a) ............... 750 749
Series 2024-A, Class C, 6.44%, 7/15/30, Callable 7/15/29 @ 100(a) ............... 1,000 1,011
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 10/15/25 @ 100(a) ............. 1,000 968
Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 5/15/26 @ 100(a) .............. 800 797
Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 5/15/26 @ 100(a) .............. 1,429 1,417
Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 7/15/26 @ 100(a) ............. 2,000 2,013
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 11/15/26 @ 100(a) ............. 1,000 998
Series 2023-P1, Class C, 6.44%, 6/15/27, Callable 6/15/26 @ 100(a) .............. 1,200 1,214
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100(a) ............. 351 349
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 988 990
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,345 1,347
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 3,333 3,357
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 2,769 2,858
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,644 3,800
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 2,625 2,637
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4, 3.34%, 6/15/27 379 379
World Omni Select Auto Trust ..............................................
Series 2021-A, Class D, 1.44%, 11/15/27, Callable 11/15/25 @ 100 ............... 4,250 4,052
Series 2023-A, Class C, 6.00%, 1/16/29, Callable 1/15/27 @ 100 ................. 2,750 2,780
521,547
ABS Card (1.5%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 2,000 2,071
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 1,890 1,895
Evergreen Credit Card Trust ...............................................
Series 2021-1, Class A, 0.90%, 10/15/26(a) ................................ 3,500 3,467
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 3,750 3,760
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 2,285 2,293
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,118 2,129
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,646
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 2,200 2,199
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 821 827
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 953 961
Series 2023-3A, Class C, 7.08%, 10/21/30(a) ............................... 1,500 1,545
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 919 920
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 1,680 1,683
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @
100 ............................................................. 880 868
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000 1,003
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,500 1,517
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,033 3,062
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 1,000 1,001
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 1,120 1,121
36,968
ABS Other (10.9%):
AFG ABS I LLC .......................................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 3/15/27 @ 100(a) .............. $ 311 $ 312
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 3/15/27 @ 100(a) ............... 1,667 1,682
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 5,500 5,127
AMSR Trust ..........................................................
Series 2021-SFR1, Class A, 1.95%, 6/17/38(a)(b) ............................ 2,000 1,787
Series 2021-SFR1, Class B, 2.15%, 6/17/38(a)(b) ............................ 2,000 1,785
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(b) ............................ 1,200 1,066
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 12/20/24 @ 100(a) ............. 781 777
Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 12/20/24 @ 100(a) ............. 1,000 986
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 580 570
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 4,162 4,033
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a) ............. 751 750
Series 2022-2A, Class B, 5.65%, 10/20/28, Callable 6/20/26 @ 100(a) ............. 2,000 2,014
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750 765
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 1,966 2,024
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 500 525
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 1,912 1,928
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 2,722 2,750
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 1,000 1,007
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 1,000 1,007
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100(a) ............. 2,089 2,061
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 10/15/24 @ 100(a) ............. 2,000 1,912
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 3,000 3,041
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,239 1,273
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 1,200 1,248
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 1,000 1,050
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 3/15/29 @ 100(a) ............. 2,000 2,024
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 614 629
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 750 773
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 3,000 3,103
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 1/15/27 @
100(a) ........................................................... 1,197 1,207
Capital Automotive REIT, Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @
100(a) ........................................................... 695 698
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 1/20/29
@ 100(a) ......................................................... 2,800 2,816
CARS-DB4 LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 8/15/24 @ 100(a) ..... 3,851 3,780
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100(a) ..... 1,858 1,712
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 2,900 2,971
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 1,487 1,444
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 2,010 2,043
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 7/14/26 @ 100(a) ............... 3,556 3,632
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 8/14/27 @ 100(a) ............... 2,250 2,331
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 8/14/27 @ 100(a) ............... 1,300 1,352
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 8/15/24 @
100(a) ........................................................... 2,827 2,609
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 12/15/26 @ 100 .. 850 833
Conn's Receivables Funding LLC ...........................................
Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24 @ 100(a) ............. 1,227 1,161
Series 2024-A, Class A, 7.05%, 1/16/29, Callable 10/15/25 @ 100(a) .............. 2,553 2,554
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 1,779 1,778

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... $ 2,143 $ 2,170
Crossroads Asset Trust ...................................................
Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 7/20/28 @ 100(a) .............. 2,000 2,009
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 7/20/28 @ 100(a) ............... 2,518 2,557
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 7/20/28 @ 100(a) ............... 1,500 1,501
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 2,790 2,646
Dell Equipment Finance Trust ..............................................
Series 2022-1, Class B, 2.72%, 8/23/27, Callable 8/22/24 @ 100(a) ............... 1,550 1,547
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 1,818 1,841
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,100 1,110
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 2,283 2,317
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 1,060 1,080
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,350 1,366
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 1,364 1,380
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 2/15/26 @ 100(a) ............... 5,000 4,877
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 12/15/26 @ 100(a) ............. 778 781
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 12/15/26 @ 100(a) .............. 5,430 5,567
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 3,000 3,064
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 1,666 1,693
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,333 3,046
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,746
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 3,273 2,858
Diamond Resorts Owner Trust .............................................
Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 9/20/25 @ 100(a) ............. 729 699
Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 9/20/25 @ 100(a) ............. 420 404
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 12/20/27 @ 100(a) ..... 2,000 2,026
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 12/20/28 @ 100(a) ............ 1,000 1,015
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 12/20/28 @ 100(a) ............ 1,290 1,318
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 3/20/27 @ 100(a) ............. 2,000 2,003
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ............. 1,143 1,154
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 7/20/25 @ 100(a) ....... 3,000 2,981
FirstKey Homes Trust ....................................................
Series 2021-SFR1, Class B, 1.79%, 8/17/38(a)(b) ............................ 3,000 2,789
Series 2021-SFR1, Class C, 1.89%, 8/17/38(a)(b) ............................ 3,000 2,783
Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............................ 2,308 2,131
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000 935
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,750 1,632
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 5,000 4,672
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 1,597 1,605
Frontier Issuer LLC, Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) .... 1,867 1,983
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38(a)(b) ......................... 1,500 1,391
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 654 693
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 1,200 1,296
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 800 822
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 1,500 1,505
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,484
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 650 656
Series 2024-2, Class B, 5.23%, 5/15/31, Callable 10/15/28 @ 100(a) .............. 1,000 1,006
HPEFS Equipment Trust ..................................................
Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 10/20/24 @ 100(a) ............. 2,679 2,655
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 12/20/25 @ 100(a) ............. 1,200 1,192
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) .............. 735 738
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 11/20/26 @ 100(a) ............. 1,500 1,542
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 3,638 3,682
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 2,143 2,178
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 1/15/28 @ 100 . 1,100 1,120

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ $ 1,573 $ 1,544
Series 2023-2A, Class A4, 5.23%, 6/15/28, Callable 5/15/27 @ 100(a) ............. 1,500 1,516
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 1,300 1,317
M&T Equipment LEAF Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @
100(a) ........................................................... 2,596 2,614
MMAF Equipment Finance LLC ............................................
Series 2020-BA, Class A5, 0.85%, 4/14/42, Callable 6/14/25 @ 100(a) ............. 5,000 4,809
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,877
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 1,597 1,570
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 1,000 1,015
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,500 1,531
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 8/13/30 @ 100(a) .............. 1,100 1,117
MVW LLC ...........................................................
Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 12/20/26 @ 100(a) ........... 607 571
Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 12/20/26 @ 100(a) ........... 635 597
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 8/20/24 @ 100(a) ... 1,767 1,765
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 4,516 4,089
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 1,466 1,282
NMEF Funding LLC ....................................................
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 8/15/26 @ 100(a) .............. 458 459
Series 2022-B, Class B, 7.12%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 1,000 1,008
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 8/15/27 @ 100(a) ............... 1,500 1,548
NP SPE II LLC ........................................................
Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 8/20/24 @ 100(a) ............ 1,045 1,007
Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 8/19/24 @ 100(a) ............ 2,261 2,172
Pawnee Equipment Receivables LLC .........................................
Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100(a) .............. 221 219
Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100(a) ............... 1,637 1,602
Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 6/15/26 @ 100(a) .............. 716 715
Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a) ............... 2,375 2,375
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 2/20/28 @ 100(a) ............ 2,500 2,525
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 2/20/28 @ 100(a) ............. 2,500 2,535
Post Road Equipment Finance, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable 4/15/26 @
100(a) ........................................................... 1,000 993
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,254 1,259
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,994 2,009
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 500 502
Progress Residential Trust .................................................
Series 2021-SFR2, Class B, 1.80%, 4/19/38(a)(b) ............................ 6,850 6,448
Series 2021-SFR4, Class B, 1.81%, 5/17/38(a)(b) ............................ 4,500 4,224
Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)(b) ............................ 2,400 2,235
Series 2021-SFR5, Class C, 1.81%, 7/17/38(a)(b) ............................ 1,500 1,397
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a)(b) .......... 2,813 2,619
SCF Equipment Leasing LLC ..............................................
Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 2/20/25 @ 100(a) .............. 319 318
Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 2/20/25 @ 100(a) .............. 2,900 2,859
Series 2021-1A, Class B, 1.37%, 8/20/29, Callable 1/20/26 @ 100(a) .............. 500 485
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 1/20/26 @ 100(a) .............. 616 581
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100(a) .............. 429 440
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100(a) .............. 785 812
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100(a) ............. 1,319 1,322
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 857 898
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 4,863 5,205
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 8/20/36,
Callable 8/20/24 @ 100(a) ............................................ 1,196 1,194
Tricon Residential Trust, Series 2022-SFR1, Class B, 4.20%, 4/17/39(a)(b) .............. 1,000 970
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 8/17/24 @
100(a) ........................................................... 813 781

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 8/15/24
@ 100(a) ......................................................... $ 6,500 $ 6,214
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,000 945
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 909 922
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167 171
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 1,703 1,720
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 2,000 2,042
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 749 776
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 10/12/28 @ 100(a) ........... 1,700 1,712
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 525 535
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 437 452
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 10/12/28 @ 100(a) ............ 388 398
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 2,000 2,021
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 833 849
278,863
Agency ABS Other (0.0%):(c)
Nelnet Student Loan Trust, Series 2005-3, Class B, 5.89% (SOFR90A+54bps), 9/22/37,
Callable 9/22/24 @ 100(d) ............................................ 1,048 1,025
Total Asset-Backed Securities (Cost $837,713)
a
a
a
838,403
Collateralized Loan Obligations (0.3%)
Cash Flow CLO (0.3%):
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.58% (TSFR3M+230bps), 4/20/35,
Callable 10/20/24 @ 100(a)(d) ......................................... 2,000 2,014
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/25 @
100(a) ........................................................... 1,000 990
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 6.99% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(d) ...................................... 1,000 1,001
Race Point X CLO Ltd., Series 2016-10A, Class A1R, 6.65% (TSFR3M+136bps), 7/25/31,
Callable 10/25/24 @ 100(a)(d) ......................................... 2,433 2,435
6,440
Total Collateralized Loan Obligations (Cost $6,427)
a
a
a
6,440
Collateralized Mortgage Obligations (4.8%)
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 2,667 2,692
Federal National Mortgage Association .......................................
Series 2012-104, Class HC, 1.25%, 9/25/27 ................................ 284 273
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,601 1,607
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,887 1,901
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,807 1,821
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,929 1,922
10,216
Commercial MBS (4.4%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(e) ................ 2,000 1,866
BBCMS Mortgage Trust, Series 2020-BID, Class C, 9.08% (TSFR1M+375bps), 10/15/37(a)
(b)(d) ........................................................... 2,000 1,980
BPR Trust ............................................................
Series 2021-TY, Class A, 6.49% (TSFR1M+116bps), 9/15/38(a)(b)(d) ............. 3,731 3,699
Series 2021-TY, Class B, 6.59% (TSFR1M+126bps), 9/15/38(a)(b)(d) ............. 750 738
Series 2021-TY, Class C, 7.14% (TSFR1M+181bps), 9/15/38(a)(b)(d) ............. 2,712 2,662
Series 2021-TY, Class D, 7.79% (TSFR1M+246bps), 9/15/38(a)(b)(d) ............. 1,313 1,288
Series 2022-OANA, Class B, 7.78% (TSFR1M+245bps), 4/15/37(a)(b)(d) .......... 3,000 2,993

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-STAR, Class A, 8.56% (TSFR1M+323bps), 8/15/39(a)(b)(d) ........... $ 4,000 $ 3,992
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.39% (TSFR1M+106bps),
9/15/36(a)(b)(d) .................................................... 2,500 2,456
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ........................ 2,750 2,550
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 8/15/24 @ 100(b)(e) ........ 10,719 72
Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(b)(e) ........ 14,610 14,630
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(e) ........... 6,550 6,383
Series 2015-PC1, Class B, 4.28%, 7/10/50, Callable 6/10/25 @ 100(e) ............. 3,366 3,261
Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100(a)(b) ......... 5,620 5,487
Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @ 100(a)(b) .......... 5,000 4,879
Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a)(b) .......... 6,875 6,707
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 7.07% (TSFR1M+174bps), 4/15/37(a)(b)
(d) ............................................................. 2,000 1,993
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) ........................... 11,481 9,498
Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable 2/10/25 @ 100(a)(b) ......... 2,000 1,943
Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(b)(e) .......................... 2,400 2,357
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 11,824 11,568
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100(a)(b) ....................................................... 3,000 2,833
Life Mortgage Trust, Series 2021-BMR, Class B, 6.32% (TSFR1M+99bps), 3/15/38(a)(b)(d) . 2,949 2,881
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(e) ...... 1,500 1,345
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.74% (TSFR1M+141bps),
12/15/36(a)(b)(d) ................................................... 3,846 2,423
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 2,357 2,336
SREIT Trust, Series 2021-MFP2, Class C, 6.81% (TSFR1M+149bps), 11/15/36(a)(b)(d) .... 2,000 1,958
TTAN ...............................................................
Series 2021-MHC, Class B, 6.54% (TSFR1M+121bps), 3/15/38(a)(b)(d) ........... 1,720 1,700
Series 2021-MHC, Class C, 6.79% (TSFR1M+146bps), 3/15/38(a)(b)(d) ........... 2,315 2,282
Series 2021-MHC, Class D, 7.19% (TSFR1M+186bps), 3/15/38(a)(b)(d) ........... 974 959
111,719
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 3/25/25 @ 100(a)
(e) ............................................................. 516 462
Total Collateralized Mortgage Obligations (Cost $128,263)
a
a
a
122,397
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 11.89% (TSFR3M+663bps), 10/30/40(d) ..................... 200,000 5,834
Total Preferred Stocks (Cost $5,470)
a
a
a
5,834
Principal Amount
(000)
Senior Secured Loans (0.0%)(c)
Consumer Discretionary (0.0%):(c)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.03%
(SOFR03M+375bps), 10/20/27(d) ....................................... 598 611
Total Senior Secured Loans (Cost $609)
a
a
a
611
Corporate Bonds (33.1%)
Communication Services (0.4%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 2,000 2,043
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100(f) ...................... 1,750 1,644
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 9/9/24 @ 100(a) ....................................... 1,940 1,933

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
T-Mobile US, Inc., 4.75%, 2/1/28, Callable 8/19/24 @ 101.58 ....................... $ 2,641 $ 2,631
Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 ................. 3,000 2,857
11,108
Consumer Discretionary (1.9%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(f) ................... 2,500 2,516
Association of American Medical Colleges
2.27%, 10/1/25 .................................................... 4,145 3,942
2.39%, 10/1/26 .................................................... 4,275 3,954
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 2,000 2,031
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000 2,006
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 2,000 2,017
Duke University Health System, Inc., 2.26%, 6/1/26 .............................. 700 664
General Motors Financial Co., Inc., 5.35%, 7/15/27 .............................. 2,000 2,021
Howard University, 2.42%, 10/1/24 .......................................... 1,350 1,342
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 1,000 1,023
Mattel, Inc., 3.75%, 4/1/29, Callable 8/19/24 @ 101.88(a) .......................... 2,000 1,878
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 2/9/26 @ 100(a) .................................. 4,216 3,978
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 3,296 3,050
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100 ............................. 8,450 8,350
Tapestry, Inc.
7.00%, 11/27/26 .................................................... 2,000 2,068
7.35%, 11/27/28, Callable 10/27/28 @ 100 ................................. 1,500 1,574
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,875 1,894
Volkswagen Group of America Finance LLC
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 2,000 2,096
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 2,000 2,023
48,427
Consumer Staples (0.9%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 4,000 4,175
Campbell Soup Co., 5.20%, 3/19/27 ......................................... 2,000 2,028
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 2,000 2,045
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 3,000 3,048
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 5,000 5,036
5.25%, 9/7/28, Callable 8/7/28 @ 100 .................................... 3,000 3,062
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000 2,609
The J.M. Smucker Co., 5.90%, 11/15/28, Callable 10/15/28 @ 100(f) .................. 2,000 2,093
24,096
Energy (2.3%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 9/9/24 @ 103.81(a) .................. 1,500 1,551
Apache Corp., 7.75%, 12/15/29 ............................................. 2,250 2,489
Buckeye Partners LP, 4.35%, 10/15/24, Callable 9/9/24 @ 100 ....................... 621 619
Devon Energy Corp., 5.25%, 10/15/27, Callable 8/19/24 @ 101.75 ................... 13,330 13,387
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 9/9/24 @
101.92(a) ......................................................... 7,609 7,681
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(g) ..................... 2,567 2,553
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(d)(g) ...................... 333 331
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(d)(g) ...................... 2,300 2,292
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 1,171 1,132
HF Sinclair Corp., 6.38%, 4/15/27, Callable 8/19/24 @ 103.19(a) .................... 2,200 2,223
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 4/15/25 @ 103(a) ...... 1,333 1,305
Murphy Oil Corp., 5.88%, 12/1/27, Callable 8/23/24 @ 101.96 ...................... 3,208 3,207
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 9/9/24 @ 101.03(a) ... 8,699 8,383
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27,
Callable 9/9/24 @ 101.63 ............................................. 7,772 7,857
Viper Energy, Inc., 5.38%, 11/1/27, Callable 8/23/24 @ 101.79(a) .................... 5,350 5,268
60,278

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Financials (16.5%):
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100 ................................. $ 3,750 $ 3,757
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(d) .................... 4,611 4,848
American Express Co., 5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(d) ........ 4,000 4,022
Antares Holdings LP, 8.50%, 5/18/25, Callable 4/18/25 @ 100(a) ..................... 2,515 2,548
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 5,000 4,893
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/23/24 @ 100.73(a) .................. 8,245 8,041
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 7,059 7,129
Bank of America Corp.
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(d)(g) ...................... 2,000 1,995
6.50% (TSFR3M+444bps), Callable 10/23/24 @ 100(d)(f)(g) ................... 1,265 1,264
Blackstone Private Credit Fund
1.75%, 9/15/24 .................................................... 3,500 3,478
2.35%, 11/22/24 .................................................... 5,000 4,941
4.70%, 3/24/25 .................................................... 2,000 1,982
7.05%, 9/29/25 .................................................... 2,500 2,536
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 3,808 3,535
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 6,500 6,480
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 2,677 2,796
Cadence Bank, 4.13% (US0003M+247bps), 11/20/29, Callable 11/20/24 @ 100(d) ........ 9,196 9,019
Capital One Financial Corp.
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(d) ...................... 2,000 2,020
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(d) ...................... 1,000 1,037
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,000 947
Citigroup, Inc., 9.01% (TSFR3M+368bps), Callable 8/15/24 @ 100(d)(g) .............. 5,948 5,951
Citizens Bank NA
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(d) .................. 6,640 6,618
4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(d) ...................... 1,000 980
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(d)(g) .... 1,850 1,817
CNO Global Funding, 5.88%, 6/4/27(a) ....................................... 2,000 2,032
DAE Funding LLC, 1.55%, 8/1/24(a) ........................................ 3,250 3,250
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 4,000 4,072
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(d) ........ 4,235 4,070
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 811 783
EverBank Financial Corp., 10.30% (TSFR3M+497bps), 3/15/26, Callable 9/9/24 @ 100(d) .. 5,718 5,726
F&G Global Funding
5.15%, 7/7/25(a) ................................................... 2,000 1,992
5.88%, 6/10/27(a) .................................................. 2,000 2,019
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(d)(g) ........... 7,793 7,563
First American Financial Corp., 4.60%, 11/15/24 ................................ 6,000 5,976
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(d) 10,871 10,437
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 9,000 8,758
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(f) ........................ 900 883
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @
100(d) ........................................................... 1,000 979
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 3,000 2,925
4.95%, 5/28/27, Callable 4/28/27 @ 100 .................................. 1,000 987
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 2,000 1,793
FS KKR Capital Corp.
1.65%, 10/12/24 .................................................... 2,119 2,099
4.25%, 2/14/25, Callable 1/14/25 @ 100(a) ................................ 5,600 5,538
3.40%, 1/15/26, Callable 12/15/25 @ 100 ................................. 4,000 3,849
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(d) .... 9,318 7,987
GA Global Funding Trust, 1.63%, 1/15/26(a) ................................... 2,500 2,373
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 5,000 4,721
5.34%, 4/4/27(a) ................................................... 3,000 3,028
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100 .................... 3,000 2,961
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a)(f) ........ 1,500 1,425
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 10,000 9,746

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100 .................................. $ 5,000 $ 4,763
5.75% (TSFR3M+568bps), 5/15/30, Callable 5/15/25 @ 100(d) .................. 5,000 4,671
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ 5,000 5,374
HSB Group, Inc., 6.47% (TSFR3M+117bps), 7/15/27, Callable 9/9/24 @ 100(d) .......... 2,750 2,613
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(d)(g) .... 750 690
Hyundai Capital America, Inc.
5.68%, 6/26/28, Callable 5/26/28 @ 100(a) ................................ 2,000 2,048
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 5,000 5,062
Kemper Corp.
4.35%, 2/15/25, Callable 11/15/24 @ 100 .................................. 2,684 2,661
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 2,020 1,692
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 6,501 5,692
KeyCorp., 6.62% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(d) ........... 6,715 6,724
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 700 708
Luther Burbank Corp., 6.50%, 9/30/24, Callable 9/9/24 @ 100(a) .................... 2,500 2,483
M&T Bank Corp.
9.19% (TSFR3M+387bps), Callable 8/15/24 @ 100(d)(g) ...................... 802 803
5.75%, 10/1/24 .................................................... 8,120 8,061
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 3,500 3,310
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 3,000 2,970
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(d)(g) ............ 2,650 2,632
Mobr-04 LLC (LOC - Compass Bank), 6.43%, 9/1/24(h) ........................... 2,750 2,750
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(d) ..... 3,500 3,513
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 9/9/24 @
101.67(f) ......................................................... 10,901 8,946
New York Community Bancorp, Inc., 8.27% (TSFR3M+304bps), 11/6/28, Callable 11/6/24 @
100(d) ........................................................... 2,242 2,023
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 4,000 4,048
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 3,000 3,029
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 2,000 2,030
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a) ....................... 3,898 3,946
Radian Group, Inc.
4.50%, 10/1/24, Callable 9/27/24 @ 100 .................................. 6,349 6,331
6.20%, 5/15/29, Callable 4/15/29 @ 100 .................................. 3,000 3,093
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(d)(g) ........ 9,786 9,690
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 7,210 6,265
Signature Bank, 4.13% (US0003M+256bps), 11/1/29, Callable 11/1/24 @ 100(d)(i) ....... 2,000 1,138
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 1,622 1,545
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 5,000 4,245
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 3,000 2,990
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. 2,000 1,986
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 2,816 2,674
5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(d) ................. 1,000 1,006
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 4,000 3,950
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(d) .................... 6,188 6,036
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(d) . 6,000 5,572
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,530 1,482
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(d)(g) ...................... 7,500 7,382
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100(d) .................... 2,000 2,023
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(d)(g) ....... 10,936 10,834
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(d) 13,590 13,257
Toyota Motor Credit Corp., 5.25%, 9/11/28 .................................... 2,000 2,053
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(d)(g) ....................... 9,000 8,810
2.50%, 8/1/24, MTN ................................................ 578 578
4.25%, 9/30/24 .................................................... 1,955 1,945
U.S. Bancorp
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 4,250 4,120
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 4,500 4,628

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... $ 3,000 $ 3,176
Webster Financial Corp., 4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(d) . 8,750 7,850
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(d)(g) ............ 4,400 4,199
422,706
Health Care (1.0%):
Blue Cross and Blue Shield of Minnesota, 3.79%, 5/1/25, Callable 2/1/25 @ 100(a) ....... 5,720 5,634
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 2,731 2,438
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 2,000 2,040
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 6/1/25, Callable 5/1/25 @ 100(a) .................................. 2,450 2,372
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 3,000 3,044
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 2,504 2,166
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 3,448 3,500
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100(a) ................................ 2,000 2,019
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 3,000 3,037
26,250
Industrials (3.2%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 3,000 3,040
American Airlines Pass Through Trust, 4.00%, 9/22/27 ............................ 1,397 1,319
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 2,000 2,031
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a) ............. 7,495 7,474
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 2,000 2,023
Concentrix Corp.
6.65%, 8/2/26, Callable 7/2/26 @ 100 .................................... 2,000 2,046
6.60%, 8/2/28, Callable 7/2/28 @ 100 .................................... 4,000 4,123
Continental Airlines Pass Through Trust, 4.00%, 10/29/24(f) ........................ 7,590 7,541
Daimler Truck Finance North America LLC, 3.50%, 4/7/25(a) ....................... 3,000 2,960
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 3,804 3,501
GXO Logistics, Inc., 6.25%, 5/6/29, Callable 4/6/29 @ 100 ......................... 3,000 3,108
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 3,300 3,352
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 3,000 2,978
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 1,905 1,948
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 9/9/24 @ 101.63(a) ........................................... 6,000 6,053
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a) ......... 2,478 2,452
Otis Worldwide Corp., 5.25%, 8/16/28, Callable 7/16/28 @ 100 ...................... 3,000 3,059
Owens Corning, 5.50%, 6/15/27, Callable 5/15/27 @ 100 .......................... 2,000 2,038
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 3,000 3,049
RXO, Inc., 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 1,100 1,135
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 3,000 3,046
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 3,000 3,064
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 8/19/24 @ 100 ................. 2,000 2,000
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 465 459
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 5,095 4,978
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 2,289 2,315
81,092
Information Technology (0.4%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 4,000 4,054
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100 ..................... 5,000 4,705
VMware LLC, 1.00%, 8/15/24 ............................................. 700 698
9,457
Materials (1.1%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 5,000 4,871
Berry Global, Inc., 4.88%, 7/15/26, Callable 9/9/24 @ 100(a) ....................... 3,226 3,187
Celanese US Holdings LLC
1.40%, 8/5/26, Callable 7/5/26 @ 100 .................................... 2,000 1,858
6.17%, 7/15/27, Callable 6/15/27 @ 100 .................................. 2,000 2,055
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 9/9/24 @ 101.46 ................... 11,000 10,750

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Nucor Corp., 3.95%, 5/23/25 ............................................... $ 2,000 $ 1,980
Solvay Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ................ 2,000 2,049
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 9/9/24 @ 100.83 .................... 1,000 998
27,748
Real Estate (3.7%):
Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100 ...................... 3,500 3,641
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100 ........................ 2,000 1,995
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 4,033 3,943
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 1,700 1,677
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 2,531 2,455
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 1,149 1,029
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 3,000 3,125
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 4,000 4,059
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100 ........... 857 853
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100 ................. 896 865
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 950 905
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,534 1,440
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 1,500 1,609
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100 .......................... 3,833 3,779
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 2,699 2,625
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 3,894 3,797
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 ................... 5,000 4,945
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 2,000 2,103
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 2,000 2,035
Nationwide Health Properties, Inc., 6.90%, 10/1/37, MTN .......................... 2,950 3,157
NNN REIT, Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100 .......................... 2,000 1,754
Realty Income Corp., 5.05%, 1/13/26, Callable 8/19/24 @ 100 ...................... 2,000 2,000
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24, Callable 9/15/24 @ 100 ................................. 2,500 2,479
6.75%, 10/15/28, Callable 9/15/28 @ 100 ................................. 4,649 4,884
SBA Tower Trust
2.84%, 1/15/25, Callable 9/9/24 @ 100(a) ................................. 9,423 9,291
1.88%, 1/15/26, Callable 1/15/25 @ 100(a) ................................ 3,500 3,332
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 842 863
SITE Centers Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100 ........................ 2,250 2,226
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 3,000 3,118
UDR, Inc.
2.95%, 9/1/26, Callable 6/1/26 @ 100, MTN ............................... 1,580 1,512
3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ............................... 4,620 4,438
3.20%, 1/15/30, Callable 10/15/29 @ 100 ................................. 1,178 1,084
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 8/19/24 @ 100(a) ....... 4,136 4,083
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 8/23/24 @
100(a) ........................................................... 4,808 4,787
95,888
Utilities (1.7%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000 2,044
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 2,000 2,028
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 3,000 3,100
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 2,000 2,039
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 2,843 2,622
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 3,000 3,014
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 2,000 2,002
Florida Power & Light Co.
5.05%, 4/1/28, Callable 3/1/28 @ 100 .................................... 3,000 3,053
4.40%, 5/15/28, Callable 3/15/28 @ 100 .................................. 2,800 2,788
National Fuel Gas Co.
5.50%, 1/15/26, Callable 12/15/25 @ 100 ................................. 5,000 5,012
5.50%, 10/1/26 .................................................... 2,750 2,772

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
NiSource, Inc., 5.20%, 7/1/29, Callable 6/1/29 @ 100 ............................. $ 2,000 $ 2,029
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 3,000 3,050
The Southern Co., 4.48%, 8/1/24 ............................................ 4,419 4,419
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 3,000 3,048
43,020
Total Corporate Bonds (Cost $851,598)
a
a
a
850,070
Yankee Dollars (6.7%)
Consumer Discretionary (0.1%):
Flutter Treasury Designated Activity Co., 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .... 750 762
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 2,087 2,063
2,825
Consumer Staples (0.3%):
BAT International Finance PLC
4.45%, 3/16/28, Callable 2/16/28 @ 100 .................................. 4,000 3,936
5.93%, 2/2/29, Callable 1/2/29 @ 100 .................................... 2,000 2,079
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.50%, 1/15/30, Callable 1/15/25 @ 102.75 ................................ 1,669 1,670
3.75%, 12/1/31, Callable 12/1/26 @ 101.88 ................................ 1,419 1,265
8,950
Energy (1.1%):
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 2,000 2,038
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(d) .................. 4,400 4,173
Harbour Energy PLC, 5.50%, 10/15/26, Callable 9/9/24 @ 102.75(a) .................. 5,396 5,321
TransCanada PipeLines Ltd., 6.20%, 3/9/26, Callable 8/23/24 @ 100 .................. 4,441 4,443
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 500 523
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 3,000 2,978
7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ............................... 7,333 7,808
27,284
Financials (2.9%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 2,000 2,040
Avolon Holdings Funding Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a) ............. 10,000 9,836
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(d) ....................................... 7,630 7,971
Barclays PLC, 7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(d) ........... 2,000 2,044
BBVA Bancomer SA, 5.35% (H15T5Y+300bps), 11/12/29, Callable 11/12/24 @ 100(a)(d) .. 5,930 5,870
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 900 887
5.50%, 9/10/29 .................................................... 4,099 3,917
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(d)(g) ........ 3,734 3,670
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 4,000 4,082
Lloyds Banking Group PLC
4.58%, 12/10/25 .................................................... 1,000 989
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(d) .................... 2,000 2,034
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,000 1,943
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(d) ..... 1,500 1,539
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(d) . 4,285 4,165
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(d)(g) .... 10,500 10,412
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @
100(d) ........................................................... 2,000 2,079
Standard Chartered PLC
6.19% (H15T1Y+185bps), 7/6/27, Callable 7/6/26 @ 100(a)(d) .................. 2,000 2,034
5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(d) ................ 1,000 1,012
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(d)(g) ........ 8,273 8,120
74,644

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. $ 1,403 $ 1,322
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 1,500 1,513
2,835
Industrials (1.0%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 11,955 11,731
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 3,000 3,040
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000 1,049
LG Energy Solution Ltd., 5.38%, 7/2/27(a) ..................................... 2,857 2,868
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 1,528 1,492
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 5,000 4,734
24,914
Information Technology (0.1%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 2,677 2,778
Materials (0.8%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 3,500 3,232
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 9/9/24 @ 102.5(a) ................. 1,500 1,432
OCI NV, 4.63%, 10/15/25, Callable 9/9/24 @ 101.16(a) ........................... 6,540 6,467
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 5,839 5,804
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 9/9/24 @ 100(a) ............... 3,200 3,184
20,119
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 4,390 4,292
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(j) ............................. 3,000 3,007
Total Yankee Dollars (Cost $169,542)
a
a
a
171,648
Municipal Bonds (2.2%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 2,000 2,106
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
5.71%, 7/1/30 ..................................................... 2,780 2,817
5.76%, 7/1/31 ..................................................... 2,560 2,597
California Statewide Communities Development Authority Revenue, 1.31%, 4/1/25 ....... 915 889
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30 ............ 2,215 2,010
8,313
Colorado (0.1%):
City of Loveland Co. Electric & Communications Enterprise Revenue, Series B, 2.97%,
12/1/24 .......................................................... 2,280 2,261
Colorado Health Facilities Authority Revenue
Series B, 2.50%, 11/1/24 .............................................. 1,250 1,240
Series B, 2.80%, 12/1/26 ............................................. 515 491
3,992
Florida (0.3%):
Hillsborough County IDA Revenue
2.01%, 8/1/24 ..................................................... 5,000 5,000
2.16%, 8/1/25 ..................................................... 2,910 2,813
7,813
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24 .................................................... 1,850 1,829

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
2.32%, 12/1/25 .................................................... $ 3,215 $ 3,104
4,933
Illinois (0.1%):
State of Illinois Sales Tax Revenue, Series B, 1.25%, 6/15/25 ....................... 2,500 2,418
Indiana (0.0%):(c)
Indiana Finance Authority Revenue
Series B, 1.99%, 11/15/24 ............................................. 350 346
Series B, 2.45%, 11/15/25 ............................................. 360 347
693
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25 ..................................................... 2,780 2,727
1.89%, 1/1/26 ..................................................... 4,135 3,906
6,633
Michigan (0.0%):(c)
Michigan Finance Authority Revenue
2.31%, 12/1/24 .................................................... 895 886
Series A-1, 2.33%, 6/1/30 ............................................. 171 167
1,053
New Jersey (0.2%):
North Hudson Sewerage Authority Revenue
2.59%, 6/1/25 ..................................................... 925 909
2.59%, 6/1/25 ..................................................... 75 73
South Jersey Transportation Authority Revenue, Series B, 2.20%, 11/1/25 ............... 3,515 3,392
4,374
New York (0.1%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25 635 620
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25 ................. 1,000 988
1,608
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 1,410 1,432
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue, Series B, 1.83%, 8/15/24 ............... 1,700 1,697
Pennsylvania (0.2%):
Montgomery County IDA Revenue, Series D, 2.60%, 11/15/24 ...................... 4,050 4,014
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25 .............................................. 400 394
Series D, 1.80%, 1/1/25 .............................................. 750 738
Dallas Fort Worth International Airport Revenue, Series C, 1.23%, 11/1/24 .............. 750 742
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25 ..................................................... 505 489
1.99%, 4/1/26 ..................................................... 860 804
2.19%, 4/1/27 ..................................................... 525 477
3,644
Wisconsin (0.0%):(c)
Public Finance Authority Revenue, Series S, 1.48%, 2/1/25 ......................... 820 781
Total Municipal Bonds (Cost $56,601)
a
a
a
55,504
U.S. Government Agency Mortgages (0.6%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(d)(g) ................................ 9,400 9,267
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 2,000 1,998
Federal Home Loan Mortgage Corporation

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
6.19% (RFUCCT1Y+163bps), 4/1/35(d) .................................. $ 90 $ 90
5.50%, 10/1/38 .................................................... 1,632 1,649
1,739
Federal National Mortgage Association
2.50%, 4/1/27 - 8/1/27 ............................................... 2,844 2,758
2,758
Total U.S. Government Agency Mortgages (Cost $15,662)
a
a
a
15,762
U.S. Treasury Obligations (11.5%)
U.S. Treasury Notes
0.38%, 8/15/24 .................................................... 12,000 11,977
4.50%, 11/30/24 .................................................... 8,000 7,981
3.00%, 7/15/25 .................................................... 5,000 4,919
4.25%, 10/15/25 .................................................... 6,000 5,975
3.88%, 1/15/26 .................................................... 7,000 6,938
4.50%, 3/31/26 .................................................... 11,000 11,017
4.63%, 9/15/26 .................................................... 19,000 19,146
0.50%, 8/31/27 .................................................... 50,000 44,891
4.00%, 6/30/28 .................................................... 50,000 50,031
1.63%, 8/15/29 .................................................... 47,000 42,098
4.13%, 8/31/30 .................................................... 49,000 49,429
4.00%, 1/31/31 .................................................... 41,000 41,083
Total U.S. Treasury Obligations (Cost $290,258)
a
a
a
295,485
Commercial Paper (7.8%)
Consumer Discretionary (0.6%):
AutoNation, Inc., 5.92%, 8/2/24(a)(k) ........................................ 4,900 4,898
Whirlpool Corp.
5.88%, 8/13/24(a)(k) ................................................ 5,000 4,990
5.91%, 8/16/24(a)(k) ................................................ 5,000 4,987
14,875
Consumer Staples (0.4%):
ConAgra Brands, Inc., 5.70%, 8/12/24(a)(k) .................................... 10,000 9,981
Energy (2.5%):
APA Corp., 6.02%, 8/1/24(a)(k) ............................................. 12,000 11,998
Canadian Natural Resources Ltd., 5.65%, 8/26/24(a)(k) ............................ 5,000 4,980
Marathon Oil Corp., 5.74%, 8/5/24(a)(k) ...................................... 3,500 3,497
Ovintiv, Inc.
6.08%, 8/6/24(a)(k) ................................................. 14,000 13,986
6.16%, 8/20/24(a)(k) ................................................ 10,900 10,863
6.25%, 9/17/24(a)(k) ................................................ 500 496
Targa Resources Corp.
5.85%, 8/14/24(a)(k) ................................................ 1,900 1,896
5.86%, 8/15/24(a)(k) ................................................ 10,000 9,976
5.92%, 8/26/24(a)(k) ................................................ 5,800 5,775
63,467
Financials (0.7%):
Syngenta Wilmington, Inc.
5.85%, 8/5/24(a)(k) ................................................. 9,000 8,993
5.86%, 8/7/24(a)(k) ................................................. 10,000 9,988
18,981
Industrials (0.2%):
Huntington Ingalls Industries, Inc., 5.72%, 8/2/24(a)(k) ............................ 6,000 5,998

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Information Technology (1.5%):
Flex Ltd.
5.97%, 8/6/24(a)(k) ................................................. $ 5,000 $ 4,995
5.98%, 8/7/24(a)(k) ................................................. 9,500 9,489
Jabil, Inc.
6.07%, 8/2/24(a)(k) ................................................. 15,000 14,995
6.07%, 8/9/24(a)(k) ................................................. 10,000 9,985
39,464
Materials (1.0%):
FMC Corp.
6.11%, 8/21/24(a)(k) ................................................ 10,000 9,965
6.12%, 8/27/24(a)(k) ................................................ 7,200 7,167
International Flavors & Fragrances, Inc., 5.51%, 8/26/24(a)(k) ....................... 8,000 7,968
25,100
Real Estate (0.2%):
Crown Castle, Inc., 5.70%, 8/1/24(a)(k) ....................................... 5,000 4,999
Utilities (0.7%):
Guadalupe Valley Electric Cooperative, Inc.
6.05%, 8/7/24(a)(k) ................................................. 10,550 10,537
6.05%, 8/8/24(a)(k) ................................................. 7,700 7,690
18,227
Total Commercial Paper (Cost $201,121)
a
a
a
201,092
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(l) ........ 4,386,837 4,387
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.23%(l) ............ 4,386,837 4,387
Invesco Government & Agency Portfolio, Institutional Shares, 5.21%(l) ................ 4,386,837 4,387
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(l) . 4,386,837 4,386
Total Collateral for Securities Loaned (Cost $17,547)
a
a
a
17,547
Total Investments (Cost $2,580,811) — 100.6% 2,580,793
Liabilities in excess of other assets — (0.6)% (15,551)
NET ASSETS - 100.00% $ 2,565,242
At July 31, 2024, the Fund's investments in foreign securities were 9.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2024, the fair value of these securities was
$1,401,291 (thousands) and amounted to 54.6% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2024.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2024.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(k) Rate represents the effective yield at July 31, 2024.
(l) Rate disclosed is the daily yield on July 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of July 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of July 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of July 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Communication Services (2.4%):
AMC Networks, Inc. , Class A (a) (b) .......................................... 21,402 $ 238
Cinemark Holdings, Inc. (a) ................................................ 66,500 1,568
Cogent Communications Holdings, Inc. ....................................... 24,171 1,706
IDT Corp. , Class B ...................................................... 27,252 1,042
Iridium Communications, Inc. .............................................. 45,064 1,293
Lions Gate Entertainment Corp. , Class B (a) .................................... 120,359 992
Madison Square Garden Sports Corp. (a) ....................................... 8,030 1,609
Magnite, Inc. (a) ........................................................ 411,226 5,979
Reddit, Inc. , Class A (a) (b) ................................................. 2,253 137
Shutterstock, Inc. ....................................................... 20,839 921
TEGNA, Inc. .......................................................... 93,215 1,485
Thryv Holdings, Inc. (a) .................................................. 32,780 639
Vivid Seats, Inc. , Class A (a) (b) ............................................. 419,835 2,049
Yelp, Inc. (a) ........................................................... 36,173 1,318
Ziff Davis, Inc. (a) ....................................................... 13,884 665
ZipRecruiter, Inc. (a) ..................................................... 70,503 646
22,287
Consumer Discretionary (11.3%):
Abercrombie & Fitch Co. (a) ............................................... 11,902 1,755
Academy Sports & Outdoors, Inc. ........................................... 15,431 834
Acushnet Holdings Corp. ................................................. 33,180 2,408
American Eagle Outfitters, Inc. ............................................. 64,068 1,413
Asbury Automotive Group, Inc. (a) ........................................... 6,816 1,835
Atmus Filtration Technologies, Inc. .......................................... 169,522 5,228
Beazer Homes USA, Inc. (a) ............................................... 21,870 736
Bloomin' Brands, Inc. .................................................... 68,015 1,418
Boot Barn Holdings, Inc. (a) ............................................... 4,599 614
Bright Horizons Family Solutions, Inc. (a) ..................................... 13,931 1,675
Brunswick Corp. ....................................................... 62,149 5,062
Cavco Industries, Inc. (a) .................................................. 3,639 1,509
Century Communities, Inc. ................................................ 15,383 1,611
Chegg, Inc. (a) ......................................................... 152,029 518
Designer Brands, Inc. , Class A ............................................. 52,506 428
First Watch Restaurant Group, Inc. (a) ........................................ 29,902 487
Fox Factory Holding Corp. (a) .............................................. 27,405 1,463
Garrett Motion, Inc. (a) ................................................... 137,420 1,204
Genius Sports Ltd. (a) .................................................... 207,732 1,419
Gentherm, Inc. (a) ....................................................... 53,630 2,959
G-III Apparel Group Ltd. (a) ............................................... 42,596 1,174
Group 1 Automotive, Inc. ................................................. 3,350 1,225
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 6,832 1,434
Installed Building Products, Inc. ............................................ 17,805 4,814
Jack in the Box, Inc. ..................................................... 25,628 1,523
KB Home ............................................................ 23,542 2,026
Kontoor Brands, Inc. .................................................... 20,769 1,457
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 4,588 264
Latham Group, Inc. (a) ................................................... 955,883 3,479
LCI Industries ......................................................... 25,694 2,998
Life Time Group Holdings, Inc. (a) ........................................... 41,273 857
M/I Homes, Inc. (a) ...................................................... 27,479 4,584
Marriott Vacations Worldwide Corp. ......................................... 20,345 1,721
Modine Manufacturing Co. (a) .............................................. 10,714 1,261
Newell Brands, Inc. ..................................................... 82,751 711
Nordstrom, Inc. ........................................................ 68,735 1,569
Papa John's International, Inc. .............................................. 23,775 1,052
Perdoceo Education Corp. ................................................. 20,035 497
Portillo's, Inc. , Class A (a) ................................................. 194,754 2,018
PVH Corp. ........................................................... 25,740 2,625
Sally Beauty Holdings, Inc. (a) .............................................. 114,400 1,310
SharkNinja, Inc. ........................................................ 3,804 292

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Signet Jewelers Ltd. ..................................................... 15,222 $ 1,281
Skechers USA, Inc. , Class A (a) ............................................. 14,104 919
Smith & Wesson Brands, Inc. .............................................. 42,707 707
Steven Madden Ltd. ..................................................... 55,653 2,523
Sweetgreen, Inc. , Class A (a) ............................................... 27,295 750
Taylor Morrison Home Corp. (a) ............................................ 54,518 3,657
The Buckle, Inc. ........................................................ 51,003 2,203
The Goodyear Tire & Rubber Co. (a) ......................................... 153,250 1,793
The Lovesac Co. (a) (b) ................................................... 10,405 285
The ODP Corp. (a) ...................................................... 15,505 655
Thor Industries, Inc. ..................................................... 27,163 2,883
Topgolf Callaway Brands Corp. (a) ........................................... 127,076 2,097
Tri Pointe Homes, Inc. (a) ................................................. 117,625 5,323
Under Armour, Inc. , Class C (a) ............................................. 164,750 1,119
Universal Technical Institute, Inc. (a) ......................................... 14,116 267
Victoria's Secret & Co. (a) ................................................. 55,524 986
Visteon Corp. (a) ........................................................ 14,447 1,669
Winmark Corp. ........................................................ 2,580 1,021
Winnebago Industries, Inc. ................................................ 19,841 1,240
104,845
Consumer Staples (2.3%):
Coca-Cola Consolidated, Inc. .............................................. 1,373 1,573
Edgewell Personal Care Co. ............................................... 24,600 963
Grocery Outlet Holding Corp. (a) ............................................ 44,966 880
Ingles Markets, Inc. , Class A ............................................... 15,875 1,287
Nomad Foods Ltd. ...................................................... 106,880 2,043
Oddity Tech Ltd. (a) (b) ................................................... 20,677 836
SunOpta, Inc. (a) ........................................................ 224,778 1,191
The Andersons, Inc. ..................................................... 39,634 2,161
The Chefs' Warehouse, Inc. (a) .............................................. 99,758 4,149
The Honest Co., Inc. (a) ................................................... 48,081 179
The Vita Coco Co., Inc. (a) ................................................ 73,702 1,905
U.S. Foods Holding Corp. (a) ............................................... 30,620 1,665
USANA Health Sciences, Inc. (a) ............................................ 14,459 645
Vector Group Ltd. ...................................................... 52,937 677
WD-40 Co. ........................................................... 6,036 1,579
21,733
Energy (5.7%):
Atlas Energy Solutions, Inc. ............................................... 61,485 1,306
Berry Corp. ........................................................... 46,315 318
Cactus, Inc. , Class A ..................................................... 46,663 2,945
California Resources Corp. ................................................ 72,935 3,752
Chord Energy Corp. ..................................................... 9,649 1,656
Civitas Resources, Inc. ................................................... 26,700 1,863
CONSOL Energy, Inc. (a) ................................................. 15,966 1,594
Crescent Energy Co. , Class A .............................................. 63,305 774
Diamond Offshore Drilling, Inc. (a) .......................................... 123,660 2,030
Dorian LPG Ltd. ....................................................... 20,680 845
Expro Group Holdings NV (a) .............................................. 183,831 4,269
Gulfport Energy Corp. (a) ................................................. 7,750 1,141
International Seaways, Inc. ................................................ 9,242 518
Liberty Energy, Inc. ..................................................... 123,997 2,995
Magnolia Oil & Gas Corp. , Class A .......................................... 41,658 1,135
Matador Resources Co. ................................................... 15,444 949
Murphy Oil Corp. ...................................................... 82,481 3,413
Newpark Resources, Inc. (a) ............................................... 44,630 369
Northern Oil & Gas, Inc. .................................................. 60,790 2,626
Oceaneering International, Inc. (a) ........................................... 81,590 2,449
Par Pacific Holdings, Inc. (a) ............................................... 39,373 1,045
PBF Energy, Inc. , Class A ................................................. 30,438 1,240
Peabody Energy Corp. ................................................... 59,253 1,316

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Plains GP Holdings LP , Class A ............................................. 92,000 $ 1,757
REX American Resources Corp. (a) .......................................... 10,023 509
RPC, Inc. ............................................................ 450,976 3,369
Scorpio Tankers, Inc. .................................................... 18,000 1,380
SM Energy Co. ........................................................ 17,557 811
Talos Energy, Inc. (a) ..................................................... 107,136 1,268
Teekay Corp. (a) ........................................................ 52,483 455
Uranium Energy Corp. (a) ................................................. 217,758 1,291
Vital Energy, Inc. (a) ..................................................... 45,804 1,998
53,386
Financials (17.3%):
AGNC Investment Corp. ................................................. 123,000 1,231
Ameris Bancorp ........................................................ 86,720 5,280
Apollo Commercial Real Estate Finance, Inc. ................................... 80,328 876
Artisan Partners Asset Management, Inc. , Class A ................................ 50,884 2,247
Atlantic Union Bankshares Corp. ............................................ 48,200 1,990
Bank of Hawaii Corp. .................................................... 30,900 2,119
Bank OZK ............................................................ 32,149 1,507
Banner Corp. .......................................................... 35,600 2,108
Bread Financial Holdings, Inc. ............................................. 68,555 3,742
Brightsphere Investment Group, Inc. ......................................... 216,838 5,679
Cathay General Bancorp .................................................. 29,329 1,300
CNO Financial Group, Inc. ................................................ 87,199 3,040
Donnelley Financial Solutions, Inc. (a) ........................................ 15,019 1,014
Dynex Capital, Inc. ..................................................... 117,000 1,424
Enova International, Inc. (a) ................................................ 27,945 2,416
Essent Group Ltd. ...................................................... 30,619 1,924
Euronet Worldwide, Inc. (a) ................................................ 20,303 2,071
EVERTEC, Inc. ........................................................ 98,755 3,404
Fidelis Insurance Holdings Ltd. ............................................. 111,960 1,992
First Bancorp .......................................................... 36,265 1,516
First Bancorp .......................................................... 197,687 4,240
First Busey Corp. ....................................................... 131,079 3,597
First Merchants Corp. .................................................... 49,400 1,993
Genworth Financial, Inc. (a) ................................................ 237,843 1,610
Glacier Bancorp, Inc. .................................................... 52,500 2,347
Globe Life, Inc. ........................................................ 23,300 2,161
Hancock Whitney Corp. .................................................. 55,414 3,033
Home Bancshares, Inc. ................................................... 116,007 3,287
Hope Bancorp, Inc. ..................................................... 71,260 938
Houlihan Lokey, Inc. .................................................... 14,199 2,133
Independent Bank Corp. .................................................. 28,783 1,846
International Bancshares Corp. ............................................. 32,123 2,166
Jackson Financial, Inc. , Class A ............................................. 22,338 1,967
Kemper Corp. ......................................................... 31,280 2,004
Ladder Capital Corp. .................................................... 100,705 1,208
Lakeland Financial Corp. ................................................. 14,814 1,015
Marex Group PLC (a) .................................................... 20,623 441
MGIC Investment Corp. .................................................. 80,000 1,987
Moelis & Co. , Class A ................................................... 26,003 1,768
Mr. Cooper Group, Inc. (a) ................................................. 18,579 1,670
NBT Bancorp, Inc. ...................................................... 32,813 1,609
New York Community Bancorp, Inc. (a) (b) ..................................... 69,567 732
Northwest Bancshares, Inc. ................................................ 139,400 1,957
OFG Bancorp ......................................................... 90,619 4,116
Old National Bancorp .................................................... 108,910 2,180
Pacific Premier Bancorp, Inc. .............................................. 75,900 2,054
PennyMac Financial Services, Inc. .......................................... 14,165 1,390
Pinnacle Financial Partners, Inc. ............................................ 20,190 1,945
Piper Sandler Cos. ...................................................... 5,190 1,418
PJT Partners, Inc. , Class A ................................................ 11,250 1,496
Preferred Bank ......................................................... 16,307 1,403

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Primerica, Inc. ......................................................... 3,810 $ 959
PROG Holdings, Inc. .................................................... 31,202 1,406
Prosperity Bancshares, Inc. ................................................ 53,490 3,879
RLI Corp. ............................................................ 7,053 1,062
Sandy Spring Bancorp, Inc. ................................................ 49,000 1,501
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 37,471 2,578
Skyward Specialty Insurance Group, Inc. (a) .................................... 65,467 2,591
SouthState Corp. ....................................................... 52,144 5,161
Stewart Information Services Corp. .......................................... 50,310 3,557
Stifel Financial Corp. .................................................... 41,344 3,666
Texas Capital Bancshares, Inc. (a) ........................................... 92,235 6,097
The Bancorp, Inc. (a) ..................................................... 37,832 1,961
The Bank of NT Butterfield & Son Ltd. ....................................... 65,949 2,529
Toast, Inc. , Class A (a) .................................................... 68,013 1,779
UMB Financial Corp. .................................................... 40,788 4,161
Valley National Bancorp .................................................. 353,321 2,968
Veritex Holdings, Inc. .................................................... 105,283 2,639
Virtus Investment Partners, Inc. ............................................. 5,955 1,346
Walker & Dunlop, Inc. ................................................... 9,270 991
Westamerica Bancorp .................................................... 15,281 825
White Mountains Insurance Group Ltd. ....................................... 520 929
161,176
Health Care (17.5%):
10X Genomics, Inc. , Class A (a) ............................................. 87,301 1,805
Acadia Healthcare Co., Inc. (a) .............................................. 5,230 339
ACADIA Pharmaceuticals, Inc. (a) ........................................... 50,976 970
Agios Pharmaceuticals, Inc. (a) ............................................. 30,611 1,420
Alector, Inc. (a) ......................................................... 134,137 805
Alkermes PLC (a) ....................................................... 43,034 1,176
AMN Healthcare Services, Inc. (a) ........................................... 23,249 1,572
Apellis Pharmaceuticals, Inc. (a) ............................................ 28,133 1,114
Apogee Therapeutics, Inc. (a) ............................................... 13,654 665
Arcellx, Inc. (a) ........................................................ 19,949 1,233
Arcturus Therapeutics Holdings, Inc. (a) (b) ..................................... 27,133 637
Arcus Biosciences, Inc. (a) (b) .............................................. 102,423 1,681
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 14,766 422
Avanos Medical, Inc. (a) .................................................. 39,820 952
Avidity Biosciences, Inc. (a) ............................................... 9,705 442
Biohaven Ltd. (a) ....................................................... 14,174 557
BioLife Solutions, Inc. (a) (b) ............................................... 121,638 2,922
Biomerica, Inc. (a) ...................................................... 81,174 27
Blueprint Medicines Corp. (a) .............................................. 27,999 3,032
Bridgebio Pharma, Inc. (a) ................................................. 64,133 1,664
Brookdale Senior Living, Inc. (a) ............................................ 150,000 1,160
Castle Biosciences, Inc. (a) ................................................ 89,817 2,167
Catalyst Pharmaceuticals, Inc. (a) ............................................ 60,122 1,037
Certara, Inc. (a) ......................................................... 65,125 1,017
Collegium Pharmaceutical, Inc. (a) ........................................... 34,070 1,314
CorVel Corp. (a) ........................................................ 27,507 8,439
Cross Country Healthcare, Inc. (a) ........................................... 67,514 1,231
Cytokinetics, Inc. (a) ..................................................... 36,255 2,139
CytoSorbents Corp. (a) ................................................... 357,220 429
Definitive Healthcare Corp. (a) .............................................. 293,310 1,144
Dynavax Technologies Corp. (a) ............................................. 78,926 883
Edgewise Therapeutics, Inc. (a) ............................................. 101,570 1,730
Encompass Health Corp. .................................................. 19,080 1,773
Evolent Health, Inc. , Class A (a) ............................................. 129,032 3,009
Exact Sciences Corp. (a) .................................................. 46,679 2,132
EyePoint Pharmaceuticals, Inc. (a) ........................................... 68,337 675
Fate Therapeutics, Inc. (a) ................................................. 83,544 445
Fortrea Holdings, Inc. (a) .................................................. 134,223 3,703
Guardant Health, Inc. (a) .................................................. 34,816 1,223

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Haemonetics Corp. (a) .................................................... 16,250 $ 1,463
Halozyme Therapeutics, Inc. (a) ............................................. 87,203 4,819
Harmony Biosciences Holdings, Inc. (a) ....................................... 36,441 1,234
Harvard Bioscience, Inc. (a) ................................................ 242,785 777
Health Catalyst, Inc. (a) ................................................... 130,936 965
ICU Medical, Inc. (a) .................................................... 8,685 1,103
Inmode Ltd. (a) ......................................................... 39,613 718
Innoviva, Inc. (a) ....................................................... 29,438 555
Insmed, Inc. (a) ......................................................... 47,691 3,470
Integer Holdings Corp. (a) ................................................. 30,089 3,573
Intellia Therapeutics, Inc. (a) ............................................... 52,906 1,387
Intra-Cellular Therapies, Inc. (a) ............................................. 17,796 1,401
iRhythm Technologies, Inc. (a) .............................................. 5,405 466
Ironwood Pharmaceuticals, Inc. (a) ........................................... 144,286 985
iTeos Therapeutics, Inc. (a) ................................................ 83,672 1,472
Keros Therapeutics, Inc. (a) ................................................ 27,738 1,391
Kiniksa Pharmaceuticals International PLC (a) .................................. 69,200 1,841
Legend Biotech Corp. , ADR (a) ............................................. 23,590 1,330
LivaNova PLC (a) ....................................................... 27,804 1,374
Merit Medical Systems, Inc. (a) ............................................. 23,522 2,006
Merus NV (a) .......................................................... 16,572 879
Mesa Laboratories, Inc. .................................................. 9,716 1,113
MoonLake Immunotherapeutics (a) (b) ........................................ 32,426 1,351
Myriad Genetics, Inc. (a) .................................................. 37,764 1,056
Natera, Inc. (a) ......................................................... 16,251 1,664
Neogen Corp. (a) ....................................................... 281,675 4,797
OrthoPediatrics Corp. (a) .................................................. 109,405 3,367
Owens & Minor, Inc. (a) .................................................. 66,352 1,090
Perrigo Co. PLC ....................................................... 33,500 947
Phreesia, Inc. (a) ........................................................ 20,561 513
Pliant Therapeutics, Inc. (a) ................................................ 177,322 2,537
Prestige Consumer Healthcare, Inc. (a) ........................................ 20,350 1,441
Privia Health Group, Inc. (a) ............................................... 76,664 1,590
Progyny, Inc. (a) ........................................................ 32,414 914
Prothena Corp. PLC (a) ................................................... 45,357 1,056
Quanterix Corp. (a) ...................................................... 143,827 2,123
Relay Therapeutics, Inc. (a) ................................................ 55,640 457
Repligen Corp. (a) ....................................................... 14,090 2,358
REVOLUTION Medicines, Inc. (a) .......................................... 41,474 1,893
RxSight, Inc. (a) ........................................................ 22,583 1,034
Sage Therapeutics, Inc. (a) ................................................. 72,972 799
Select Medical Holdings Corp. ............................................. 35,214 1,400
SI-BONE, Inc. (a) ....................................................... 189,333 2,878
SIGA Technologies, Inc. .................................................. 146,275 1,460
SpringWorks Therapeutics, Inc. (a) ........................................... 14,081 506
STAAR Surgical Co. (a) .................................................. 75,124 3,099
Stevanato Group SpA (b) .................................................. 17,458 361
Stoke Therapeutics, Inc. (a) ................................................ 92,626 1,387
Supernus Pharmaceuticals, Inc. (a) ........................................... 44,545 1,328
Surgery Partners, Inc. (a) .................................................. 52,104 1,582
Syndax Pharmaceuticals, Inc. (a) ............................................ 100,500 2,281
Taysha Gene Therapies, Inc. (a) ............................................. 138,949 307
The Ensign Group, Inc. ................................................... 12,770 1,797
TransMedics Group, Inc. (a) ................................................ 10,501 1,494
U.S. Physical Therapy, Inc. ................................................ 8,833 861
UFP Technologies, Inc. (a) ................................................. 15,105 4,858
Vaxcyte, Inc. (a) ........................................................ 6,444 508
Veracyte, Inc. (a) ........................................................ 85,872 2,061
Vericel Corp. (a) ........................................................ 95,929 4,846
Viking Therapeutics, Inc. (a) ............................................... 44,830 2,555
Xenon Pharmaceuticals, Inc. (a) ............................................. 27,889 1,203

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Zymeworks, Inc. (a) ..................................................... 129,464 $ 1,354
162,520
Industrials (16.1%):
AAON, Inc. ........................................................... 42,730 3,783
ABM Industries, Inc. .................................................... 45,240 2,513
ACCO Brands Corp. .................................................... 223,612 1,143
ACV Auctions, Inc. , Class A (a) ............................................. 13,451 230
Alamo Group, Inc. ...................................................... 12,364 2,383
Alight, Inc. , Class A (a) ................................................... 351,407 2,660
Ameresco, Inc. , Class A (a) ................................................ 18,491 584
Apogee Enterprises, Inc. .................................................. 7,861 540
Applied Industrial Technologies, Inc. ......................................... 8,889 1,939
ArcBest Corp. ......................................................... 17,790 2,242
Array Technologies, Inc. (a) ................................................ 83,551 879
Atkore, Inc. ........................................................... 12,880 1,739
Axon Enterprise, Inc. (a) .................................................. 7,565 2,270
Blue Bird Corp. (a) ...................................................... 13,278 692
BlueLinx Holdings, Inc. (a) ................................................ 23,614 2,848
Boise Cascade Co. ...................................................... 33,989 4,829
Casella Waste Systems, Inc. (a) ............................................. 58,296 6,037
Chart Industries, Inc. (a) .................................................. 15,944 2,568
Columbus McKinnon Corp. ............................................... 55,451 2,116
Comfort Systems USA, Inc. ............................................... 6,212 2,065
CRA International, Inc. ................................................... 5,930 1,037
Deluxe Corp. .......................................................... 59,870 1,460
Enovix Corp. (a) (b) ...................................................... 37,385 539
ESCO Technologies, Inc. ................................................. 31,609 3,887
ExlService Holdings, Inc. (a) ............................................... 43,042 1,518
Exponent, Inc. ......................................................... 17,784 1,886
Fluor Corp. (a) ......................................................... 28,310 1,362
Gates Industrial Corp. PLC (a) .............................................. 208,636 3,878
Genco Shipping & Trading Ltd. ............................................. 52,217 1,013
Gibraltar Industries, Inc. (a) ................................................ 20,226 1,502
GMS, Inc. (a) .......................................................... 35,838 3,449
Granite Construction, Inc. ................................................. 32,180 2,203
Hayward Holdings, Inc. (a) ................................................ 64,450 953
Hub Group, Inc. , Class A ................................................. 62,560 2,926
Janus International Group, Inc. (a) ........................................... 80,000 1,154
JELD-WEN Holding, Inc. (a) ............................................... 204,131 3,407
Kforce, Inc. ........................................................... 18,771 1,304
Korn Ferry ........................................................... 40,116 2,957
Kornit Digital Ltd. (a) .................................................... 41,619 651
Landstar System, Inc. .................................................... 18,048 3,434
Limbach Holdings, Inc. (a) ................................................ 7,273 463
ManpowerGroup, Inc. ................................................... 11,695 896
Masterbrand, Inc. (a) ..................................................... 67,342 1,215
Matson, Inc. .......................................................... 13,861 1,839
Mayville Engineering Co., Inc. (a) ........................................... 52,623 1,006
Montrose Environmental Group, Inc. (a) ....................................... 24,318 775
MRC Global, Inc. (a) ..................................................... 83,517 1,209
Mueller Industries, Inc. ................................................... 34,934 2,478
Mueller Water Products, Inc. , Class A ........................................ 114,690 2,372
NV5 Global, Inc. (a) ..................................................... 2,399 247
Orion Group Holdings, Inc. (a) .............................................. 60,003 493
Parsons Corp. (a) ....................................................... 14,049 1,284
Paylocity Holding Corp. (a) ................................................ 6,048 908
RBC Bearings, Inc. (a) ................................................... 22,500 6,544
Resideo Technologies, Inc. (a) .............................................. 63,734 1,448
Rush Enterprises, Inc. , Class A ............................................. 54,415 2,776
Ryder System, Inc. ...................................................... 9,330 1,308
SkyWest, Inc. (a) ........................................................ 15,814 1,264
SPX Technologies, Inc. (a) ................................................. 20,440 3,016

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Standex International Corp. ................................................ 14,220 $ 2,656
Sterling Infrastructure, Inc. (a) .............................................. 27,003 3,142
Tecnoglass, Inc. ........................................................ 19,940 1,073
Terex Corp. ........................................................... 45,125 2,855
The AZEK Co., Inc. (a) ................................................... 37,382 1,678
The Brink's Co. ........................................................ 12,998 1,430
The GEO Group, Inc. (a) .................................................. 91,322 1,324
The Greenbrier Cos., Inc. ................................................. 25,363 1,294
The Manitowoc Co., Inc. (a) ............................................... 48,298 610
The Timken Co. ........................................................ 11,290 982
Titan International, Inc. (a) ................................................. 73,786 629
Titan Machinery, Inc. (a) .................................................. 38,297 683
TriNet Group, Inc. ...................................................... 13,543 1,412
UFP Industries, Inc. ..................................................... 45,021 5,940
Viad Corp. (a) .......................................................... 9,364 311
Vicor Corp. (a) ......................................................... 9,630 405
Wabash National Corp. ................................................... 84,754 1,821
WillScot Holdings Corp. (a) ................................................ 107,486 4,407
WNS Holdings Ltd. (a) ................................................... 24,662 1,469
150,242
Information Technology (14.9%):
908 Devices, Inc. (a) ..................................................... 132,968 757
A10 Networks, Inc. ..................................................... 55,536 727
ACI Worldwide, Inc. (a) .................................................. 52,112 2,253
Adeia, Inc. ............................................................ 107,341 1,261
Advanced Energy Industries, Inc. ........................................... 36,961 4,301
Alarm.com Holdings, Inc. (a) ............................................... 27,850 1,965
Allegro MicroSystems, Inc. (a) .............................................. 41,509 998
Ambarella, Inc. (a) ...................................................... 37,173 1,957
Amkor Technology, Inc. .................................................. 44,921 1,467
Arteris, Inc. (a) ......................................................... 76,596 627
AvePoint, Inc. (a) ....................................................... 18,652 203
Axcelis Technologies, Inc. (a) .............................................. 12,743 1,610
Badger Meter, Inc. ...................................................... 24,797 5,112
Bel Fuse, Inc. , Class B ................................................... 20,822 1,546
Belden, Inc. ........................................................... 38,876 3,603
Box, Inc. , Class A (a) .................................................... 54,775 1,540
Celestica, Inc. (a) ....................................................... 2,472 130
Cellebrite DI Ltd. (a) ..................................................... 14,042 192
CEVA, Inc. (a) ......................................................... 26,271 527
Ciena Corp. (a) ......................................................... 25,044 1,321
CommVault Systems, Inc. (a) ............................................... 22,855 3,493
Confluent, Inc. , Class A (a) ................................................ 95,528 2,390
Crane NXT Co. ........................................................ 15,660 985
CyberArk Software Ltd. (a) ................................................ 11,496 2,947
Diodes, Inc. (a) ......................................................... 63,312 4,951
DoubleVerify Holdings, Inc. (a) ............................................. 38,446 812
ePlus, Inc. (a) .......................................................... 54,044 4,968
Extreme Networks, Inc. (a) ................................................ 109,172 1,561
Fabrinet (a) ............................................................ 11,762 2,594
Five9, Inc. (a) .......................................................... 51,581 2,298
Globant SA (a) ......................................................... 4,084 795
Guidewire Software, Inc. (a) ............................................... 13,703 2,056
Harmonic, Inc. (a) ....................................................... 73,880 1,083
indie Semiconductor, Inc. , Class A (a) ......................................... 791,640 4,734
Insight Enterprises, Inc. (a) ................................................ 26,902 6,040
JFrog Ltd. (a) .......................................................... 56,458 2,177
Knowles Corp. (a) ....................................................... 114,204 2,087
Kulicke & Soffa Industries, Inc. ............................................. 51,431 2,426
NetScout Systems, Inc. (a) ................................................. 30,526 621
Nova Ltd. (a) .......................................................... 3,945 815
Novanta, Inc. (a) ........................................................ 4,573 829

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Nutanix, Inc. , Class A (a) .................................................. 31,372 $ 1,585
Okta, Inc. (a) .......................................................... 8,942 840
Onto Innovation, Inc. (a) .................................................. 5,163 988
OSI Systems, Inc. (a) ..................................................... 10,101 1,495
PAR Technology Corp. (a) ................................................. 3,070 156
PDF Solutions, Inc. (a) ................................................... 35,788 1,256
Photronics, Inc. (a) ...................................................... 110,707 2,813
Plexus Corp. (a) ........................................................ 11,100 1,423
Porch Group, Inc. (a) ..................................................... 435,575 893
Power Integrations, Inc. .................................................. 13,603 994
Progress Software Corp. .................................................. 16,911 988
PROS Holdings, Inc. (a) .................................................. 82,045 1,977
PTC, Inc. (a) ........................................................... 12,884 2,291
Pure Storage, Inc. , Class A (a) .............................................. 22,499 1,348
Qualys, Inc. (a) ......................................................... 26,453 3,945
Radware Ltd. (a) ........................................................ 16,023 363
Rambus, Inc. (a) ........................................................ 18,580 956
Rapid7, Inc. (a) ......................................................... 14,153 557
Riskified Ltd. , Class A (a) ................................................. 34,305 215
Rogers Corp. (a) ........................................................ 5,702 697
Sanmina Corp. (a) ....................................................... 44,941 3,385
ScanSource, Inc. (a) ..................................................... 18,378 957
Silicon Laboratories, Inc. (a) ............................................... 7,569 909
Silicon Motion Technology Corp. , ADR ....................................... 12,694 882
Smartsheet, Inc. , Class A (a) ............................................... 55,637 2,668
SolarWinds Corp. ....................................................... 59,867 714
Sprout Social, Inc. , Class A (a) .............................................. 32,651 1,276
SPS Commerce, Inc. (a) ................................................... 6,078 1,309
Synaptics, Inc. (a) ....................................................... 18,568 1,621
The Descartes Systems Group, Inc. (a) ........................................ 14,100 1,433
TTM Technologies, Inc. (a) ................................................ 79,898 1,548
Varonis Systems, Inc. (a) .................................................. 41,574 2,292
Veeco Instruments, Inc. (a) ................................................. 55,235 2,287
Verint Systems, Inc. (a) ................................................... 76,460 2,763
Vertex, Inc. , Class A (a) ................................................... 48,688 1,931
Vishay Intertechnology, Inc. ............................................... 60,858 1,480
Workiva, Inc. (a) ........................................................ 5,081 375
Xerox Holdings Corp. ................................................... 91,055 980
Zeta Global Holdings Corp. , Class A (a) ....................................... 87,228 1,868
139,217
Materials (4.8%):
Alpha Metallurgical Resources, Inc. .......................................... 4,693 1,386
Arch Resources, Inc. .................................................... 8,334 1,221
Avient Corp. .......................................................... 29,817 1,349
Axalta Coating Systems Ltd. (a) ............................................. 29,800 1,062
Balchem Corp. ......................................................... 18,238 3,237
Carpenter Technology Corp. ............................................... 19,827 2,892
Commercial Metals Co. .................................................. 31,075 1,868
Constellium SE (a) ...................................................... 83,560 1,488
Ecovyst, Inc. (a) ........................................................ 128,810 1,229
Graphic Packaging Holding Co. ............................................ 47,850 1,440
H.B. Fuller Co. ........................................................ 28,442 2,452
Hawkins, Inc. ......................................................... 36,293 3,771
Huntsman Corp. ........................................................ 54,720 1,309
Ingevity Corp. (a) ....................................................... 30,815 1,414
Knife River Corp. (a) .................................................... 12,011 955
Materion Corp. ........................................................ 19,050 2,294
Metallus, Inc. (a) ........................................................ 57,136 1,281
Minerals Technologies, Inc. ................................................ 17,875 1,401
Myers Industries, Inc. .................................................... 60,595 903
NewMarket Corp. ...................................................... 4,161 2,334
O-I Glass, Inc. (a) ....................................................... 64,251 858

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Orion SA ............................................................. 59,842 $ 1,473
Ramaco Resources, Inc. , Class A ............................................ 30,625 417
Ryerson Holding Corp. ................................................... 109,545 2,606
Summit Materials, Inc. , Class A (a) .......................................... 47,450 1,983
Tronox Holdings PLC ................................................... 61,564 995
Warrior Met Coal, Inc. ................................................... 13,914 962
44,580
Real Estate (4.8%):
Acadia Realty Trust ..................................................... 66,875 1,447
Alexander & Baldwin, Inc. ................................................ 87,603 1,727
Broadstone Net Lease, Inc. ................................................ 64,850 1,129
CareTrust REIT, Inc. .................................................... 47,000 1,267
Compass, Inc. , Class A (a) ................................................. 99,951 439
COPT Defense Properties ................................................. 68,850 1,995
CTO Realty Growth, Inc. ................................................. 7,771 156
Cushman & Wakefield PLC (a) ............................................. 135,000 1,770
DiamondRock Hospitality Co. .............................................. 281,678 2,318
Douglas Emmett, Inc. .................................................... 92,115 1,482
Easterly Government Properties, Inc. ......................................... 153,045 2,132
Empire State Realty Trust, Inc. ............................................. 109,370 1,178
Equity Commonwealth (a) ................................................. 67,590 1,377
Essential Properties Realty Trust, Inc. ........................................ 111,310 3,294
Four Corners Property Trust, Inc. ............................................ 72,480 1,967
Howard Hughes Holdings, Inc. (a) ........................................... 33,350 2,473
Independence Realty Trust, Inc. ............................................. 76,880 1,434
Innovative Industrial Properties, Inc. ......................................... 11,839 1,454
Kite Realty Group Trust .................................................. 64,860 1,599
LXP Industrial Trust ..................................................... 177,000 1,823
Retail Opportunity Investments Corp. ........................................ 89,545 1,339
Sabra Health Care REIT, Inc. .............................................. 93,170 1,512
SITE Centers Corp. ..................................................... 188,546 2,913
STAG Industrial, Inc. .................................................... 23,018 939
Summit Hotel Properties, Inc. .............................................. 151,000 957
Terreno Realty Corp. .................................................... 25,470 1,742
The Real Brokerage, Inc. (a) ............................................... 88,770 528
The St. Joe Co. ........................................................ 9,656 596
Veris Residential, Inc. .................................................... 74,450 1,170
Xenia Hotels & Resorts, Inc. ............................................... 38,156 530
44,687
Utilities (2.0%):
Black Hills Corp. ....................................................... 49,411 2,918
National Fuel Gas Co. ................................................... 26,000 1,523
Northwestern Energy Group, Inc. ........................................... 62,509 3,361
ONE Gas, Inc. ......................................................... 48,020 3,343
Otter Tail Corp. ........................................................ 15,611 1,513
Portland General Electric Co. .............................................. 44,505 2,109
Spire, Inc. ............................................................ 26,700 1,778
TXNM Energy, Inc. ..................................................... 43,675 1,816
18,361
Total Common Stocks (Cost $731,711)
a
a
a
923,034
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR (a) (d) ........................................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares (a) (d) (e) (f) ......................... 7,105 —

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ –
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
–
Security Description Shares
Value
(000)
OmniAb Operations, Inc., 15.00 Earnout Shares (a) (d) (e) (f) ......................... 7,105 $ —
1
Total Rights (Cost $36)
a
a
a
1
Exchange-Traded Funds (0.3%)
iShares Russell 2000 ETF (b) ............................................... 11,603 2,597
Total Exchange-Traded Funds (Cost $2,528)
a
a
a
2,597
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 924,745 924
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (g) ............ 924,745 925
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (g) ............... 924,745 925
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (g) . 924,745 925
Total Collateral for Securities Loaned (Cost $3,699)
a
a
a
3,699
Total Investments (Cost $737,974) — 99.8% 929,331
Other assets in excess of liabilities — 0.2% 2,042
NET ASSETS - 100.00% $ 931,373
At July 31, 2024, the Fund's investments in foreign securities were 5.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of July 31, 2024.
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2024. (amounts in thousands):
(g) Rate disclosed is the daily yield on July 31, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (21.6%)
ABS Auto (13.1%):
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 8/13/25 @ 100 (a) ............................................ $ 25 $ 25
ARI Fleet Lease Trust , Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 5/15/25 @ 100 (a) . 57 56
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 167 166
Series 2019-2A , Class D , 3 .04% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 83 83
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 750 764
CarMax Auto Owner Trust , Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 1/15/27 @ 100 500 508
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 7/10/26 @ 100 ................ 137 131
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 2/10/27 @ 100 ................ 82 77
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class A1 , 5 .65% , 5/15/35 , Callable 6/15/26 @ 100 (a) ............. 347 348
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 6/15/26 @ 100 (a) .............. 132 132
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 6/15/26 @ 100 (a) .............. 150 151
Series 2023-2A , Class A2 , 6 .44% ( SOFR30A + 110 bps ) , 10/15/35 , Callable 11/15/26 @
100 (a) (b) ......................................................... 809 816
CPS Auto Receivables Trust ...............................................
Series 2022-D , Class A , 6 .09% , 1/15/27 (a) ................................. 117 117
Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 5/15/27 @ 100 (a) ............... 500 502
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class A , 6 .48% , 3/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000 1,010
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 500 509
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 750 761
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 474 486
Drive Auto Receivables Trust , Series 2021-3 , Class C , 1 .47% , 1/15/27 , Callable 12/15/25 @
100 ............................................................. 205 203
DT Auto Owner Trust ....................................................
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 10/15/24 @ 100 (a) ............. 205 204
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 2/15/25 @ 100 (a) ............. 300 296
Series 2021-4A , Class C , 1 .50% , 9/15/27 , Callable 2/15/26 @ 100 (a) .............. 192 189
Series 2022-1A , Class C , 2 .96% , 11/15/27 , Callable 3/15/26 @ 100 (a) ............. 321 318
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 9/15/28 @ 100 (a) ............. 750 762
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 250 259
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 1/20/26 @ 100 (a) .............. 99 99
Series 2022-4 , Class A2 , 5 .76% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 477 478
Exeter Automobile Receivables Trust .........................................
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 10/15/24 @ 100 (a) ............. 500 497
Series 2020-3A , Class F , 5 .56% , 6/15/27 , Callable 6/15/25 @ 100 (a) .............. 750 745
Series 2021-4A , Class C , 1 .46% , 10/15/27 , Callable 6/15/26 @ 100 ............... 189 187
Series 2023-4A , Class B , 6 .31% , 10/15/27 , Callable 10/15/27 @ 100 .............. 1,000 1,006
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 8/15/28 @
100 (a) ........................................................... 646 658
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 4/15/25 @ 100 (a) ............... 750 733
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 7/15/25 @ 100 (a) ............... 109 109
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 9/15/25 @
100 ............................................................. 300 299
Ford Credit Auto Owner Trust , Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @
100 (a) ........................................................... 250 233
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2 , Class B , 1 .31% , 7/15/27 , Callable 3/15/25 @ 100 (a) ............... 268 266
Series 2021-2 , Class E , 3 .35% , 10/15/27 , Callable 3/15/25 @ 100 (a) .............. 250 245
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A , Class C , 1 .08% , 6/15/26 , Callable 2/15/26 @ 100 (a) .............. 36 35
Series 2021-3A , Class C , 1 .11% , 9/15/26 , Callable 4/15/26 @ 100 (a) .............. 296 293
GTE Auto Receivables Trust , Series 2023-1 , Class A2 , 5 .65% , 8/17/26 (a) ............... 187 187
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class A , 1 .21% , 12/26/25 (a) ............................... 417 412

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A , Class B , 1 .56% , 12/26/25 (a) ............................... $ 417 $ 412
Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............................... 833 826
Huntington Bank Auto Credit-Linked Notes , Series 2024-1 , Class B2 , 6 .74%
( SOFR30A + 140 bps ) , 5/20/32 , Callable 2/20/28 @ 100 (a) (b) .................... 1,163 1,162
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 6/25/25 @ 100 (a) ............... 2 2
Series 2021-1 , Class C , 1 .02% , 9/25/28 , Callable 6/25/25 @ 100 (a) ............... 4 4
Series 2021-1 , Class D , 1 .17% , 9/25/28 , Callable 6/25/25 @ 100 (a) ............... 2 2
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 11/25/25 @ 100 (a) ............. 12 12
Series 2021-2 , Class C , 0 .97% , 12/26/28 , Callable 11/25/25 @ 100 (a) ............. 42 42
Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 64 63
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 12/15/25 @ 100 (a) ............ 750 744
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 594 578
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 7/15/26 @ 100 (a) .............. 199 199
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 300 301
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 6/15/27 @ 100 (a) ............. 1,000 1,009
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 8/15/27 @ 100 (a) .............. 750 751
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 9/15/27 @ 100 (a) .............. 1,000 1,017
Lobel Automobile Receivables Trust , Series 2023-1 , Class A , 6 .97% , 7/15/26 , Callable 4/15/26
@ 100 (a) ......................................................... 214 214
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 656 661
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 8/20/27 @ 100 (a) .............. 400 404
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 8/20/27 @ 100 (a) .............. 500 510
Navistar Financial Dealer Note Master Owner Trust , Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) 260 263
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 414 418
Prestige Auto Receivables Trust , Series 2023-2A , Class B , 6 .64% , 12/15/27 , Callable 12/15/27
@ 100 (a) ......................................................... 1,500 1,521
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 132 132
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 2/15/26 @ 100 (a) ............... 500 519
Series 2022-B , Class B , 5 .72% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 108 108
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 67 67
Series 2022-B , Class D , 6 .79% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 72 72
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 1/15/27 @ 100 (a) .............. 722 723
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 1/15/27 @ 100 (a) .............. 321 322
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 1/15/27 @ 100 (a) .............. 160 162
Series 2022-C , Class E , 11 .37% , 12/15/32 , Callable 1/15/27 @ 100 (a) ............. 176 180
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 8/15/27 @ 100 (a) ............... 449 451
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 7/15/27 @ 100 (a) .............. 500 502
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 7/15/27 @ 100 (a) .............. 250 252
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 10/15/25 @ 100 (a) . 38 38
Santander Consumer Auto Receivables Trust , Series 2020-BA , Class E , 4 .13% , 1/15/27 ,
Callable 8/15/25 @ 100 (a) ............................................ 600 593
Santander Drive Auto Receivables Trust , Series 2021-4 , Class C , 1 .26% , 2/16/27 , Callable
12/15/25 @ 100 .................................................... 162 161
Tesla Auto Lease Trust , Series 2023-B , Class A3 , 6 .13% , 9/21/26 , Callable 10/20/25 @ 100 (a) 1,000 1,007
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 11/25/26 @ 100 (a) ....... 832 840
Westlake Automobile Receivables Trust .......................................
Series 2020-3A , Class E , 3 .34% , 6/15/26 , Callable 9/15/24 @ 100 (a) .............. 275 274
Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable 10/15/25 @ 100 (a) ............. 552 545
Series 2022-2A , Class A3 , 3 .75% , 4/15/26 (a) ............................... 74 74
Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable 5/15/26 @ 100 (a) .............. 400 398
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 12/15/26 @ 100 (a) ............. 500 503
Series 2023-2A , Class C , 6 .29% , 3/15/28 , Callable 12/15/26 @ 100 (a) ............. 500 503
Wheels Fleet Lease Funding 1 LLC , Series 2024-1A , Class A2 , 6 .16% ( TSFR1M + 83 bps ) ,
2/18/39 (a) (b) ...................................................... 750 754
35,650
ABS Card (1.8%):
Evergreen Credit Card Trust ...............................................

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-CRT2 , Class B , 6 .56% , 11/15/26 (a) ............................. $ 1,000 $ 1,002
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 500 501
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 762 765
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 318 320
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ 500 490
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 500 500
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 308 310
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) .............. 1,000 1,007
4,895
ABS Other (6.7%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 1,500 1,398
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 145 143
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 405 392
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 322 321
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 391 395
Auxilior Term Funding LLC , Series 2024-1A , Class A2 , 5 .84% , 3/15/27 (a) .............. 750 755
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 449 453
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 7/14/26 @ 100 (a) .............. 693 696
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 8/14/27 @ 100 (a) .............. 500 506
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 8/14/27 @ 100 (a) ............... 500 515
Conn's Receivables Funding LLC , Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24
@ 100 (a) ......................................................... 111 105
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 750 760
Crossroads Asset Trust , Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 7/20/28 @ 100 (a) 1,000 1,004
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 233 221
Dell Equipment Finance Trust , Series 2023-1 , Class C , 6 .22% , 9/22/28 , Callable 10/22/25 @
100 (a) ........................................................... 1,000 1,008
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 12/15/26 @ 100 (a) ............. 778 781
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 3/15/28 @ 100 (a) ............... 750 766
DLLAA LLC , Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ........................ 522 524
Granite Park Equipment Leasing LLC , Series 2023-1A , Class A2 , 6 .51% , 5/20/30 (a) ....... 953 963
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class A2 , 5 .26% , 8/20/29 , Callable 5/20/26 @ 100 (a) ............. 91 91
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 5/20/26 @ 100 (a) .............. 735 738
Series 2023-2A , Class B , 6 .25% , 1/21/31 , Callable 11/20/26 @ 100 (a) ............. 1,000 1,011
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 520 526
M&T Equipment Notes , Series 2023-1A , Class A2 , 6 .09% , 7/15/30 , Callable 7/15/27 @ 100 (a) 495 496
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 293 256
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 8/15/26 @ 100 (a) .............. 458 459
Series 2023-A , Class A2 , 6 .57% , 6/17/30 , Callable 8/15/27 @ 100 (a) .............. 587 593
NP SPE II LLC ........................................................
Series 2017-1A , Class A1 , 3 .37% , 10/21/47 , Callable 8/20/24 @ 100 (a) ............ 104 101
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 8/19/24 @ 100 (a) ............ 371 356
Pawnee Equipment Receivables LLC .........................................
Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable 8/15/25 @ 100 (a) .............. 28 27
Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 6/15/26 @ 100 (a) ............... 725 725
Progress Residential Trust , Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (c) ............ 600 559
SCF Equipment Leasing LLC , Series 2021-1A , Class A3 , 0 .83% , 8/21/28 , Callable 1/20/26 @
100 (a) ........................................................... 78 77

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 11/12/27 @
100 (a) ........................................................... $ 639 $ 645
18,366
Total Asset-Backed Securities (Cost $58,702)
a
a
a
58,911
Collateralized Loan Obligations (3.2%)
Cash Flow CLO (3.2%):
CIFC Funding Ltd. , Series 2017-4A , Class A1R , 6 .49% ( TSFR3M + 121 bps ) , 10/24/30 ,
Callable 10/24/24 @ 100 (a) (b) ......................................... 362 363
Golub Capital Partners CLO Ltd. , Series 2019-40A , Class AR , 6 .64% ( TSFR3M + 135 bps ) ,
1/25/32 , Callable 10/25/24 @ 100 (a) (b) ................................... 794 795
Octagon Investment Partners XXI Ltd. , Series 2014-1A , Class AAR3 , 6 .58%
( TSFR3M + 126 bps ) , 2/14/31 , Callable 8/14/24 @ 100 (a) (b) ..................... 1,577 1,578
Palmer Square Loan Funding Ltd. ...........................................
Series 2021-2A , Class A1 , 6 .39% ( TSFR3M + 106 bps ) , 5/20/29 , Callable 8/20/24 @
100 (a) (b) ......................................................... 219 219
Series 2021-2A , Class A2 , 6 .84% ( TSFR3M + 151 bps ) , 5/20/29 , Callable 8/20/24 @
100 (a) (b) ......................................................... 500 500
Series 2021-3A , Class A2 , 6 .94% ( TSFR3M + 166 bps ) , 7/20/29 , Callable 10/20/24 @
100 (a) (b) ......................................................... 1,000 1,001
Series 2022-1A , Class A2 , 6 .90% ( TSFR3M + 160 bps ) , 4/15/30 , Callable 10/15/24 @
100 (a) (b) ......................................................... 1,000 1,001
Series 2022-3A , Class A1BR , 6 .70% ( TSFR3M + 140 bps ) , 4/15/31 , Callable 10/15/24 @
100 (a) (b) ......................................................... 500 500
Series 2022-3A , Class BR , 7 .30% ( TSFR3M + 200 bps ) , 4/15/31 , Callable 10/15/24 @
100 (a) (b) ......................................................... 500 500
Series 2024-3A , Class A2 , 6 .99% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (b) ......................................................... 750 750
SOUND POINT CLO VIII-R Ltd. , Series 2015-1RA , Class AR , 6 .64% ( TSFR3M + 134 bps ) ,
4/15/30 , Callable 10/15/24 @ 100 (a) (b) ................................... 293 294
Venture CLO Ltd. , Series 2024-49A , Class X , 6 .68% ( TSFR3M + 135 bps ) , 4/20/37 , Callable
4/20/26 @ 100 (a) (b) ................................................. 750 750
Voya CLO Ltd. , Series 2019-2A , Class AR , 6 .48% ( TSFR3M + 120 bps ) , 7/20/32 , Callable
10/20/24 @ 100 (a) (b) ................................................ 500 500
8,751
Total Collateralized Loan Obligations (Cost $8,748)
a
a
a
8,751
Collateralized Mortgage Obligations (10.5%)
Agency CMO Other (0.8%):
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 452 455
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 482 481
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 455 455
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 717 722
2,113
Commercial MBS (9.7%):
BBCMS Mortgage Trust ..................................................
Series 2019-BWAY , Class B , 6 .75% ( TSFR1M + 142 bps ) , 11/15/34 (a) (b) (c) .......... 1,000 178
Series 2020-BID , Class C , 9 .08% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) (c) ........... 1,470 1,455
BPR Trust ............................................................
Series 2022-OANA , Class B , 7 .78% ( TSFR1M + 245 bps ) , 4/15/37 (a) (b) (c) .......... 1,000 998
Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 1,250 1,248
BX Commercial Mortgage Trust ............................................
Series 2021-CIP , Class B , 6 .71% ( TSFR1M + 139 bps ) , 12/15/38 (a) (b) (c) ............ 496 488
Series 2021-CIP , Class C , 6 .91% ( TSFR1M + 159 bps ) , 12/15/38 (a) (b) (c) ............ 992 973
Series 2021-SOAR , Class B , 6 .31% ( TSFR1M + 98 bps ) , 6/15/38 (a) (b) (c) ........... 438 430
Series 2021-SOAR , Class C , 6 .54% ( TSFR1M + 121 bps ) , 6/15/38 (a) (b) (c) ........... 438 432
Series 2021-VINO , Class B , 6 .30% ( TSFR1M + 97 bps ) , 5/15/38 (a) (b) (c) ............ 721 708

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-VOLT , Class C , 6 .54% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... $ 750 $ 736
Series 2021-XL2 , Class C , 6 .64% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 704 691
BX Mortgage Trust , Series 2021-PAC , Class C , 6 .54% ( TSFR1M + 121 bps ) , 10/15/36 (a) (b) (c) 1,000 976
BX Trust .............................................................
Series 2021-RISE , Class B , 6 .69% ( TSFR1M + 136 bps ) , 11/15/36 (a) (b) (c) ........... 459 450
Series 2022-LBA6 , Class B , 6 .63% ( TSFR1M + 130 bps ) , 1/15/39 (a) (b) (c) ........... 500 490
Series 2022-LBA6 , Class C , 6 .93% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 980
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 6 .66% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) (c) .................................................... 1,000 937
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) (d) ........ 1,000 1,001
Series 2014-277P , Class C , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) (d) ........ 334 334
Series 2019-521F , Class B , 6 .58% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) (c) ............ 1,500 1,339
Series 2020-CBM , Class C , 3 .40% , 2/10/37 , Callable 2/10/25 @ 100 (a) (c) .......... 1,000 976
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 306
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .82% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (b) (c) .................................................... 352 350
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 849 702
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (c) (d) .......................... 600 589
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) (c) ........ 750 734
HPLY Trust ...........................................................
Series 2019-HIT , Class A , 6 .45% ( TSFR1M + 111 bps ) , 11/15/36 (a) (b) (c) ............ 289 289
Series 2019-HIT , Class B , 6 .80% ( TSFR1M + 146 bps ) , 11/15/36 (a) (b) (c) ............ 1,125 1,115
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-MHC , Class A , 6 .49%
( TSFR1M + 116 bps ) , 4/15/38 (a) (b) (c) ..................................... 945 940
Life Mortgage Trust , Series 2021-BMR , Class B , 6 .32% ( TSFR1M + 99 bps ) , 3/15/38 (a) (b) (c) . 983 960
MHC Commercial Mortgage Trust , Series 2021-MHC , Class B , 6 .54% ( TSFR1M + 122 bps ) ,
4/15/38 (a) (b) (c) .................................................... 839 830
Morgan Stanley Capital I Trust , Series 2019-NUGS , Class B , 6 .74% ( TSFR1M + 141 bps ) ,
12/15/36 (a) (b) (c) ................................................... 1,154 727
ONE Mortgage Trust , Series 2021-PARK , Class B , 6 .39% ( TSFR1M + 106 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 1,000 957
One New York Plaza Trust , Series 2020-1NYP , Class A , 6 .39% ( TSFR1M + 106 bps ) , 1/15/36 (a)
(b) (c) ........................................................... 875 831
SMRT , Series 2022-MINI , Class B , 6 .68% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,000 983
TTAN , Series 2021-MHC , Class B , 6 .54% ( TSFR1M + 121 bps ) , 3/15/38 (a) (b) (c) .......... 287 283
26,416
Total Collateralized Mortgage Obligations (Cost $30,321)
a
a
a
28,529
Senior Secured Loans (1.9%)
Consumer Discretionary (0.4%):
Charter Communications Operating LLC, Term B2, First Lien , 7 .08% ( SOFR03M + 175 bps ) ,
2/1/27 (b) ......................................................... 997 996
Financials (0.3%):
Delos Finance SARL, Term, First Lien , 7 .08% ( SOFR03M + 175 bps ) , 11/1/27 (b) .......... 857 862
Health Care (0.2%):
DaVita, Inc., Tranche B-1 Term Facility, First Lien , 7 .09% ( SOFR01M + 175 bps ) , 8/12/26 (b) . 584 584
Industrials (0.4%):
Avis Budget Car Rental LLC, Term Loan B, First Lien , 7 .09% ( SOFR01M + 175 bps ) , 8/6/27 (b) 997 994
Materials (0.6%):
Berry Global, Inc., Term Z Loans, First Lien , 7 .05% ( SOFR03M + 175 bps ) , 7/1/26 (b) ....... 291 291
The Chemours Co., TLB, First Lien , 8 .84% ( SOFR01M + 350 bps ) , 8/18/28 (b) ............ 1,476 1,472
1,763
Total Senior Secured Loans (Cost $5,178)
a
a
a
5,199

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Corporate Bonds (26.8%)
Communication Services (0.4%):
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 9/9/24 @ 100 (a) ....................................... $ 518 $ 516
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 9/9/24 @ 101.16 .......................... 750 692
1,208
Consumer Discretionary (1.1%):
Association of American Medical Colleges , 2 .12% , 10/1/24 ......................... 1,000 993
Daimler Truck Finance North America LLC , 6 .34% ( SOFR + 96 bps ) , 9/25/27 (a) (b) ........ 750 750
Nissan Motor Acceptance Co. LLC , 2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) ............ 500 472
Tapestry, Inc. , 7 .05% , 11/27/25 ............................................. 750 765
2,980
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 9/9/24 @ 101.47 (a) ........................................... 750 744
Energy (0.7%):
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 1,000 967
Hess Midstream Operations LP , 5 .63% , 2/15/26 , Callable 9/9/24 @ 100 (a) .............. 1,000 995
1,962
Financials (18.1%):
Antares Holdings LP , 3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ..................... 1,500 1,437
Ares Capital Corp.
3 .25% , 7/15/25 , Callable 6/15/25 @ 100 .................................. 500 489
3 .88% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 1,000 975
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 882 891
Athene Global Funding
5 .52% , 3/25/27 (a) .................................................. 500 506
6 .59% ( SOFRINDX + 121 bps ) , 3/25/27 (a) (b) ............................... 1,000 1,004
Aviation Capital Group LLC , 4 .88% , 10/1/25 , Callable 7/1/25 @ 100 (a) ................ 1,000 992
Bank of America NA , 6 .39% ( SOFR + 102 bps ) , 8/18/26 , Callable 7/17/26 @ 100 (b) ........ 500 504
Blackstone Private Credit Fund , 7 .05% , 9/29/25 ................................. 1,500 1,522
Blackstone Secured Lending Fund , 3 .63% , 1/15/26 , Callable 12/15/25 @ 100 ............ 1,000 969
Blue Owl Capital Corp. , 3 .75% , 7/22/25 , Callable 6/22/25 @ 100 .................... 1,000 982
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 1,500 1,407
Citigroup, Inc. , 6 .08% ( SOFR + 69 bps ) , 1/25/26 , Callable 1/25/25 @ 100 (b) ............. 1,000 1,001
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) ........ 1,700 1,694
Corebridge Global Funding , 6 .68% ( SOFR + 130 bps ) , 9/25/26 (a) (b) ................... 295 298
Credit Acceptance Corp.
6 .63% , 3/15/26 , Callable 8/19/24 @ 100 (e) ................................ 500 500
9 .25% , 12/15/28 , Callable 12/15/25 @ 104.63 (a) ............................ 429 459
DAE Funding LLC , 1 .55% , 8/1/24 (a) ........................................ 1,500 1,500
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 500 505
Fidelity & Guaranty Life Holdings, Inc. , 5 .50% , 5/1/25 , Callable 2/1/25 @ 100 (a) ......... 395 393
Fifth Third Bank NA , 5 .85% ( SOFRINDX + 123 bps ) , 10/27/25 , Callable 10/27/24 @ 100 (b) .. 1,000 1,000
Ford Motor Credit Co. LLC
2 .30% , 2/10/25 , Callable 1/10/25 @ 100 .................................. 1,000 981
8 .32% ( SOFR + 295 bps ) , 3/6/26 (b) ....................................... 500 514
FS KKR Capital Corp.
1 .65% , 10/12/24 .................................................... 857 849
4 .13% , 2/1/25 , Callable 1/1/25 @ 100 .................................... 1,000 990
Fulton Financial Corp. , 4 .50% , 11/15/24 ...................................... 885 879
GA Global Funding Trust
5 .88% ( SOFR + 50 bps ) , 9/13/24 (a) (b) ..................................... 1,000 1,000
6 .74% ( SOFR + 136 bps ) , 4/11/25 (a) (b) .................................... 380 382
Glencore Funding LLC , 6 .44% ( SOFRINDX + 106 bps ) , 4/4/27 (a) (b) ................... 1,000 1,001
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 500 487
Hyundai Capital America, Inc. , 6 .42% ( SOFR + 104 bps ) , 3/19/27 (a) (b) ................. 1,000 1,002
JPMorgan Chase & Co. , 6 .14% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) (e) ..... 1,000 1,001
Kemper Corp. , 4 .35% , 2/15/25 , Callable 11/15/24 @ 100 (e) ........................ 1,450 1,438
KeyCorp. , 6 .62% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (b) ........... 1,650 1,652

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
M&T Bank Corp. , 5 .75% , 10/1/24 ........................................... $ 1,000 $ 993
Manufacturers & Traders Trust Co.
5 .40% , 11/21/25 , Callable 10/21/25 @ 100 ................................. 300 301
4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ................................. 500 495
MassMutual Global Funding II , 6 .12% ( SOFR + 74 bps ) , 4/9/27 (a) (b) .................. 750 751
Morgan Stanley , 6 .40% ( SOFR + 102 bps ) , 4/13/28 , Callable 4/13/27 @ 100 (b) ............ 1,000 1,003
National Securities Clearing Corp. , 5 .15% , 5/30/25 (a) ............................. 750 749
New York Life Global Funding , 6 .31% ( SOFRINDX + 93 bps ) , 4/2/26 (a) (b) .............. 750 757
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 250 253
Pacific Life Global Funding II , 5 .99% ( SOFR + 62 bps ) , 6/4/26 (a) (b) ................... 100 100
Protective Life Global Funding , 5 .21% , 4/14/26 (a) ............................... 1,000 1,005
Reliance Standard Life Global Funding II , 5 .24% , 2/2/26 (a) ........................ 1,000 997
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. 500 487
Santander Holdings USA, Inc. , 5 .81% ( SOFR + 233 bps ) , 9/9/26 , Callable 9/9/25 @ 100 (b) ... 1,000 1,005
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 .............. 1,000 939
SLM Corp. , 4 .20% , 10/29/25 , Callable 9/29/25 @ 100 ............................ 1,152 1,131
Starwood Property Trust, Inc.
3 .75% , 12/31/24 , Callable 9/30/24 @ 100 (a) ............................... 1,050 1,037
3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) ................................ 500 476
State Street Corp. , 5 .10% ( SOFR + 113 bps ) , 5/18/26 , Callable 5/18/25 @ 100 (b) .......... 1,000 1,000
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 752 750
The Charles Schwab Corp. , 5 .89% ( SOFRINDX + 52 bps ) , 5/13/26 , Callable 4/13/26 @ 100 (b) 1,500 1,500
The Goldman Sachs Group, Inc. , 5 .87% ( SOFR + 49 bps ) , 10/21/24 , Callable 9/21/24 @ 100 (b) 1,000 1,000
The Huntington National Bank , 5 .70% ( SOFR + 122 bps ) , 11/18/25 , Callable 11/18/24 @ 100 (b) 1,350 1,348
49,281
Health Care (0.2%):
Little Co. of Mary Hospital of Indiana, Inc. , 1 .97% , 11/1/25 ........................ 670 643
Industrials (2.4%):
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 760 753
3 .70% , 10/15/25 .................................................... 295 286
Concentrix Corp. , 6 .65% , 8/2/26 , Callable 7/2/26 @ 100 ........................... 1,500 1,535
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,500 1,489
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 1,000 1,008
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 660 650
4 .88% , 1/15/26 .................................................... 783 773
6,494
Real Estate (2.7%):
Brixmor Operating Partnership LP , 3 .85% , 2/1/25 , Callable 11/1/24 @ 100 .............. 1,000 990
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 1,500 1,498
Retail Opportunity Investments Partnership LP , 4 .00% , 12/15/24 , Callable 9/15/24 @ 100 ... 1,250 1,240
SBA Tower Trust , 2 .84% , 1/15/25 , Callable 9/9/24 @ 100 (a) ........................ 1,000 986
VICI Properties LP/VICI Note Co., Inc.
3 .50% , 2/15/25 , Callable 8/19/24 @ 100 (a) ................................ 1,000 987
4 .63% , 6/15/25 , Callable 3/15/25 @ 100 (a) ................................ 500 495
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 8/23/24 @
100 (a) ........................................................... 1,250 1,244
7,440
Utilities (0.9%):
FirstEnergy Pennsylvania Electric Co. , 4 .00% , 4/15/25 (a) .......................... 1,500 1,481
Vistra Operations Co. LLC , 5 .63% , 2/15/27 , Callable 8/19/24 @ 100 (a) ................ 1,000 992
2,473
Total Corporate Bonds (Cost $72,926)
a
a
a
73,225

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Yankee Dollars (20.2%)
Consumer Discretionary (0.8%):
International Game Technology PLC , 4 .13% , 4/15/26 , Callable 9/9/24 @ 101.03 (a) ........ $ 1,030 $ 1,009
Melco Resorts Finance Ltd. , 5 .25% , 4/26/26 , Callable 9/9/24 @ 100 (a) ................ 750 726
Nissan Motor Co. Ltd. , 3 .52% , 9/17/25 , Callable 8/17/25 @ 100 (a) ................... 416 406
2,141
Energy (0.5%):
Petroleos Mexicanos , 4 .25% , 1/15/25 ......................................... 1,000 991
TransCanada PipeLines Ltd. , 6 .89% ( SOFRINDX + 152 bps ) , 3/9/26 , Callable 8/23/24 @ 100 (b) 500 500
1,491
Financials (15.5%):
ABN AMRO Bank NV
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 491
7 .16% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,016
Avolon Holdings Funding Ltd. , 2 .88% , 2/15/25 , Callable 1/15/25 @ 100 (a) ............. 1,000 984
Banco Santander SA , 6 .76% ( SOFR + 138 bps ) , 3/14/28 , Callable 3/14/27 @ 100 (b) ........ 1,500 1,509
Bank of Montreal , 6 .00% ( SOFRINDX + 62 bps ) , 9/15/26 (b) ......................... 1,500 1,500
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 500 511
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 1,000 1,010
BBVA Bancomer SA , 5 .35% ( H15T5Y + 300 bps ) , 11/12/29 , Callable 11/12/24 @ 100 (a) (b) .. 500 495
BPCE SA
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 513
7 .36% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 510
Canadian Imperial Bank of Commerce , 6 .60% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,010
Commonwealth Bank of Australia , 5 .90% ( SOFR + 52 bps ) , 6/15/26 (a) (b) ............... 1,500 1,500
Credit Agricole SA , 6 .67% ( SOFR + 129 bps ) , 7/5/26 (a) (b) .......................... 750 759
Danske Bank A/S
0 .98% , 9/10/25 , Callable 9/10/24 @ 100 (a) ................................ 1,000 995
6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ................ 500 506
Deutsche Bank AG
4 .50% , 4/1/25 ..................................................... 1,000 991
3 .96% ( SOFR + 258 bps ) , 11/26/25 , Callable 11/26/24 @ 100 (b) .................. 603 599
6 .59% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) .................. 331 331
Element Fleet Management Corp. , 6 .27% , 6/26/26 , Callable 5/26/26 @ 100 (a) ........... 1,000 1,018
Enel Finance International NV , 6 .80% , 10/14/25 (a) ............................... 500 511
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 500 510
Federation des Caisses Desjardins du Quebec , 5 .28% ( SOFRINDX + 109 bps ) , 1/23/26 , Callable
1/23/25 @ 100 (a) (b) ................................................. 1,000 1,000
HSBC Holdings PLC
6 .80% ( SOFR + 143 bps ) , 3/10/26 , Callable 3/10/25 @ 100 (b) .................... 1,000 1,005
6 .94% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) .................... 600 609
ING Groep NV
7 .02% ( SOFRINDX + 164 bps ) , 3/28/26 , Callable 3/28/25 @ 100 (b) ............... 500 503
6 .39% ( SOFRINDX + 101 bps ) , 4/1/27 , Callable 4/1/26 @ 100 (b) ................. 500 501
6 .94% ( SOFR + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) .................... 500 507
Lloyds Banking Group PLC
3 .51% ( H15T1Y + 160 bps ) , 3/18/26 , Callable 3/18/25 @ 100 (b) .................. 750 741
5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) .................... 500 509
6 .92% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ................. 500 506
Macquarie Group Ltd. , 6 .09% ( SOFR + 71 bps ) , 10/14/25 , Callable 10/14/24 @ 100 (a) (b) .... 1,500 1,500
Mitsubishi UFJ Financial Group, Inc. , 6 .31% ( SOFR + 94 bps ) , 2/20/26 , Callable 2/20/25 @
100 (b) ........................................................... 1,185 1,188
Mizuho Financial Group, Inc. , 6 .33% ( SOFR + 96 bps ) , 5/22/26 , Callable 5/22/25 @ 100 (b) ... 1,000 1,003
National Australia Bank Ltd. , 6 .03% ( SOFR + 65 bps ) , 1/12/27 (a) (b) ................... 1,250 1,252
Nationwide Building Society , 6 .66% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,408
NatWest Markets PLC
6 .83% ( SOFR + 145 bps ) , 3/22/25 (a) (b) .................................... 500 503
6 .14% ( SOFR + 76 bps ) , 9/29/26 (a) (b) ..................................... 1,000 998
Nordea Bank Abp , 6 .33% ( SOFR + 96 bps ) , 6/6/25 (a) (b) ............................ 500 502
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 1,000 981

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (f) .... $ 250 $ 248
Royal Bank of Canada , 5 .98% ( SOFRINDX + 59 bps ) , 11/2/26 , MTN (b) ................ 500 499
Santander UK Group Holdings PLC , 6 .83% ( SOFR + 275 bps ) , 11/21/26 , Callable 11/21/25 @
100 (b) ........................................................... 500 509
Societe Generale SA , 6 .43% ( SOFR + 105 bps ) , 1/21/26 , Callable 1/21/25 @ 100 (a) (b) ...... 1,700 1,701
Standard Chartered PLC
7 .78% ( H15T1Y + 310 bps ) , 11/16/25 , Callable 11/16/24 @ 100 (a) (b) .............. 750 755
7 .31% ( SOFR + 193 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................... 500 509
Sumitomo Mitsui Trust Bank Ltd. , 5 .82% ( SOFR + 44 bps ) , 9/16/24 (a) (b) ................ 1,000 1,000
The Bank of Nova Scotia
4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (f) ....................... 250 245
5 .92% ( SOFRINDX + 55 bps ) , 3/2/26 (b) ................................... 1,250 1,249
The Toronto-Dominion Bank , 5 .97% ( SOFR + 59 bps ) , 9/10/26 (b) ..................... 1,500 1,498
Westpac Banking Corp. , 5 .89% ( SOFR + 52 bps ) , 6/3/26 (b) .......................... 1,500 1,501
42,199
Industrials (1.0%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 990 971
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 500 500
Element Fleet Management Corp. , 5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ........... 500 507
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 900 852
2,830
Information Technology (0.3%):
SK Hynix, Inc. , 6 .25% , 1/17/26 (a) ........................................... 750 761
Materials (1.7%):
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 9/9/24 @ 102.5 (a) ................. 500 477
OCI NV , 4 .63% , 10/15/25 , Callable 9/9/24 @ 101.16 (a) ........................... 1,504 1,487
POSCO , 2 .50% , 1/17/25 (a) ................................................ 510 504
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 1,000 994
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 9/9/24 @ 100 (a) ............... 1,143 1,138
4,600
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (g) ............................ 1,000 1,002
Total Yankee Dollars (Cost $54,804)
a
a
a
55,024
Municipal Bonds (0.5%)
California (0.2%):
California Statewide Communities Development Authority Revenue , 1 .31% , 4/1/25 ....... 500 486
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue , Series A , 2 .50% , 10/1/25 ..... 300 289
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 425 432
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue , 1 .74% , 4/1/25 ...................... 255 247
Total Municipal Bonds (Cost $1,480)
a
a
a
1,454
U.S. Government Agency Mortgages (3.0%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (f) ................................ 250 246
Federal Home Loan Banks
5 .50% , 8/21/25 .................................................... 1,000 993
5 .60% , 7/17/26 .................................................... 575 574

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5 .55% , 8/28/26 .................................................... $ 500 $ 500
5 .00% , 4/2/27 ..................................................... 1,000 1,001
3,068
Federal Home Loan Mortgage Corporation
5 .50% , 3/25/27 - 10/12/27 ............................................. 3,000 2,997
5 .30% , 7/15/27 .................................................... 1,000 1,000
6 .00% , 5/2/29 ..................................................... 1,000 1,000
4,997
Total U.S. Government Agency Mortgages (Cost $8,318)
a
a
a
8,311
U.S. Treasury Obligations (1.1%)
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 750 756
4 .00% , 1/15/27 .................................................... 1,000 996
4 .13% , 9/30/27 .................................................... 1,250 1,253
Total U.S. Treasury Obligations (Cost $2,990)
a
a
a
3,005
Commercial Paper (11.4%)
Consumer Discretionary (1.4%):
AutoNation, Inc. , 5 .92% , 8/2/24 (a) (h) ........................................ 2,650 2,649
Whirlpool Corp.
5 .84% , 8/9/24 (a) (h) ................................................. 750 749
5 .87% , 8/12/24 (a) (h) ................................................ 500 499
3,897
Consumer Staples (0.4%):
Bacardi USA, Inc. , 5 .77% , 8/15/24 (a) (h) ...................................... 1,000 997
Energy (3.1%):
APA Corp. , 6 .02% , 8/1/24 (a) (h) ............................................. 2,700 2,699
Marathon Oil Corp. , 5 .72% , 8/1/24 (a) (h) ...................................... 500 500
Ovintiv, Inc.
6 .06% , 8/1/24 (a) (h) ................................................. 500 500
6 .08% , 8/6/24 (a) (h) ................................................. 1,000 999
6 .16% , 8/20/24 (a) (h) ................................................ 500 498
6 .24% , 9/16/24 (a) (h) ................................................ 500 496
Targa Resources Corp.
5 .79% , 8/1/24 (a) (h) ................................................. 1,000 1,000
5 .79% , 8/2/24 (a) (h) ................................................. 500 500
5 .86% , 8/15/24 (a) (h) ................................................ 1,000 998
5 .93% , 8/27/24 (a) (h) ................................................ 250 249
8,439
Financials (1.3%):
Brookfield Corporate Treasury Ltd.
5 .70% , 8/20/24 (a) (h) ................................................ 1,000 997
5 .79% , 9/25/24 (a) (h) ................................................ 1,500 1,487
Syngenta Wilmington, Inc. , 5 .85% , 8/5/24 (a) (h) ................................. 1,000 999
3,483
Industrials (0.5%):
Huntington Ingalls Industries, Inc. , 5 .71% , 8/1/24 (a) (h) ............................ 1,300 1,300
Information Technology (1.9%):
Flex Ltd.
5 .97% , 8/6/24 (a) (h) ................................................. 1,000 999
5 .98% , 8/7/24 (a) (h) ................................................. 1,700 1,698
Jabil, Inc.
6 .07% , 8/1/24 (a) (h) ................................................. 1,500 1,500

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
6 .07% , 8/2/24 (a) (h) ................................................. $ 1,000 $ 999
5,196
Materials (1.3%):
FMC Corp.
6 .11% , 8/19/24 (a) (h) ................................................ 500 498
6 .11% , 8/21/24 (a) (h) ................................................ 1,500 1,495
6 .11% , 8/22/24 (a) (h) ................................................ 500 498
International Flavors & Fragrances, Inc. , 5 .52% , 8/28/24 (a) (h) ....................... 1,000 996
3,487
Real Estate (0.5%):
Crown Castle, Inc. , 5 .70% , 8/1/24 (a) (h) ....................................... 1,500 1,500
Utilities (1.0%):
Guadalupe Valley Electric Cooperative, Inc.
6 .05% , 8/7/24 (a) (h) ................................................. 750 749
6 .05% , 8/8/24 (a) (h) ................................................. 1,000 999
6 .09% , 9/4/24 (a) (h) ................................................. 1,000 994
2,742
Total Commercial Paper (Cost $31,046)
a
a
a
31,041
Shares
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (i) ........ 141,431 142
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .23% (i) ............ 141,431 142
Invesco Government & Agency Portfolio, Institutional Shares , 5 .21% (i) ................ 141,431 141
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (i) . 141,431 141
Total Collateral for Securities Loaned (Cost $566)
a
a
a
566
Total Investments (Cost $275,079) — 100.4% 274,016
Liabilities in excess of other assets — (0.4)% (1,023)
NET ASSETS - 100.00% $ 272,993
At July 31, 2024, the Fund's investments in foreign securities were 27.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2024, the fair value of these securities was
$181,266 (thousands) and amounted to 66.4% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2024.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2024.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Rate represents the effective yield at July 31, 2024.
(i) Rate disclosed is the daily yield on July 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of July 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of July 31, 2024.

Schedule of Portfolio Investments
July 31, 2024
Victory Portfolios III
Victory Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Communication Services (6.3%):
Alphabet, Inc., Class A ................................................... 130,501 $ 22,386
AT&T, Inc. ........................................................... 259,303 4,992
Comcast Corp., Class A .................................................. 179,127 7,393
Electronic Arts, Inc. ..................................................... 42,617 6,433
Fox Corp., Class A ...................................................... 68,942 2,622
Match Group, Inc.(a) .................................................... 114,321 4,360
Meta Platforms, Inc., Class A .............................................. 7,250 3,442
Omnicom Group, Inc. .................................................... 43,589 4,273
Take-Two Interactive Software, Inc.(a) ........................................ 43,500 6,548
TKO Group Holdings, Inc. ................................................ 137,100 14,992
Verizon Communications, Inc. .............................................. 148,215 6,006
83,447
Consumer Discretionary (3.9%):
LKQ Corp. ........................................................... 331,895 13,774
Lowe's Cos., Inc. ....................................................... 24,637 6,048
Mattel, Inc.(a) ......................................................... 377,500 7,282
PulteGroup, Inc. ........................................................ 52,438 6,922
PVH Corp. ........................................................... 29,793 3,038
Tapestry, Inc. .......................................................... 80,461 3,226
The Home Depot, Inc. ................................................... 17,585 6,474
Ulta Beauty, Inc.(a) ..................................................... 7,640 2,788
Yum! Brands, Inc. ...................................................... 17,502 2,325
51,877
Consumer Staples (7.1%):
Altria Group, Inc. ....................................................... 142,258 6,972
Archer-Daniels-Midland Co. ............................................... 64,259 3,985
Colgate-Palmolive Co. ................................................... 75,178 7,457
Keurig Dr. Pepper, Inc. ................................................... 554,292 19,001
Mondelez International, Inc., Class A ......................................... 167,200 11,428
Philip Morris International, Inc. ............................................. 77,050 8,873
Sysco Corp. ........................................................... 41,114 3,151
Target Corp. .......................................................... 36,820 5,538
The Kroger Co. ........................................................ 88,311 4,813
The Procter & Gamble Co. ................................................ 49,886 8,020
U.S. Foods Holding Corp.(a) ............................................... 271,500 14,767
94,005
Energy (6.6%):
APA Corp. ............................................................ 108,996 3,400
Chevron Corp. ......................................................... 54,400 8,730
ConocoPhillips Co. ..................................................... 19,003 2,113
Devon Energy Corp. ..................................................... 143,705 6,758
Enterprise Products Partners LP ............................................. 393,424 11,354
EOG Resources, Inc. .................................................... 61,488 7,797
Exxon Mobil Corp. ..................................................... 165,131 19,583
Marathon Oil Corp. ..................................................... 469,200 13,161
Marathon Petroleum Corp. ................................................ 37,743 6,681
Valero Energy Corp. ..................................................... 43,222 6,990
86,567
Financials (20.3%):
Affiliated Managers Group, Inc. ............................................ 29,526 5,481
American Express Co. ................................................... 31,209 7,897
American Financial Group, Inc. ............................................. 18,691 2,448
American International Group, Inc. .......................................... 80,411 6,371
Ameriprise Financial, Inc. ................................................. 10,286 4,424
Bank OZK ............................................................ 98,614 4,624
Capital One Financial Corp. ............................................... 43,012 6,512
Cboe Global Markets, Inc. ................................................ 45,900 8,423
Cincinnati Financial Corp. ................................................ 32,269 4,215

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Citigroup, Inc. ......................................................... 314,200 $ 20,385
East West Bancorp, Inc. .................................................. 80,441 7,070
Evercore, Inc. ......................................................... 23,447 5,871
Everest Group Ltd. ...................................................... 39,421 15,487
Fairfax Financial Holdings Ltd. ............................................. 15,900 18,753
Fidelity National Financial, Inc. ............................................ 140,789 7,801
Franklin Resources, Inc. .................................................. 48,804 1,116
JPMorgan Chase & Co. .................................................. 160,005 34,049
Mastercard, Inc., Class A ................................................. 10,045 4,658
MGIC Investment Corp. .................................................. 170,796 4,243
Popular, Inc. .......................................................... 55,794 5,726
Primerica, Inc. ......................................................... 10,343 2,604
Regions Financial Corp. .................................................. 308,232 6,895
SEI Investments Co. ..................................................... 69,434 4,710
Synchrony Financial ..................................................... 114,048 5,793
T. Rowe Price Group, Inc. ................................................. 45,339 5,178
The Goldman Sachs Group, Inc. ............................................ 61,337 31,222
The PNC Financial Services Group, Inc. ...................................... 90,500 16,390
The Progressive Corp. ................................................... 71,100 15,224
W.R. Berkley Corp. ..................................................... 84,576 4,663
268,233
Health Care (14.9%):
AbbVie, Inc. .......................................................... 100,431 18,612
Agilent Technologies, Inc. ................................................. 32,250 4,560
Biogen, Inc.(a) ......................................................... 10,469 2,232
Bristol-Myers Squibb Co. ................................................. 97,561 4,640
Centene Corp.(a) ....................................................... 52,943 4,072
CVS Health Corp. ...................................................... 66,686 4,023
Elevance Health, Inc. .................................................... 12,000 6,384
GE HealthCare Technologies, Inc. ........................................... 65,800 5,569
Gilead Sciences, Inc. .................................................... 136,847 10,409
Hologic, Inc.(a) ........................................................ 43,408 3,543
Humana, Inc. .......................................................... 20,148 7,286
Johnson & Johnson ..................................................... 112,472 17,754
McKesson Corp. ....................................................... 16,000 9,872
Medtronic PLC ........................................................ 178,544 14,341
Merck & Co., Inc. ...................................................... 217,504 24,606
Molina Healthcare, Inc.(a) ................................................ 11,377 3,883
Pfizer, Inc. ............................................................ 195,104 5,958
Royalty Pharma PLC, Class A .............................................. 165,859 4,672
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 448,300 7,814
The Cigna Group ....................................................... 58,436 20,375
United Therapeutics Corp.(a) .............................................. 12,159 3,809
UnitedHealth Group, Inc. ................................................. 21,100 12,157
196,571
Industrials (16.2%):
3M Co. .............................................................. 43,077 5,494
Advanced Drainage Systems, Inc. ........................................... 25,481 4,511
Builders FirstSource, Inc.(a) ............................................... 42,730 7,152
Caterpillar, Inc. ........................................................ 14,520 5,027
Cintas Corp. .......................................................... 7,407 5,659
Cummins, Inc. ......................................................... 20,295 5,922
Delta Air Lines, Inc. ..................................................... 73,788 3,174
Expeditors International of Washington, Inc. .................................... 34,514 4,308
Fastenal Co. ........................................................... 46,635 3,299
FedEx Corp. .......................................................... 53,059 16,037
Ferguson PLC ......................................................... 21,396 4,764
General Dynamics Corp. .................................................. 38,000 11,351
Genpact Ltd. .......................................................... 78,351 2,716
Honeywell International, Inc. .............................................. 12,669 2,594
Johnson Controls International PLC .......................................... 101,400 7,254

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
Leidos Holdings, Inc. .................................................... 71,300 $ 10,296
Lockheed Martin Corp. ................................................... 6,609 3,582
ManpowerGroup, Inc. ................................................... 49,276 3,774
Masco Corp. .......................................................... 77,463 6,031
MSC Industrial Direct Co., Inc. ............................................. 24,548 2,184
Oshkosh Corp. ......................................................... 32,586 3,540
Otis Worldwide Corp. .................................................... 69,621 6,579
Owens Corning ........................................................ 27,300 5,088
PACCAR, Inc. ......................................................... 113,014 11,150
Parker-Hannifin Corp. ................................................... 11,600 6,509
Paychex, Inc. .......................................................... 17,571 2,249
Robert Half, Inc. ....................................................... 60,802 3,903
RTX Corp. ............................................................ 103,567 12,168
Sensata Technologies Holding PLC .......................................... 307,700 11,997
SS&C Technologies Holdings, Inc. .......................................... 249,181 18,178
The Middleby Corp.(a) ................................................... 22,360 3,032
The Timken Co. ........................................................ 24,166 2,101
United Parcel Service, Inc., Class B .......................................... 35,948 4,687
United Rentals, Inc. ..................................................... 6,157 4,661
W.W. Grainger, Inc. ..................................................... 3,624 3,540
214,511
Information Technology (11.0%):
Accenture PLC, Class A .................................................. 10,886 3,599
Adobe, Inc.(a) ......................................................... 7,586 4,185
Amdocs Ltd. .......................................................... 48,750 4,264
Amphenol Corp., Class A ................................................. 125,800 8,084
Analog Devices, Inc. .................................................... 53,400 12,356
Applied Materials, Inc. ................................................... 63,828 13,544
Cisco Systems, Inc. ..................................................... 170,566 8,264
Cognizant Technology Solutions Corp., Class A ................................. 59,077 4,471
Corpay, Inc.(a) ......................................................... 35,100 10,243
Dropbox, Inc., Class A(a) ................................................. 151,897 3,633
Fortinet, Inc.(a) ........................................................ 47,586 2,762
Gen Digital, Inc. ....................................................... 134,452 3,495
International Business Machines Corp. ........................................ 19,702 3,786
Jabil, Inc. ............................................................ 38,318 4,317
Lam Research Corp. ..................................................... 4,491 4,137
Microchip Technology, Inc. ................................................ 55,049 4,887
NetApp, Inc. .......................................................... 41,148 5,225
Qorvo, Inc.(a) ......................................................... 29,023 3,477
QUALCOMM, Inc. ..................................................... 38,106 6,895
Salesforce, Inc. ........................................................ 28,200 7,298
Skyworks Solutions, Inc. ................................................. 24,487 2,782
Teradata Corp.(a) ....................................................... 111,512 3,615
VeriSign, Inc.(a) ........................................................ 30,167 5,642
Zebra Technologies Corp.(a) ............................................... 31,500 11,063
Zoom Video Communications, Inc., Class A(a) .................................. 64,074 3,870
145,894
Materials (5.1%):
Berry Global Group, Inc. ................................................. 46,254 3,040
CF Industries Holdings, Inc. ............................................... 68,756 5,252
Cleveland-Cliffs, Inc.(a) .................................................. 151,693 2,328
Dow, Inc. ............................................................ 90,058 4,905
Eagle Materials, Inc. ..................................................... 14,586 3,972
Louisiana-Pacific Corp. .................................................. 48,227 4,734
LyondellBasell Industries NV, Class A ........................................ 46,875 4,662
Nucor Corp. ........................................................... 36,984 6,026
Olin Corp. ............................................................ 112,663 5,139
PPG Industries, Inc. ..................................................... 61,700 7,835
Sealed Air Corp. ....................................................... 285,329 10,857
Steel Dynamics, Inc. ..................................................... 44,966 5,990

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2024
Security Description Shares
Value
(000)
The Mosaic Co. ........................................................ 99,384 $ 2,959
67,699
Real Estate (3.4%):
AvalonBay Communities, Inc. .............................................. 23,227 4,760
Brixmor Property Group, Inc. .............................................. 125,478 3,196
Equity LifeStyle Properties, Inc. ............................................ 129,300 8,880
Healthpeak Properties, Inc. ................................................ 200,190 4,368
Invitation Homes, Inc. ................................................... 365,121 12,878
Prologis, Inc. .......................................................... 52,543 6,623
Realty Income Corp. .................................................... 74,455 4,276
44,981
Utilities (3.5%):
DTE Energy Co. ....................................................... 38,718 4,667
Duke Energy Corp. ...................................................... 24,705 2,699
Evergy, Inc. ........................................................... 82,428 4,781
Exelon Corp. .......................................................... 293,300 10,911
National Fuel Gas Co. ................................................... 80,972 4,744
NRG Energy, Inc. ....................................................... 67,373 5,064
OGE Energy Corp. ...................................................... 71,180 2,760
Vistra Corp. ........................................................... 133,433 10,570
46,196
Total Common Stocks (Cost $1,025,148)
a
a
a
1,299,981
Total Investments (Cost $1,025,148) — 98.3% 1,299,981
Other assets in excess of liabilities — 1.7% 21,967
NET ASSETS - 100.00% $ 1,321,948
At July 31, 2024, the Fund's investments in foreign securities were 5.3% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company